The date of the MultiOption Advisor B, C and L Class variable annuities Prospectus and Statement of Additional Information is changed to be effective October 1, 2005.

The purpose of this supplement to the Prospectus is to make an optional rider available to the MultiOption B, C and L Class variable annuity contracts. This optional product feature is called a Guaranteed Lifetime Withdrawal Benefit and it is described below. The corresponding sections of the Prospectus are revised, replaced or added, as applicable, as follows:

The following shall be added to the section entitled "Other Contract Options", which starts on page 5 of the prospectus dated April 29, 2005:

OTHER CONTRACT OPTIONS

You may also elect to purchase these other options as part of your contract. EACH OPTION HAS A CHARGE ASSOCIATED WITH IT WHICH IS DESCRIBED IN MORE DETAIL LATER IN THE PROSPECTUS SECTION ENTITLED "OPTIONAL CONTRACT RIDER CHARGES." Each contract feature may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. In addition, there may be limitations and restrictions that apply to your contract as a result of a particular option or a combination of options. Please read the prospectus section(s) carefully and consult your tax advisor and your representative before you elect any optional contract features. These options may not be available in every state and we reserve the right to stop offering any option(s) at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)


This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION IS GENERALLY NOT APPROPRIATE FOR YOU.

ESTATE ENHANCEMENT BENEFIT OPTION (EEB)

This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and

      F63515 9-2005                                                       Page 1
state taxes that may be payable on any taxable gains in your contract. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION.

The following shall replace the corresponding tables in the section of the prospectus entitled "Contract Charges and Expenses" found on page 7 of the prospectus:

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                              B CLASS   C CLASS   L CLASS
                                                              -------   -------   -------
Mortality and Expense Risk Fee                                 1.05%     1.40%     1.35%
Administrative Fee                                             0.15%     0.15%     0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                             1.20%     1.55%     1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                           TOTAL CHARGE:     TOTAL CHARGE:       TOTAL CHARGE:
                                          DEATH BENEFIT +   DEATH BENEFIT +     DEATH BENEFIT +
                                           BASE CONTRACT     BASE CONTRACT       BASE CONTRACT
                                              B CLASS           C CLASS             L CLASS
                                          ---------------   ---------------     ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%             1.70%               1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%             1.80%               1.75%
Premier Death Benefit (PDB)
  Charge 0.35%                                  1.55%             1.90%               1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                           OPTION CHARGE +   OPTION CHARGE +   OPTION CHARGE +
                                            BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                               B CLASS           C CLASS           L CLASS
                                           ---------------   ---------------   ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%             1.80%             1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%             2.05%             2.00%
MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS
Base Contract+PDB+EEB+GIPB                      2.30%             2.65%             2.60%

(Does not include the GMWB option or the GLWB option because neither is a separate account charge.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)

Guaranteed Minimum Withdrawal Benefit                     Maximum possible charge    1.00%
  (GMWB) Charge(1)                                        Current benefit charge     0.50%

(1) The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the annual GMWB charge will be deducted proportionately from the values in the variable annuity account. Please see the GMWB section of the Prospectus for details.

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)

Guaranteed Lifetime Withdrawal Benefit                    Charge                     0.60%
  (GLWB) Charge(2)


(2) The annual charge for this option is equal to 0.60% annually. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the annual GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the Prospectus for details.


CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses before reimbursements), as well as the least expensive contract design (Base Contract only) and the three most expensive contract designs over the time period; (Base+HAV+EEB+GMWB) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Minimum Withdrawal Benefit Option and (Base+PDB+EEB+GIPB) which includes the Premier Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Income Provider Benefit Option; and (Base+HAV+EEB+ GLWB) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement

Benefit Option and the Guaranteed Lifetime Withdrawal Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                        IF YOU ANNUITIZE AT THE END
                                           IF YOU SURRENDERED YOUR CONTRACT AT        OF THE AVAILABLE TIME PERIOD OR
                                          THE END OF THE APPLICABLE TIME PERIOD     YOU DO NOT SURRENDER YOUR CONTRACT
                                          --------------------------------------   -------------------------------------
                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          -------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                      $  869    $1,123    $1,402     $1,965    $  169   $  523    $  902     $1,965
  Base+HAV+EEB+GMWB                       $  959    $1,391    $1,845     $3,070    $  259   $  791    $1,345     $3,070
  Base+PDB+EEB+GIPB                       $  979    $1,456    $1,959     $3,090    $  279   $  856    $1,459     $3,090
  Base+HAV+EEB+GLWB                       $  969    $1,426    $1,910     $2,993    $  269   $  826    $1,410     $2,993
  MAXIMUM FUND EXPENSES
  Base Contract Only                      $1,003    $1,527    $2,077     $3,318    $  303   $  927    $1,577     $3,318
  Base+HAV+EEB+GMWB                       $1,092    $1,787    $2,498     $4,324    $  392   $1,187    $1,998     $4,324
  Base+PDB+EEB+GIPB                       $1,112    $1,847    $2,597     $4,289    $  412   $1,247    $2,097     $4,289
  Base+HAV+EEB+GLWB                       $1,102    $1,818    $2,551     $4,206    $  402   $1,218    $2,051     $4,206
C CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                      $  203    $  627    $1,078     $2,327    $  203   $  627    $1,078     $2,327
  Base+HAV+EEB+GMWB                       $  293    $  893    $1,515     $3,406    $  293   $  893    $1,515     $3,406
  Base+PDB+EEB+GIPB                       $  313    $  957    $1,625     $3,411    $  313   $  957    $1,625     $3,411
  Base+HAV+EEB+GLWB                       $  303    $  927    $1,577     $3,318    $  303   $  927    $1,577     $3,318
  MAXIMUM FUND EXPENSES
  Base Contract Only                      $  337    $1,027    $1,741     $3,631    $  337   $1,027    $1,741     $3,631
  Base+HAV+EEB+GMWB                       $  425    $1,285    $2,156     $4,614    $  425   $1,285    $2,156     $4,614
  Base+PDB+EEB+GIPB                       $  445    $1,343    $2,251     $4,566    $  445   $1,343    $2,251     $4,566
  Base+HAV+EEB+GLWB                       $  435    $1,315    $2,206     $4,486    $  435   $1,315    $2,206     $4,486
L CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                      $  898    $1,212    $1,052     $2,275    $  198   $  612    $1,052     $2,275
  Base+HAV+EEB+GMWB                       $  988    $1,478    $1,490     $3,358    $  288   $  878    $1,490     $3,358
  Base+PDB+EEB+GIPB                       $1,008    $1,542    $1,601     $3,365    $  308   $  942    $1,601     $3,365
  Base+HAV+EEB+GLWB                       $  998    $1,513    $1,552     $3,271    $  298   $  913    $1,552     $3,271
  MAXIMUM FUND EXPENSES
  Base Contract Only                      $1,032    $1,613    $1,717     $3,585    $  332   $1,013    $1,717     $3,585
  Base+HAV+EEB+GMWB                       $1,120    $1,871    $2,133     $4,572    $  420   $1,271    $2,133     $4,572
  Base+PDB+EEB+GIPB                       $1,140    $1,929    $2,229     $4,526    $  440   $1,329    $2,229     $4,526
  Base+HAV+EEB+GLWB                       $1,131    $1,901    $2,183     $4,445    $  431   $1,301    $2,183     $4,445

note: A contract combination that uses Base + PDB + EEB + GIPB is actually more expensive than the Base + HAV + EEB + GMWB combination for the first five years because the charge for the GMWB option is calculated based on the GWB amount as compared to the charge for the GIPB which is taken as a separate account charge. In addition, the example assumes the maximum possible charge for the GMWB after the first five years since a contract owner has the ability to elect a reset five years after the option is elected. Similarly, the Base + HAV + EEB + GLWB is more expensive than the Base + HAV + EEB + GMWB combination for the first five years. The examples assume the maximum possible charge for GMWB after the first five years.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                     B CLASS          C CLASS          L CLASS
------------------------------                     -------          -------          -------
Mortality and Expense Risk Fee                      1.20%            1.20%            1.20%
Administrative Fee                                  0.15%            0.15%            0.15%
Total Base Contract Separate Account Annual         1.35%            1.35%            1.35%
  Expenses (No Optional Riders)
Optional Death Benefit Separate Account         Not Applicable   Not Applicable   Not Applicable
  Charges
Other Optional Separate Account Charges         Not Applicable   Not Applicable   Not Applicable

OTHER CHARGES                                      B CLASS          C CLASS          L CLASS
-------------                                      -------          -------          -------
Other Optional Benefit Charges taken from
  Contract Value                                Not Applicable   Not Applicable   Not Applicable

The following shall be added to the section of the prospectus entitled "Optional Contract Rider Charges" which starts on page 26 of the prospectus:

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Contingent Deferred Sales Charge (CDSC).

Guaranteed Lifetime Withdrawal Benefit (GLWB) Option -- Charge


     - If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% annually. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.


The following will be added to the section of the prospectus entitled "Other Contract Options" which starts on page 38 of the prospectus:

OTHER CONTRACT OPTIONS

Your contract also allows you to choose from other optional contract features described below. THERE IS A SPECIFIC CHARGE ASSOCIATED WITH EACH CONTRACT OPTION. THE CHARGES ARE DESCRIBED IN DETAIL IN THE "OPTIONAL CONTRACT RIDER CHARGES" SECTION OF THIS PROSPECTUS. EACH OPTIONAL CONTRACT FEATURE MAY OR MAY NOT BE BENEFICIAL TO YOU DEPENDING ON YOUR SPECIFIC

CIRCUMSTANCES AND HOW YOU INTEND TO USE YOUR CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX ADVISOR AND FINANCIAL ADVISOR BEFORE YOU ELECT ANY OPTIONAL CONTRACT FEATURES. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION:

     - Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option is generally not appropriate for you.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

     - Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.


     - After the first contract year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.


     - This rider may not be purchased for a "stretch" IRA or other "decedent" type IRA.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

  AGE    ANNUAL INCOME PERCENTAGE
  ---    ------------------------
50 - 59            4.0%
60 - 69            5.0%
70 - 79            5.5%
  80+              6.0%


These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).


Adjustment for Subsequent Purchase Payments


The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate, without our prior written approval. Currently this restriction is being waived.


Withdrawals

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of contingent deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

Adjustments for Withdrawals less than the Guaranteed Annual Income


Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Adjustments for Withdrawals in excess of the Guaranteed Annual Income


Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be immediately recalculated as follows:



The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:


(a) is the GWB immediately prior to the excess portion of the withdrawal,


(b) is the excess portion of the excess withdrawal amount, and


(c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by
(c) where:

(a) is the GAI prior to the withdrawal,

(b) is the amount of the excess withdrawal, and

(c) is the contract value immediately prior to the excess portion of the withdrawal.


For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.


Automatic Payment Phase


If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.



Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.


Guaranteed Annual Income Reset

Beginning with the fifth contract anniversary following the GLWB effective date and every 5 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This

GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

(a) is the GAI immediately prior to the GAI reset; and

(b) is an amount equal to: (1) multiplied by (2) where:

     1) is the greater of the GWB or the contract value; and

     2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.


In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.


Sub-Account Allocation


While the GLWB option is in effect your full contract value must be allocated to an allocation plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the sub-account allocation plan you currently have chosen. The contract owner may elect to change from the current sub-account allocation plan to another sub-account allocation plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify sub-account allocation plans.



If the GLWB option is elected after the contract is issued, your contract value will be reallocated to an approved allocation plan on the valuation date coincident with or next following the day the GLWB option is effective.


Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability.

The GLWB option will automatically terminate at the earliest of the following:

     - the date of termination or surrender of the contract; or

     - any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

     - the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

     - the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

     - the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Conversion

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB option will be the contract value on the contract anniversary date.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO A GLWB:

     - Because the GLWB will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB will be lower.

     - Your GAI under the GLWB will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB than under the GMWB option.

     - If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB option.

     - If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

The following will be added to the section of the prospectus entitled "Federal Tax Status - Taxes Payable on Optional Riders" which starts on page 55 of the prospectus.

The GLWB option provides benefits that are different from the usual benefits available under variable annuity contracts. If you elect the GLWB option a contract owner or beneficiary may be allowed to take withdrawals under the GLWB option even after the contract value is equal to zero. Like any withdrawal under the GLWB option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options - Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or loss in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                                  CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------         --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1       65      $      0   $100,000    $     0     $100,000    $100,000      $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                                  CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------         --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1       65      $      0   $100,000    $     0     $100,000    $100,000      $5,000
Activity (sub
  deposit)                --      $102,000   $20,000     $     0     $122,000    $120,000      $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                                  CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------         --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1..     65      $      0   $100,000    $     0     $100,000    $100,000      $5,000
Activity (sub
  deposit)...........     --      $102,000   $20,000     $     0     $122,000    $120,000      $6,000
Beginning of Year 2..     66            --        --          --           --    $120,000      $6,000
Activity
  (withdrawal).......     --      $116,600        --     $ 6,000     $110,600    $114,000      $6,000

Page E-1

EXAMPLE #4 -- WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                                  CONTRACT                           CONTRACT   GUARANTEED   GUARANTEED
                                   VALUE     PURCHASE                 VALUE     WITHDRAWAL     ANNUAL
                       ATTAINED    BEFORE    PAYMENTS   WITHDRAWAL    AFTER      BENEFIT       INCOME
CONTRACT YEARS           AGE      ACTIVITY   RECEIVED     AMOUNT     ACTIVITY     (GWB)        (GAI)
--------------         --------   --------   --------   ----------   --------   ----------   ----------
Beginning of Year 1..     65      $      0   $100,000    $     0     $100,000    $100,000      $5,000
Activity (sub
  deposit)...........     --      $102,000   $20,000     $     0     $122,000    $120,000      $6,000
Beginning of Year 2..     66            --        --          --           --    $120,000      $6,000
Activity
  (withdrawal).......     --      $116,600        --     $ 6,000     $110,600    $114,000      $6,000
Beginning of Year 3..     67            --        --          --           --    $114,000      $6,000
Activity (excess
  withdrawal)........     --      $111,600        --     $11,000     $100,600    $102,886      $5,716

                                                                        Page E-2

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company

[MINNESOTA LIFE LOGO]
400 Robert Street North - St. Paul, Minnesota 55101-2098 - Telephone:
1-800-362-3141 - http://www.minnesotalife.com

     This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

     You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

[ADVANTUS(TM) CAPITAL MANAGEMENT LOGO]
Advantus Capital Management, Inc.:
- Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Index 500 Portfolio
- International Bond Portfolio
- Money Market Portfolio
- Mortgage Securities Portfolio
- Real Estate Securities Portfolio

[AIM FUNDS(SM) LOGO]
AIM Variable Insurance Fund:
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares (AIM V.I. Basic Balanced Fund -- Series II Shares effective July 1, 2005)
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares (AIM V.I. Demographic Trends Fund -- Series II Shares effective July 1, 2005)
- AIM V.I. Premier Equity Fund -- Series II Shares

[AMERICAN CENTURY(R) LOGO]
American Century Variable Portfolios, Inc.:
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

[FIDELITY INVESTMENTS(R) LOGO]
Fidelity Variable Insurance Products Funds:
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

[FRANKLIN TEMPLETON INVESTMENTS(R) LOGO]
Franklin Templeton Variable Insurance Products Trust:
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares (formerly Franklin Small Cap Fund -- Class 2 Shares)
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares

[JANUS LOGO]
Janus Aspen Series:
- Balanced Portfolio -- Service Shares
- Forty Portfolio -- Service Shares (formerly Capital Appreciation Portfolio -- Service Shares)
- International Growth Portfolio -- Service Shares

(MFS INVESTMENT MANAGEMENT LOGO)
MFS(R) Variable Insurance Trust(sm):
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Services Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS LOGO)
Oppenheimer Variable Account Funds:
- Capital Appreciation Fund/VA -- Service Shares
- High Income Fund/VA -- Service Shares
Panorama Series Fund, Inc.:
- International Growth Fund/VA -- Service Shares

(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust:
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

(VAN KAMPEN INVESTMENTS LOGO)
Van Kampen Life Investment Trust:
- Comstock Portfolio -- Class II Shares
- Emerging Growth Portfolio -- Class II Shares
- Growth and Income Portfolio -- Class II Shares

(W&R LOGO)
W&R Target Funds, Inc.:
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Core Equity Portfolio
- W&R Global Natural Resources Portfolio
- W&R Growth Portfolio
- W&R International Growth Portfolio (formerly W&R International Portfolio)
- W&R International Value Portfolio (formerly W&R International II Portfolio)
- W&R Micro Cap Growth Portfolio
- W&R Mid Cap Growth Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

     Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.
     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling: 1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: APRIL 29, 2005.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS

                    SPECIAL TERMS                                                                          1
                    HOW TO CONTACT US                                                                      3
                    AN OVERVIEW OF CONTRACT FEATURES                                                       4
                    OTHER CONTRACT OPTIONS                                                                 5
                    CONTRACT CHARGES AND EXPENSES                                                          6
                    CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                              10
                    DESCRIPTION OF THE CONTRACT                                                           14
                              Right of Cancellation or "Free Look"                                        14
                              Purchase Payments                                                           14
                              Automatic Purchase Plan                                                     15
                              Purchase Payment Allocation Options                                         15
                              Transfers                                                                   15
                              Market Timing and Disruptive Transfers                                      16
                              Systematic Transfer Arrangements                                            17
                                        Automatic Portfolio Rebalancing                                   17
                                        Dollar Cost Averaging                                             17
                              Purchase Payments and Value of the Contract                                 18
                                        Crediting Accumulation Units                                      18
                                        Value of the Contract                                             19
                                        Accumulation Unit Value                                           19
                              Net Investment Factor for Each Valuation Period                             19
                              Redemptions, Withdrawals and Surrender                                      20
                              Modification and Termination of the Contract                                20
                              Assignment                                                                  21
                              Deferment of Payment                                                        21
                              Confirmation Statements and Reports                                         22
                    CONTRACT CHARGES AND FEES                                                             22
                              Contingent Deferred Sales Charge                                            22
                                        Nursing Home or Terminal Illness Waiver                           24
                                        Unemployment Waiver                                               25
                              Mortality and Expense Risk Charge                                           25
                              Administrative Charge                                                       25
                              Annual Maintenance Fee                                                      26
                              Optional Contract Rider Charges                                             26
                              Premium Taxes                                                               27
                              Transfer Charges                                                            27
                              Market Value Adjustment                                                     27
                    ANNUITIZATION BENEFITS AND OPTIONS                                                    28
                              Annuity Payments                                                            28
                              Electing the Retirement Date and Annuity Option                             28
                              Annuity Options                                                             29
                              Calculation of Your First Monthly Annuity Payment                           30

                              Amount of Subsequent Variable Annuity Payments                              30
                              Value of the Annuity Unit                                                   30
                              Transfers after you have Annuitized your Contract                           31
                    DEATH BENEFITS                                                                        31
                              If the Owner Dies Before Annuity Payments Begin                             31
                                        Optional Death Benefits                                           32
                                        Highest Anniversary Value Death Benefit Option                    33
                                        5% Death Benefit Increase Option                                  34
                                        Premier Death Benefit Option                                      36
                              If the Owner Dies on or after Annuity Payments Begin                        38
                    OTHER CONTRACT OPTIONS                                                                38
                    GENERAL INFORMATION                                                                   46
                              The Company -- Minnesota Life Insurance Company                             46
                              The Separate Account -- Variable Annuity Account                            46
                              Changes to the Separate Account -- Additions, Deletions or
                                Substitutions                                                             46
                              Compensation Paid for the Sale of Contracts                                 47
                              Payments Made by Underlying Mutual Funds                                    49
                              The General Account and the Guaranteed Term Account                         49
                    VOTING RIGHTS                                                                         52
                    FEDERAL TAX STATUS                                                                    53
                    PERFORMANCE DATA                                                                      60
                    STATEMENT OF ADDITIONAL INFORMATION                                                   60
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS               A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                                B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                               C-1
                    APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION
                                                                                                         D-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different Portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

MINNESOTA LIFE'S ANNUITY SERVICE LINE

(TELEPHONE GRAPHIC)
         - Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

(MAIL GRAPHIC)
         - For purchase payments sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

         - To receive a current copy of the MultiOption Advisor Variable Annuity SAI without charge, call 1-800-362-3141, or complete and detach the following and send it to:
             Minnesota Life Insurance Company
             Annuity Services
             400 Robert Street North
             St. Paul, MN 55101-2098

             Name
             -------------------------------------------------------------------

             Address
             -------------------------------------------------------------------

             City ----------- State ------- Zip --------------------------------

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

There are 3 classes available: B Class, C Class and L Class. The primary differences are the contingent deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free-look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist. See your registered representative for more information.

PURCHASE PAYMENTS:

     Initial Minimum                        B Class    $10,000
                                                       $2,000 for IRAs and qualified plans
                                            C Class    $25,000 for all contract and plan types
                                            L Class    $25,000 for all contract and plan types

     Subsequent payment minimum                        $500
     (B, C and L Class)                                ($100 for automatic payment plans)

INVESTMENT OPTIONS:

     Fixed Account                                     Minnesota Life General Account

     Guaranteed Term Account                           3 year guarantee period*
                                                       5 year guarantee period*
                                                       7 year guarantee period*
                                                       10 year guarantee period*

     Variable Annuity Account                          See the list of portfolios on the cover
                                                       page

     * Subject to market value adjustment on early withdrawal -- see "General Information
       Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

     Minimum withdrawal amount                         $250

     (Withdrawals and surrenders may be subject to contingent deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the contingent deferred sales charge ("CDSC") is waived on withdrawal or surrender. The following CDSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     - Nursing Home Waiver

     - Terminal Illness Waiver

     - Unemployment Waiver

C Class has no CDSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The CDSC is also waived at death and upon annuitization.

DEATH BENEFIT

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5% DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION. Each of the optional choices has specific charges associated with the death benefit. You may elect an optional death benefit at the time of issue if you are less than 76 years old. You may only select one death benefit option. To whom a benefit is paid depends upon who has died and the type of contract you have purchased. Death benefit options may not be available in all states. Please see the "Death Benefits" section for complete details.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER CONTRACT OPTIONS

You may also elect to purchase these other options as part of your contract. Contract options may not be available in every state. EACH OPTION HAS A CHARGE ASSOCIATED WITH IT WHICH IS DESCRIBED IN MORE DETAIL LATER IN THE PROSPECTUS SECTION ENTITLED "OPTIONAL CONTRACT RIDER CHARGES." In addition, there may be limitations and restrictions that apply to your contract as a result of a particular option or a combination of options. Please read the Prospectus section(s) carefully and ask your representative for further details.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option.

Once you elect either of these two contract options below you may not change or terminate the option.

ESTATE ENHANCEMENT BENEFIT OPTION (EEB)

This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None

CONTINGENT DEFERRED SALES LOAD
(as a percentage of each purchase payment)

                              CONTRACT YEARS SINCE PAYMENT  B CLASS  C CLASS  L CLASS
                              ----------------------------  -------  -------  -------
                                          0-1                 7%      None      7%
                                          1-2                 7%                7%
                                          2-3                 6%                6%
                                          3-4                 6%                6%
                                          4-5                 5%                0%
                                          5-6                 4%                0%
                                          6-7                 3%                0%
                                    7 and thereafter          0%                0%
SURRENDER FEES                                               None     None     None
TRANSFER FEE*
  Maximum Charge                                             $10*     $10*     $10*
  Transfer Charge                                            None     None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                                               B CLASS  C CLASS  L CLASS
                                                               -------  -------  -------
ANNUAL MAINTENANCE FEE**                                         $30     None     None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                              B CLASS   C CLASS   L CLASS
                                                              -------   -------   -------
Mortality and Expense Risk Fee                                 1.05%     1.40%     1.35%
Administrative Fee                                             0.15%     0.15%     0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                             1.20%     1.55%     1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                              TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                             DEATH BENEFIT +   DEATH BENEFIT +   DEATH BENEFIT +
                                              BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                             ---------------   ---------------   ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                    1.35%             1.70%             1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                    1.45%             1.80%             1.75%
Premier Death Benefit (PDB)
  Charge 0.35%                                    1.55%             1.90%             1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                           OPTION CHARGE +   OPTION CHARGE +   OPTION CHARGE +
                                            BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                           ---------------   ---------------   ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%             1.80%             1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%             2.05%             2.00%
MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS
Base Contract+PDB+EEB+GIPB                      2.30%             2.65%             2.60%

(Does not include the GMWB option because it is not a separate account charge.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)


Guaranteed Minimum Withdrawal Benefit                     Maximum possible charge  1.00%
  (GMWB) Charge                                           Current benefit charge   0.50%

The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the annual GMWB charge will be deducted proportionately from the values in the variable annuity account. Please see the GMWB section of the Prospectus for a detailed discussion of charges and formulas used to calculate these amounts.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.45%     1.79%

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before reimbursements, as well as the least expensive contract design (Base Contract only) and the two most expensive contract designs over the time period; (Base+HAV+EEB+GMWB) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Minimum Withdrawal Benefit Option and (Base+PDB+EEB+GIPB) which includes the Premier Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Income Provider Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         IF YOU ANNUITIZE AT THE END
                                             IF YOU SURRENDERED YOUR CONTRACT AT      OF THE APPLICABLE TIME PERIOD OR
                                            THE END OF THE APPLICABLE TIME PERIOD    YOU DO NOT SURRENDER YOUR CONTRACT
                                            -------------------------------------   -------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                            ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  869   $1,123    $1,402     $1,965     $169    $  523    $  902     $1,965
  Base+HAV+EEB+GMWB                         $  959   $1,391    $1,845     $3,070     $259    $  791    $1,345     $3,070
  Base+PDB+EEB+GIPB                         $  979   $1,456    $1,959     $3,090     $279    $  856    $1,459     $3,090
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,003   $1,527    $2,077     $3,318     $303    $  927    $1,577     $3,318
  Base+HAV+EEB+GMWB                         $1,092   $1,787    $2,498     $4,324     $392    $1,187    $1,998     $4,324
  Base+PDB+EEB+GIPB                         $1,112   $1,847    $2,597     $4,289     $412    $1,247    $2,097     $4,289
C CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  203   $  627    $1,078     $2,327     $203    $  627    $1,078     $2,327
  Base+HAV+EEB+GMWB                         $  293   $  893    $1,515     $3,406     $293    $  893    $1,515     $3,406
  Base+PDB+EEB+GIPB                         $  313   $  957    $1,625     $3,411     $313    $  957    $1,625     $3,411
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $  337   $1,027    $1,741     $3,631     $337    $1,027    $1,741     $3,631
  Base+HAV+EEB+GMWB                         $  425   $1,285    $2,156     $4,614     $425    $1,285    $2,156     $4,614
  Base+PDB+EEB+GIPB                         $  445   $1,343    $2,251     $4,566     $445    $1,343    $2,251     $4,566
L CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  898   $1,212    $1,052     $2,275     $198    $  612    $1,052     $2,275
  Base+HAV+EEB+GMWB                         $  988   $1,478    $1,490     $3,358      288       878    $1,490     $3,358
  Base+PDB+EEB+GIPB                         $1,008   $1,542    $1,601     $3,365     $308    $  942    $1,601     $3,365

                                                                                         IF YOU ANNUITIZE AT THE END
                                             IF YOU SURRENDERED YOUR CONTRACT AT      OF THE APPLICABLE TIME PERIOD OR
                                            THE END OF THE APPLICABLE TIME PERIOD    YOU DO NOT SURRENDER YOUR CONTRACT
                                            -------------------------------------   -------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                            ------   -------   -------   --------   ------   -------   -------   --------
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,032   $1,613    $1,717     $3,585     $332    $1,013    $1,717     $3,585
  Base+HAV+EEB+GMWB                         $1,120   $1,871    $2,133     $4,572     $420    $1,271    $2,133     $4,572
  Base+PDB+EEB+GIPB                         $1,140   $1,929    $2,229     $4,526     $440    $1,329    $2,229     $4,526

note: A contract combination that uses Base + PDB + EEB + GIPB is actually more expensive than the Base + HAV + EEB + GMWB combination for the first five years because the charge for the GMWB option is calculated based on the GWB amount as compared to the charge for the GIPB which is taken as a separate account charge. In addition, the example assumes the maximum possible charge for the GMWB after the first five years since a contract owner has the ability to elect a reset five years after the option is elected.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                     B CLASS          C CLASS          L CLASS
------------------------------                     -------          -------          -------
Mortality and Expense Risk Fee                      1.20%            1.20%            1.20%
Administrative Fee                                  0.15%            0.15%            0.15%
Total Base Contract Separate Account Annual         1.35%            1.35%            1.35%
  Expenses (No Optional Riders)
Optional Death Benefit Separate Account         Not Applicable   Not Applicable   Not Applicable
  Charges
Other Optional Separate Account Charges         Not Applicable   Not Applicable   Not Applicable

OTHER CHARGES                                      B CLASS          C CLASS          L CLASS
-------------                                      -------          -------          -------
Other Optional Benefit Charges taken from
  Contract Value                                Not Applicable   Not Applicable   Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios and their investment adviser and investment sub-adviser. Prospectuses for the portfolios must accompany this Prospectus and contain more detailed information about each portfolio. The portfolio's investment objectives are contained within each of the portfolio's prospectuses. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 International Bond Portfolio                      Advantus Capital Management, Inc.    Julius Baer Investments Limited
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H. S. Dent Advisors, Inc.
   II Shares                                                                            (through June 30, 2005)
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares                                          Company
                                                   FMR Co., Inc.
                                                   Fidelity Management & Research
                                                   (U.K.) Inc. (FMR U.K.)
                                                   Fidelity Management & Research
                                                   (Far East) Inc. (FMR Far East)
                                                   Fidelity International Investment
                                                   Advisors (FIIA)
                                                   Fidelity International Investment
                                                   Advisors (U.K.) Limited (FIIA
                                                   (U.K.) L)
                                                   Fidelity Investments Japan
                                                   Limited (FIJ)

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (CONTINUED):
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares                                          Company
                                                   FMR Co., Inc.
                                                   Fidelity Management & Research
                                                   (U.K.) Inc. (FMR U.K.)
                                                   Fidelity Management & Research
                                                   (Far East) Inc. (FMR Far East)
                                                   Fidelity International Investment
                                                   Advisors (FIIA)
                                                   Fidelity International Investment
                                                   Advisors (U.K.) Limited (FIIA
                                                   (U.K.) L)
                                                   Fidelity Investments Japan
                                                   Limited (FIJ)
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
                                                   Company
                                                   FMR Co., Inc.
                                                   Fidelity Management & Research
                                                   (U.K.) Inc. (FMR U.K.)
                                                   Fidelity Management & Research
                                                   (Far East) Inc. (FMR Far East)
                                                   Fidelity International Investment
                                                   Advisors (FIIA)
                                                   Fidelity International Investment
                                                   Advisors (U.K.) Limited (FIIA
                                                   (U.K.) L)
                                                   Fidelity Investments Japan
                                                   Limited (FIJ)
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small-Mid Cap Growth Securities Fund     Franklin Advisers, Inc.
   - Class 2 Shares
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Forty Portfolio - Service Shares                  Janus Capital
 International Growth Portfolio - Service          Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund/VA - Service Shares     OppenheimerFunds, Inc.
 High Income Fund/VA - Service Shares              OppenheimerFunds, Inc.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 PANORAMA SERIES FUND, INC.:
 International Growth Fund/VA - Service Shares     OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Comstock Portfolio - Class II Shares              Van Kampen Asset Management Inc.
 Emerging Growth Portfolio - Class II Shares       Van Kampen Asset Management Inc.
 Growth and Income Portfolio - Class II Shares     Van Kampen Asset Management Inc.
 W&R TARGET FUNDS, INC.:
 W&R Asset Strategy Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Balanced Portfolio                            Waddell & Reed Investment
                                                   Management Company
 W&R Core Equity Portfolio                         Waddell & Reed Investment
                                                   Management Company
 W&R Global Natural Resources Portfolio            Waddell & Reed Investment            MacKenzie Financial Management
                                                   Management Company                   Company
 W&R Growth Portfolio                              Waddell & Reed Investment
                                                   Management Company
 W&R International Growth Portfolio                Waddell & Reed Investment
                                                   Management Company
 W&R International Value Portfolio                 Waddell & Reed Investment            Templeton Investment Counsel,
                                                   Management Company                   LLC
 W&R Micro Cap Growth Portfolio                    Waddell & Reed Investment            Wall Street Associates
                                                   Management Company
 W&R Mid Cap Growth Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Science and Technology Portfolio              Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Growth Portfolio                    Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Value Portfolio                     Waddell & Reed Investment            BlackRock Financial Management,
                                                   Management Company                   Inc.
 W&R Value Portfolio                               Waddell & Reed Investment
                                                   Management Company

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE-LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free-look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following:

B Class     $10,000
            $2,000 for IRAs and Qualified Retirement Plans
C Class     $25,000 for all contract and plan types
L Class     $25,000 for all contract and plan types

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete.

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not exceed $250,000, except with our consent. For purposes of

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this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent for B, C or L Class.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

There is generally no dollar amount limitation on transfers. However, transfers may not cause the aggregate value of the general account and each of the guaranteed periods to exceed $250,000 without our prior consent for B, C or L Class. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

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

No contingent deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

     - the dollar amount of the transfer(s);

     - whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

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

     - whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

     - the number of transfers in the previous calendar quarter;

     - whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account. Rebalancing is not available after you annuitize.

     DOLLAR COST AVERAGING

     Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

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     DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

     You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

     You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

     - customary national business holidays on which the Exchange is closed for trading.

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The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

     VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

     ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit option the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

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     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: (651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable contingent deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable contingent deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

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The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no contingent deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

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

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a contingent deferred sales charge ("CDSC") may be deducted. The CDSC applies to the total amount withdrawn, including the CSDC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. Unless otherwise instructed the CDSC will be deducted pro rata from all sub-accounts. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter for the contracts, may pay up to 7.25% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

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The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable CDSC percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    B CLASS    C CLASS    L CLASS
----------------------------    -------    -------    -------
            0-1                    7%       None         7%
            1-2                    7%                    7%
            2-3                    6%                    6%
            3-4                    6%                    6%
            4-5                    5%                    0%
            5-6                    4%                    0%
            6-7                    3%                    0%
      7 and thereafter             0%                    0%

The amount of the CDSC is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the CDSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a CDSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The CDSC will not apply to:

     - The annual "free amount". The free amount shall be equal to amounts withdrawn in any contract year that are less than or equal to the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to CDSC. Plus 15% of any purchase payments not previously withdrawn and received by us during the current contract year.

     - Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     - Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

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     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     NURSING HOME OR TERMINAL ILLNESS WAIVER

     A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a CDSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

        - prescribed by a licensed Physician in writing; and

        - based on physical limitations which prohibit daily living in a non-institutional setting.

     A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a CDSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

        - is diagnosed by a licensed Physician; and

        - is expected to result in death within 12 months.

     For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement of terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

     If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

     UNEMPLOYMENT WAIVER

     Any time after the first contract anniversary, the CDSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

        - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

        - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

        - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a

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

percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Contingent Deferred Sales Charge (CDSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

     - If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% Death Benefit Increase (5% DBI) Option -- Charge

     - If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

     - If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

     - If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

     - If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

     - If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the charge will be deducted pro rata from amounts held in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

If you choose a variable annuitization, annuity payments are determined on the basis of:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b) the age and gender of the annuitant and any joint annuitant,

c) the type of annuity payment option you select, and

d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the first of the month following the later of:

     - the 85th birthday of the annuitant, or

     - ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months. If you wish to change the date annuity payments are to begin, you must notify us in writing at least 30 days before annuity payments are to begin.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $50. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables showing the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable funds. It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the underlying funds.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $1,000 or the entire amount of the reserve remaining in that sub-account, if less.

     - Such transfers are limited to one per contract year.

     - We must receive the written request for an annuity transfer at least 30 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 30 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

IF THE OWNER DIES BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any CDSC or MVA); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. Once elected you may not change it. These optional death benefits are subject to state availability. There is a particular charge associated with each optional death benefit. See the section titled "Mortality and Expense Risk Charge," for more information.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                            HIGHEST
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   -------
     0        65             10,000             10,000           0      10,000
     1        66             10,000              9,000       9,000      10,000
     2        67             10,000              8,000       9,000      10,000
     3        68             10,000              9,000       9,000      10,000
     4        69             10,000             11,000      11,000      11,000
     5        70             10,000             13,500      13,500      13,500
     6        71             10,000              9,000      13,500      13,500
     7        72             10,000             10,000      13,500      13,500
     8        73             10,000             12,000      13,500      13,500
     9        74             10,000             14,000      14,000      14,000
    10        75             10,000             12,000      14,000      14,000
    11        76             10,000             15,000      15,000      15,000
    12        77             10,000             17,000      17,000      17,000
    13        78             10,000             19,000      19,000      19,000
    14        79             10,000             21,200      21,200      21,200
    15        80             10,000             23,000      23,000      23,000
    16        81             10,000             24,000      23,000      24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                         HIGHEST ANNIVERSARY
AGE                                                    WITHDRAWALS               CONTRACT VALUE                   VALUE
---                                                 -----------------            --------------            -------------------
65                                                      10000.00                    10000.00
66                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                     8000.00                     9000.00
68                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                    11000.00                    11000.00
                                                        10000.00                    13500.00                    13500.00
71                                                      10000.00                     9000.00                    13500.00
                                                        10000.00                    10000.00                    13500.00
                                                        10000.00                    12000.00                    13500.00
74                                                      10000.00                    14000.00                    14000.00
                                                        10000.00                    12000.00                    14000.00
                                                        10000.00                    15000.00                    15000.00
77                                                      10000.00                    17000.00                    17000.00
                                                        10000.00                    19000.00                    19000.00
                                                        10000.00                    21200.00                    21200.00
80                                                      10000.00                    23000.00                    23000.00
                                                        10000.00                    24000.00                    23000.00

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.


On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


5% DEATH BENEFIT INCREASE OPTION


The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:


(a) the portion of the contract value in the general account and guaranteed term account; and


(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.


The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.


Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                  5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

                       PURCHASE PAYMENT
 CONTRACT                ADJUSTED FOR         CONTRACT   5% DEATH BENEFIT    DEATH
ANNIVERSARY   AGE         WITHDRAWALS          VALUE      INCREASE VALUE    BENEFIT
-----------   ---      ----------------       --------   ----------------   -------
     0        65            10,000             10,000         10,000        10,000
     1        66            10,000              9,000         10,500        10,500
     2        67            10,000              8,000         11,025        11,025
     3        68            10,000              9,000         11,576        11,576
     4        69            10,000             11,000         12,155        12,155
     5        70            10,000             13,500         12,763        13,500
     6        71            10,000              9,000         13,401        13,401
     7        72            10,000             10,000         14,071        14,071
     8        73            10,000             12,000         14,775        14,775
     9        74            10,000             14,000         15,513        15,513
    10        75            10,000             12,000         16,289        16,289
    11        76            10,000             15,000         17,103        17,103
    12        77            10,000             17,000         17,959        17,959
    13        78            10,000             19,000         18,856        19,000
    14        79            10,000             21,200         19,799        21,200
    15        80            10,000             23,000         20,000        23,000
    16        81            10,000             24,000         20,000        24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                          5% DEATH BENEFIT
AGE                                                    WITHDRAWALS               CONTRACT VALUE              INCREASE VALUE
---                                                 -----------------            --------------             ----------------
65                                                      10000.00                    10000.00                    10000.00
66                                                      10000.00                     9000.00                    10500.00
67                                                      10000.00                     8000.00                    11025.00
68                                                      10000.00                     9000.00                    11576.00
69                                                      10000.00                    11000.00                    12155.00
70                                                      10000.00                    13500.00                    12763.00
71                                                      10000.00                     9000.00                    13401.00
72                                                      10000.00                    10000.00                    14071.00
73                                                      10000.00                    12000.00                    14775.00
74                                                      10000.00                    14000.00                    15513.00
75                                                      10000.00                    12000.00                    16289.00
76                                                      10000.00                    15000.00                    17103.00
77                                                      10000.00                    17000.00                    17959.00
78                                                      10000.00                    19000.00                    18856.00
79                                                      10000.00                    21200.00                    19799.00
80                                                      10000.00                    23000.00                    20000.00
81                                                      10000.00                    24000.00                    20000.00

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


PREMIER DEATH BENEFIT OPTION


The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.


Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.


                              MULTIOPTION ADVISOR
                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
     0        65             10,000             10,000           0       10,000    10,000
     1        66             10,000              9,000       9,000       10,500    10,500
     2        67             10,000              8,000       9,000       11,025    11,025
     3        68             10,000              9,000       9,000       11,576    11,576
     4        69             10,000             11,000      11,000       12,155    12,155
     5        70             10,000             13,500      13,500       12,763    13,500
     6        71             10,000              9,000      13,500       13,401    13,500
     7        72             10,000             10,000      13,500       14,071    14,071
     8        73             10,000             12,000      13,500       14,775    14,775
     9        74             10,000             14,000      14,000       15,513    15,513
    10        75             10,000             12,000      14,000       16,289    16,289
    11        76             10,000             15,000      15,000       17,103    17,103
    12        77             10,000             17,000      17,000       17,959    17,959
    13        78             10,000             19,000      19,000       18,856    19,000
    14        79             10,000             21,200      21,200       19,799    21,200
    15        80             10,000             23,000      23,000       20,000    23,000
    16        81             10,000             24,000      23,000       20,000    24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

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



IF THE OWNER DIES ON OR AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS

Your contract also allows you to choose from other optional contract features described below. THERE IS A SPECIFIC CHARGE ASSOCIATED WITH EACH CONTRACT OPTION. THE CHARGES ARE DESCRIBED IN DETAIL IN THE "OPTIONAL CONTRACT RIDER CHARGES" SECTION OF THIS PROSPECTUS. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

     - You may only elect this option at the time your contract is issued.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

In the event that you elect this option, the interest rate you are credited in the fixed account or one of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to contract owners who have not elected this option.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:

     - You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The GIPB option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a

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

contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the contract value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

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

(ii) On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION:

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

     - Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

     - You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option and the Guaranteed Income Benefit Provider in the same contract.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

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

Withdrawals in excess of the GAW in any one contract year will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

     (i) 7% of the recalculated GWB; or

     (ii) 7% of the current contract value after the withdrawal.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of contingent deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option

Beginning with the fifth contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a five year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation

While this rider is in effect your full contract value must be allocated to an allocation plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the sub-account allocation plan then in effect. The contract owner may elect to change from the current sub-account allocation plan to another sub-account allocation plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify sub-account allocation plans.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

     - if the GWB is reduced to zero; or

     - if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

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

     - if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT


We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.


The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.


The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.


CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.


We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.


We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.


The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the Contract. Securian Financial and other authorized broker-dealers sell Contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Contract is determined by his or her broker-dealer. In the case of Contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the Contract that are in addition to the Contract charges described elsewhere in this prospectus.

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected Contract, the age of the Contract Owner at the time the Purchase Payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the Contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of Contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of Purchase Payments, an asset-based (or "trail") commission calculated as a percentage of Contract Value, or a combination of both. The maximum front-end base commission is 7.0% of Purchase Payments. From time to time certain broker-dealers may receive additional payments. These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on Purchase Payments or Contract Values. Additional payments are intended to provide further encouragement to broker-dealers to sell Contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the Contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of Contracts exceed 7.25% of Purchase Payments. A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the Purchase Payments or Contract Values attributable to Contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to Contract Owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.25% of Purchase Payments.

In addition to commission payments to registered representatives of Securian Financial, Minnesota Life may provide other non-cash benefits to such registered representatives that are directly or indirectly related to sales of the Contracts. These benefits may include paid travel and accommodations at training conferences and recognition conventions sponsored by Minnesota Life and Securian Financial, eligibility to participate in certain retirement and other benefit plans (including deferred compensation, group health and life insurance and liability insurance programs), and various other Minnesota Life reward and recognition programs that provide non-cash benefits. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the Contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling Contracts, some of which are described in more detail elsewhere in this prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. Service and administrative payments reimburse Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all Contract Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Those expenses are incurred by Minnesota Life as part of its Contract administration. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the Separate Account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the Contract. Without these payments, certain Contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the Contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a Contract is held and the greater a Contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.


The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.


The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.


Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.


Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a CDSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                        (1 + i)
                                         (n/12)
                    ----------------
                 [  (1 + j + .0025)   ]         -1

where    i     =     Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.
         j     =     Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity
                     payments with a maturity equal to the number of whole months remaining in the guarantee period.
         n     =     the number of whole months remaining in the guarantee
                     period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

     (b) amounts payable as a death benefit; and

     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the contingent deferred sales charge.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. The market value adjustment, if applicable, will be applied or deducted from the amount remaining in the contract value. For further information, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.


VOTING RIGHTS


We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.


During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.


During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.


We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.


FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.


TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT


We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.


DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Fund is an affiliate of ours, we do not control the Advantus Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT


In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the variable annuity account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the variable annuity account.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.


TAXES PAYABLE ON OPTIONAL RIDERS


It is our understanding that the charges relating to any optional death benefit rider are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.


IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a contract that is used as an IRA may provide for a death benefit that equals the greater of the purchase payments made and the contract value. In addition, Section 401 plans, section 403(b), 457(b) annuities and IRAs (but not Roth IRAs) can only offer incidental death benefits. The IRS could take the position that the enhanced death benefits provided by the optional death benefit riders are not incidental.


To the extent that the optional death benefit riders alter the timing on the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the code.

The contract offers an optional death benefits rider that, when combined with the contract, may exceed the death benefit allowable under IRS Regulations. Although we believe that these regulations do not prohibit the optional death benefit rider from being added to your contract if it is issued as a traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax adviser before deciding to purchase any optional death benefit rider in connection with any IRA contract.


TAXATION OF ANNUITY PAYMENTS


The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.


TAXATION OF DEATH BENEFIT PROCEEDS


Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:


     - where the taxpayer is 59 1/2 or older,

     - where payment is made on account of the taxpayer's disability, or

     - where payment is made by reason of the death of the owner, and

     - in certain other circumstances.


The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.


For some types of qualified plans, other tax penalties may apply to certain distributions.


AGGREGATION OF CONTRACTS


For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


ASSIGNMENT OR PLEDGES


Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION


Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.


TAX QUALIFIED PROGRAMS


The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     - contributions in excess of specified limits;

     - distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     - other specified circumstances.


We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.


Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. The IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date under certain limited circumstances. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of a withdrawal on the contract prior to processing the withdrawal.


For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.


WITHHOLDING


In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more,

     - a required minimum distribution,

     - a hardship distribution, or

     - the non-taxable portion of a distribution.


Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.


SEE YOUR OWN TAX ADVISER


The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA


From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an Accumulation Unit. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.05    $    1.00(a)
  Unit value at end of period.........  $     1.09    $    1.05
  Number of units outstanding at end
     of period........................  11,919,467    4,050,332
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.48    $    1.29
  Number of units outstanding at end
     of period........................   2,242,988      507,973
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.31    $    1.20
  Number of units outstanding at end
     of period........................   3,501,409    1,402,754
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.99    $    0.99
  Number of units outstanding at end
     of period........................   3,159,203    3,383,922
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.07    $    1.03
  Number of units outstanding at end
     of period........................   7,409,963    2,612,510
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.42    $    1.00(a)
  Unit value at end of period.........  $     1.90    $    1.42
  Number of units outstanding at end
     of period........................   3,456,938      950,460
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.36    $    1.23
  Number of units outstanding at end
     of period........................     248,112      138,031
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.12    $    1.00(a)
  Unit value at end of period.........  $     1.19    $    1.12
  Number of units outstanding at end
     of period........................     588,181      260,103

Page A-1

1.20% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.27
  Number of units outstanding at end
     of period........................     186,767       87,532
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.17
  Number of units outstanding at end
     of period........................      87,864       37,859
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.21
  Number of units outstanding at end
     of period........................     818,506      261,738
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.29    $    1.18
  Number of units outstanding at end
     of period........................   8,060,562    2,352,141
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.40    $    1.24
  Number of units outstanding at end
     of period........................   1,080,553      312,590
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.25
  Number of units outstanding at end
     of period........................   3,078,053    1,141,186
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.23
  Number of units outstanding at end
     of period........................  12,175,897    3,848,018
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.36    $    1.00(a)
  Unit value at end of period.........  $     1.68    $    1.36
  Number of units outstanding at end
     of period........................   2,423,114    1,038,040
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.27    $    1.19
  Number of units outstanding at end
     of period........................     625,835      195,555

                                                                        Page A-2

1.20% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.29
  Number of units outstanding at end
     of period........................   1,095,875      416,055
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.21
  Number of units outstanding at end
     of period........................     733,543      287,026
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(a)
  Unit value at end of period.........  $     1.81    $    1.47
  Number of units outstanding at end
     of period........................     967,328      299,235
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.11    $    1.00(a)
  Unit value at end of period.........  $     1.19    $    1.11
  Number of units outstanding at end
     of period........................   1,000,508      320,021
JANUS ASPEN: FORTY SUB-ACCOUNT(L):
  Unit value at beginning of period...  $     1.14    $    1.00(a)
  Unit value at end of period.........  $     1.33    $    1.14
  Number of units outstanding at end
     of period........................     490,845       75,843
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.53    $    1.31
  Number of units outstanding at end
     of period........................   1,357,080      211,619
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.15    $    1.00(a)
  Unit value at end of period.........  $     1.24    $    1.15
  Number of units outstanding at end
     of period........................     213,414      229,166
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.45    $    1.29
  Number of units outstanding at end
     of period........................     336,594      105,746
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.29
  Number of units outstanding at end
     of period........................   2,214,794      780,498

                                                                        Page A-3

1.20% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.19
  Number of units outstanding at end
     of period........................     429,318      146,463
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.29    $    1.23
  Number of units outstanding at end
     of period........................     673,525      289,222
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.29    $    1.20
  Number of units outstanding at end
     of period........................   3,216,830      998,460
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.40    $    1.00(a)
  Unit value at end of period.........  $     1.63    $    1.40
  Number of units outstanding at end
     of period........................     673,232      223,759
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.31    $    1.20
  Number of units outstanding at end
     of period........................     440,423      184,694
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.43    $    1.24
  Number of units outstanding at end
     of period........................   1,894,571    1,007,114
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.36    $    1.25
  Number of units outstanding at end
     of period........................      35,473       21,906
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.24
  Number of units outstanding at end
     of period........................     244,416       93,432
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.17
  Number of units outstanding at end
     of period........................     134,217       85,961

                                                                        Page A-4

1.20% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.23
  Number of units outstanding at end
     of period........................     705,527      202,627
VAN KAMPEN EMERGING GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.26    $    1.19
  Number of units outstanding at end
     of period........................      53,734       45,797
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.21
  Number of units outstanding at end
     of period........................     187,806       53,413
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(b)
  Unit value at end of period.........  $     1.18    $    1.06
  Number of units outstanding at end
     of period........................     431,560       89,344
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(c)
  Unit value at end of period.........  $     1.15    $    1.06
  Number of units outstanding at end
     of period........................   1,242,649      182,287
W&R CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(d)
  Unit value at end of period.........  $     1.18    $    1.09
  Number of units outstanding at end
     of period........................      87,243       46,268
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(e)
  Unit value at end of period.........  $     1.09    $    1.06
  Number of units outstanding at end
     of period........................     408,391       52,097
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $     1.27    $    1.13
  Number of units outstanding at end
     of period........................     463,586      209,044
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.38    $    1.00(f)
  Unit value at end of period.........  $     1.68    $    1.38
  Number of units outstanding at end
     of period........................   5,193,099    1,620,424
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.50    $    1.00(g)
  Unit value at end of period.........  $     1.63    $    1.50
  Number of units outstanding at end
     of period........................     447,856      250,685

                                                                        Page A-5

1.20% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(b)
  Unit value at end of period.........  $     1.26    $    1.10
  Number of units outstanding at end
     of period........................     329,343       50,270
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(h)
  Unit value at end of period.........  $     1.22    $    1.08
  Number of units outstanding at end
     of period........................     734,842      247,050
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.41    $    1.00(i)
  Unit value at end of period.........  $     1.60    $    1.41
  Number of units outstanding at end
     of period........................   2,432,793      529,377
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(j)
  Unit value at end of period.........  $     1.25    $    1.10
  Number of units outstanding at end
     of period........................     376,198       69,674

1.35% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.04    $    1.00(a)
  Unit value at end of period.........  $     1.08    $    1.04
  Number of units outstanding at end
     of period........................   5,158,518    2,314,373
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.48    $    1.29
  Number of units outstanding at end
     of period........................   1,129,429      318,014
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.31    $    1.20
  Number of units outstanding at end
     of period........................   1,452,530      581,712
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.99    $    0.99
  Number of units outstanding at end
     of period........................   1,683,971      825,610
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.06    $    1.03
  Number of units outstanding at end
     of period........................   2,715,037    1,621,755

                                                                        Page A-6

1.35% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.42    $    1.00(a)
  Unit value at end of period.........  $     1.90    $    1.42
  Number of units outstanding at end
     of period........................   1,631,551      551,794
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.23
  Number of units outstanding at end
     of period........................     284,645      118,722
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.12    $    1.00(a)
  Unit value at end of period.........  $     1.19    $    1.12
  Number of units outstanding at end
     of period........................     170,466       15,964
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.27
  Number of units outstanding at end
     of period........................      85,113       66,987
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.17
  Number of units outstanding at end
     of period........................      49,017       32,774
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.21
  Number of units outstanding at end
     of period........................     257,536      167,856
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.29    $    1.18
  Number of units outstanding at end
     of period........................   3,608,359    1,566,740
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.39    $    1.24
  Number of units outstanding at end
     of period........................     924,798      149,363
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.25
  Number of units outstanding at end
     of period........................   1,095,190      260,119

Page A-7

1.35% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.23
  Number of units outstanding at end
     of period........................   4,911,473    2,226,769
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.36    $    1.00(a)
  Unit value at end of period.........  $     1.67    $    1.36
  Number of units outstanding at end
     of period........................   1,450,448      691,566
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.27    $    1.19
  Number of units outstanding at end
     of period........................     437,111      100,631
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.28    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.28
  Number of units outstanding at end
     of period........................     452,413      200,776
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.21
  Number of units outstanding at end
     of period........................     631,624      181,719
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.46    $    1.00(a)
  Unit value at end of period.........  $     1.80    $    1.46
  Number of units outstanding at end
     of period........................     364,793      152,081
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.11    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.11
  Number of units outstanding at end
     of period........................     258,244       54,953
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $     1.14    $    1.00(a)
  Unit value at end of period.........  $     1.32    $    1.14
  Number of units outstanding at end
     of period........................     266,491       75,633
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.53    $    1.31
  Number of units outstanding at end
     of period........................     509,541      148,109

Page A-8

1.35% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.15    $    1.00(a)
  Unit value at end of period.........  $     1.24    $    1.15
  Number of units outstanding at end
     of period........................     131,435       78,977
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.45    $    1.29
  Number of units outstanding at end
     of period........................     130,385       56,169
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.29
  Number of units outstanding at end
     of period........................   1,023,167      469,431
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.19
  Number of units outstanding at end
     of period........................     289,933      237,953
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.29    $    1.22
  Number of units outstanding at end
     of period........................     751,742      343,227
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.19
  Number of units outstanding at end
     of period........................   1,655,540      827,359
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.40    $    1.00(a)
  Unit value at end of period.........  $     1.62    $    1.40
  Number of units outstanding at end
     of period........................     508,339      211,152
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.31    $    1.20
  Number of units outstanding at end
     of period........................     153,052       76,559
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.24
  Number of units outstanding at end
     of period........................   1,211,494      813,847

Page A-9

1.35% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.36    $    1.25
  Number of units outstanding at end
     of period........................      42,399       42,526
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.24
  Number of units outstanding at end
     of period........................     209,351      128,032
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.21    $    1.17
  Number of units outstanding at end
     of period........................      59,115       22,560
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.22
  Number of units outstanding at end
     of period........................     908,628      346,339
VAN KAMPEN EMERGING GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.26    $    1.19
  Number of units outstanding at end
     of period........................      82,490       33,639
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.36    $    1.21
  Number of units outstanding at end
     of period........................     292,950       89,072
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(b)
  Unit value at end of period.........  $     1.18    $    1.06
  Number of units outstanding at end
     of period........................     149,437          198
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(c)
  Unit value at end of period.........  $     1.14    $    1.06
  Number of units outstanding at end
     of period........................     532,789       65,787
W&R CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(d)
  Unit value at end of period.........  $     1.17    $    1.09
  Number of units outstanding at end
     of period........................      50,870       43,497
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(e)
  Unit value at end of period.........  $     1.08    $    1.06
  Number of units outstanding at end
     of period........................     223,799       79,685

                                                                       Page A-10

1.35% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $     1.27    $    1.13
  Number of units outstanding at end
     of period........................     207,174       70,962
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.38    $    1.00(f)
  Unit value at end of period.........  $     1.67    $    1.38
  Number of units outstanding at end
     of period........................   2,306,885      809,925
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.50    $    1.00(g)
  Unit value at end of period.........  $     1.63    $    1.50
  Number of units outstanding at end
     of period........................     183,198      109,060
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(b)
  Unit value at end of period.........  $     1.26    $    1.10
  Number of units outstanding at end
     of period........................     176,188          189
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(h)
  Unit value at end of period.........  $     1.21    $    1.08
  Number of units outstanding at end
     of period........................     283,185       24,776
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.41    $    1.00(i)
  Unit value at end of period.........  $     1.60    $    1.41
  Number of units outstanding at end
     of period........................     829,993      195,165
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(j)
  Unit value at end of period.........  $     1.24    $    1.10
  Number of units outstanding at end
     of period........................     109,260       16,671

1.45% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.04    $    1.00(a)
  Unit value at end of period.........  $     1.08    $    1.04
  Number of units outstanding at end
     of period........................   1,322,060      752,436
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.47    $    1.29
  Number of units outstanding at end
     of period........................     248,521       52,758

                                                                       Page A-11

1.45% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.30    $    1.20
  Number of units outstanding at end
     of period........................     150,966      116,975
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    0.99
  Number of units outstanding at end
     of period........................     497,929      384,902
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.06    $    1.03
  Number of units outstanding at end
     of period........................     333,698      266,918
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.42    $    1.00(a)
  Unit value at end of period.........  $     1.89    $    1.42
  Number of units outstanding at end
     of period........................     244,243      176,601
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.23
  Number of units outstanding at end
     of period........................      28,884       20,635
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................       6,408
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.17
  Number of units outstanding at end
     of period........................       1,680        1,691
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.21
  Number of units outstanding at end
     of period........................      46,095       41,482
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.29    $    1.18
  Number of units outstanding at end
     of period........................   1,035,414      585,602
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.39    $    1.23
  Number of units outstanding at end
     of period........................      43,689       21,251

                                                                       Page A-12

1.45% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.25
  Number of units outstanding at end
     of period........................     121,528       85,756
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.23
  Number of units outstanding at end
     of period........................   1,296,829      698,177
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.36    $    1.00(a)
  Unit value at end of period.........  $     1.67    $    1.36
  Number of units outstanding at end
     of period........................     181,006      181,475
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.26    $    1.19
  Number of units outstanding at end
     of period........................      15,008       11,947
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.28    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.28
  Number of units outstanding at end
     of period........................      15,082       21,154
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.21
  Number of units outstanding at end
     of period........................      52,742       66,115
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.46    $    1.00(a)
  Unit value at end of period.........  $     1.80    $    1.46
  Number of units outstanding at end
     of period........................      59,201       36,664
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.11    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.11
  Number of units outstanding at end
     of period........................       6,005       11,367
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $     1.13    $    1.00(a)
  Unit value at end of period.........  $     1.32    $    1.13
  Number of units outstanding at end
     of period........................         187        5,730

                                                                       Page A-13

1.45% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.53    $    1.31
  Number of units outstanding at end
     of period........................      79,286       22,615
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.15    $    1.00(a)
  Unit value at end of period.........  $     1.23    $    1.15
  Number of units outstanding at end
     of period........................      29,105       28,894
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.28    $    1.00(a)
  Unit value at end of period.........  $     1.45    $    1.28
  Number of units outstanding at end
     of period........................         998          876
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.28    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.28
  Number of units outstanding at end
     of period........................     277,056      130,157
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.19
  Number of units outstanding at end
     of period........................       2,926        2,945
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.29    $    1.22
  Number of units outstanding at end
     of period........................      31,278        3,595
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.19
  Number of units outstanding at end
     of period........................     448,019      286,206
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.40    $    1.00(a)
  Unit value at end of period.........  $     1.62    $    1.40
  Number of units outstanding at end
     of period........................      36,763       33,703
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.31
  Number of units outstanding at end
     of period........................       4,633

                                                                       Page A-14

1.45% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.24
  Number of units outstanding at end
     of period........................     340,209      234,287
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.40    $    1.23
  Number of units outstanding at end
     of period........................       1,386        1,395
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.21    $    1.17
  Number of units outstanding at end
     of period........................      11,887       20,137
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.22
  Number of units outstanding at end
     of period........................      85,100       79,703
VAN KAMPEN EMERGING GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.25    $    1.19
  Number of units outstanding at end
     of period........................         498          502
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.36
  Number of units outstanding at end
     of period........................       3,226
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(c)
  Unit value at end of period.........  $     1.14    $    1.06
  Number of units outstanding at end
     of period........................      27,563       12,457
W&R CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................       2,122
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(e)
  Unit value at end of period.........  $     1.08    $    1.06
  Number of units outstanding at end
     of period........................       7,285        7,235
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $     1.27    $    1.13
  Number of units outstanding at end
     of period........................       4,867          946

                                                                       Page A-15

1.45% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.38    $    1.00(f)
  Unit value at end of period.........  $     1.67    $    1.38
  Number of units outstanding at end
     of period........................     510,713      265,618
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.50    $    1.00(g)
  Unit value at end of period.........  $     1.62    $    1.50
  Number of units outstanding at end
     of period........................       9,941        6,432
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.26
  Number of units outstanding at end
     of period........................      39,254
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      38,221
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.41    $    1.00(i)
  Unit value at end of period.........  $     1.59    $    1.41
  Number of units outstanding at end
     of period........................      91,912       25,039
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.24
  Number of units outstanding at end
     of period........................      19,604

1.50% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.08    $    1.01
  Number of units outstanding at end
     of period........................   5,905,850       72,536
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.47    $    1.31
  Number of units outstanding at end
     of period........................   1,265,670       15,275
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.30    $    1.21
  Number of units outstanding at end
     of period........................   1,752,518       90,402

Page A-16

1.50% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    0.99
  Number of units outstanding at end
     of period........................   1,603,772       16,012
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.06    $    1.01
  Number of units outstanding at end
     of period........................   2,910,291       36,499
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.89    $    1.31
  Number of units outstanding at end
     of period........................   2,127,796       59,673
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.35
  Number of units outstanding at end
     of period........................      86,086
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................     124,506
AIM V.I. DENT DEMOGRAPHIC TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.25
  Number of units outstanding at end
     of period........................      57,958        6,538
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      47,595
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.23
  Number of units outstanding at end
     of period........................     376,889        9,071
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.18
  Number of units outstanding at end
     of period........................   4,706,270       86,846
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.39
  Number of units outstanding at end
     of period........................     741,335

Page A-17

1.50% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.24
  Number of units outstanding at end
     of period........................   1,663,438       36,906
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.26    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.26
  Number of units outstanding at end
     of period........................   6,573,300       95,324
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.39    $    1.00(a)
  Unit value at end of period.........  $     1.66    $    1.39
  Number of units outstanding at end
     of period........................   1,362,874       20,680
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.26
  Number of units outstanding at end
     of period........................     256,475
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.32    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.32
  Number of units outstanding at end
     of period........................     633,145       44,747
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.20
  Number of units outstanding at end
     of period........................     676,052        6,347
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.45    $    1.00(a)
  Unit value at end of period.........  $     1.79    $    1.45
  Number of units outstanding at end
     of period........................     593,571       25,348
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................     564,213
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.32
  Number of units outstanding at end
     of period........................     420,482

Page A-18

1.50% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.52
  Number of units outstanding at end
     of period........................     381,986
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.15    $    1.00(a)
  Unit value at end of period.........  $     1.23    $    1.15
  Number of units outstanding at end
     of period........................     141,463       12,816
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.44    $    1.27
  Number of units outstanding at end
     of period........................     161,473       37,141
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.27
  Number of units outstanding at end
     of period........................   1,398,160       49,849
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.22
  Number of units outstanding at end
     of period........................     367,813       11,142
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.23
  Number of units outstanding at end
     of period........................     173,296        4,425
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.11    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.11
  Number of units outstanding at end
     of period........................   2,736,329       27,745
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(a)
  Unit value at end of period.........  $     1.61    $    1.47
  Number of units outstanding at end
     of period........................     256,975       10,612
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.31
  Number of units outstanding at end
     of period........................     190,596

Page A-19

1.50% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.27
  Number of units outstanding at end
     of period........................   1,420,434       26,864
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.35
  Number of units outstanding at end
     of period........................      59,411
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.40
  Number of units outstanding at end
     of period........................     546,196
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.21    $    1.17
  Number of units outstanding at end
     of period........................      76,797        4,569
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.25
  Number of units outstanding at end
     of period........................     573,569        2,225
VAN KAMPEN EMERGING GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.25    $    1.18
  Number of units outstanding at end
     of period........................      23,230        6,850
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.36
  Number of units outstanding at end
     of period........................     104,067
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(b)
  Unit value at end of period.........  $     1.18    $    1.06
  Number of units outstanding at end
     of period........................     422,800        4,552
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.14
  Number of units outstanding at end
     of period........................   3,108,825
W&R CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................     112,876

                                                                       Page A-20

1.50% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(e)
  Unit value at end of period.........  $     1.08    $    1.06
  Number of units outstanding at end
     of period........................   1,450,216        4,982
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $     1.26    $    1.13
  Number of units outstanding at end
     of period........................     244,032        4,944
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.42    $    1.00(f)
  Unit value at end of period.........  $     1.67    $    1.42
  Number of units outstanding at end
     of period........................   3,792,773       30,559
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.48    $    1.00(g)
  Unit value at end of period.........  $     1.62    $    1.48
  Number of units outstanding at end
     of period........................     478,281        6,326
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(b)
  Unit value at end of period.........  $     1.26    $    1.10
  Number of units outstanding at end
     of period........................      72,675        1,494
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................     427,235
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(i)
  Unit value at end of period.........  $     1.59    $    1.47
  Number of units outstanding at end
     of period........................   1,262,547       12,002
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.24
  Number of units outstanding at end
     of period........................     349,068

1.55% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.04    $    1.00(a)
  Unit value at end of period.........  $     1.05    $    1.04
  Number of units outstanding at end
     of period........................     365,822    2,711,536

                                                                       Page A-21

1.55% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $     1.49    $    1.29
  Number of units outstanding at end
     of period........................      76,945      593,142
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.32    $    1.20
  Number of units outstanding at end
     of period........................      91,422      611,909
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.99    $    0.99
  Number of units outstanding at end
     of period........................     149,603    1,266,710
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.03
  Number of units outstanding at end
     of period........................     122,441    1,377,748
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.42    $    1.00(a)
  Unit value at end of period.........  $     1.75    $    1.42
  Number of units outstanding at end
     of period........................     127,891    1,142,770
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.23
  Number of units outstanding at end
     of period........................          --       76,249
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.12    $    1.00(a)
  Unit value at end of period.........  $     1.19    $    1.12
  Number of units outstanding at end
     of period........................       4,674      116,592
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.33    $    1.27
  Number of units outstanding at end
     of period........................       6,417       53,259
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.17
  Number of units outstanding at end
     of period........................          --       26,404
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.21
  Number of units outstanding at end
     of period........................      13,529      347,543

                                                                       Page A-22

1.55% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.18
  Number of units outstanding at end
     of period........................     270,454    2,649,327
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.40    $    1.23
  Number of units outstanding at end
     of period........................       7,901      232,444
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.25
  Number of units outstanding at end
     of period........................      88,011    1,183,314
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.38    $    1.23
  Number of units outstanding at end
     of period........................     366,035    3,682,791
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.36    $    1.00(a)
  Unit value at end of period.........  $     1.71    $    1.36
  Number of units outstanding at end
     of period........................      63,256      803,438
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.19
  Number of units outstanding at end
     of period........................      17,567       62,386
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(K):
  Unit value at beginning of period...  $     1.28    $    1.00(a)
  Unit value at end of period.........  $     1.45    $    1.28
  Number of units outstanding at end
     of period........................      62,165      344,706
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.33    $    1.21
  Number of units outstanding at end
     of period........................      19,930      397,245
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.46    $    1.00(a)
  Unit value at end of period.........  $     1.78    $    1.46
  Number of units outstanding at end
     of period........................      64,008      357,290

Page A-23

1.55% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.10
  Number of units outstanding at end
     of period........................          --      287,526
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $     1.13    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.13
  Number of units outstanding at end
     of period........................      23,274      270,903
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.30    $    1.00(a)
  Unit value at end of period.........  $     1.58    $    1.30
  Number of units outstanding at end
     of period........................      38,679       67,140
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.15    $    1.00(a)
  Unit value at end of period.........  $     1.23    $    1.15
  Number of units outstanding at end
     of period........................      12,727      112,414
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.28    $    1.00(a)
  Unit value at end of period.........  $     1.43    $    1.28
  Number of units outstanding at end
     of period........................      28,599      149,332
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.28    $    1.00(a)
  Unit value at end of period.........  $     1.33    $    1.28
  Number of units outstanding at end
     of period........................      96,350      845,649
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.38    $    1.19
  Number of units outstanding at end
     of period........................      64,444      216,207
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.29    $    1.22
  Number of units outstanding at end
     of period........................      76,316       34,399
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.19
  Number of units outstanding at end
     of period........................      92,382    1,458,069

Page A-24

1.55% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.40    $    1.00(a)
  Unit value at end of period.........  $     1.70    $    1.40
  Number of units outstanding at end
     of period........................      33,685       67,878
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.19
  Number of units outstanding at end
     of period........................          --      169,701
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.45    $    1.24
  Number of units outstanding at end
     of period........................      56,172    1,021,782
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.24
  Number of units outstanding at end
     of period........................          --       33,894
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.47    $    1.23
  Number of units outstanding at end
     of period........................      27,245       46,086
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.21    $    1.17
  Number of units outstanding at end
     of period........................       4,556       37,939
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.45    $    1.22
  Number of units outstanding at end
     of period........................      32,574      430,987
VAN KAMPEN EMERGING GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $     1.25    $    1.19
  Number of units outstanding at end
     of period........................       6,771       25,651
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.21
  Number of units outstanding at end
     of period........................          --       47,402

Page A-25

1.55% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(b)
  Unit value at end of period.........  $     1.18    $    1.06
  Number of units outstanding at end
     of period........................      19,976       60,583
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(c)
  Unit value at end of period.........  $     1.14    $    1.06
  Number of units outstanding at end
     of period........................       8,449      949,284
W&R CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(d)
  Unit value at end of period.........  $       --    $    1.09
  Number of units outstanding at end
     of period........................          --       51,951
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(e)
  Unit value at end of period.........  $     1.08    $    1.06
  Number of units outstanding at end
     of period........................      15,979      583,066
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $     1.27    $    1.13
  Number of units outstanding at end
     of period........................      13,591      205,738
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.38    $    1.00(f)
  Unit value at end of period.........  $     1.72    $    1.38
  Number of units outstanding at end
     of period........................     172,654    1,374,900
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(b)
  Unit value at end of period.........  $     1.26    $    1.10
  Number of units outstanding at end
     of period........................       6,087       38,871
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(h)
  Unit value at end of period.........  $     1.21    $    1.08
  Number of units outstanding at end
     of period........................      28,178      108,860
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.41    $    1.00(i)
  Unit value at end of period.........  $     1.67    $    1.41
  Number of units outstanding at end
     of period........................      84,773      371,647
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.50    $    1.00(a)
  Unit value at end of period.........  $     1.60    $    1.50
  Number of units outstanding at end
     of period........................         417      225,662

Page A-26

1.55% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.10
  Number of units outstanding at end
     of period........................          --       86,647

1.60% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................     185,652      197,507
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.48    $    1.07
  Number of units outstanding at end
     of period........................      43,847       66,964
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.00    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    1.00
  Number of units outstanding at end
     of period........................     270,850       57,330
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.75    $    1.07
  Number of units outstanding at end
     of period........................      26,134       40,231
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.03
  Number of units outstanding at end
     of period........................     147,237      208,408
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.39
  Number of units outstanding at end
     of period........................      30,745
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.40
  Number of units outstanding at end
     of period........................       9,323
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.09
  Number of units outstanding at end
     of period........................     211,201      250,291

Page A-27

1.60% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.71
  Number of units outstanding at end
     of period........................       7,017
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.77
  Number of units outstanding at end
     of period........................       5,309
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.28
  Number of units outstanding at end
     of period........................      15,051
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.35
  Number of units outstanding at end
     of period........................      27,068
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.58
  Number of units outstanding at end
     of period........................      20,125
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.02    $    1.00(a)
  Unit value at end of period.........  $     1.33    $    1.02
  Number of units outstanding at end
     of period........................      23,116       84,099
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.29
  Number of units outstanding at end
     of period........................      14,789
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.03
  Number of units outstanding at end
     of period........................      57,073       82,978
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.45    $    1.08
  Number of units outstanding at end
     of period........................      28,910       66,436

Page A-28

1.60% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.14
  Number of units outstanding at end
     of period........................      22,681
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.09    $    1.00(f)
  Unit value at end of period.........  $     1.71    $    1.09
  Number of units outstanding at end
     of period........................      91,982      118,184
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.66
  Number of units outstanding at end
     of period........................      39,748

1.65% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................   5,289,252       21,018
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.30    $    1.00(a)
  Unit value at end of period.........  $     1.48    $    1.30
  Number of units outstanding at end
     of period........................   1,471,016        8,224
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.31
  Number of units outstanding at end
     of period........................   4,154,422
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     0.98
  Number of units outstanding at end
     of period........................     974,107
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.04
  Number of units outstanding at end
     of period........................   2,365,978
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.75    $    1.31
  Number of units outstanding at end
     of period........................   1,670,941        4,182

                                                                       Page A-29

1.65% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.35
  Number of units outstanding at end
     of period........................      74,235
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................     248,288
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.32
  Number of units outstanding at end
     of period........................      47,483
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      37,975
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.36
  Number of units outstanding at end
     of period........................     283,191
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.18
  Number of units outstanding at end
     of period........................   3,754,559       26,304
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.39
  Number of units outstanding at end
     of period........................     580,530
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.40
  Number of units outstanding at end
     of period........................     923,027
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.26    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.26
  Number of units outstanding at end
     of period........................   5,203,621       31,629

                                                                       Page A-30

1.65% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.70
  Number of units outstanding at end
     of period........................   1,196,091
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.27
  Number of units outstanding at end
     of period........................     372,121
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.44
  Number of units outstanding at end
     of period........................     541,409
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.32
  Number of units outstanding at end
     of period........................     241,367
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.45    $    1.00(a)
  Unit value at end of period.........  $     1.77    $    1.45
  Number of units outstanding at end
     of period........................     335,022        3,989
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.16
  Number of units outstanding at end
     of period........................     144,922
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.35
  Number of units outstanding at end
     of period........................     120,784
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.58
  Number of units outstanding at end
     of period........................     552,485
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................      52,109

                                                                       Page A-31

1.65% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.43
  Number of units outstanding at end
     of period........................      68,350
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.33    $    1.27
  Number of units outstanding at end
     of period........................   1,154,037       13,169
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.38
  Number of units outstanding at end
     of period........................     111,139
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.29
  Number of units outstanding at end
     of period........................     210,550
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................   1,127,305
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.69
  Number of units outstanding at end
     of period........................     463,185
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................      96,869
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.45    $    1.27
  Number of units outstanding at end
     of period........................     670,831       14,373
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.33
  Number of units outstanding at end
     of period........................      21,507

                                                                       Page A-32

1.65% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.46
  Number of units outstanding at end
     of period........................     121,977
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      64,897
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.44
  Number of units outstanding at end
     of period........................     451,745
VAN KAMPEN EMERGING GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.24
  Number of units outstanding at end
     of period........................      35,170
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.39
  Number of units outstanding at end
     of period........................      89,303
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................     235,319
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.14
  Number of units outstanding at end
     of period........................   1,408,023
W&R CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................      46,333
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.08
  Number of units outstanding at end
     of period........................     997,292
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.26
  Number of units outstanding at end
     of period........................     115,527

                                                                       Page A-33

1.65% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.42    $    1.00(f)
  Unit value at end of period.........  $     1.71    $    1.42
  Number of units outstanding at end
     of period........................   3,055,751       11,697
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.59
  Number of units outstanding at end
     of period........................     124,781
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.26
  Number of units outstanding at end
     of period........................     390,531
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................     496,089
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.66
  Number of units outstanding at end
     of period........................   1,079,340
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.24
  Number of units outstanding at end
     of period........................     256,571

1.70% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................      71,189    1,593,240
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.30    $    1.00(a)
  Unit value at end of period.........  $     1.48    $    1.30
  Number of units outstanding at end
     of period........................      38,113      380,205
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.21
  Number of units outstanding at end
     of period........................          --    1,173,310

Page A-34

1.70% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    0.99
  Number of units outstanding at end
     of period........................       9,978      234,027
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.01
  Number of units outstanding at end
     of period........................          --      932,594
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.75    $    1.31
  Number of units outstanding at end
     of period........................       9,381      478,057
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.24
  Number of units outstanding at end
     of period........................          --        5,590
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.12    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.12
  Number of units outstanding at end
     of period........................          --      143,116
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.18
  Number of units outstanding at end
     of period........................          --       15,953
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.23
  Number of units outstanding at end
     of period........................          --      148,729
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.18
  Number of units outstanding at end
     of period........................      58,422      928,918
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.24
  Number of units outstanding at end
     of period........................          --      124,355
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.40    $    1.24
  Number of units outstanding at end
     of period........................      20,272      367,187

Page A-35

1.70% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.26    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.26
  Number of units outstanding at end
     of period........................      71,729    1,326,738
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.39    $    1.00(a)
  Unit value at end of period.........  $     1.70    $    1.39
  Number of units outstanding at end
     of period........................       3,281      498,964
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.27    $    1.20
  Number of units outstanding at end
     of period........................      20,435       82,357
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.31
  Number of units outstanding at end
     of period........................          --      188,366
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.20
  Number of units outstanding at end
     of period........................          --      116,863
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.44    $    1.00(a)
  Unit value at end of period.........  $     1.77    $    1.44
  Number of units outstanding at end
     of period........................       3,155      113,234
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.09
  Number of units outstanding at end
     of period........................          --      201,345
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $     1.16    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.16
  Number of units outstanding at end
     of period........................          --       49,993
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.35    $    1.00(a)
  Unit value at end of period.........  $     1.58    $    1.35
  Number of units outstanding at end
     of period........................      17,578       65,385

Page A-36

1.70% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.15    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.15
  Number of units outstanding at end
     of period........................          --       76,588
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.43    $    1.27
  Number of units outstanding at end
     of period........................      12,780       45,478
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.33    $    1.27
  Number of units outstanding at end
     of period........................       4,301      399,612
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.22
  Number of units outstanding at end
     of period........................          --       97,953
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.23
  Number of units outstanding at end
     of period........................          --       58,032
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.10
  Number of units outstanding at end
     of period........................      35,912      314,409
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.47
  Number of units outstanding at end
     of period........................          --       99,896
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.23
  Number of units outstanding at end
     of period........................      20,698       42,394
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.27
  Number of units outstanding at end
     of period........................          --      300,911

Page A-37

1.70% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.29
  Number of units outstanding at end
     of period........................          --       26,754
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.17
  Number of units outstanding at end
     of period........................          --       23,439
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.25
  Number of units outstanding at end
     of period........................          --      120,958
VAN KAMPEN EMERGING GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.18
  Number of units outstanding at end
     of period........................          --        7,429
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(b)
  Unit value at end of period.........  $       --    $    1.06
  Number of units outstanding at end
     of period........................          --      395,666
W&R CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(c)
  Unit value at end of period.........  $       --    $    1.09
  Number of units outstanding at end
     of period........................          --       35,672
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(d)
  Unit value at end of period.........  $       --    $    1.06
  Number of units outstanding at end
     of period........................          --      247,938
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $       --    $    1.13
  Number of units outstanding at end
     of period........................          --       43,125
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.42    $    1.00(e)
  Unit value at end of period.........  $     1.71    $    1.42
  Number of units outstanding at end
     of period........................      32,720      843,467
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(g)
  Unit value at end of period.........  $     1.59    $    1.47
  Number of units outstanding at end
     of period........................       1,575       56,690

Page A-38

1.70% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(b)
  Unit value at end of period.........  $     1.25    $    1.10
  Number of units outstanding at end
     of period........................       1,992      144,131
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(h)
  Unit value at end of period.........  $       --    $    1.08
  Number of units outstanding at end
     of period........................          --      197,797
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(i)
  Unit value at end of period.........  $     1.66    $    1.47
  Number of units outstanding at end
     of period........................      20,364      218,102
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(j)
  Unit value at end of period.........  $       --    $    1.10
  Number of units outstanding at end
     of period........................          --      127,408

1.75% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................     752,510       22,243
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.30    $    1.00(a)
  Unit value at end of period.........  $     1.48    $    1.30
  Number of units outstanding at end
     of period........................     275,412       19,924
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.31
  Number of units outstanding at end
     of period........................     241,933
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     0.98
  Number of units outstanding at end
     of period........................     150,323
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.04
  Number of units outstanding at end
     of period........................     592,001

Page A-39

1.75% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.74
  Number of units outstanding at end
     of period........................     293,171
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................     182,093
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.32
  Number of units outstanding at end
     of period........................       1,352
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.36
  Number of units outstanding at end
     of period........................     296,270
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.28
  Number of units outstanding at end
     of period........................     358,066
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.39
  Number of units outstanding at end
     of period........................     206,050
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.40    $    1.24
  Number of units outstanding at end
     of period........................      76,041       20,617
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.37
  Number of units outstanding at end
     of period........................   1,063,776
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.70
  Number of units outstanding at end
     of period........................     141,405

                                                                       Page A-40

1.75% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.27    $    1.20
  Number of units outstanding at end
     of period........................      30,339       20,393
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.44
  Number of units outstanding at end
     of period........................     121,605
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.32
  Number of units outstanding at end
     of period........................      91,706
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.77
  Number of units outstanding at end
     of period........................      29,480
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.16
  Number of units outstanding at end
     of period........................      19,355
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.35
  Number of units outstanding at end
     of period........................      84,455
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.58
  Number of units outstanding at end
     of period........................      40,428
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      38,990
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.43    $    1.27
  Number of units outstanding at end
     of period........................      10,099       13,018

                                                                       Page A-41

1.75% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.33
  Number of units outstanding at end
     of period........................     104,962
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.38
  Number of units outstanding at end
     of period........................      18,571
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.10
  Number of units outstanding at end
     of period........................     403,333       21,796
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.69
  Number of units outstanding at end
     of period........................      55,063
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.23
  Number of units outstanding at end
     of period........................      18,765       20,285
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.44
  Number of units outstanding at end
     of period........................     122,751
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.46
  Number of units outstanding at end
     of period........................       4,366
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      30,046
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.44
  Number of units outstanding at end
     of period........................      17,150

                                                                       Page A-42

1.75% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.39
  Number of units outstanding at end
     of period........................      35,013
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................       4,698
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.14
  Number of units outstanding at end
     of period........................     114,132
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.08
  Number of units outstanding at end
     of period........................      20,551
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.26
  Number of units outstanding at end
     of period........................      18,232
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.71
  Number of units outstanding at end
     of period........................     231,193
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.59
  Number of units outstanding at end
     of period........................      21,039
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.25
  Number of units outstanding at end
     of period........................       4,917
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      47,634
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.66
  Number of units outstanding at end
     of period........................     240,534

                                                                       Page A-43

1.75% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.24
  Number of units outstanding at end
     of period........................      24,759

1.80% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................     613,500      628,361
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.30    $    1.00(a)
  Unit value at end of period.........  $     1.48    $    1.30
  Number of units outstanding at end
     of period........................     191,187      296,253
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.31    $    1.21
  Number of units outstanding at end
     of period........................      54,475      237,457
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    0.99
  Number of units outstanding at end
     of period........................     197,755      111,210
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.03    $    1.01
  Number of units outstanding at end
     of period........................     217,845      501,704
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.74    $    1.31
  Number of units outstanding at end
     of period........................     154,020      219,376
AIM V.I. AGGRESSIVE GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.35
  Number of units outstanding at end
     of period........................      14,317
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.12    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.12
  Number of units outstanding at end
     of period........................          --      183,701

                                                                       Page A-44

1.80% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.32    $    1.25
  Number of units outstanding at end
     of period........................       1,869        1,551
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................       4,513
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $     1.36    $    1.23
  Number of units outstanding at end
     of period........................       8,780      359,183
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.28    $    1.18
  Number of units outstanding at end
     of period........................     685,802      318,205
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.39    $    1.24
  Number of units outstanding at end
     of period........................     168,977       88,897
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.40    $    1.24
  Number of units outstanding at end
     of period........................      74,249       31,825
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.26    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.26
  Number of units outstanding at end
     of period........................     834,201      992,144
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.39    $    1.00(a)
  Unit value at end of period.........  $     1.70    $    1.39
  Number of units outstanding at end
     of period........................     107,457      117,312
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.27    $    1.20
  Number of units outstanding at end
     of period........................      18,984       28,666

Page A-45

1.80% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.44    $    1.31
  Number of units outstanding at end
     of period........................      40,696       94,063
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.32    $    1.20
  Number of units outstanding at end
     of period........................     130,336       69,281
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.44    $    1.00(a)
  Unit value at end of period.........  $     1.77    $    1.44
  Number of units outstanding at end
     of period........................      74,375       21,922
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(a)
  Unit value at end of period.........  $     1.16    $    1.09
  Number of units outstanding at end
     of period........................      14,767       19,797
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $     1.16    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.16
  Number of units outstanding at end
     of period........................       3,315       18,958
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.35    $    1.00(a)
  Unit value at end of period.........  $     1.58    $    1.35
  Number of units outstanding at end
     of period........................     142,473       10,601
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.14    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.14
  Number of units outstanding at end
     of period........................      31,283       39,815
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.43    $    1.27
  Number of units outstanding at end
     of period........................       8,666       10,259
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.32    $    1.27
  Number of units outstanding at end
     of period........................     177,031      110,901

Page A-46

1.80% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.22
  Number of units outstanding at end
     of period........................      43,371       18,857
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.28
  Number of units outstanding at end
     of period........................      15,861
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.10
  Number of units outstanding at end
     of period........................     197,729      518,017
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(a)
  Unit value at end of period.........  $     1.69    $    1.47
  Number of units outstanding at end
     of period........................      84,192       56,749
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.23
  Number of units outstanding at end
     of period........................          --       18,406
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.26    $    1.00(a)
  Unit value at end of period.........  $     1.44    $    1.26
  Number of units outstanding at end
     of period........................      91,840      129,550
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.46
  Number of units outstanding at end
     of period........................      10,719
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.17
  Number of units outstanding at end
     of period........................          --       30,286
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.44    $    1.25
  Number of units outstanding at end
     of period........................     108,163       16,951

Page A-47

1.80% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.39    $    1.24
  Number of units outstanding at end
     of period........................       9,233       18,331
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................      17,673
W&R CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................       3,100
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.08
  Number of units outstanding at end
     of period........................       4,109
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $     1.26    $    1.13
  Number of units outstanding at end
     of period........................      14,902       23,853
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.42    $    1.00(f)
  Unit value at end of period.........  $     1.71    $    1.42
  Number of units outstanding at end
     of period........................     388,470      112,287
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(g)
  Unit value at end of period.........  $     1.59    $    1.47
  Number of units outstanding at end
     of period........................      67,996       21,451
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.25
  Number of units outstanding at end
     of period........................      64,614
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(h)
  Unit value at end of period.........  $     1.21    $    1.08
  Number of units outstanding at end
     of period........................      21,318        3,752
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(i)
  Unit value at end of period.........  $     1.66    $    1.47
  Number of units outstanding at end
     of period........................     203,863      196,175

Page A-48

1.80% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.24
  Number of units outstanding at end
     of period........................       2,019

1.85% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................     578,859       24,567
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.30    $    1.00(a)
  Unit value at end of period.........  $     1.48    $    1.30
  Number of units outstanding at end
     of period........................     106,863        5,249
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.31
  Number of units outstanding at end
     of period........................     189,529
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    0.99
  Number of units outstanding at end
     of period........................      59,451        2,253
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.03    $    1.01
  Number of units outstanding at end
     of period........................     245,844        9,942
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.74    $    1.31
  Number of units outstanding at end
     of period........................     195,849        5,947
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................      79,639
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.36
  Number of units outstanding at end
     of period........................      72,410

Page A-49

1.85% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.18    $    1.00(a)
  Unit value at end of period.........  $     1.27    $    1.18
  Number of units outstanding at end
     of period........................     351,971       28,210
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $     1.39    $    1.24
  Number of units outstanding at end
     of period........................      31,270        8,099
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.40
  Number of units outstanding at end
     of period........................     179,347
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.26    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.26
  Number of units outstanding at end
     of period........................     423,208       23,761
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.39    $    1.00(a)
  Unit value at end of period.........  $     1.70    $    1.39
  Number of units outstanding at end
     of period........................      98,497        1,608
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.27
  Number of units outstanding at end
     of period........................      33,559
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.44    $    1.31
  Number of units outstanding at end
     of period........................      54,549        3,021
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $     1.32    $    1.20
  Number of units outstanding at end
     of period........................      28,953        3,702
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.44    $    1.00(a)
  Unit value at end of period.........  $     1.77    $    1.44
  Number of units outstanding at end
     of period........................      21,915        4,237

Page A-50

1.85% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.16
  Number of units outstanding at end
     of period........................       4,819
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.35    $    1.00(a)
  Unit value at end of period.........  $     1.57    $    1.35
  Number of units outstanding at end
     of period........................      13,345        1,416
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.14    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.14
  Number of units outstanding at end
     of period........................       2,114        6,119
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.27
  Number of units outstanding at end
     of period........................          --        8,647
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.32    $    1.27
  Number of units outstanding at end
     of period........................     100,007       13,896
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $     1.37    $    1.22
  Number of units outstanding at end
     of period........................      11,479        8,237
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.28
  Number of units outstanding at end
     of period........................      28,078
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.10
  Number of units outstanding at end
     of period........................     100,580        3,180
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(a)
  Unit value at end of period.........  $     1.69    $    1.47
  Number of units outstanding at end
     of period........................      10,360        4,120

Page A-51

1.85% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................      19,578
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.26    $    1.00(a)
  Unit value at end of period.........  $     1.44    $    1.26
  Number of units outstanding at end
     of period........................     110,744        7,181
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.46
  Number of units outstanding at end
     of period........................      23,398
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................       2,093
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.44    $    1.25
  Number of units outstanding at end
     of period........................      30,368        4,485
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.39
  Number of units outstanding at end
     of period........................       7,852
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................       4,960
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.14
  Number of units outstanding at end
     of period........................     139,394
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.08
  Number of units outstanding at end
     of period........................      89,533
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $     1.26    $    1.13
  Number of units outstanding at end
     of period........................      92,921        5,419

Page A-52

1.85% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.42    $    1.00(f)
  Unit value at end of period.........  $     1.71    $    1.42
  Number of units outstanding at end
     of period........................     184,398       13,262
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.59
  Number of units outstanding at end
     of period........................       6,572
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(b)
  Unit value at end of period.........  $     1.25    $    1.10
  Number of units outstanding at end
     of period........................      10,091        1,725
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(h)
  Unit value at end of period.........  $     1.21    $    1.08
  Number of units outstanding at end
     of period........................      61,690        1,485
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.65
  Number of units outstanding at end
     of period........................      46,336
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................      43,191

1.90% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.05    $    1.01
  Number of units outstanding at end
     of period........................     210,026      390,504
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.30    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.30
  Number of units outstanding at end
     of period........................      57,742       63,307
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.21    $    1.00(a)
  Unit value at end of period.........  $     1.16    $    1.21
  Number of units outstanding at end
     of period........................      16,286       62,031

                                                                       Page A-53

1.90% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     0.99    $    1.00(a)
  Unit value at end of period.........  $     0.99    $    0.99
  Number of units outstanding at end
     of period........................      72,925       52,834
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.00    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.00
  Number of units outstanding at end
     of period........................      19,615       59,232
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.31
  Number of units outstanding at end
     of period........................      29,146       72,383
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.12    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.12
  Number of units outstanding at end
     of period........................          --       86,362
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.23
  Number of units outstanding at end
     of period........................          --       60,931
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $     1.12    $    1.17
  Number of units outstanding at end
     of period........................     191,676      290,076
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.24
  Number of units outstanding at end
     of period........................          --        2,101
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.24    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.24
  Number of units outstanding at end
     of period........................          --       46,024
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $     1.19    $    1.25
  Number of units outstanding at end
     of period........................     238,707      372,841

                                                                       Page A-54

1.90% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.39    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.39
  Number of units outstanding at end
     of period........................          --       48,015
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.20    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.20
  Number of units outstanding at end
     of period........................          --       15,428
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.31    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.31
  Number of units outstanding at end
     of period........................          --       25,391
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.19    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.19
  Number of units outstanding at end
     of period........................          --       19,681
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.44    $    1.00(a)
  Unit value at end of period.........  $     1.35    $    1.44
  Number of units outstanding at end
     of period........................         192       16,050
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.09
  Number of units outstanding at end
     of period........................          --        2,295
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.35    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.35
  Number of units outstanding at end
     of period........................          --        4,371
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.14    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.14
  Number of units outstanding at end
     of period........................          --        2,143
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.27    $    1.00(a)
  Unit value at end of period.........  $     1.07    $    1.27
  Number of units outstanding at end
     of period........................      70,205      103,073

                                                                       Page A-55

1.90% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.22    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.22
  Number of units outstanding at end
     of period........................          --       11,529
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.23
  Number of units outstanding at end
     of period........................          --       25,704
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.11    $    1.10
  Number of units outstanding at end
     of period........................      77,562       79,693
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.47
  Number of units outstanding at end
     of period........................          --       11,729
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.23    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.23
  Number of units outstanding at end
     of period........................          --       10,546
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.26    $    1.00(a)
  Unit value at end of period.........  $     1.23    $    1.26
  Number of units outstanding at end
     of period........................      66,096      122,727
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.29    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.29
  Number of units outstanding at end
     of period........................          --       22,676
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.17    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.17
  Number of units outstanding at end
     of period........................          --        2,113
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.25    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.25
  Number of units outstanding at end
     of period........................          --       15,519
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................      36,165

                                                                       Page A-56

1.90% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(c)
  Unit value at end of period.........  $     1.13    $    1.06
  Number of units outstanding at end
     of period........................      36,701       67,471
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(e)
  Unit value at end of period.........  $       --    $    1.06
  Number of units outstanding at end
     of period........................          --       36,767
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.13    $    1.00(b)
  Unit value at end of period.........  $       --    $    1.13
  Number of units outstanding at end
     of period........................          --       59,607
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.42    $    1.00(f)
  Unit value at end of period.........  $     1.32    $    1.42
  Number of units outstanding at end
     of period........................      93,865      129,031
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(h)
  Unit value at end of period.........  $       --    $    1.08
  Number of units outstanding at end
     of period........................          --       12,935
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.47    $    1.00(i)
  Unit value at end of period.........  $       --    $    1.47
  Number of units outstanding at end
     of period........................          --        2,904
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(j)
  Unit value at end of period.........  $       --    $    1.10
  Number of units outstanding at end
     of period........................          --       23,696

1.95% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.04
  Number of units outstanding at end
     of period........................     692,800
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.21    $    1.07
  Number of units outstanding at end
     of period........................     173,162       19,015

                                                                       Page A-57

1.95% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(a)
  Unit value at end of period.........  $     1.15    $    1.06
  Number of units outstanding at end
     of period........................      48,517       27,785
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     0.99
  Number of units outstanding at end
     of period........................     184,738
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.03    $    1.01
  Number of units outstanding at end
     of period........................     130,711        8,070
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.42    $    1.07
  Number of units outstanding at end
     of period........................     204,146       38,567
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.04    $    1.00(a)
  Unit value at end of period.........  $     1.09    $    1.04
  Number of units outstanding at end
     of period........................       7,175        7,809
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.07
  Number of units outstanding at end
     of period........................      29,035       25,132
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.12
  Number of units outstanding at end
     of period........................     609,658
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................       9,194
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.05    $    1.00(a)
  Unit value at end of period.........  $     1.19    $    1.05
  Number of units outstanding at end
     of period........................      91,023       47,532
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.09
  Number of units outstanding at end
     of period........................     757,731       52,192

                                                                       Page A-58

1.95% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.10
  Number of units outstanding at end
     of period........................      73,403       27,025
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.12
  Number of units outstanding at end
     of period........................       1,269
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.15
  Number of units outstanding at end
     of period........................      14,344
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.19    $    1.08
  Number of units outstanding at end
     of period........................      72,126       49,831
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................      12,951
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      34,146
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.06
  Number of units outstanding at end
     of period........................     211,001
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.11
  Number of units outstanding at end
     of period........................      30,763
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.10    $    1.03
  Number of units outstanding at end
     of period........................     300,420        9,769

                                                                       Page A-59

1.95% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................      20,680
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................     159,988
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.12
  Number of units outstanding at end
     of period........................       3,918
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.05    $    1.00(b)
  Unit value at end of period.........  $     1.17    $    1.05
  Number of units outstanding at end
     of period........................      56,253       13,655
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.05    $    1.00(c)
  Unit value at end of period.........  $     1.12    $    1.05
  Number of units outstanding at end
     of period........................      54,404       53,064
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.06
  Number of units outstanding at end
     of period........................      79,232
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.09    $    1.00(f)
  Unit value at end of period.........  $     1.31    $    1.09
  Number of units outstanding at end
     of period........................     368,063       40,403
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      28,270
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.19
  Number of units outstanding at end
     of period........................      11,276
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.11    $    1.00(i)
  Unit value at end of period.........  $     1.25    $    1.11
  Number of units outstanding at end
     of period........................      61,084       24,510

Page A-60

1.95% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(j)
  Unit value at end of period.........  $     1.21    $    1.08
  Number of units outstanding at end
     of period........................      13,750       21,571

2.00% Variable Account Charge

                                           2004
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.04
  Number of units outstanding at end
     of period........................      40,891
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      16,634
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $       --
  Number of units outstanding at end
     of period........................          --
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     0.98
  Number of units outstanding at end
     of period........................       6,553
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.03
  Number of units outstanding at end
     of period........................      11,616
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.42
  Number of units outstanding at end
     of period........................      15,104
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $       --
  Number of units outstanding at end
     of period........................          --
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $       --
  Number of units outstanding at end
     of period........................          --

Page A-61

2.00% Variable Account Charge Continued


                                           2004
                                           ----
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.12
  Number of units outstanding at end
     of period........................      52,734
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.19
  Number of units outstanding at end
     of period........................       3,440
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................      71,115
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................       6,791
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.15
  Number of units outstanding at end
     of period........................       8,728
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.19
  Number of units outstanding at end
     of period........................       3,944
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................       3,789
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................       4,136
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................       3,687

Page A-62

2.00% Variable Account Charge Continued


                                           2004
                                           ----
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      14,227
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.06
  Number of units outstanding at end
     of period........................       3,207
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.11
  Number of units outstanding at end
     of period........................       6,249
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................      15,563
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................       7,254
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.24
  Number of units outstanding at end
     of period........................       7,745
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $       --
  Number of units outstanding at end
     of period........................          --
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.12
  Number of units outstanding at end
     of period........................       4,599
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.06
  Number of units outstanding at end
     of period........................       9,713

Page A-63

2.00% Variable Account Charge Continued


                                           2004
                                           ----
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.31
  Number of units outstanding at end
     of period........................      28,638
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................       3,881
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.25
  Number of units outstanding at end
     of period........................      14,613

2.05% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................     769,904       47,111
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.21    $    1.07
  Number of units outstanding at end
     of period........................     172,585       12,952
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.15
  Number of units outstanding at end
     of period........................     129,989
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.00    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    1.00
  Number of units outstanding at end
     of period........................     107,512        4,364
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.03    $    1.01
  Number of units outstanding at end
     of period........................     109,194        2,958
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.07
  Number of units outstanding at end
     of period........................     544,533        9,846

Page A-64

2.05% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.09
  Number of units outstanding at end
     of period........................       9,222
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................       9,940
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................     129,886
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.11    $    1.03
  Number of units outstanding at end
     of period........................     738,041       40,417
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      87,605
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.05    $    1.00(a)
  Unit value at end of period.........  $     1.19    $    1.05
  Number of units outstanding at end
     of period........................     204,521        4,345
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.08
  Number of units outstanding at end
     of period........................     702,107       53,330
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.10
  Number of units outstanding at end
     of period........................     145,727        2,792
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.05    $    1.00(a)
  Unit value at end of period.........  $     1.11    $    1.05
  Number of units outstanding at end
     of period........................      30,713       18,039

Page A-65

2.05% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.06    $    1.00(a)
  Unit value at end of period.........  $     1.15    $    1.06
  Number of units outstanding at end
     of period........................       6,047        8,961
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.19
  Number of units outstanding at end
     of period........................      77,514
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.10
  Number of units outstanding at end
     of period........................      46,516        3,970
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................      28,229
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.20
  Number of units outstanding at end
     of period........................     168,018
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      87,965
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.02    $    1.00(a)
  Unit value at end of period.........  $     1.06    $    1.02
  Number of units outstanding at end
     of period........................     159,697       19,826
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................     163,278
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.11
  Number of units outstanding at end
     of period........................      13,206

Page A-66

2.05% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.10    $    1.03
  Number of units outstanding at end
     of period........................     185,643        6,348
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................       2,374
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................       6,490
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.08
  Number of units outstanding at end
     of period........................     126,829       18,628
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.12
  Number of units outstanding at end
     of period........................      14,737
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.24
  Number of units outstanding at end
     of period........................     173,898
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................      34,277
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.05    $    1.00(c)
  Unit value at end of period.........  $     1.12    $    1.05
  Number of units outstanding at end
     of period........................      32,851       26,756
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.06
  Number of units outstanding at end
     of period........................      16,862

Page A-67

2.05% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.07    $    1.00(b)
  Unit value at end of period.........  $     1.20    $    1.07
  Number of units outstanding at end
     of period........................      26,034        8,844
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.09    $    1.00(f)
  Unit value at end of period.........  $     1.31    $    1.09
  Number of units outstanding at end
     of period........................     341,781       23,927
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................       3,413
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.19
  Number of units outstanding at end
     of period........................      30,341
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.11    $    1.00(i)
  Unit value at end of period.........  $     1.25    $    1.11
  Number of units outstanding at end
     of period........................     146,156        2,730
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      31,341

2.15% Variable Account Charge

                                           2004
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.04
  Number of units outstanding at end
     of period........................     180,120
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      47,956
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     0.98
  Number of units outstanding at end
     of period........................      61,610

Page A-68

2.15% Variable Account Charge Continued


                                           2004
                                           ----
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.03
  Number of units outstanding at end
     of period........................      28,654
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.41
  Number of units outstanding at end
     of period........................      30,224
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.11
  Number of units outstanding at end
     of period........................     164,231
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................     198,209
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................      14,081
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................       9,585
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................       4,544
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.06
  Number of units outstanding at end
     of period........................      42,366
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.11
  Number of units outstanding at end
     of period........................      20,071

Page A-69

2.15% Variable Account Charge Continued


                                           2004
                                           ----
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................      73,250
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................      13,406
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      38,942
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $       --
  Number of units outstanding at end
     of period........................          --
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.31
  Number of units outstanding at end
     of period........................      78,775
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................       8,486
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.25
  Number of units outstanding at end
     of period........................      13,437
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      29,428

2.20% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................     115,595       23,705

Page A-70

2.20% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.21    $    1.07
  Number of units outstanding at end
     of period........................      32,715       10,415
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.00    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    1.00
  Number of units outstanding at end
     of period........................      50,944       30,784
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.03    $    1.01
  Number of units outstanding at end
     of period........................      87,102       35,745
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.07
  Number of units outstanding at end
     of period........................      28,603        3,200
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.11    $    1.03
  Number of units outstanding at end
     of period........................     129,057       35,395
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.19
  Number of units outstanding at end
     of period........................      10,913
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.08
  Number of units outstanding at end
     of period........................     151,168       57,742
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................      14,107
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $     1.06    $    1.00(a)
  Unit value at end of period.........  $     1.15    $    1.06
  Number of units outstanding at end
     of period........................       4,033        4,962

                                                                       Page A-71

2.20% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................       5,341
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      17,629
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.02    $    1.00(a)
  Unit value at end of period.........  $     1.06    $    1.02
  Number of units outstanding at end
     of period........................      20,019       11,617
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(a)
  Unit value at end of period.........  $     1.11    $    1.06
  Number of units outstanding at end
     of period........................       8,503        9,941
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.10    $    1.03
  Number of units outstanding at end
     of period........................      54,179       18,323
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.23    $    1.07
  Number of units outstanding at end
     of period........................      10,406        7,482
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.08
  Number of units outstanding at end
     of period........................      12,173        2,541
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $       --    $    1.10
  Number of units outstanding at end
     of period........................          --          740
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.23    $    1.07
  Number of units outstanding at end
     of period........................      31,824        9,833

                                                                       Page A-72

2.20% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.06
  Number of units outstanding at end
     of period........................       9,169
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.09    $    1.00(f)
  Unit value at end of period.........  $     1.31    $    1.09
  Number of units outstanding at end
     of period........................      71,315       32,258
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................       4,924
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.11    $    1.00(i)
  Unit value at end of period.........  $     1.25    $    1.11
  Number of units outstanding at end
     of period........................      30,746        4,733

2.25% Variable Account Charge

                                           2004
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.04
  Number of units outstanding at end
     of period........................     126,735
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      35,258
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     0.98
  Number of units outstanding at end
     of period........................      37,947
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.41
  Number of units outstanding at end
     of period........................      19,195
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.11
  Number of units outstanding at end
     of period........................     115,260

                                                                       Page A-73

2.25% Variable Account Charge Continued


                                           2004
                                           ----
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................     142,379
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      29,593
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................      46,855
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.30
  Number of units outstanding at end
     of period........................      65,854
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.25
  Number of units outstanding at end
     of period........................      38,991

2.30% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.04
  Number of units outstanding at end
     of period........................      68,594
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      19,315
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     0.98
  Number of units outstanding at end
     of period........................      22,728
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.03
  Number of units outstanding at end
     of period........................      17,236

Page A-74

2.30% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.07
  Number of units outstanding at end
     of period........................      49,204       26,397
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.07
  Number of units outstanding at end
     of period........................      64,016       26,811
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.11
  Number of units outstanding at end
     of period........................      61,288
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      43,282
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................      63,867
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.08
  Number of units outstanding at end
     of period........................     142,466       26,705
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................      59,733
FRANKLIN SMALL-MID CAP GROWTH
  SECURITIES SUB-ACCOUNT(k):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.15
  Number of units outstanding at end
     of period........................       9,436
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................          68

                                                                       Page A-75

2.30% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.10
  Number of units outstanding at end
     of period........................       9,961        8,804
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................      15,922
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.02    $    1.00(a)
  Unit value at end of period.........  $     1.06    $    1.02
  Number of units outstanding at end
     of period........................      24,538       18,355
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................       2,070
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................      56,494
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.07
  Number of units outstanding at end
     of period........................       6,883        8,853
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.07
  Number of units outstanding at end
     of period........................      14,627        8,936
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.05
  Number of units outstanding at end
     of period........................      15,634
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................      24,437

                                                                       Page A-76

2.30% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.12
  Number of units outstanding at end
     of period........................       4,538
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.09    $    1.00(f)
  Unit value at end of period.........  $     1.30    $    1.09
  Number of units outstanding at end
     of period........................      44,627       17,644
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.14
  Number of units outstanding at end
     of period........................         902
W&R SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................         192
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(h)
  Unit value at end of period.........  $     1.18    $    1.06
  Number of units outstanding at end
     of period........................      18,900       17,723
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.11    $    1.00(i)
  Unit value at end of period.........  $     1.25    $    1.11
  Number of units outstanding at end
     of period........................      39,181       17,303
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................      25,760

2.35% Variable Account Charge

                                           2004
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.04
  Number of units outstanding at end
     of period........................       2,964
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................       2,318

                                                                       Page A-77

2.35% Variable Account Charge Continued


                                           2004
                                           ----
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................       2,476
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................       4,776
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................       4,934
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.34
  Number of units outstanding at end
     of period........................       2,158
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................       2,195

2.40% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................      55,003       22,992
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.20    $    1.07
  Number of units outstanding at end
     of period........................      12,968        9,746
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.00    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    1.00
  Number of units outstanding at end
     of period........................       3,417        2,059
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.03
  Number of units outstanding at end
     of period........................       9,185

                                                                       Page A-78

2.40% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(a)
  Unit value at end of period.........  $     1.41    $    1.06
  Number of units outstanding at end
     of period........................      12,147        5,115
AMERICAN CENTURY INVESTMENTS INCOME &
  GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................       4,068
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.11    $    1.03
  Number of units outstanding at end
     of period........................      47,453       30,320
AMERICAN CENTURY INVESTMENTS VALUE
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.21
  Number of units outstanding at end
     of period........................       9,470
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................      10,300
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.08
  Number of units outstanding at end
     of period........................      61,225       36,824
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.33
  Number of units outstanding at end
     of period........................      10,202
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................       6,036
TEMPLETON DEVELOPING MARKETS
  SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.10    $    1.00(a)
  Unit value at end of period.........  $     1.34    $    1.10
  Number of units outstanding at end
     of period........................       5,168        3,578

Page A-79

2.40% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................      10,979
JANUS ASPEN: FORTY SUB-ACCOUNT(l):
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.20
  Number of units outstanding at end
     of period........................       1,938
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.22
  Number of units outstanding at end
     of period........................       2,298
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.02    $    1.00(a)
  Unit value at end of period.........  $     1.06    $    1.02
  Number of units outstanding at end
     of period........................      16,773       15,583
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.10
  Number of units outstanding at end
     of period........................       4,660
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.10    $    1.03
  Number of units outstanding at end
     of period........................       3,953        3,059
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.07
  Number of units outstanding at end
     of period........................      17,457       14,804
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.23
  Number of units outstanding at end
     of period........................       4,654
W&R ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.17
  Number of units outstanding at end
     of period........................       6,949
W&R BALANCED SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.12
  Number of units outstanding at end
     of period........................       7,028

Page A-80

2.40% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.09    $    1.00
  Unit value at end of period.........  $     1.30    $    1.09
  Number of units outstanding at end
     of period........................      29,521       15,400
W&R MICRO CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.13
  Number of units outstanding at end
     of period........................       1,099
W&R SMALL CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................         465
W&R SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.25
  Number of units outstanding at end
     of period........................       9,837
W&R VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.20
  Number of units outstanding at end
     of period........................       6,617

2.55% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.04    $    1.01
  Number of units outstanding at end
     of period........................      17,631       18,479
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.20    $    1.07
  Number of units outstanding at end
     of period........................       2,887        3,554
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.00    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    1.00
  Number of units outstanding at end
     of period........................      12,305       12,451
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.11    $    1.03
  Number of units outstanding at end
     of period........................      10,550       12,319

                                                                       Page A-81

2.55% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.18    $    1.08
  Number of units outstanding at end
     of period........................      18,200       20,950
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.02    $    1.00(a)
  Unit value at end of period.........  $     1.05    $    1.02
  Number of units outstanding at end
     of period........................       2,850        3,654
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.09    $    1.03
  Number of units outstanding at end
     of period........................       6,278        7,376
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.07
  Number of units outstanding at end
     of period........................       7,402        8,684
W&R INTERNATIONAL VALUE SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.09    $    1.00(f)
  Unit value at end of period.........  $     1.30    $    1.09
  Number of units outstanding at end
     of period........................       2,834        3,657

2.65% Variable Account Charge

                                           2004         2003
                                           ----         ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.01    $    1.00(a)
  Unit value at end of period.........  $     1.03    $    1.01
  Number of units outstanding at end
     of period........................      37,874       38,894
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.20    $    1.07
  Number of units outstanding at end
     of period........................       8,153       10,171
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.14
  Number of units outstanding at end
     of period........................      13,782
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.00    $    1.00(a)
  Unit value at end of period.........  $     0.98    $    1.00
  Number of units outstanding at end
     of period........................      38,399       19,553

                                                                       Page A-82

2.65% Variable Account Charge Continued


                                           2004         2003
                                           ----         ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.06    $    1.00(a)
  Unit value at end of period.........  $     1.40    $    1.06
  Number of units outstanding at end
     of period........................       2,360        3,645
AMERICAN CENTURY INVESTMENTS ULTRA(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.11    $    1.03
  Number of units outstanding at end
     of period........................      28,784       33,079
FIDELITY VIP FUNDS: CONTRAFUND(R)
  SUB-ACCOUNT:
  Unit value at beginning of period...  $       --
  Unit value at end of period.........  $     1.18
  Number of units outstanding at end
     of period........................      25,356
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.08    $    1.00(a)
  Unit value at end of period.........  $     1.17    $    1.08
  Number of units outstanding at end
     of period........................      39,779       48,338
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.02    $    1.00(a)
  Unit value at end of period.........  $     1.05    $    1.02
  Number of units outstanding at end
     of period........................      10,159       11,660
OPPENHEIMER HIGH INCOME/VA
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.03    $    1.00(a)
  Unit value at end of period.........  $     1.09    $    1.03
  Number of units outstanding at end
     of period........................      13,479       16,045
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period...  $     1.07    $    1.00(a)
  Unit value at end of period.........  $     1.22    $    1.07
  Number of units outstanding at end
     of period........................      13,424       16,544
W&R INTERNATIONAL GROWTH
  SUB-ACCOUNT(m):
  Unit value at beginning of period...  $     1.07    $    1.00(b)
  Unit value at end of period.........  $     1.19    $    1.07
  Number of units outstanding at end
     of period........................      10,317       11,231
W&R INTERNATIONAL VALUE
  SUB-ACCOUNT(n):
  Unit value at beginning of period...  $     1.09    $    1.00(f)
  Unit value at end of period.........  $     1.30    $    1.09
  Number of units outstanding at end
     of period........................       3,053        4,319

                                                                       Page A-83

---------------

(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(d) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(e) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund International Stock Portfolio.

(g) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(h) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(j) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Value Stock Portfolio.

(k) Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(l) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(m) Prior to May 1, 2005, the sub-account was known as W&R International Portfolio.

(n) Prior to May 1, 2005, the sub-account was known as W&R International II Portfolio.

                                                                       Page A-84

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.89% and 10.00%.


For illustration purposes, an average annual expense equal to 2.39% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.39% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.04% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses table found in the front of this Prospectus and is based on the total annual portfolio operating expenses with waivers or reductions applied.


The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.


The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.


The illustration on the next page assumes the following:

              VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                              MULTIOPTION ADVISOR
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client                                     INITIAL MONTHLY INCOME: $663.26
VARIABLE CONTRIBUTION: $100,000.00                       SEX: Male  AGE: 65
INITIAL VARIABLE MONTHLY INCOME: $663.26                 ANNUITY COMMENCEMENT: Immediate
PRESENTED BY: Minnesota Life Insurance Company           FUNDS: Non-Qualified
ANNUITIZATION OPTION: 10 Year Certain with Life          ISSUE STATE: MN
  Contingency                                            SINGLE PAYMENT RECEIVED: $100,000.00
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)                    AMOUNT ALLOCATED TO VARIABLE: $100,000.00

This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

Page B-1

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for MultiOption Advisor can be found in the Contract Charges and Fees section of this prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.89% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                                                    0.00% (-2.39 NET)           6.89% (4.50% NET)          10.00% (7.61% NET)
                                                    -----------------           -----------------          ------------------
65                                                       663.00                      663.00                       663.00
68                                                       541.00                      663.00                       724.00
71                                                       441.00                      663.00                       791.00
74                                                       359.00                      663.00                       864.00
77                                                       293.00                      663.00                       943.00
80                                                       238.00                      663.00                      1030.00
83                                                       194.00                      663.00                      1124.00
86                                                       158.00                      663.00                      1228.00
89                                                       129.00                      663.00                      1341.00
92                                                       105.00                      663.00                      1464.00
95                                                        86.00                      663.00                      1599.00
98                                                        70.00                      663.00                      1746.00

VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                                                                       MONTHLY ANNUITY INCOME BASED ON
                                                                         HYPOTHETICAL RATE OF RETURN
                                                                   ----------------------------------------
                                                                   0.00% GROSS   6.89% GROSS   10.00% GROSS
BEGINNING OF YEAR                                            AGE   (-2.39 NET)   (4.50% NET)   (7.61% NET)
-----------------                                            ---   -----------   -----------   ------------
1..........................................................  65       $663          $663          $  663
4..........................................................  68       $541          $663          $  724
7..........................................................  71       $441          $663          $  791
10.........................................................  74       $359          $663          $  864
13.........................................................  77       $293          $663          $  943
16.........................................................  80       $238          $663          $1,030
19.........................................................  83       $194          $663          $1,124
22.........................................................  86       $158          $663          $1,228
25.........................................................  89       $129          $663          $1,341
28.........................................................  92       $105          $663          $1,464
31.........................................................  95       $ 86          $663          $1,599
34.........................................................  98       $ 70          $663          $1,746

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $628.07.

Page B-2

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.


The MVA factor is equal to:

                             (1+i)            (n/12)
                         -------------                 -1
                     [   (1+j+0.0025)    ]

where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.



       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.



       n = the number of whole months remaining in the Guarantee Period.


The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.


EXAMPLE 1:  NEGATIVE MVA


In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                             (1+0.04)           (49/12)
                         ----------------                 -1
                     [   (1+0.06+0.0025)    ]
                     = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X
-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

Page B-3

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.


MVA factor:

                             (1+0.06)           (49/12)
                         ----------------                 -1
                     [   (1+0.04+0.0025)    ]
                     = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                                                                        Page B-4

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS


Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.


INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS


Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


SIMPLE IRAS


Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions

Page C-1
prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRAS


Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.


Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.


In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS


Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.


DEFERRED COMPENSATION PLANS


Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                        Page C-2

APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the Prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option". Contract values shown assume certain hypothetical gain or loss in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                               CONTRACT                                         GUARANTEED   GUARANTEED
                                VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                                BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                 ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                 --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1..........     $0      $100,000       0         $100,000      $100,000      $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENTS RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000       0         $100,000      $100,000      $7,000
Activity....................  $102,000   $20,000        0         $122,000      $120,000      $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000     $    0      $100,000      $100,000      $7,000
Activity....................  $102,000   $20,000      $    0      $122,000      $120,000      $8,400
Beginning of Year 2.........                                                    $120,000      $8,400
Activity (withdrawal).......  $119,000        --      $8,400      $110,600      $111,600      $8,400

Page D-1

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal; (b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000     $    0      $100,000      $100,000      $7,000
Activity....................  $102,000   $20,000      $    0      $122,000      $120,000      $8,400
Beginning of Year 2.........                                                    $120,000      $8,400
Activity (withdrawal).......  $119,000        --      $8,400      $110,600      $111,600      $8,400
Beginning of Year 3.........                                                    $111,600      $8,400
Activity (withdrawal).......  $112,000        --      $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal)...............  $ 99,000        --      $5,000      $ 94,000      $ 94,000      $6,580

                                                                        Page D-2

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR 7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 5 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 5 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                         GUARANTEED   GUARANTEED
                               VALUE     PURCHASE                 CONTRACT     WITHDRAWAL     ANNUAL
                               BEFORE    PAYMENTS   WITHDRAWAL   VALUE AFTER    BENEFIT     WITHDRAWAL
CONTRACT YEARS                ACTIVITY   RECEIVED     AMOUNT      ACTIVITY       (GWB)        (GAW)
--------------                --------   --------   ----------   -----------   ----------   ----------
Beginning of Year 1.........  $      0   $100,000     $    0      $100,000      $100,000      $7,000
Activity....................  $102,000   $20,000      $    0      $122,000      $120,000      $8,400
Beginning of Year 2.........                                                    $120,000      $8,400
Activity (withdrawal).......  $119,000        --      $8,400      $110,600      $111,600      $8,400
Beginning of Year 3.........                                                    $111,600      $8,400
Activity (withdrawal).......  $112,000        --      $8,400      $103,600      $103,200      $8,400
Activity (excess
  withdrawal)...............  $ 99,000        --      $5,000      $ 94,000      $ 94,000      $6,580
Beginning of Year 4.........                                                    $ 94,000      $6,580
Activity (withdrawal).......  $ 88,500        --      $6,580      $ 81,920      $ 87,420      $6,580
Beginning of Year 5.........                                                    $ 87,420      $6,580
Activity (withdrawal).......  $ 89,600        --      $6,580      $ 83,020      $ 80,840      $6,580
Beginning of Year 6.........                                                    $ 80,840      $6,580
Activity (withdrawal).......  $ 90,330        --      $6,580      $ 83,750      $ 74,260      $6,580
Beginning of Year 7
  immediately before
  reset.....................  $ 85,000        --      $    0      $ 85,000      $ 74,260      $6,580
Beginning of Year 7
  immediately after reset...  $ 85,000        --      $    0      $ 85,000      $ 85,000      $6,580

Page D-3

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141
                       STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS:  October 1, 2005

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Auditors
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACT

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Stock, Small Company Growth, Maturing Government Bond, Small Company Value, International Bond, Index 400 Mid-Cap, Micro Cap Growth, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2004, 2003 and 2002, were $20,482,311, $13,415,829 and $10,463,691, respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA
AVERAGE ANNUAL TOTAL RETURN

Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2004. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.

FOR THE FOLLOWING PERIODS, MINNESOTA LIFE VOLUNTARILY ABSORBED THE FEES AND EXPENSES THAT EXCEEDED THE OUTLINED PERCENTAGE OF AVERAGE DAILY NET ASSETS.


                        03/09/1987  05/02/1994  10/01/1997  05/01/1998  01/01/1999  01/01/2000  05/01/2000  01/01/2002  01/01/2003
                             -          -            -          -           -           -           -           -            -
Fund Name               05/01/1994  09/30/1997  04/30/1998  12/31/1998  12/31/1999  04/30/2000  12/31/2001  12/31/2002  12/31/2003
---------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Bond
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.70%
Index 400
 Mid-Cap Sub-Account         --          --        0.55%       0.55%       0.45%        0.55%      0.55%       0.55%       1.40%
Index 500
 Sub-Account               0.55%       0.55%       0.55%       0.55%       0.55%        0.55%      0.55%       0.55%       0.55%
International
 Bond Sub-Account            --          --        1.00%       1.00%       1.00%        1.00%      1.00%       1.00%       1.85%
Maturing Government
 Bond 2006 Sub-Account       --        0.40%       0.40%       0.40%       0.85%        0.40%      0.40%       0.40%       1.25%
Maturing Government
 Bond 2010 Sub-Account       --        0.40%       0.40%       0.40%       1.03%        0.40%      0.40%       0.40%       1.25%
Money Market
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.65%
Mortgage Securities
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.70%
Real Estate
 Securities Sub-Account      --          --          --        0.90%       1.15%        0.90%      1.00%       1.00%       1.85%

     Current Yield Figures for Money Market Sub-Account

     Current annualized yield quotations for the money market sub-account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The variable annuity account may also quote the effective yield of the money market sub-account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. No contracts for B Class were sold prior to January 1, 2003. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund"). Yield figures quoted by the money market sub-account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is $30); it is taken generally from contracts with values of less than $50,000). The yield and effective yield of the money market sub-account for each class of contracts for the seven-day period ended December 31, 2004 are shown below.

           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2004 - B CLASS


(a)  1.20% (base contract)

(b)  1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d)  1.55% (contract with premier death benefit rider)

(e)  1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g)  1.80% (contract with EEB and premier death benefit rider)

(h)  1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j)  2.05% (contract with GIPB and premier death benefit rider)

(k)  2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l)  2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m)  2.30% (contract with EEB and GIPB and premier death benefit rider)

                                             7 DAY CURRENT YIELD                7 DAY EFFECTIVE YIELD
                                             -------------------                ---------------------
                (a)                                  0.45%                               0.45%
                (b)                                  0.30%                               0.30%
                (c)                                  0.20%                               0.20%
                (d)                                  0.10%                               0.10%
                (e)                                  0.05%                               0.05%
                (f)                                 -0.05%                              -0.05%
                (g)                                 -0.15%                              -0.15%
                (h)                                 -0.20%                              -0.20%
                (i)                                 -0.30%                              -0.30%
                (j)                                 -0.40%                              -0.40%
                (k)                                 -0.45%                              -0.45%
                (l)                                 -0.55%                              -0.55%
                (m)                                 -0.65%                              -0.65%



           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2004 - C CLASS


(a)  1.55% (base contract)

(b)  1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d)  1.90% (contract with premier death benefit rider)

(e)  1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g)  2.15% (contract with EEB and premier death benefit rider)

(h)  2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j)  2.40% (contract with GIPB and premier death benefit rider)

(k)  2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l)  2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m)  2.65% (contract with EEB and GIPB and premier death benefit rider)

                                             7 DAY CURRENT YIELD                7 DAY EFFECTIVE YIELD
                                             -------------------                ---------------------
                (a)                                  0.10%                               0.10%
                (b)                                 -0.05%                              -0.05%
                (c)                                 -0.15%                              -0.15%
                (d)                                 -0.25%                              -0.25%
                (e)                                 -0.30%                              -0.30%
                (f)                                 -0.40%                              -0.40%
                (g)                                 -0.50%                              -0.50%
                (h)                                 -0.55%                              -0.55%
                (i)                                 -0.65%                              -0.65%
                (j)                                 -0.75%                              -0.75%
                (k)                                 -0.80%                              -0.80%
                (l)                                 -0.90%                              -0.90%
                (m)                                 -1.00%                              -1.00%


           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2004 - L CLASS


(a)  1.50% (base contract)

(b)  1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d)  1.85% (contract with premier death benefit rider)

(e)  1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g)  2.10% (contract with EEB and premier death benefit rider)

(h)  2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j)  2.35% (contract with GIPB and premier death benefit rider)

(k)  2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l)  2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m)  2.60% (contract with EEB and GIPB and premier death benefit rider)

                                             7 DAY CURRENT YIELD                7 DAY EFFECTIVE YIELD
                                             -------------------                ---------------------
                (a)                                  0.15%                               0.15%
                (b)                                  0.00%                               0.00%
                (c)                                 -0.10%                              -0.10%
                (d)                                 -0.20%                              -0.20%
                (e)                                 -0.25%                              -0.25%
                (f)                                 -0.35%                              -0.35%
                (g)                                 -0.45%                              -0.45%
                (h)                                 -0.50%                              -0.50%
                (i)                                 -0.60%                              -0.60%
                (j)                                 -0.70%                              -0.70%
                (k)                                 -0.75%                              -0.75%
                (l)                                 -0.85%                              -0.85%
                (m)                                 -0.95%                              -0.95%

     Total Return Figures for All Sub-Accounts

     Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to the variable annuity account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

     The cumulative total return figures published by the variable annuity account relating to the contract described in the prospectus will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2004 are shown in the table below.

     Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $42,500 is assumed and the deductions of annual contract fees equivalent to .07% of ending contract value are included in all surrender values for the B Class product. The average annual total return figures published by the variable annuity account will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses, described below.


               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                                     B CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2004 are shown in the tables below.

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
ADVANTUS BOND                                                                                              12/3/85
                          (a)                             -3.28%       5.88%       6.03%        6.37%
                          (b)                             -3.44%       5.72%       5.87%        6.21%
                          (c)                             -3.54%       5.61%       5.77%        6.11%
                          (d)                             -3.65%       5.50%       5.66%        6.00%
                          (e)                             -3.70%       5.45%       5.61%        5.95%
                          (f)                             -3.80%       5.34%       5.50%        5.84%
                          (g)                             -3.90%       5.23%       5.40%        5.74%
                          (h)                             -3.96%       5.18%       5.35%        5.68%
                          (i)                             -4.06%       5.07%       5.24%        5.58%
                          (j)                             -4.16%       4.96%       5.13%        5.47%
                          (k)                             -4.21%       4.91%       5.08%        5.42%
                          (l)                             -4.32%       4.80%       4.98%        5.31%
                          (m)                             -4.42%       4.69%       4.87%        5.21%
ADVANTUS INDEX 400 MID-CAP                                                                                 10/1/97
                          (a)                              7.34%       6.81%        n/a         9.13%
                          (b)                              7.17%       6.65%        n/a         8.97%
                          (c)                              7.05%       6.54%        n/a         8.86%
                          (d)                              6.94%       6.43%        n/a         8.75%
                          (e)                              6.88%       6.37%        n/a         8.70%
                          (f)                              6.77%       6.26%        n/a         8.59%
                          (g)                              6.66%       6.16%        n/a         8.48%
                          (h)                              6.60%       6.10%        n/a         8.43%
                          (i)                              6.48%       5.99%        n/a         8.32%
                          (j)                              6.37%       5.88%        n/a         8.21%
                          (k)                              6.31%       5.83%        n/a         8.16%
                          (l)                              6.20%       5.72%        n/a         8.05%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (m)                              6.09%       5.61%        n/a         7.94%
ADVANTUS INDEX 500                                                                                          5/1/87
                          (a)                              2.07%       -4.81%      10.12%       9.14%
                          (b)                              1.90%       -4.96%      9.96%        8.98%
                          (c)                              1.80%       -5.06%      9.85%        8.87%
                          (d)                              1.69%       -5.16%      9.74%        8.76%
                          (e)                              1.63%       -5.21%      9.68%        8.71%
                          (f)                              1.52%       -5.31%      9.57%        8.60%
                          (g)                              1.42%       -5.41%      9.46%        8.49%
                          (h)                              1.36%       -5.46%      9.41%        8.44%
                          (i)                              1.25%       -5.56%      9.30%        8.33%
                          (j)                              1.15%       -5.66%      9.19%        8.22%
                          (k)                              1.09%       -5.71%      9.13%        8.17%
                          (l)                              0.98%       -5.81%      9.02%        8.06%
                          (m)                              0.88%       -5.91%      8.92%        7.95%
ADVANTUS MONEY MARKET                                                                                      12/3/85
                          (a)                             -7.46%       0.44%       2.48%        3.28%
                          (b)                             -7.61%       0.28%       2.33%        3.12%
                          (c)                             -7.72%       0.17%       2.22%        3.02%
                          (d)                             -7.80%       0.07%       2.12%        2.92%
                          (e)                             -7.86%       0.02%       2.07%        2.87%
                          (f)                             -7.95%       -0.08%      1.97%        2.76%
                          (g)                             -8.05%       -0.19%      1.87%        2.66%
                          (h)                             -8.10%       -0.24%      1.81%        2.61%
                          (i)                             -8.20%       -0.34%      1.71%        2.51%
                          (j)                             -8.31%       -0.45%      1.61%        2.40%
                          (k)                             -8.35%       -0.50%      1.56%        2.35%
                          (l)                             -8.45%       -0.60%      1.46%        2.25%
                          (m)                             -8.56%       -0.71%      1.36%        2.15%
ADVANTUS MORTGAGE SECURITIES                                                                                5/1/87
                          (a)                             -3.45%       5.93%       6.66%        6.71%
                          (b)                             -3.61%       5.76%       6.50%        6.55%
                          (c)                             -3.71%       5.66%       6.39%        6.44%
                          (d)                             -3.81%       5.55%       6.28%        6.33%
                          (e)                             -3.86%       5.49%       6.23%        6.28%
                          (f)                             -3.97%       5.38%       6.13%        6.17%
                          (g)                             -4.07%       5.28%       6.02%        6.07%
                          (h)                             -4.12%       5.22%       5.97%        6.02%
                          (i)                             -4.22%       5.11%       5.86%        5.91%
                          (j)                             -4.33%       5.00%       5.75%        5.80%
                          (k)                             -4.38%       4.95%       5.70%        5.75%
                          (l)                             -4.48%       4.84%       5.60%        5.65%
                          (m)                             -4.58%       4.73%       5.49%        5.54%
ADVANTUS REAL ESTATE SECURITIES                                                                             5/1/98
                          (a)                             26.90%       21.45%       n/a        11.93%
                          (b)                             26.70%       21.27%       n/a        11.76%
                          (c)                             26.56%       21.14%       n/a        11.64%
                          (d)                             26.43%       21.02%       n/a        11.53%
                          (e)                             26.36%       20.96%       n/a        11.47%
                          (f)                             26.23%       20.84%       n/a        11.36%
                          (g)                             26.10%       20.71%       n/a        11.25%
                          (h)                             26.03%       20.65%       n/a        11.19%
                          (i)                             25.90%       20.53%       n/a        11.08%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (j)                             25.76%       20.41%       n/a        10.97%
                          (k)                             25.70%       20.35%       n/a        10.91%
                          (l)                             25.57%       20.22%       n/a        10.80%
                          (m)                             25.43%       20.10%       n/a        10.69%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                              3.13%        n/a         n/a        -0.28%
                          (b)                              2.96%        n/a         n/a        -0.44%
                          (c)                              2.85%        n/a         n/a        -0.55%
                          (d)                              2.74%        n/a         n/a        -0.66%
                          (e)                              2.69%        n/a         n/a        -0.71%
                          (f)                              2.58%        n/a         n/a        -0.81%
                          (g)                              2.47%        n/a         n/a        -0.92%
                          (h)                              2.42%        n/a         n/a        -0.97%
                          (i)                              2.31%        n/a         n/a        -1.07%
                          (j)                              2.20%        n/a         n/a        -1.18%
                          (k)                              2.14%        n/a         n/a        -1.23%
                          (l)                              2.03%        n/a         n/a        -1.34%
                          (m)                              1.92%        n/a         n/a        -1.44%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                             -1.05%        n/a         n/a        -0.42%
                          (b)                             -1.21%        n/a         n/a        -0.57%
                          (c)                             -1.31%        n/a         n/a        -0.68%
                          (d)                             -1.42%        n/a         n/a        -0.79%
                          (e)                             -1.47%        n/a         n/a        -0.84%
                          (f)                             -1.58%        n/a         n/a        -0.94%
                          (g)                             -1.68%        n/a         n/a        -1.05%
                          (h)                             -1.73%        n/a         n/a        -1.10%
                          (i)                             -1.84%        n/a         n/a        -1.20%
                          (j)                             -1.94%        n/a         n/a        -1.31%
                          (k)                             -2.00%        n/a         n/a        -1.36%
                          (l)                             -2.10%        n/a         n/a        -1.47%
                          (m)                             -2.21%        n/a         n/a        -1.57%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             -0.40%        n/a         n/a         0.28%
                          (b)                             -0.56%        n/a         n/a         0.12%
                          (c)                             -0.66%        n/a         n/a         0.01%
                          (d)                             -0.77%        n/a         n/a        -0.09%
                          (e)                             -0.82%        n/a         n/a        -0.15%
                          (f)                             -0.93%        n/a         n/a        -0.25%
                          (g)                             -1.03%        n/a         n/a        -0.36%
                          (h)                             -1.09%        n/a         n/a        -0.41%
                          (i)                             -1.19%        n/a         n/a        -0.51%
                          (j)                             -1.30%        n/a         n/a        -0.62%
                          (k)                             -1.35%        n/a         n/a        -0.67%
                          (l)                             -1.46%        n/a         n/a        -0.78%
                          (m)                             -1.56%        n/a         n/a        -0.88%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             -2.78%        n/a         n/a        -2.64%
                          (b)                             -2.93%        n/a         n/a        -2.80%
                          (c)                             -3.03%        n/a         n/a        -2.90%
                          (d)                             -3.14%        n/a         n/a        -3.01%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (e)                             -3.19%        n/a         n/a        -3.06%
                          (f)                             -3.29%        n/a         n/a        -3.16%
                          (g)                             -3.40%        n/a         n/a        -3.26%
                          (h)                             -3.45%        n/a         n/a        -3.32%
                          (i)                             -3.55%        n/a         n/a        -3.42%
                          (j)                             -3.66%        n/a         n/a        -3.52%
                          (k)                             -3.71%        n/a         n/a        -3.57%
                          (l)                             -3.81%        n/a         n/a        -3.68%
                          (m)                             -3.92%        n/a         n/a        -3.78%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                              4.22%        n/a         n/a         3.85%
                          (b)                              4.06%        n/a         n/a         3.68%
                          (c)                              3.94%        n/a         n/a         3.57%
                          (d)                              3.83%        n/a         n/a         3.46%
                          (e)                              3.78%        n/a         n/a         3.41%
                          (f)                              3.67%        n/a         n/a         3.30%
                          (g)                              3.56%        n/a         n/a         3.19%
                          (h)                              3.50%        n/a         n/a         3.14%
                          (i)                              3.39%        n/a         n/a         3.03%
                          (j)                              3.28%        n/a         n/a         2.92%
                          (k)                              3.23%        n/a         n/a         2.87%
                          (l)                              3.12%        n/a         n/a         2.76%
                          (m)                              3.01%        n/a         n/a         2.65%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                              2.26%        n/a         n/a         0.44%
                          (b)                              2.10%        n/a         n/a         0.28%
                          (c)                              1.99%        n/a         n/a         0.17%
                          (d)                              1.88%        n/a         n/a         0.07%
                          (e)                              1.83%        n/a         n/a         0.02%
                          (f)                              1.72%        n/a         n/a        -0.09%
                          (g)                              1.61%        n/a         n/a        -0.20%
                          (h)                              1.55%        n/a         n/a        -0.25%
                          (i)                              1.44%        n/a         n/a        -0.35%
                          (j)                              1.34%        n/a         n/a        -0.46%
                          (k)                              1.28%        n/a         n/a        -0.51%
                          (l)                              1.17%        n/a         n/a        -0.62%
                          (m)                              1.07%        n/a         n/a        -0.72%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                              5.80%        n/a         n/a         6.38%
                          (b)                              5.63%        n/a         n/a         6.21%
                          (c)                              5.52%        n/a         n/a         6.10%
                          (d)                              5.41%        n/a         n/a         5.99%
                          (e)                              5.35%        n/a         n/a         5.94%
                          (f)                              5.24%        n/a         n/a         5.83%
                          (g)                              5.13%        n/a         n/a         5.71%
                          (h)                              5.07%        n/a         n/a         5.66%
                          (i)                              4.96%        n/a         n/a         5.55%
                          (j)                              4.85%        n/a         n/a         5.44%
                          (k)                              4.79%        n/a         n/a         5.38%
                          (l)                              4.68%        n/a         n/a         5.27%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (m)                              4.57%        n/a         n/a         5.16%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      2/1/00
                          (a)                              6.78%        n/a         n/a         0.00%
                          (b)                              6.61%        n/a         n/a        -0.16%
                          (c)                              6.49%        n/a         n/a        -0.26%
                          (d)                              6.38%        n/a         n/a        -0.37%
                          (e)                              6.32%        n/a         n/a        -0.42%
                          (f)                              6.21%        n/a         n/a        -0.52%
                          (g)                              6.10%        n/a         n/a        -0.63%
                          (h)                              6.04%        n/a         n/a        -0.68%
                          (i)                              5.93%        n/a         n/a        -0.78%
                          (j)                              5.81%        n/a         n/a        -0.89%
                          (k)                              5.76%        n/a         n/a        -0.94%
                          (l)                              5.64%        n/a         n/a        -1.04%
                          (m)                              5.53%        n/a         n/a        -1.15%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                              2.90%        n/a         n/a         3.08%
                          (b)                              2.73%        n/a         n/a         2.92%
                          (c)                              2.62%        n/a         n/a         2.81%
                          (d)                              2.51%        n/a         n/a         2.70%
                          (e)                              2.46%        n/a         n/a         2.65%
                          (f)                              2.35%        n/a         n/a         2.54%
                          (g)                              2.24%        n/a         n/a         2.43%
                          (h)                              2.18%        n/a         n/a         2.38%
                          (i)                              2.08%        n/a         n/a         2.27%
                          (j)                              1.97%        n/a         n/a         2.17%
                          (k)                              1.91%        n/a         n/a         2.11%
                          (l)                              1.80%        n/a         n/a         2.01%
                          (m)                              1.69%        n/a         n/a         1.90%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             16.16%        n/a         n/a        12.15%
                          (b)                             15.97%        n/a         n/a        11.98%
                          (c)                             15.85%        n/a         n/a        11.86%
                          (d)                             15.73%        n/a         n/a        11.75%
                          (e)                             15.67%        n/a         n/a        11.69%
                          (f)                             15.55%        n/a         n/a        11.58%
                          (g)                             15.42%        n/a         n/a        11.46%
                          (h)                             15.36%        n/a         n/a        11.40%
                          (i)                             15.24%        n/a         n/a        11.29%
                          (j)                             15.12%        n/a         n/a        11.17%
                          (k)                             15.06%        n/a         n/a        11.12%
                          (l)                             14.94%        n/a         n/a        11.00%
                          (m)                             14.81%        n/a         n/a        10.89%
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                                                     8/1/00
                          (a)                              3.13%        n/a         n/a        -7.67%
                          (b)                              2.97%        n/a         n/a        -7.82%
                          (c)                              2.86%        n/a         n/a        -7.91%
                          (d)                              2.75%        n/a         n/a        -8.01%
                          (e)                              2.69%        n/a         n/a        -8.06%
                          (f)                              2.58%        n/a         n/a        -8.16%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                              2.48%        n/a         n/a        -8.26%
                          (h)                              2.42%        n/a         n/a        -8.31%
                          (i)                              2.31%        n/a         n/a        -8.41%
                          (j)                              2.20%        n/a         n/a        -8.51%
                          (k)                              2.15%        n/a         n/a        -8.55%
                          (l)                              2.04%        n/a         n/a        -8.65%
                          (m)                              1.93%        n/a         n/a        -8.75%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             -0.36%        n/a         n/a         1.39%
                          (b)                             -0.52%        n/a         n/a         1.23%
                          (c)                             -0.63%        n/a         n/a         1.12%
                          (d)                             -0.74%        n/a         n/a         1.01%
                          (e)                             -0.79%        n/a         n/a         0.96%
                          (f)                             -0.90%        n/a         n/a         0.85%
                          (g)                             -1.00%        n/a         n/a         0.75%
                          (h)                             -1.05%        n/a         n/a         0.69%
                          (i)                             -1.16%        n/a         n/a         0.59%
                          (j)                             -1.27%        n/a         n/a         0.48%
                          (k)                             -1.32%        n/a         n/a         0.43%
                          (l)                             -1.42%        n/a         n/a         0.32%
                          (m)                             -1.53%        n/a         n/a         0.21%
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                                                      5/1/02
CLASS 2
                          (a)                              4.28%        n/a         n/a         3.77%
                          (b)                              4.11%        n/a         n/a         3.61%
                          (c)                              4.00%        n/a         n/a         3.50%
                          (d)                              3.89%        n/a         n/a         3.39%
                          (e)                              3.83%        n/a         n/a         3.34%
                          (f)                              3.72%        n/a         n/a         3.23%
                          (g)                              3.61%        n/a         n/a         3.12%
                          (h)                              3.56%        n/a         n/a         3.06%
                          (i)                              3.45%        n/a         n/a         2.96%
                          (j)                              3.34%        n/a         n/a         2.85%
                          (k)                              3.28%        n/a         n/a         2.79%
                          (l)                              3.17%        n/a         n/a         2.68%
                          (m)                              3.06%        n/a         n/a         2.58%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                             -0.01%        n/a         n/a         1.85%
                          (b)                             -0.17%        n/a         n/a         1.69%
                          (c)                             -0.28%        n/a         n/a         1.58%
                          (d)                             -0.38%        n/a         n/a         1.47%
                          (e)                             -0.44%        n/a         n/a         1.42%
                          (f)                             -0.54%        n/a         n/a         1.31%
                          (g)                             -0.65%        n/a         n/a         1.20%
                          (h)                             -0.70%        n/a         n/a         1.15%
                          (i)                             -0.81%        n/a         n/a         1.04%
                          (j)                             -0.92%        n/a         n/a         0.94%
                          (k)                             -0.97%        n/a         n/a         0.88%
                          (l)                             -1.07%        n/a         n/a         0.78%
                          (m)                             -1.18%        n/a         n/a         0.67%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                                                         2/1/00
                          (a)                              9.55%        n/a         n/a        -7.60%
                          (b)                              9.38%        n/a         n/a        -7.75%
                          (c)                              9.26%        n/a         n/a        -7.85%
                          (d)                              9.14%        n/a         n/a        -7.95%
                          (e)                              9.09%        n/a         n/a        -8.00%
                          (f)                              8.97%        n/a         n/a        -8.10%
                          (g)                              8.85%        n/a         n/a        -8.20%
                          (h)                              8.80%        n/a         n/a        -8.25%
                          (i)                              8.68%        n/a         n/a        -8.34%
                          (j)                              8.56%        n/a         n/a        -8.44%
                          (k)                              8.51%        n/a         n/a        -8.49%
                          (l)                              8.39%        n/a         n/a        -8.59%
                          (m)                              8.28%        n/a         n/a        -8.69%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             10.26%        n/a         n/a        -7.96%
                          (b)                             10.09%        n/a         n/a        -8.11%
                          (c)                              9.97%        n/a         n/a        -8.21%
                          (d)                              9.85%        n/a         n/a        -8.31%
                          (e)                              9.79%        n/a         n/a        -8.36%
                          (f)                              9.68%        n/a         n/a        -8.46%
                          (g)                              9.56%        n/a         n/a        -8.56%
                          (h)                              9.50%        n/a         n/a        -8.60%
                          (i)                              9.39%        n/a         n/a        -8.70%
                          (j)                              9.27%        n/a         n/a        -8.80%
                          (k)                              9.21%        n/a         n/a        -8.85%
                          (l)                              9.10%        n/a         n/a        -8.95%
                          (m)                              8.98%        n/a         n/a        -9.05%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                              0.67%        n/a         n/a        -1.40%
                          (b)                              0.51%        n/a         n/a        -1.56%
                          (c)                              0.41%        n/a         n/a        -1.66%
                          (d)                              0.30%        n/a         n/a        -1.77%
                          (e)                              0.24%        n/a         n/a        -1.82%
                          (f)                              0.14%        n/a         n/a        -1.92%
                          (g)                              0.03%        n/a         n/a        -2.03%
                          (h)                             -0.02%        n/a         n/a        -2.08%
                          (i)                             -0.13%        n/a         n/a        -2.18%
                          (j)                             -0.24%        n/a         n/a        -2.29%
                          (k)                             -0.29%        n/a         n/a        -2.34%
                          (l)                             -0.40%        n/a         n/a        -2.44%
                          (m)                             -0.50%        n/a         n/a        -2.55%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                              6.00%        n/a         n/a         0.91%
                          (b)                              5.83%        n/a         n/a         0.75%
                          (c)                              5.72%        n/a         n/a         0.64%
                          (d)                              5.61%        n/a         n/a         0.54%
                          (e)                              5.55%        n/a         n/a         0.49%
                          (f)                              5.44%        n/a         n/a         0.38%
                          (g)                              5.33%        n/a         n/a         0.27%
                          (h)                              5.27%        n/a         n/a         0.22%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                              5.16%        n/a         n/a         0.11%
                          (j)                              5.05%        n/a         n/a         0.01%
                          (k)                              4.99%        n/a         n/a        -0.05%
                          (l)                              4.88%        n/a         n/a        -0.15%
                          (m)                              4.77%        n/a         n/a        -0.26%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             -2.07%        n/a         n/a        -0.94%
                          (b)                             -2.22%        n/a         n/a        -1.10%
                          (c)                             -2.33%        n/a         n/a        -1.20%
                          (d)                             -2.43%        n/a         n/a        -1.31%
                          (e)                             -2.49%        n/a         n/a        -1.36%
                          (f)                             -2.59%        n/a         n/a        -1.46%
                          (g)                             -2.70%        n/a         n/a        -1.57%
                          (h)                             -2.75%        n/a         n/a        -1.62%
                          (i)                             -2.85%        n/a         n/a        -1.72%
                          (j)                             -2.96%        n/a         n/a        -1.83%
                          (k)                             -3.01%        n/a         n/a        -1.88%
                          (l)                             -3.11%        n/a         n/a        -1.98%
                          (m)                             -3.22%        n/a         n/a        -2.09%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                              6.45%        n/a         n/a         3.81%
                          (b)                              6.28%        n/a         n/a         3.65%
                          (c)                              6.16%        n/a         n/a         3.54%
                          (d)                              6.05%        n/a         n/a         3.43%
                          (e)                              5.99%        n/a         n/a         3.37%
                          (f)                              5.88%        n/a         n/a         3.27%
                          (g)                              5.77%        n/a         n/a         3.16%
                          (h)                              5.71%        n/a         n/a         3.10%
                          (i)                              5.60%        n/a         n/a         2.99%
                          (j)                              5.49%        n/a         n/a         2.88%
                          (k)                              5.43%        n/a         n/a         2.83%
                          (l)                              5.32%        n/a         n/a         2.72%
                          (m)                              5.20%        n/a         n/a         2.61%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             -1.67%        n/a         n/a         0.35%
                          (b)                             -1.82%        n/a         n/a         0.19%
                          (c)                             -1.93%        n/a         n/a         0.09%
                          (d)                             -2.03%        n/a         n/a        -0.02%
                          (e)                             -2.09%        n/a         n/a        -0.07%
                          (f)                             -2.19%        n/a         n/a        -0.18%
                          (g)                             -2.30%        n/a         n/a        -0.28%
                          (h)                             -2.35%        n/a         n/a        -0.34%
                          (i)                             -2.45%        n/a         n/a        -0.44%
                          (j)                             -2.56%        n/a         n/a        -0.55%
                          (k)                             -2.61%        n/a         n/a        -0.60%
                          (l)                             -2.71%        n/a         n/a        -0.71%
                          (m)                             -2.82%        n/a         n/a        -0.81%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                              0.42%        n/a         n/a         6.58%
                          (b)                              0.26%        n/a         n/a         6.41%
                          (c)                              0.16%        n/a         n/a         6.29%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (d)                              0.05%        n/a         n/a         6.18%
                          (e)                              0.00%        n/a         n/a         6.13%
                          (f)                             -0.11%        n/a         n/a         6.02%
                          (g)                             -0.22%        n/a         n/a         5.91%
                          (h)                             -0.27%        n/a         n/a         5.85%
                          (i)                             -0.38%        n/a         n/a         5.74%
                          (j)                             -0.49%        n/a         n/a         5.63%
                          (k)                             -0.54%        n/a         n/a         5.57%
                          (l)                             -0.65%        n/a         n/a         5.46%
                          (m)                             -0.75%        n/a         n/a         5.35%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                              8.74%        n/a         n/a         4.09%
                          (b)                              8.57%        n/a         n/a         3.93%
                          (c)                              8.45%        n/a         n/a         3.82%
                          (d)                              8.34%        n/a         n/a         3.71%
                          (e)                              8.28%        n/a         n/a         3.66%
                          (f)                              8.16%        n/a         n/a         3.55%
                          (g)                              8.05%        n/a         n/a         3.44%
                          (h)                              7.99%        n/a         n/a         3.38%
                          (i)                              7.88%        n/a         n/a         3.27%
                          (j)                              7.76%        n/a         n/a         3.17%
                          (k)                              7.70%        n/a         n/a         3.11%
                          (l)                              7.59%        n/a         n/a         3.00%
                          (m)                              7.47%        n/a         n/a         2.89%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                              2.78%        n/a         n/a         2.47%
                          (b)                              2.61%        n/a         n/a         2.31%
                          (c)                              2.50%        n/a         n/a         2.20%
                          (d)                              2.39%        n/a         n/a         2.09%
                          (e)                              2.34%        n/a         n/a         2.04%
                          (f)                              2.23%        n/a         n/a         1.93%
                          (g)                              2.12%        n/a         n/a         1.83%
                          (h)                              2.07%        n/a         n/a         1.77%
                          (i)                              1.96%        n/a         n/a         1.67%
                          (j)                              1.85%        n/a         n/a         1.56%
                          (k)                              1.79%        n/a         n/a         1.50%
                          (l)                              1.68%        n/a         n/a         1.40%
                          (m)                              1.58%        n/a         n/a         1.29%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                              7.80%        n/a         n/a         4.40%
                          (b)                              7.63%        n/a         n/a         4.23%
                          (c)                              7.51%        n/a         n/a         4.12%
                          (d)                              7.40%        n/a         n/a         4.01%
                          (e)                              7.34%        n/a         n/a         3.96%
                          (f)                              7.23%        n/a         n/a         3.85%
                          (g)                              7.11%        n/a         n/a         3.74%
                          (h)                              7.06%        n/a         n/a         3.69%
                          (i)                              6.94%        n/a         n/a         3.58%
                          (j)                              6.83%        n/a         n/a         3.47%
                          (k)                              6.77%        n/a         n/a         3.41%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (l)                              6.66%        n/a         n/a         3.30%
                          (m)                              6.54%        n/a         n/a         3.20%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                              1.98%        n/a         n/a         0.97%
                          (b)                              1.82%        n/a         n/a         0.80%
                          (c)                              1.71%        n/a         n/a         0.70%
                          (d)                              1.60%        n/a         n/a         0.59%
                          (e)                              1.55%        n/a         n/a         0.54%
                          (f)                              1.44%        n/a         n/a         0.43%
                          (g)                              1.33%        n/a         n/a         0.33%
                          (h)                              1.28%        n/a         n/a         0.27%
                          (i)                              1.17%        n/a         n/a         0.17%
                          (j)                              1.06%        n/a         n/a         0.06%
                          (k)                              1.01%        n/a         n/a         0.01%
                          (l)                              0.90%        n/a         n/a        -0.10%
                          (m)                              0.79%        n/a         n/a        -0.20%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                              7.04%        n/a         n/a         6.57%
                          (b)                              6.87%        n/a         n/a         6.40%
                          (c)                              6.76%        n/a         n/a         6.29%
                          (d)                              6.64%        n/a         n/a         6.17%
                          (e)                              6.59%        n/a         n/a         6.12%
                          (f)                              6.47%        n/a         n/a         6.01%
                          (g)                              6.36%        n/a         n/a         5.90%
                          (h)                              6.30%        n/a         n/a         5.84%
                          (i)                              6.19%        n/a         n/a         5.73%
                          (j)                              6.08%        n/a         n/a         5.62%
                          (k)                              6.02%        n/a         n/a         5.56%
                          (l)                              5.91%        n/a         n/a         5.45%
                          (m)                              5.79%        n/a         n/a         5.34%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             -3.23%        n/a         n/a        -2.23%
                          (b)                             -3.39%        n/a         n/a        -2.38%
                          (c)                             -3.49%        n/a         n/a        -2.49%
                          (d)                             -3.59%        n/a         n/a        -2.59%
                          (e)                             -3.64%        n/a         n/a        -2.64%
                          (f)                             -3.75%        n/a         n/a        -2.75%
                          (g)                             -3.85%        n/a         n/a        -2.85%
                          (h)                             -3.90%        n/a         n/a        -2.90%
                          (i)                             -4.01%        n/a         n/a        -3.01%
                          (j)                             -4.11%        n/a         n/a        -3.11%
                          (k)                             -4.16%        n/a         n/a        -3.16%
                          (l)                             -4.26%        n/a         n/a        -3.26%
                          (m)                             -4.36%        n/a         n/a        -3.37%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             16.21%       1.56%        n/a        -1.12%
                          (b)                             16.03%       1.40%        n/a        -1.27%
                          (c)                             15.91%       1.29%        n/a        -1.37%
                          (d)                             15.78%       1.19%        n/a        -1.47%
                          (e)                             15.72%       1.14%        n/a        -1.52%
                          (f)                             15.60%       1.03%        n/a        -1.62%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             15.48%       0.93%        n/a        -1.71%
                          (h)                             15.42%       0.87%        n/a        -1.76%
                          (i)                             15.29%       0.77%        n/a        -1.86%
                          (j)                             15.17%       0.67%        n/a        -1.96%
                          (k)                             15.11%       0.61%        n/a        -2.01%
                          (l)                             14.99%       0.51%        n/a        -2.11%
                          (m)                             14.87%       0.40%        n/a        -2.20%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                              9.02%        n/a         n/a        16.63%
                          (b)                              8.84%        n/a         n/a        16.45%
                          (c)                              8.73%        n/a         n/a        16.32%
                          (d)                              8.61%        n/a         n/a        16.20%
                          (e)                              8.55%        n/a         n/a        16.14%
                          (f)                              8.44%        n/a         n/a        16.02%
                          (g)                              8.32%        n/a         n/a        15.90%
                          (h)                              8.27%        n/a         n/a        15.84%
                          (i)                              8.15%        n/a         n/a        15.72%
                          (j)                              8.04%        n/a         n/a        15.59%
                          (k)                              7.98%        n/a         n/a        15.53%
                          (l)                              7.86%        n/a         n/a        15.41%
                          (m)                              7.75%        n/a         n/a        15.29%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                             -1.51%        n/a         n/a         9.23%
                          (b)                             -1.67%        n/a         n/a         9.05%
                          (c)                             -1.77%        n/a         n/a         8.94%
                          (d)                             -1.87%        n/a         n/a         8.82%
                          (e)                             -1.93%        n/a         n/a         8.76%
                          (f)                             -2.03%        n/a         n/a         8.65%
                          (g)                             -2.14%        n/a         n/a         8.54%
                          (h)                             -2.19%        n/a         n/a         8.48%
                          (i)                             -2.30%        n/a         n/a         8.36%
                          (j)                             -2.40%        n/a         n/a         8.25%
                          (k)                             -2.45%        n/a         n/a         8.19%
                          (l)                             -2.56%        n/a         n/a         8.08%
                          (m)                             -2.66%        n/a         n/a         7.96%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                              5.75%        n/a         n/a        14.20%
                          (b)                              5.58%        n/a         n/a        14.02%
                          (c)                              5.47%        n/a         n/a        13.90%
                          (d)                              5.35%        n/a         n/a        13.78%
                          (e)                              5.30%        n/a         n/a        13.72%
                          (f)                              5.19%        n/a         n/a        13.60%
                          (g)                              5.07%        n/a         n/a        13.48%
                          (h)                              5.02%        n/a         n/a        13.42%
                          (i)                              4.91%        n/a         n/a        13.31%
                          (j)                              4.80%        n/a         n/a        13.19%
                          (k)                              4.74%        n/a         n/a        13.13%
                          (l)                              4.63%        n/a         n/a        13.01%
                          (m)                              4.52%        n/a         n/a        12.89%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                              4.94%        n/a         n/a         8.82%
                          (b)                              4.77%        n/a         n/a         8.65%
                          (c)                              4.66%        n/a         n/a         8.54%
                          (d)                              4.55%        n/a         n/a         8.42%
                          (e)                              4.49%        n/a         n/a         8.36%
                          (f)                              4.38%        n/a         n/a         8.25%
                          (g)                              4.27%        n/a         n/a         8.13%
                          (h)                              4.21%        n/a         n/a         8.08%
                          (i)                              4.10%        n/a         n/a         7.96%
                          (j)                              3.99%        n/a         n/a         7.85%
                          (k)                              3.94%        n/a         n/a         7.79%
                          (l)                              3.82%        n/a         n/a         7.67%
                          (m)                              3.71%        n/a         n/a         7.56%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                              0.63%       -3.09%      7.86%        8.44%
                          (b)                              0.46%       -3.25%      7.70%        8.28%
                          (c)                              0.36%       -3.35%      7.59%        8.17%
                          (d)                              0.25%       -3.45%      7.48%        8.06%
                          (e)                              0.20%       -3.50%      7.43%        8.01%
                          (f)                              0.09%       -3.60%      7.32%        7.90%
                          (g)                             -0.02%       -3.70%      7.21%        7.79%
                          (h)                             -0.07%       -3.75%      7.16%        7.74%
                          (i)                             -0.18%       -3.85%      7.05%        7.63%
                          (j)                             -0.28%       -3.95%      6.95%        7.52%
                          (k)                             -0.34%       -4.00%      6.89%        7.47%
                          (l)                             -0.45%       -4.11%      6.79%        7.36%
                          (m)                             -0.55%       -4.21%      6.68%        7.26%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                             10/15/97
                          (a)                              1.25%       -5.27%       n/a         0.41%
                          (b)                              1.09%       -5.42%       n/a         0.26%
                          (c)                              0.98%       -5.52%       n/a         0.16%
                          (d)                              0.87%       -5.62%       n/a         0.06%
                          (e)                              0.82%       -5.67%       n/a         0.01%
                          (f)                              0.71%       -5.77%       n/a        -0.09%
                          (g)                              0.60%       -5.87%       n/a        -0.19%
                          (h)                              0.55%       -5.92%       n/a        -0.24%
                          (i)                              0.44%       -6.02%       n/a        -0.34%
                          (j)                              0.34%       -6.11%       n/a        -0.44%
                          (k)                              0.28%       -6.16%       n/a        -0.49%
                          (l)                              0.17%       -6.26%       n/a        -0.59%
                          (m)                              0.07%       -6.36%       n/a        -0.69%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             -4.93%      -13.15%      5.16%        6.66%
                          (b)                             -5.09%      -13.29%      5.00%        6.50%
                          (c)                             -5.19%      -13.38%      4.89%        6.39%
                          (d)                             -5.29%      -13.48%      4.79%        6.29%
                          (e)                             -5.34%      -13.52%      4.74%        6.23%
                          (f)                             -5.44%      -13.62%      4.63%        6.13%
                          (g)                             -5.55%      -13.71%      4.53%        6.02%
                          (h)                             -5.60%      -13.76%      4.47%        5.97%
                          (i)                             -5.70%      -13.85%      4.37%        5.86%
                          (j)                             -5.80%      -13.94%      4.27%        5.76%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (k)                             -5.85%      -13.99%      4.21%        5.70%
                          (l)                             -5.95%      -14.08%      4.11%        5.60%
                          (m)                             -6.05%      -14.18%      4.01%        5.49%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                                                    9/22/03
                          (a)                              5.63%        n/a         n/a        15.40%
                          (b)                              5.46%        n/a         n/a        15.21%
                          (c)                              5.35%        n/a         n/a        15.09%
                          (d)                              5.24%        n/a         n/a        14.97%
                          (e)                              5.18%        n/a         n/a        14.91%
                          (f)                              5.07%        n/a         n/a        14.79%
                          (g)                              4.96%        n/a         n/a        14.67%
                          (h)                              4.90%        n/a         n/a        14.60%
                          (i)                              4.79%        n/a         n/a        14.48%
                          (j)                              4.68%        n/a         n/a        14.36%
                          (k)                              4.62%        n/a         n/a        14.30%
                          (l)                              4.51%        n/a         n/a        14.18%
                          (m)                              4.40%        n/a         n/a        14.06%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                                                      5/1/92
                          (a)                             14.21%       3.84%       8.82%        9.11%
                          (b)                             14.02%       3.68%       8.66%        8.95%
                          (c)                             13.90%       3.57%       8.55%        8.84%
                          (d)                             13.78%       3.47%       8.44%        8.73%
                          (e)                             13.72%       3.42%       8.38%        8.68%
                          (f)                             13.60%       3.31%       8.28%        8.57%
                          (g)                             13.48%       3.20%       8.17%        8.46%
                          (h)                             13.42%       3.15%       8.11%        8.41%
                          (i)                             13.30%       3.04%       8.01%        8.30%
                          (j)                             13.18%       2.94%       7.90%        8.19%
                          (k)                             13.12%       2.88%       7.84%        8.14%
                          (l)                             13.00%       2.78%       7.74%        8.03%
                          (m)                             12.88%       2.67%       7.63%        7.92%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                              1.73%       -9.98%       n/a         5.79%
                          (b)                              1.56%      -10.13%       n/a         5.64%
                          (c)                              1.46%      -10.22%       n/a         5.53%
                          (d)                              1.35%      -10.32%       n/a         5.42%
                          (e)                              1.29%      -10.37%       n/a         5.37%
                          (f)                              1.19%      -10.46%       n/a         5.27%
                          (g)                              1.08%      -10.56%       n/a         5.16%
                          (h)                              1.02%      -10.61%       n/a         5.11%
                          (i)                              0.92%      -10.70%       n/a         5.00%
                          (j)                              0.81%      -10.80%       n/a         4.90%
                          (k)                              0.75%      -10.84%       n/a         4.85%
                          (l)                              0.65%      -10.94%       n/a         4.74%
                          (m)                              0.54%      -11.04%       n/a         4.64%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                              7.85%        n/a         n/a        14.87%
                          (b)                              7.68%        n/a         n/a        14.69%
                          (c)                              7.57%        n/a         n/a        14.57%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (d)                              7.45%        n/a         n/a        14.45%
                          (e)                              7.40%        n/a         n/a        14.39%
                          (f)                              7.28%        n/a         n/a        14.27%
                          (g)                              7.17%        n/a         n/a        14.15%
                          (h)                              7.11%        n/a         n/a        14.09%
                          (i)                              7.00%        n/a         n/a        13.97%
                          (j)                              6.88%        n/a         n/a        13.85%
                          (k)                              6.82%        n/a         n/a        13.78%
                          (l)                              6.71%        n/a         n/a        13.66%
                          (m)                              6.60%        n/a         n/a        13.54%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                              5.92%       -3.91%      6.73%        7.76%
                          (b)                              5.75%       -4.06%      6.57%        7.59%
                          (c)                              5.64%       -4.16%      6.47%        7.49%
                          (d)                              5.53%       -4.26%      6.36%        7.38%
                          (e)                              5.47%       -4.31%      6.31%        7.32%
                          (f)                              5.36%       -4.41%      6.20%        7.22%
                          (g)                              5.25%       -4.51%      6.09%        7.11%
                          (h)                              5.19%       -4.56%      6.04%        7.06%
                          (i)                              5.08%       -4.66%      5.94%        6.95%
                          (j)                              4.97%       -4.76%      5.83%        6.84%
                          (k)                              4.91%       -4.81%      5.78%        6.79%
                          (l)                              4.80%       -4.91%      5.67%        6.68%
                          (m)                              4.69%       -5.01%      5.57%        6.58%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                              6.64%       13.41%       n/a         7.80%
                          (b)                              6.47%       13.24%       n/a         7.64%
                          (c)                              6.35%       13.12%       n/a         7.53%
                          (d)                              6.24%       13.01%       n/a         7.43%
                          (e)                              6.19%       12.95%       n/a         7.37%
                          (f)                              6.07%       12.83%       n/a         7.27%
                          (g)                              5.96%       12.72%       n/a         7.16%
                          (h)                              5.90%       12.66%       n/a         7.11%
                          (i)                              5.79%       12.55%       n/a         7.00%
                          (j)                              5.68%       12.43%       n/a         6.89%
                          (k)                              5.62%       12.37%       n/a         6.84%
                          (l)                              5.51%       12.26%       n/a         6.73%
                          (m)                              5.39%       12.14%       n/a         6.62%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                              6.32%       0.41%       8.60%        8.50%
                          (b)                              6.16%       0.26%       8.44%        8.34%
                          (c)                              6.04%       0.15%       8.33%        8.23%
                          (d)                              5.93%       0.05%       8.22%        8.12%
                          (e)                              5.87%       0.00%       8.17%        8.07%
                          (f)                              5.76%       -0.11%      8.06%        7.96%
                          (g)                              5.65%       -0.21%      7.95%        7.85%
                          (h)                              5.59%       -0.26%      7.90%        7.80%
                          (i)                              5.48%       -0.37%      7.79%        7.69%
                          (j)                              5.37%       -0.47%      7.68%        7.58%
                          (k)                              5.31%       -0.52%      7.63%        7.53%
                          (l)                              5.20%       -0.63%      7.52%        7.42%
                          (m)                              5.08%       -0.73%      7.42%        7.31%

                           AVERAGE ANNUAL TOTAL RETURN
                                     C CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2004 are shown in the tables below.

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
ADVANTUS BOND                                                                                              12/3/85
                          (a)                              3.36%       6.15%       5.67%        6.01%
                          (b)                              3.21%       5.99%       5.51%        5.85%
                          (c)                              3.11%       5.89%       5.41%        5.75%
                          (d)                              3.00%       5.78%       5.30%        5.64%
                          (e)                              2.95%       5.73%       5.25%        5.59%
                          (f)                              2.85%       5.62%       5.14%        5.48%
                          (g)                              2.75%       5.52%       5.04%        5.38%
                          (h)                              2.69%       5.46%       4.99%        5.32%
                          (i)                              2.59%       5.36%       4.88%        5.22%
                          (j)                              2.49%       5.25%       4.78%        5.11%
                          (k)                              2.44%       5.20%       4.72%        5.06%
                          (l)                              2.33%       5.09%       4.62%        4.96%
                          (m)                              2.23%       4.99%       4.52%        4.85%
ADVANTUS INDEX 400 MID-CAP                                                                                 10/1/97
                          (a)                             13.95%       7.05%        n/a         8.76%
                          (b)                             13.78%       6.90%        n/a         8.60%
                          (c)                             13.67%       6.79%        n/a         8.49%
                          (d)                             13.55%       6.68%        n/a         8.38%
                          (e)                             13.49%       6.63%        n/a         8.33%
                          (f)                             13.38%       6.52%        n/a         8.22%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             13.27%       6.41%        n/a         8.11%
                          (h)                             13.21%       6.36%        n/a         8.06%
                          (i)                             13.10%       6.26%        n/a         7.95%
                          (j)                             12.98%       6.15%        n/a         7.84%
                          (k)                             12.93%       6.10%        n/a         7.79%
                          (l)                             12.82%       5.99%        n/a         7.68%
                          (m)                             12.70%       5.88%        n/a         7.57%
ADVANTUS INDEX 500                                                                                          5/1/87
                          (a)                              8.70%       -4.18%      9.75%        8.77%
                          (b)                              8.53%       -4.33%      9.58%        8.61%
                          (c)                              8.43%       -4.42%      9.47%        8.50%
                          (d)                              8.32%       -4.52%      9.36%        8.39%
                          (e)                              8.26%       -4.57%      9.31%        8.34%
                          (f)                              8.16%       -4.66%      9.20%        8.23%
                          (g)                              8.05%       -4.76%      9.09%        8.12%
                          (h)                              7.99%       -4.80%      9.03%        8.07%
                          (i)                              7.89%       -4.90%      8.93%        7.96%
                          (j)                              7.78%       -5.00%      8.82%        7.85%
                          (k)                              7.72%       -5.04%      8.76%        7.80%
                          (l)                              7.62%       -5.14%      8.65%        7.69%
                          (m)                              7.51%       -5.23%      8.54%        7.58%
ADVANTUS MONEY MARKET                                                                                      12/3/85
                          (a)                             -0.79%       0.87%       2.13%        2.93%
                          (b)                             -0.94%       0.72%       1.98%        2.77%
                          (c)                             -1.04%       0.62%       1.88%        2.67%
                          (d)                             -1.15%       0.51%       1.77%        2.57%
                          (e)                             -1.19%       0.47%       1.72%        2.52%
                          (f)                             -1.30%       0.36%       1.62%        2.41%
                          (g)                             -1.40%       0.26%       1.52%        2.31%
                          (h)                             -1.44%       0.21%       1.47%        2.26%
                          (i)                             -1.55%       0.11%       1.37%        2.16%
                          (j)                             -1.64%       0.01%       1.27%        2.06%
                          (k)                             -1.69%       -0.04%      1.21%        2.00%
                          (l)                             -1.79%       -0.14%      1.11%        1.90%
                          (m)                             -1.88%       -0.24%      1.01%        1.80%
ADVANTUS MORTGAGE SECURITIES                                                                                5/1/87
                          (a)                              3.20%       6.19%       6.29%        6.34%
                          (b)                              3.04%       6.03%       6.14%        6.18%
                          (c)                              2.94%       5.93%       6.03%        6.08%
                          (d)                              2.84%       5.82%       5.92%        5.97%
                          (e)                              2.79%       5.77%       5.87%        5.92%
                          (f)                              2.68%       5.66%       5.76%        5.81%
                          (g)                              2.58%       5.56%       5.66%        5.71%
                          (h)                              2.53%       5.51%       5.61%        5.66%
                          (i)                              2.43%       5.40%       5.50%        5.55%
                          (j)                              2.32%       5.30%       5.40%        5.44%
                          (k)                              2.27%       5.24%       5.34%        5.39%
                          (l)                              2.17%       5.14%       5.24%        5.29%
                          (m)                              2.07%       5.03%       5.13%        5.18%
ADVANTUS REAL ESTATE SECURITIES                                                                             5/1/98
                          (a)                             33.44%       21.40%       n/a        11.78%
                          (b)                             33.24%       21.22%       n/a        11.61%
                          (c)                             33.11%       21.10%       n/a        11.50%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (d)                             32.97%       20.98%       n/a        11.39%
                          (e)                             32.91%       20.92%       n/a        11.34%
                          (f)                             32.77%       20.80%       n/a        11.22%
                          (g)                             32.64%       20.67%       n/a        11.11%
                          (h)                             32.58%       20.61%       n/a        11.06%
                          (i)                             32.44%       20.49%       n/a        10.95%
                          (j)                             32.31%       20.37%       n/a        10.84%
                          (k)                             32.24%       20.31%       n/a        10.78%
                          (l)                             32.11%       20.19%       n/a        10.67%
                          (m)                             31.98%       20.07%       n/a        10.56%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                              9.75%        n/a         n/a         1.59%
                          (b)                              9.59%        n/a         n/a         1.44%
                          (c)                              9.48%        n/a         n/a         1.33%
                          (d)                              9.37%        n/a         n/a         1.23%
                          (e)                              9.32%        n/a         n/a         1.18%
                          (f)                              9.21%        n/a         n/a         1.08%
                          (g)                              9.10%        n/a         n/a         0.98%
                          (h)                              9.04%        n/a         n/a         0.93%
                          (i)                              8.93%        n/a         n/a         0.83%
                          (j)                              8.83%        n/a         n/a         0.73%
                          (k)                              8.77%        n/a         n/a         0.68%
                          (l)                              8.66%        n/a         n/a         0.58%
                          (m)                              8.55%        n/a         n/a         0.48%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                              5.59%        n/a         n/a         1.46%
                          (b)                              5.43%        n/a         n/a         1.31%
                          (c)                              5.33%        n/a         n/a         1.21%
                          (d)                              5.22%        n/a         n/a         1.11%
                          (e)                              5.17%        n/a         n/a         1.06%
                          (f)                              5.07%        n/a         n/a         0.96%
                          (g)                              4.96%        n/a         n/a         0.85%
                          (h)                              4.91%        n/a         n/a         0.80%
                          (i)                              4.80%        n/a         n/a         0.70%
                          (j)                              4.70%        n/a         n/a         0.60%
                          (k)                              4.65%        n/a         n/a         0.55%
                          (l)                              4.54%        n/a         n/a         0.45%
                          (m)                              4.44%        n/a         n/a         0.35%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                              6.24%        n/a         n/a         2.13%
                          (b)                              6.08%        n/a         n/a         1.98%
                          (c)                              5.98%        n/a         n/a         1.87%
                          (d)                              5.87%        n/a         n/a         1.77%
                          (e)                              5.82%        n/a         n/a         1.72%
                          (f)                              5.71%        n/a         n/a         1.62%
                          (g)                              5.61%        n/a         n/a         1.52%
                          (h)                              5.55%        n/a         n/a         1.47%
                          (i)                              5.45%        n/a         n/a         1.37%
                          (j)                              5.34%        n/a         n/a         1.26%
                          (k)                              5.29%        n/a         n/a         1.21%
                          (l)                              5.18%        n/a         n/a         1.11%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (m)                              5.08%        n/a         n/a         1.01%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                              3.87%        n/a         n/a        -0.68%
                          (b)                              3.72%        n/a         n/a        -0.83%
                          (c)                              3.61%        n/a         n/a        -0.92%
                          (d)                              3.51%        n/a         n/a        -1.02%
                          (e)                              3.46%        n/a         n/a        -1.07%
                          (f)                              3.35%        n/a         n/a        -1.17%
                          (g)                              3.25%        n/a         n/a        -1.27%
                          (h)                              3.20%        n/a         n/a        -1.32%
                          (i)                              3.09%        n/a         n/a        -1.42%
                          (j)                              2.99%        n/a         n/a        -1.52%
                          (k)                              2.94%        n/a         n/a        -1.57%
                          (l)                              2.84%        n/a         n/a        -1.67%
                          (m)                              2.73%        n/a         n/a        -1.76%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             10.84%        n/a         n/a         5.56%
                          (b)                             10.68%        n/a         n/a         5.41%
                          (c)                             10.57%        n/a         n/a         5.30%
                          (d)                             10.46%        n/a         n/a         5.20%
                          (e)                             10.40%        n/a         n/a         5.14%
                          (f)                             10.29%        n/a         n/a         5.04%
                          (g)                             10.18%        n/a         n/a         4.93%
                          (h)                             10.13%        n/a         n/a         4.88%
                          (i)                             10.02%        n/a         n/a         4.78%
                          (j)                              9.91%        n/a         n/a         4.67%
                          (k)                              9.85%        n/a         n/a         4.62%
                          (l)                              9.74%        n/a         n/a         4.51%
                          (m)                              9.63%        n/a         n/a         4.41%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                              8.89%        n/a         n/a         2.28%
                          (b)                              8.73%        n/a         n/a         2.13%
                          (c)                              8.62%        n/a         n/a         2.03%
                          (d)                              8.51%        n/a         n/a         1.93%
                          (e)                              8.45%        n/a         n/a         1.88%
                          (f)                              8.35%        n/a         n/a         1.77%
                          (g)                              8.24%        n/a         n/a         1.67%
                          (h)                              8.18%        n/a         n/a         1.62%
                          (i)                              8.08%        n/a         n/a         1.52%
                          (j)                              7.97%        n/a         n/a         1.42%
                          (k)                              7.91%        n/a         n/a         1.37%
                          (l)                              7.81%        n/a         n/a         1.27%
                          (m)                              7.70%        n/a         n/a         1.16%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             12.42%        n/a         n/a         8.01%
                          (b)                             12.25%        n/a         n/a         7.85%
                          (c)                             12.14%        n/a         n/a         7.74%
                          (d)                             12.03%        n/a         n/a         7.63%
                          (e)                             11.97%        n/a         n/a         7.58%
                          (f)                             11.86%        n/a         n/a         7.47%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             11.75%        n/a         n/a         7.36%
                          (h)                             11.69%        n/a         n/a         7.31%
                          (i)                             11.58%        n/a         n/a         7.20%
                          (j)                             11.47%        n/a         n/a         7.10%
                          (k)                             11.41%        n/a         n/a         7.04%
                          (l)                             11.30%        n/a         n/a         6.94%
                          (m)                             11.19%        n/a         n/a         6.83%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      2/1/00
                          (a)                             13.39%        n/a         n/a         0.66%
                          (b)                             13.22%        n/a         n/a         0.51%
                          (c)                             13.11%        n/a         n/a         0.41%
                          (d)                             12.99%        n/a         n/a         0.31%
                          (e)                             12.94%        n/a         n/a         0.26%
                          (f)                             12.82%        n/a         n/a         0.16%
                          (g)                             12.71%        n/a         n/a         0.05%
                          (h)                             12.65%        n/a         n/a         0.00%
                          (i)                             12.54%        n/a         n/a        -0.09%
                          (j)                             12.43%        n/a         n/a        -0.20%
                          (k)                             12.37%        n/a         n/a        -0.25%
                          (l)                             12.26%        n/a         n/a        -0.34%
                          (m)                             12.15%        n/a         n/a        -0.44%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                              9.52%        n/a         n/a         3.61%
                          (b)                              9.36%        n/a         n/a         3.46%
                          (c)                              9.25%        n/a         n/a         3.35%
                          (d)                              9.14%        n/a         n/a         3.25%
                          (e)                              9.09%        n/a         n/a         3.20%
                          (f)                              8.98%        n/a         n/a         3.10%
                          (g)                              8.87%        n/a         n/a         2.99%
                          (h)                              8.81%        n/a         n/a         2.94%
                          (i)                              8.70%        n/a         n/a         2.84%
                          (j)                              8.60%        n/a         n/a         2.74%
                          (k)                              8.54%        n/a         n/a         2.68%
                          (l)                              8.43%        n/a         n/a         2.58%
                          (m)                              8.32%        n/a         n/a         2.48%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             22.74%        n/a         n/a        12.41%
                          (b)                             22.56%        n/a         n/a        12.24%
                          (c)                             22.43%        n/a         n/a        12.13%
                          (d)                             22.31%        n/a         n/a        12.02%
                          (e)                             22.25%        n/a         n/a        11.96%
                          (f)                             22.13%        n/a         n/a        11.85%
                          (g)                             22.01%        n/a         n/a        11.74%
                          (h)                             21.95%        n/a         n/a        11.68%
                          (i)                             21.82%        n/a         n/a        11.57%
                          (j)                             21.70%        n/a         n/a        11.46%
                          (k)                             21.64%        n/a         n/a        11.40%
                          (l)                             21.52%        n/a         n/a        11.29%
                          (m)                             21.40%        n/a         n/a        11.18%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                                                     8/1/00
                          (a)                              9.76%        n/a         n/a        -6.54%
                          (b)                              9.59%        n/a         n/a        -6.68%
                          (c)                              9.49%        n/a         n/a        -6.77%
                          (d)                              9.38%        n/a         n/a        -6.86%
                          (e)                              9.32%        n/a         n/a        -6.91%
                          (f)                              9.21%        n/a         n/a        -7.00%
                          (g)                              9.10%        n/a         n/a        -7.10%
                          (h)                              9.05%        n/a         n/a        -7.14%
                          (i)                              8.94%        n/a         n/a        -7.24%
                          (j)                              8.83%        n/a         n/a        -7.33%
                          (k)                              8.78%        n/a         n/a        -7.38%
                          (l)                              8.67%        n/a         n/a        -7.47%
                          (m)                              8.56%        n/a         n/a        -7.56%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                              6.27%        n/a         n/a         3.19%
                          (b)                              6.11%        n/a         n/a         3.04%
                          (c)                              6.01%        n/a         n/a         2.94%
                          (d)                              5.90%        n/a         n/a         2.83%
                          (e)                              5.85%        n/a         n/a         2.78%
                          (f)                              5.74%        n/a         n/a         2.68%
                          (g)                              5.64%        n/a         n/a         2.58%
                          (h)                              5.59%        n/a         n/a         2.53%
                          (i)                              5.48%        n/a         n/a         2.42%
                          (j)                              5.37%        n/a         n/a         2.32%
                          (k)                              5.32%        n/a         n/a         2.27%
                          (l)                              5.22%        n/a         n/a         2.17%
                          (m)                              5.11%        n/a         n/a         2.07%
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                                                      5/1/02
CLASS 2
                          (a)                             10.90%        n/a         n/a         5.49%
                          (b)                             10.73%        n/a         n/a         5.33%
                          (c)                             10.62%        n/a         n/a         5.23%
                          (d)                             10.51%        n/a         n/a         5.12%
                          (e)                             10.46%        n/a         n/a         5.07%
                          (f)                             10.35%        n/a         n/a         4.97%
                          (g)                             10.24%        n/a         n/a         4.86%
                          (h)                             10.18%        n/a         n/a         4.81%
                          (i)                             10.07%        n/a         n/a         4.70%
                          (j)                              9.96%        n/a         n/a         4.60%
                          (k)                              9.91%        n/a         n/a         4.55%
                          (l)                              9.80%        n/a         n/a         4.44%
                          (m)                              9.69%        n/a         n/a         4.34%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                              6.63%        n/a         n/a         3.64%
                          (b)                              6.47%        n/a         n/a         3.48%
                          (c)                              6.36%        n/a         n/a         3.38%
                          (d)                              6.25%        n/a         n/a         3.28%
                          (e)                              6.20%        n/a         n/a         3.22%
                          (f)                              6.09%        n/a         n/a         3.12%
                          (g)                              5.99%        n/a         n/a         3.02%
                          (h)                              5.94%        n/a         n/a         2.97%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                              5.83%        n/a         n/a         2.86%
                          (j)                              5.72%        n/a         n/a         2.76%
                          (k)                              5.67%        n/a         n/a         2.71%
                          (l)                              5.57%        n/a         n/a         2.61%
                          (m)                              5.46%        n/a         n/a         2.50%
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                                                         2/1/00
                          (a)                             16.15%        n/a         n/a        -6.57%
                          (b)                             15.98%        n/a         n/a        -6.71%
                          (c)                             15.86%        n/a         n/a        -6.80%
                          (d)                             15.75%        n/a         n/a        -6.90%
                          (e)                             15.69%        n/a         n/a        -6.94%
                          (f)                             15.57%        n/a         n/a        -7.04%
                          (g)                             15.46%        n/a         n/a        -7.13%
                          (h)                             15.40%        n/a         n/a        -7.18%
                          (i)                             15.29%        n/a         n/a        -7.27%
                          (j)                             15.17%        n/a         n/a        -7.36%
                          (k)                             15.11%        n/a         n/a        -7.41%
                          (l)                             15.00%        n/a         n/a        -7.50%
                          (m)                             14.88%        n/a         n/a        -7.59%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             16.86%        n/a         n/a        -6.91%
                          (b)                             16.69%        n/a         n/a        -7.05%
                          (c)                             16.57%        n/a         n/a        -7.14%
                          (d)                             16.45%        n/a         n/a        -7.24%
                          (e)                             16.40%        n/a         n/a        -7.28%
                          (f)                             16.28%        n/a         n/a        -7.38%
                          (g)                             16.16%        n/a         n/a        -7.47%
                          (h)                             16.11%        n/a         n/a        -7.51%
                          (i)                             15.99%        n/a         n/a        -7.61%
                          (j)                             15.87%        n/a         n/a        -7.70%
                          (k)                             15.82%        n/a         n/a        -7.75%
                          (l)                             15.70%        n/a         n/a        -7.84%
                          (m)                             15.58%        n/a         n/a        -7.93%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                              7.31%        n/a         n/a         0.52%
                          (b)                              7.15%        n/a         n/a         0.37%
                          (c)                              7.04%        n/a         n/a         0.27%
                          (d)                              6.93%        n/a         n/a         0.17%
                          (e)                              6.88%        n/a         n/a         0.12%
                          (f)                              6.77%        n/a         n/a         0.02%
                          (g)                              6.67%        n/a         n/a        -0.08%
                          (h)                              6.61%        n/a         n/a        -0.13%
                          (i)                              6.51%        n/a         n/a        -0.23%
                          (j)                              6.40%        n/a         n/a        -0.33%
                          (k)                              6.35%        n/a         n/a        -0.38%
                          (l)                              6.24%        n/a         n/a        -0.48%
                          (m)                              6.13%        n/a         n/a        -0.58%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             12.62%        n/a         n/a         2.74%
                          (b)                             12.45%        n/a         n/a         2.58%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (c)                             12.34%        n/a         n/a         2.48%
                          (d)                             12.23%        n/a         n/a         2.38%
                          (e)                             12.17%        n/a         n/a         2.33%
                          (f)                             12.06%        n/a         n/a         2.23%
                          (g)                             11.95%        n/a         n/a         2.12%
                          (h)                             11.89%        n/a         n/a         2.07%
                          (i)                             11.78%        n/a         n/a         1.97%
                          (j)                             11.67%        n/a         n/a         1.87%
                          (k)                             11.61%        n/a         n/a         1.82%
                          (l)                             11.50%        n/a         n/a         1.72%
                          (m)                             11.39%        n/a         n/a         1.61%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                              4.58%        n/a         n/a         0.96%
                          (b)                              4.42%        n/a         n/a         0.81%
                          (c)                              4.31%        n/a         n/a         0.71%
                          (d)                              4.21%        n/a         n/a         0.61%
                          (e)                              4.16%        n/a         n/a         0.56%
                          (f)                              4.05%        n/a         n/a         0.46%
                          (g)                              3.95%        n/a         n/a         0.36%
                          (h)                              3.90%        n/a         n/a         0.31%
                          (i)                              3.79%        n/a         n/a         0.21%
                          (j)                              3.69%        n/a         n/a         0.11%
                          (k)                              3.64%        n/a         n/a         0.06%
                          (l)                              3.53%        n/a         n/a        -0.04%
                          (m)                              3.43%        n/a         n/a        -0.14%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             13.06%        n/a         n/a         5.53%
                          (b)                             12.89%        n/a         n/a         5.37%
                          (c)                             12.78%        n/a         n/a         5.27%
                          (d)                             12.66%        n/a         n/a         5.16%
                          (e)                             12.61%        n/a         n/a         5.11%
                          (f)                             12.50%        n/a         n/a         5.00%
                          (g)                             12.38%        n/a         n/a         4.90%
                          (h)                             12.33%        n/a         n/a         4.85%
                          (i)                             12.21%        n/a         n/a         4.74%
                          (j)                             12.10%        n/a         n/a         4.64%
                          (k)                             12.05%        n/a         n/a         4.58%
                          (l)                             11.94%        n/a         n/a         4.48%
                          (m)                             11.82%        n/a         n/a         4.37%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                              4.98%        n/a         n/a         2.20%
                          (b)                              4.82%        n/a         n/a         2.05%
                          (c)                              4.71%        n/a         n/a         1.95%
                          (d)                              4.61%        n/a         n/a         1.84%
                          (e)                              4.56%        n/a         n/a         1.79%
                          (f)                              4.45%        n/a         n/a         1.69%
                          (g)                              4.35%        n/a         n/a         1.59%
                          (h)                              4.30%        n/a         n/a         1.54%
                          (i)                              4.19%        n/a         n/a         1.44%
                          (j)                              4.09%        n/a         n/a         1.33%
                          (k)                              4.04%        n/a         n/a         1.28%
                          (l)                              3.93%        n/a         n/a         1.18%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (m)                              3.83%        n/a         n/a         1.08%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                              7.06%        n/a         n/a         8.19%
                          (b)                              6.90%        n/a         n/a         8.03%
                          (c)                              6.79%        n/a         n/a         7.93%
                          (d)                              6.69%        n/a         n/a         7.82%
                          (e)                              6.63%        n/a         n/a         7.76%
                          (f)                              6.52%        n/a         n/a         7.66%
                          (g)                              6.42%        n/a         n/a         7.55%
                          (h)                              6.36%        n/a         n/a         7.50%
                          (i)                              6.26%        n/a         n/a         7.39%
                          (j)                              6.15%        n/a         n/a         7.28%
                          (k)                              6.10%        n/a         n/a         7.23%
                          (l)                              5.99%        n/a         n/a         7.12%
                          (m)                              5.89%        n/a         n/a         7.01%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             15.35%        n/a         n/a         5.80%
                          (b)                             15.17%        n/a         n/a         5.64%
                          (c)                             15.06%        n/a         n/a         5.54%
                          (d)                             14.94%        n/a         n/a         5.43%
                          (e)                             14.89%        n/a         n/a         5.38%
                          (f)                             14.77%        n/a         n/a         5.27%
                          (g)                             14.66%        n/a         n/a         5.17%
                          (h)                             14.60%        n/a         n/a         5.12%
                          (i)                             14.48%        n/a         n/a         5.01%
                          (j)                             14.37%        n/a         n/a         4.91%
                          (k)                             14.31%        n/a         n/a         4.85%
                          (l)                             14.20%        n/a         n/a         4.75%
                          (m)                             14.08%        n/a         n/a         4.64%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                              9.40%        n/a         n/a         4.24%
                          (b)                              9.24%        n/a         n/a         4.08%
                          (c)                              9.13%        n/a         n/a         3.98%
                          (d)                              9.02%        n/a         n/a         3.88%
                          (e)                              8.97%        n/a         n/a         3.82%
                          (f)                              8.86%        n/a         n/a         3.72%
                          (g)                              8.75%        n/a         n/a         3.62%
                          (h)                              8.69%        n/a         n/a         3.57%
                          (i)                              8.59%        n/a         n/a         3.46%
                          (j)                              8.48%        n/a         n/a         3.36%
                          (k)                              8.42%        n/a         n/a         3.31%
                          (l)                              8.31%        n/a         n/a         3.20%
                          (m)                              8.21%        n/a         n/a         3.10%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             14.41%        n/a         n/a         6.09%
                          (b)                             14.24%        n/a         n/a         5.94%
                          (c)                             14.12%        n/a         n/a         5.83%
                          (d)                             14.01%        n/a         n/a         5.73%
                          (e)                             13.95%        n/a         n/a         5.67%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (f)                             13.84%        n/a         n/a         5.57%
                          (g)                             13.73%        n/a         n/a         5.46%
                          (h)                             13.67%        n/a         n/a         5.41%
                          (i)                             13.55%        n/a         n/a         5.30%
                          (j)                             13.44%        n/a         n/a         5.20%
                          (k)                             13.38%        n/a         n/a         5.15%
                          (l)                             13.27%        n/a         n/a         5.04%
                          (m)                             13.16%        n/a         n/a         4.93%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                              8.61%        n/a         n/a         2.79%
                          (b)                              8.45%        n/a         n/a         2.64%
                          (c)                              8.34%        n/a         n/a         2.53%
                          (d)                              8.23%        n/a         n/a         2.43%
                          (e)                              8.18%        n/a         n/a         2.38%
                          (f)                              8.07%        n/a         n/a         2.28%
                          (g)                              7.96%        n/a         n/a         2.17%
                          (h)                              7.91%        n/a         n/a         2.12%
                          (i)                              7.80%        n/a         n/a         2.02%
                          (j)                              7.69%        n/a         n/a         1.92%
                          (k)                              7.64%        n/a         n/a         1.87%
                          (l)                              7.53%        n/a         n/a         1.77%
                          (m)                              7.42%        n/a         n/a         1.66%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             13.65%        n/a         n/a         8.19%
                          (b)                             13.48%        n/a         n/a         8.03%
                          (c)                             13.37%        n/a         n/a         7.92%
                          (d)                             13.26%        n/a         n/a         7.81%
                          (e)                             13.20%        n/a         n/a         7.76%
                          (f)                             13.09%        n/a         n/a         7.65%
                          (g)                             12.97%        n/a         n/a         7.54%
                          (h)                             12.92%        n/a         n/a         7.49%
                          (i)                             12.80%        n/a         n/a         7.38%
                          (j)                             12.69%        n/a         n/a         7.27%
                          (k)                             12.64%        n/a         n/a         7.22%
                          (l)                             12.52%        n/a         n/a         7.11%
                          (m)                             12.41%        n/a         n/a         7.01%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                              3.42%        n/a         n/a        -0.28%
                          (b)                              3.26%        n/a         n/a        -0.43%
                          (c)                              3.16%        n/a         n/a        -0.53%
                          (d)                              3.06%        n/a         n/a        -0.63%
                          (e)                              3.00%        n/a         n/a        -0.68%
                          (f)                              2.90%        n/a         n/a        -0.78%
                          (g)                              2.80%        n/a         n/a        -0.88%
                          (h)                              2.75%        n/a         n/a        -0.92%
                          (i)                              2.65%        n/a         n/a        -1.02%
                          (j)                              2.54%        n/a         n/a        -1.12%
                          (k)                              2.49%        n/a         n/a        -1.17%
                          (l)                              2.39%        n/a         n/a        -1.27%
                          (m)                              2.29%        n/a         n/a        -1.37%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             22.79%       1.95%        n/a        -1.46%
                          (b)                             22.61%       1.80%        n/a        -1.61%
                          (c)                             22.49%       1.70%        n/a        -1.70%
                          (d)                             22.36%       1.59%        n/a        -1.80%
                          (e)                             22.30%       1.54%        n/a        -1.85%
                          (f)                             22.18%       1.44%        n/a        -1.95%
                          (g)                             22.06%       1.34%        n/a        -2.05%
                          (h)                             22.00%       1.29%        n/a        -2.10%
                          (i)                             21.88%       1.19%        n/a        -2.19%
                          (j)                             21.76%       1.09%        n/a        -2.29%
                          (k)                             21.69%       1.04%        n/a        -2.34%
                          (l)                             21.57%       0.94%        n/a        -2.44%
                          (m)                             21.45%       0.84%        n/a        -2.54%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                             15.62%        n/a         n/a        19.25%
                          (b)                             15.45%        n/a         n/a        19.08%
                          (c)                             15.33%        n/a         n/a        18.96%
                          (d)                             15.22%        n/a         n/a        18.84%
                          (e)                             15.16%        n/a         n/a        18.78%
                          (f)                             15.05%        n/a         n/a        18.66%
                          (g)                             14.93%        n/a         n/a        18.54%
                          (h)                             14.87%        n/a         n/a        18.48%
                          (i)                             14.76%        n/a         n/a        18.37%
                          (j)                             14.64%        n/a         n/a        18.25%
                          (k)                             14.59%        n/a         n/a        18.19%
                          (l)                             14.47%        n/a         n/a        18.07%
                          (m)                             14.36%        n/a         n/a        17.95%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                              5.14%        n/a         n/a        12.07%
                          (b)                              4.98%        n/a         n/a        11.90%
                          (c)                              4.87%        n/a         n/a        11.79%
                          (d)                              4.77%        n/a         n/a        11.68%
                          (e)                              4.71%        n/a         n/a        11.62%
                          (f)                              4.61%        n/a         n/a        11.51%
                          (g)                              4.51%        n/a         n/a        11.40%
                          (h)                              4.45%        n/a         n/a        11.34%
                          (i)                              4.35%        n/a         n/a        11.23%
                          (j)                              4.24%        n/a         n/a        11.12%
                          (k)                              4.19%        n/a         n/a        11.07%
                          (l)                              4.09%        n/a         n/a        10.95%
                          (m)                              3.98%        n/a         n/a        10.84%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                             12.36%        n/a         n/a        16.90%
                          (b)                             12.20%        n/a         n/a        16.72%
                          (c)                             12.08%        n/a         n/a        16.61%
                          (d)                             11.97%        n/a         n/a        16.49%
                          (e)                             11.92%        n/a         n/a        16.43%
                          (f)                             11.81%        n/a         n/a        16.32%
                          (g)                             11.69%        n/a         n/a        16.20%
                          (h)                             11.64%        n/a         n/a        16.14%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                             11.53%        n/a         n/a        16.03%
                          (j)                             11.41%        n/a         n/a        15.91%
                          (k)                             11.36%        n/a         n/a        15.85%
                          (l)                             11.25%        n/a         n/a        15.74%
                          (m)                             11.14%        n/a         n/a        15.62%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                             11.56%        n/a         n/a        13.77%
                          (b)                             11.39%        n/a         n/a        13.60%
                          (c)                             11.28%        n/a         n/a        13.49%
                          (d)                             11.17%        n/a         n/a        13.37%
                          (e)                             11.11%        n/a         n/a        13.32%
                          (f)                             11.00%        n/a         n/a        13.20%
                          (g)                             10.89%        n/a         n/a        13.09%
                          (h)                             10.83%        n/a         n/a        13.03%
                          (i)                             10.72%        n/a         n/a        12.92%
                          (j)                             10.61%        n/a         n/a        12.81%
                          (k)                             10.56%        n/a         n/a        12.75%
                          (l)                             10.45%        n/a         n/a        12.64%
                          (m)                             10.34%        n/a         n/a        12.52%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                              7.26%       -2.54%      7.49%        8.07%
                          (b)                              7.10%       -2.68%      7.33%        7.91%
                          (c)                              6.99%       -2.78%      7.22%        7.80%
                          (d)                              6.89%       -2.88%      7.12%        7.70%
                          (e)                              6.83%       -2.93%      7.06%        7.64%
                          (f)                              6.73%       -3.02%      6.96%        7.53%
                          (g)                              6.62%       -3.12%      6.85%        7.43%
                          (h)                              6.56%       -3.17%      6.80%        7.37%
                          (i)                              6.46%       -3.26%      6.69%        7.27%
                          (j)                              6.35%       -3.36%      6.58%        7.16%
                          (k)                              6.30%       -3.41%      6.53%        7.11%
                          (l)                              6.19%       -3.51%      6.42%        7.00%
                          (m)                              6.09%       -3.60%      6.32%        6.89%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                             10/15/97
                          (a)                              7.88%       -4.62%       n/a         0.07%
                          (b)                              7.72%       -4.76%       n/a        -0.08%
                          (c)                              7.61%       -4.86%       n/a        -0.18%
                          (d)                              7.51%       -4.95%       n/a        -0.28%
                          (e)                              7.45%       -5.00%       n/a        -0.33%
                          (f)                              7.35%       -5.10%       n/a        -0.43%
                          (g)                              7.24%       -5.19%       n/a        -0.53%
                          (h)                              7.18%       -5.24%       n/a        -0.58%
                          (i)                              7.08%       -5.33%       n/a        -0.68%
                          (j)                              6.97%       -5.43%       n/a        -0.78%
                          (k)                              6.92%       -5.48%       n/a        -0.83%
                          (l)                              6.81%       -5.57%       n/a        -0.93%
                          (m)                              6.70%       -5.66%       n/a        -1.03%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                              1.72%      -12.09%      4.80%        6.30%
                          (b)                              1.57%      -12.22%      4.64%        6.14%
                          (c)                              1.46%      -12.31%      4.54%        6.03%
                          (d)                              1.36%      -12.39%      4.43%        5.92%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (e)                              1.31%      -12.44%      4.38%        5.87%
                          (f)                              1.21%      -12.52%      4.28%        5.77%
                          (g)                              1.11%      -12.61%      4.17%        5.66%
                          (h)                              1.06%      -12.65%      4.12%        5.61%
                          (i)                              0.96%      -12.74%      4.02%        5.50%
                          (j)                              0.86%      -12.83%      3.91%        5.40%
                          (k)                              0.81%      -12.87%      3.86%        5.34%
                          (l)                              0.71%      -12.96%      3.76%        5.24%
                          (m)                              0.61%      -13.05%      3.65%        5.13%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                                                    9/22/03
                          (a)                             12.25%        n/a         n/a        20.24%
                          (b)                             12.08%        n/a         n/a        20.05%
                          (c)                             11.97%        n/a         n/a        19.94%
                          (d)                             11.85%        n/a         n/a        19.81%
                          (e)                             11.80%        n/a         n/a        19.76%
                          (f)                             11.69%        n/a         n/a        19.64%
                          (g)                             11.58%        n/a         n/a        19.52%
                          (h)                             11.52%        n/a         n/a        19.46%
                          (i)                             11.41%        n/a         n/a        19.34%
                          (j)                             11.30%        n/a         n/a        19.22%
                          (k)                             11.24%        n/a         n/a        19.16%
                          (l)                             11.13%        n/a         n/a        19.04%
                          (m)                             11.02%        n/a         n/a        18.92%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                                                      5/1/92
                          (a)                             20.79%       4.17%       8.45%        8.74%
                          (b)                             20.61%       4.01%       8.29%        8.58%
                          (c)                             20.49%       3.91%       8.18%        8.47%
                          (d)                             20.37%       3.80%       8.07%        8.36%
                          (e)                             20.31%       3.75%       8.02%        8.31%
                          (f)                             20.19%       3.65%       7.91%        8.20%
                          (g)                             20.07%       3.54%       7.80%        8.09%
                          (h)                             20.01%       3.49%       7.75%        8.04%
                          (i)                             19.89%       3.39%       7.64%        7.93%
                          (j)                             19.77%       3.29%       7.53%        7.82%
                          (k)                             19.71%       3.23%       7.48%        7.77%
                          (l)                             19.59%       3.13%       7.37%        7.66%
                          (m)                             19.47%       3.03%       7.26%        7.55%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                              8.36%       -9.11%       n/a         5.43%
                          (b)                              8.20%       -9.24%       n/a         5.28%
                          (c)                              8.09%       -9.33%       n/a         5.17%
                          (d)                              7.98%       -9.42%       n/a         5.07%
                          (e)                              7.93%       -9.47%       n/a         5.01%
                          (f)                              7.82%       -9.56%       n/a         4.91%
                          (g)                              7.71%       -9.65%       n/a         4.80%
                          (h)                              7.66%       -9.69%       n/a         4.75%
                          (i)                              7.55%       -9.78%       n/a         4.65%
                          (j)                              7.44%       -9.87%       n/a         4.54%
                          (k)                              7.39%       -9.92%       n/a         4.49%
                          (l)                              7.28%      -10.01%       n/a         4.39%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (m)                              7.17%      -10.10%       n/a         4.28%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                             14.46%        n/a         n/a        19.72%
                          (b)                             14.29%        n/a         n/a        19.54%
                          (c)                             14.18%        n/a         n/a        19.42%
                          (d)                             14.06%        n/a         n/a        19.30%
                          (e)                             14.01%        n/a         n/a        19.24%
                          (f)                             13.89%        n/a         n/a        19.12%
                          (g)                             13.78%        n/a         n/a        19.01%
                          (h)                             13.72%        n/a         n/a        18.95%
                          (i)                             13.61%        n/a         n/a        18.83%
                          (j)                             13.49%        n/a         n/a        18.71%
                          (k)                             13.44%        n/a         n/a        18.65%
                          (l)                             13.32%        n/a         n/a        18.53%
                          (m)                             13.21%        n/a         n/a        18.41%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             12.54%       -3.32%      6.37%        7.39%
                          (b)                             12.37%       -3.46%      6.21%        7.23%
                          (c)                             12.26%       -3.56%      6.10%        7.12%
                          (d)                             12.14%       -3.65%      6.00%        7.01%
                          (e)                             12.09%       -3.70%      5.95%        6.96%
                          (f)                             11.98%       -3.80%      5.84%        6.85%
                          (g)                             11.86%       -3.89%      5.73%        6.75%
                          (h)                             11.81%       -3.94%      5.68%        6.69%
                          (i)                             11.70%       -4.04%      5.58%        6.59%
                          (j)                             11.58%       -4.13%      5.47%        6.48%
                          (k)                             11.53%       -4.18%      5.42%        6.43%
                          (l)                             11.42%       -4.28%      5.31%        6.32%
                          (m)                             11.31%       -4.37%      5.21%        6.21%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                             13.25%       13.50%       n/a         7.44%
                          (b)                             13.08%       13.33%       n/a         7.28%
                          (c)                             12.97%       13.22%       n/a         7.17%
                          (d)                             12.86%       13.11%       n/a         7.06%
                          (e)                             12.80%       13.05%       n/a         7.01%
                          (f)                             12.69%       12.94%       n/a         6.90%
                          (g)                             12.57%       12.82%       n/a         6.79%
                          (h)                             12.52%       12.77%       n/a         6.74%
                          (i)                             12.40%       12.65%       n/a         6.63%
                          (j)                             12.29%       12.54%       n/a         6.53%
                          (k)                             12.24%       12.49%       n/a         6.47%
                          (l)                             12.12%       12.37%       n/a         6.37%
                          (m)                             12.01%       12.26%       n/a         6.26%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             12.94%       0.84%       8.23%        8.13%
                          (b)                             12.77%       0.69%       8.07%        7.97%
                          (c)                             12.66%       0.59%       7.96%        7.86%
                          (d)                             12.54%       0.49%       7.86%        7.75%
                          (e)                             12.49%       0.44%       7.80%        7.70%
                          (f)                             12.38%       0.34%       7.69%        7.59%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             12.26%       0.24%       7.59%        7.48%
                          (h)                             12.21%       0.19%       7.53%        7.43%
                          (i)                             12.09%       0.09%       7.43%        7.32%
                          (j)                             11.98%       -0.01%      7.32%        7.21%
                          (k)                             11.93%       -0.06%      7.26%        7.16%
                          (l)                             11.82%       -0.16%      7.16%        7.05%
                          (m)                             11.70%       -0.26%      7.05%        6.95%

               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                                     L CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2004 are shown in the tables below.

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)


                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
ADVANTUS BOND                                                                                              12/3/85
                          (a)                             -3.58%       6.20%       5.72%        6.06%
                          (b)                             -3.74%       6.04%       5.57%        5.91%
                          (c)                             -3.84%       5.94%       5.46%        5.80%
                          (d)                             -3.95%       5.83%       5.36%        5.69%
                          (e)                             -4.00%       5.78%       5.30%        5.64%
                          (f)                             -4.10%       5.67%       5.20%        5.54%
                          (g)                             -4.20%       5.57%       5.09%        5.43%
                          (h)                             -4.25%       5.52%       5.04%        5.38%
                          (i)                             -4.36%       5.41%       4.93%        5.27%
                          (j)                             -4.46%       5.30%       4.83%        5.17%
                          (k)                             -4.51%       5.25%       4.78%        5.11%
                          (l)                             -4.61%       5.15%       4.67%        5.01%
                          (m)                             -4.72%       5.04%       4.57%        4.90%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
ADVANTUS INDEX 400 MID-CAP                                                                                 10/1/97
                          (a)                              7.01%       7.11%        n/a         8.82%
                          (b)                              6.84%       6.95%        n/a         8.65%
                          (c)                              6.72%       6.84%        n/a         8.55%
                          (d)                              6.61%       6.73%        n/a         8.44%
                          (e)                              6.55%       6.68%        n/a         8.38%
                          (f)                              6.44%       6.57%        n/a         8.28%
                          (g)                              6.32%       6.47%        n/a         8.17%
                          (h)                              6.27%       6.41%        n/a         8.11%
                          (i)                              6.16%       6.31%        n/a         8.00%
                          (j)                              6.04%       6.20%        n/a         7.90%
                          (k)                              5.98%       6.15%        n/a         7.84%
                          (l)                              5.87%       6.04%        n/a         7.73%
                          (m)                              5.76%       5.94%        n/a         7.63%
ADVANTUS INDEX 500                                                                                          5/1/87
                          (a)                              1.75%       -4.14%      9.80%        8.83%
                          (b)                              1.59%       -4.28%      9.64%        8.66%
                          (c)                              1.48%       -4.38%      9.53%        8.56%
                          (d)                              1.37%       -4.47%      9.42%        8.45%
                          (e)                              1.32%       -4.52%      9.36%        8.39%
                          (f)                              1.21%       -4.61%      9.25%        8.28%
                          (g)                              1.10%       -4.71%      9.14%        8.18%
                          (h)                              1.05%       -4.76%      9.09%        8.12%
                          (i)                              0.94%       -4.85%      8.98%        8.01%
                          (j)                              0.83%       -4.95%      8.87%        7.91%
                          (k)                              0.78%       -5.00%      8.82%        7.85%
                          (l)                              0.67%       -5.09%      8.71%        7.74%
                          (m)                              0.56%       -5.19%      8.60%        7.64%
ADVANTUS MONEY MARKET                                                                                      12/3/85
                          (a)                             -7.75%       0.92%       2.18%        2.98%
                          (b)                             -7.90%       0.77%       2.03%        2.82%
                          (c)                             -8.00%       0.66%       1.93%        2.72%
                          (d)                             -8.09%       0.57%       1.82%        2.62%
                          (e)                             -8.15%       0.51%       1.77%        2.57%
                          (f)                             -8.25%       0.41%       1.67%        2.46%
                          (g)                             -8.34%       0.31%       1.57%        2.36%
                          (h)                             -8.40%       0.26%       1.52%        2.31%
                          (i)                             -8.49%       0.16%       1.42%        2.21%
                          (j)                             -8.59%       0.06%       1.32%        2.11%
                          (k)                             -8.64%       0.01%       1.27%        2.06%
                          (l)                             -8.74%       -0.09%      1.16%        1.95%
                          (m)                             -8.84%       -0.19%      1.06%        1.85%
ADVANTUS MORTGAGE SECURITIES                                                                                5/1/87
                          (a)                             -3.75%       6.25%       6.35%        6.40%
                          (b)                             -3.91%       6.09%       6.19%        6.24%
                          (c)                             -4.01%       5.98%       6.08%        6.13%
                          (d)                             -4.11%       5.88%       5.98%        6.03%
                          (e)                             -4.16%       5.82%       5.92%        5.97%
                          (f)                             -4.27%       5.72%       5.82%        5.87%
                          (g)                             -4.37%       5.61%       5.71%        5.76%
                          (h)                             -4.42%       5.56%       5.66%        5.71%
                          (i)                             -4.52%       5.45%       5.55%        5.60%
                          (j)                             -4.62%       5.35%       5.45%        5.50%
                          (k)                             -4.68%       5.30%       5.40%        5.44%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (l)                             -4.78%       5.19%       5.29%        5.34%
                          (m)                             -4.88%       5.08%       5.18%        5.23%
ADVANTUS REAL ESTATE SECURITIES                                                                             5/1/98
                          (a)                             26.51%       21.46%       n/a        11.84%
                          (b)                             26.31%       21.28%       n/a        11.67%
                          (c)                             26.17%       21.16%       n/a        11.56%
                          (d)                             26.04%       21.04%       n/a        11.45%
                          (e)                             25.97%       20.98%       n/a        11.39%
                          (f)                             25.84%       20.86%       n/a        11.28%
                          (g)                             25.71%       20.74%       n/a        11.17%
                          (h)                             25.64%       20.67%       n/a        11.11%
                          (i)                             25.51%       20.55%       n/a        11.00%
                          (j)                             25.38%       20.43%       n/a        10.89%
                          (k)                             25.31%       20.37%       n/a        10.84%
                          (l)                             25.18%       20.25%       n/a        10.73%
                          (m)                             25.05%       20.13%       n/a        10.61%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                              2.81%        n/a         n/a        -0.59%
                          (b)                              2.64%        n/a         n/a        -0.75%
                          (c)                              2.53%        n/a         n/a        -0.85%
                          (d)                              2.43%        n/a         n/a        -0.96%
                          (e)                              2.37%        n/a         n/a        -1.01%
                          (f)                              2.26%        n/a         n/a        -1.12%
                          (g)                              2.15%        n/a         n/a        -1.22%
                          (h)                              2.10%        n/a         n/a        -1.27%
                          (i)                              1.99%        n/a         n/a        -1.38%
                          (j)                              1.88%        n/a         n/a        -1.48%
                          (k)                              1.83%        n/a         n/a        -1.54%
                          (l)                              1.72%        n/a         n/a        -1.64%
                          (m)                              1.61%        n/a         n/a        -1.75%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                             -1.35%        n/a         n/a        -0.72%
                          (b)                             -1.51%        n/a         n/a        -0.88%
                          (c)                             -1.62%        n/a         n/a        -0.98%
                          (d)                             -1.72%        n/a         n/a        -1.09%
                          (e)                             -1.78%        n/a         n/a        -1.14%
                          (f)                             -1.88%        n/a         n/a        -1.25%
                          (g)                             -1.99%        n/a         n/a        -1.35%
                          (h)                             -2.04%        n/a         n/a        -1.40%
                          (i)                             -2.14%        n/a         n/a        -1.51%
                          (j)                             -2.25%        n/a         n/a        -1.61%
                          (k)                             -2.30%        n/a         n/a        -1.67%
                          (l)                             -2.41%        n/a         n/a        -1.77%
                          (m)                             -2.51%        n/a         n/a        -1.87%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             -0.71%        n/a         n/a        -0.03%
                          (b)                             -0.87%        n/a         n/a        -0.19%
                          (c)                             -0.97%        n/a         n/a        -0.29%
                          (d)                             -1.08%        n/a         n/a        -0.40%
                          (e)                             -1.13%        n/a         n/a        -0.45%
                          (f)                             -1.24%        n/a         n/a        -0.56%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             -1.34%        n/a         n/a        -0.66%
                          (h)                             -1.39%        n/a         n/a        -0.72%
                          (i)                             -1.50%        n/a         n/a        -0.82%
                          (j)                             -1.61%        n/a         n/a        -0.93%
                          (k)                             -1.66%        n/a         n/a        -0.98%
                          (l)                             -1.76%        n/a         n/a        -1.08%
                          (m)                             -1.87%        n/a         n/a        -1.19%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             -3.08%        n/a         n/a        -2.94%
                          (b)                             -3.23%        n/a         n/a        -3.10%
                          (c)                             -3.34%        n/a         n/a        -3.20%
                          (d)                             -3.44%        n/a         n/a        -3.31%
                          (e)                             -3.49%        n/a         n/a        -3.36%
                          (f)                             -3.60%        n/a         n/a        -3.46%
                          (g)                             -3.70%        n/a         n/a        -3.56%
                          (h)                             -3.75%        n/a         n/a        -3.61%
                          (i)                             -3.85%        n/a         n/a        -3.72%
                          (j)                             -3.96%        n/a         n/a        -3.82%
                          (k)                             -4.01%        n/a         n/a        -3.87%
                          (l)                             -4.11%        n/a         n/a        -3.97%
                          (m)                             -4.21%        n/a         n/a        -4.08%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                              3.90%        n/a         n/a         3.53%
                          (b)                              3.73%        n/a         n/a         3.37%
                          (c)                              3.62%        n/a         n/a         3.26%
                          (d)                              3.51%        n/a         n/a         3.15%
                          (e)                              3.46%        n/a         n/a         3.10%
                          (f)                              3.35%        n/a         n/a         2.99%
                          (g)                              3.24%        n/a         n/a         2.88%
                          (h)                              3.18%        n/a         n/a         2.82%
                          (i)                              3.07%        n/a         n/a         2.72%
                          (j)                              2.96%        n/a         n/a         2.61%
                          (k)                              2.91%        n/a         n/a         2.55%
                          (l)                              2.80%        n/a         n/a         2.44%
                          (m)                              2.69%        n/a         n/a         2.34%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                              1.94%        n/a         n/a         0.13%
                          (b)                              1.78%        n/a         n/a        -0.03%
                          (c)                              1.67%        n/a         n/a        -0.13%
                          (d)                              1.56%        n/a         n/a        -0.24%
                          (e)                              1.51%        n/a         n/a        -0.29%
                          (f)                              1.40%        n/a         n/a        -0.40%
                          (g)                              1.29%        n/a         n/a        -0.50%
                          (h)                              1.24%        n/a         n/a        -0.56%
                          (i)                              1.13%        n/a         n/a        -0.66%
                          (j)                              1.02%        n/a         n/a        -0.77%
                          (k)                              0.97%        n/a         n/a        -0.82%
                          (l)                              0.86%        n/a         n/a        -0.92%
                          (m)                              0.75%        n/a         n/a        -1.03%


                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                              5.47%        n/a         n/a         6.06%
                          (b)                              5.31%        n/a         n/a         5.89%
                          (c)                              5.19%        n/a         n/a         5.78%
                          (d)                              5.08%        n/a         n/a         5.67%
                          (e)                              5.03%        n/a         n/a         5.61%
                          (f)                              4.91%        n/a         n/a         5.50%
                          (g)                              4.80%        n/a         n/a         5.39%
                          (h)                              4.75%        n/a         n/a         5.34%
                          (i)                              4.63%        n/a         n/a         5.22%
                          (j)                              4.52%        n/a         n/a         5.11%
                          (k)                              4.47%        n/a         n/a         5.06%
                          (l)                              4.36%        n/a         n/a         4.95%
                          (m)                              4.24%        n/a         n/a         4.84%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      2/1/00
                          (a)                              6.45%        n/a         n/a         0.71%
                          (b)                              6.28%        n/a         n/a         0.56%
                          (c)                              6.16%        n/a         n/a         0.46%
                          (d)                              6.05%        n/a         n/a         0.36%
                          (e)                              5.99%        n/a         n/a         0.31%
                          (f)                              5.88%        n/a         n/a         0.21%
                          (g)                              5.77%        n/a         n/a         0.11%
                          (h)                              5.71%        n/a         n/a         0.05%
                          (i)                              5.60%        n/a         n/a        -0.04%
                          (j)                              5.49%        n/a         n/a        -0.14%
                          (k)                              5.43%        n/a         n/a        -0.20%
                          (l)                              5.32%        n/a         n/a        -0.29%
                          (m)                              5.20%        n/a         n/a        -0.39%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                              2.58%        n/a         n/a         3.67%
                          (b)                              2.41%        n/a         n/a         3.51%
                          (c)                              2.30%        n/a         n/a         3.41%
                          (d)                              2.19%        n/a         n/a         3.30%
                          (e)                              2.14%        n/a         n/a         3.25%
                          (f)                              2.03%        n/a         n/a         3.15%
                          (g)                              1.92%        n/a         n/a         3.04%
                          (h)                              1.87%        n/a         n/a         2.99%
                          (i)                              1.76%        n/a         n/a         2.89%
                          (j)                              1.65%        n/a         n/a         2.79%
                          (k)                              1.60%        n/a         n/a         2.74%
                          (l)                              1.49%        n/a         n/a         2.63%
                          (m)                              1.38%        n/a         n/a         2.53%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             15.80%        n/a         n/a        12.47%
                          (b)                             15.62%        n/a         n/a        12.30%
                          (c)                             15.49%        n/a         n/a        12.18%
                          (d)                             15.37%        n/a         n/a        12.07%
                          (e)                             15.31%        n/a         n/a        12.02%
                          (f)                             15.19%        n/a         n/a        11.90%
                          (g)                             15.07%        n/a         n/a        11.79%
                          (h)                             15.01%        n/a         n/a        11.74%
                          (i)                             14.88%        n/a         n/a        11.63%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (j)                             14.76%        n/a         n/a        11.51%
                          (k)                             14.70%        n/a         n/a        11.46%
                          (l)                             14.58%        n/a         n/a        11.35%
                          (m)                             14.46%        n/a         n/a        11.24%
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                                                     8/1/00
                          (a)                              2.81%        n/a         n/a        -6.49%
                          (b)                              2.65%        n/a         n/a        -6.63%
                          (c)                              2.54%        n/a         n/a        -6.72%
                          (d)                              2.43%        n/a         n/a        -6.82%
                          (e)                              2.38%        n/a         n/a        -6.86%
                          (f)                              2.27%        n/a         n/a        -6.96%
                          (g)                              2.16%        n/a         n/a        -7.05%
                          (h)                              2.10%        n/a         n/a        -7.10%
                          (i)                              1.99%        n/a         n/a        -7.19%
                          (j)                              1.89%        n/a         n/a        -7.28%
                          (k)                              1.83%        n/a         n/a        -7.33%
                          (l)                              1.72%        n/a         n/a        -7.42%
                          (m)                              1.61%        n/a         n/a        -7.51%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             -0.67%        n/a         n/a         1.08%
                          (b)                             -0.83%        n/a         n/a         0.92%
                          (c)                             -0.94%        n/a         n/a         0.81%
                          (d)                             -1.04%        n/a         n/a         0.70%
                          (e)                             -1.10%        n/a         n/a         0.65%
                          (f)                             -1.20%        n/a         n/a         0.54%
                          (g)                             -1.31%        n/a         n/a         0.44%
                          (h)                             -1.36%        n/a         n/a         0.38%
                          (i)                             -1.47%        n/a         n/a         0.28%
                          (j)                             -1.57%        n/a         n/a         0.17%
                          (k)                             -1.63%        n/a         n/a         0.12%
                          (l)                             -1.73%        n/a         n/a         0.01%
                          (m)                             -1.84%        n/a         n/a        -0.09%
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                                                      5/1/02
CLASS 2
                          (a)                              3.95%        n/a         n/a         3.46%
                          (b)                              3.79%        n/a         n/a         3.29%
                          (c)                              3.68%        n/a         n/a         3.18%
                          (d)                              3.57%        n/a         n/a         3.08%
                          (e)                              3.51%        n/a         n/a         3.02%
                          (f)                              3.40%        n/a         n/a         2.91%
                          (g)                              3.29%        n/a         n/a         2.80%
                          (h)                              3.24%        n/a         n/a         2.75%
                          (i)                              3.13%        n/a         n/a         2.64%
                          (j)                              3.02%        n/a         n/a         2.53%
                          (k)                              2.96%        n/a         n/a         2.48%
                          (l)                              2.85%        n/a         n/a         2.37%
                          (m)                              2.74%        n/a         n/a         2.26%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                             -0.32%        n/a         n/a         1.54%
                          (b)                             -0.48%        n/a         n/a         1.37%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (c)                             -0.59%        n/a         n/a         1.27%
                          (d)                             -0.69%        n/a         n/a         1.16%
                          (e)                             -0.75%        n/a         n/a         1.11%
                          (f)                             -0.85%        n/a         n/a         1.00%
                          (g)                             -0.96%        n/a         n/a         0.89%
                          (h)                             -1.01%        n/a         n/a         0.84%
                          (i)                             -1.12%        n/a         n/a         0.73%
                          (j)                             -1.22%        n/a         n/a         0.63%
                          (k)                             -1.28%        n/a         n/a         0.57%
                          (l)                             -1.38%        n/a         n/a         0.47%
                          (m)                             -1.49%        n/a         n/a         0.36%
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                                                         2/1/00
                          (a)                              9.21%        n/a         n/a        -6.52%
                          (b)                              9.04%        n/a         n/a        -6.66%
                          (c)                              8.92%        n/a         n/a        -6.76%
                          (d)                              8.81%        n/a         n/a        -6.85%
                          (e)                              8.75%        n/a         n/a        -6.90%
                          (f)                              8.63%        n/a         n/a        -6.99%
                          (g)                              8.52%        n/a         n/a        -7.08%
                          (h)                              8.46%        n/a         n/a        -7.13%
                          (i)                              8.34%        n/a         n/a        -7.22%
                          (j)                              8.23%        n/a         n/a        -7.32%
                          (k)                              8.17%        n/a         n/a        -7.36%
                          (l)                              8.06%        n/a         n/a        -7.45%
                          (m)                              7.94%        n/a         n/a        -7.55%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                              9.92%        n/a         n/a        -6.86%
                          (b)                              9.75%        n/a         n/a        -7.00%
                          (c)                              9.63%        n/a         n/a        -7.10%
                          (d)                              9.51%        n/a         n/a        -7.19%
                          (e)                              9.45%        n/a         n/a        -7.24%
                          (f)                              9.34%        n/a         n/a        -7.33%
                          (g)                              9.22%        n/a         n/a        -7.42%
                          (h)                              9.16%        n/a         n/a        -7.47%
                          (i)                              9.05%        n/a         n/a        -7.56%
                          (j)                              8.93%        n/a         n/a        -7.65%
                          (k)                              8.87%        n/a         n/a        -7.70%
                          (l)                              8.76%        n/a         n/a        -7.79%
                          (m)                              8.64%        n/a         n/a        -7.88%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                              0.36%        n/a         n/a        -1.70%
                          (b)                              0.20%        n/a         n/a        -1.86%
                          (c)                              0.09%        n/a         n/a        -1.96%
                          (d)                             -0.01%        n/a         n/a        -2.07%
                          (e)                             -0.07%        n/a         n/a        -2.12%
                          (f)                             -0.17%        n/a         n/a        -2.22%
                          (g)                             -0.28%        n/a         n/a        -2.33%
                          (h)                             -0.33%        n/a         n/a        -2.38%
                          (i)                             -0.44%        n/a         n/a        -2.48%
                          (j)                             -0.55%        n/a         n/a        -2.59%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (k)                             -0.60%        n/a         n/a        -2.64%
                          (l)                             -0.71%        n/a         n/a        -2.74%
                          (m)                             -0.81%        n/a         n/a        -2.85%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                              5.68%        n/a         n/a         0.60%
                          (b)                              5.51%        n/a         n/a         0.44%
                          (c)                              5.39%        n/a         n/a         0.34%
                          (d)                              5.28%        n/a         n/a         0.23%
                          (e)                              5.23%        n/a         n/a         0.18%
                          (f)                              5.11%        n/a         n/a         0.07%
                          (g)                              5.00%        n/a         n/a        -0.03%
                          (h)                              4.95%        n/a         n/a        -0.09%
                          (i)                              4.83%        n/a         n/a        -0.19%
                          (j)                              4.72%        n/a         n/a        -0.30%
                          (k)                              4.67%        n/a         n/a        -0.35%
                          (l)                              4.55%        n/a         n/a        -0.46%
                          (m)                              4.44%        n/a         n/a        -0.56%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             -2.37%        n/a         n/a        -1.24%
                          (b)                             -2.53%        n/a         n/a        -1.40%
                          (c)                             -2.63%        n/a         n/a        -1.50%
                          (d)                             -2.74%        n/a         n/a        -1.61%
                          (e)                             -2.79%        n/a         n/a        -1.66%
                          (f)                             -2.89%        n/a         n/a        -1.77%
                          (g)                             -3.00%        n/a         n/a        -1.87%
                          (h)                             -3.05%        n/a         n/a        -1.92%
                          (i)                             -3.15%        n/a         n/a        -2.03%
                          (j)                             -3.26%        n/a         n/a        -2.13%
                          (k)                             -3.31%        n/a         n/a        -2.18%
                          (l)                             -3.41%        n/a         n/a        -2.29%
                          (m)                             -3.52%        n/a         n/a        -2.39%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                              6.12%        n/a         n/a         3.49%
                          (b)                              5.95%        n/a         n/a         3.33%
                          (c)                              5.83%        n/a         n/a         3.22%
                          (d)                              5.72%        n/a         n/a         3.11%
                          (e)                              5.66%        n/a         n/a         3.06%
                          (f)                              5.55%        n/a         n/a         2.95%
                          (g)                              5.44%        n/a         n/a         2.84%
                          (h)                              5.38%        n/a         n/a         2.79%
                          (i)                              5.27%        n/a         n/a         2.68%
                          (j)                              5.16%        n/a         n/a         2.57%
                          (k)                              5.10%        n/a         n/a         2.52%
                          (l)                              4.99%        n/a         n/a         2.41%
                          (m)                              4.88%        n/a         n/a         2.30%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             -1.97%        n/a         n/a         0.05%
                          (b)                             -2.13%        n/a         n/a        -0.11%
                          (c)                             -2.23%        n/a         n/a        -0.22%
                          (d)                             -2.34%        n/a         n/a        -0.33%
                          (e)                             -2.39%        n/a         n/a        -0.38%
                          (f)                             -2.50%        n/a         n/a        -0.48%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             -2.60%        n/a         n/a        -0.59%
                          (h)                             -2.65%        n/a         n/a        -0.64%
                          (i)                             -2.76%        n/a         n/a        -0.75%
                          (j)                             -2.86%        n/a         n/a        -0.85%
                          (k)                             -2.91%        n/a         n/a        -0.91%
                          (l)                             -3.02%        n/a         n/a        -1.01%
                          (m)                             -3.12%        n/a         n/a        -1.12%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                              0.11%        n/a         n/a         6.25%
                          (b)                             -0.05%        n/a         n/a         6.08%
                          (c)                             -0.16%        n/a         n/a         5.97%
                          (d)                             -0.26%        n/a         n/a         5.86%
                          (e)                             -0.31%        n/a         n/a         5.80%
                          (f)                             -0.42%        n/a         n/a         5.69%
                          (g)                             -0.53%        n/a         n/a         5.58%
                          (h)                             -0.58%        n/a         n/a         5.53%
                          (i)                             -0.69%        n/a         n/a         5.42%
                          (j)                             -0.79%        n/a         n/a         5.30%
                          (k)                             -0.85%        n/a         n/a         5.25%
                          (l)                             -0.95%        n/a         n/a         5.14%
                          (m)                             -1.06%        n/a         n/a         5.03%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                              8.40%        n/a         n/a         3.78%
                          (b)                              8.23%        n/a         n/a         3.61%
                          (c)                              8.12%        n/a         n/a         3.50%
                          (d)                              8.00%        n/a         n/a         3.39%
                          (e)                              7.94%        n/a         n/a         3.34%
                          (f)                              7.83%        n/a         n/a         3.23%
                          (g)                              7.71%        n/a         n/a         3.12%
                          (h)                              7.66%        n/a         n/a         3.07%
                          (i)                              7.54%        n/a         n/a         2.96%
                          (j)                              7.43%        n/a         n/a         2.85%
                          (k)                              7.37%        n/a         n/a         2.79%
                          (l)                              7.26%        n/a         n/a         2.69%
                          (m)                              7.14%        n/a         n/a         2.58%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                              2.46%        n/a         n/a         2.16%
                          (b)                              2.29%        n/a         n/a         2.00%
                          (c)                              2.18%        n/a         n/a         1.89%
                          (d)                              2.08%        n/a         n/a         1.78%
                          (e)                              2.02%        n/a         n/a         1.73%
                          (f)                              1.91%        n/a         n/a         1.62%
                          (g)                              1.80%        n/a         n/a         1.51%
                          (h)                              1.75%        n/a         n/a         1.46%
                          (i)                              1.64%        n/a         n/a         1.35%
                          (j)                              1.53%        n/a         n/a         1.25%
                          (k)                              1.48%        n/a         n/a         1.19%
                          (l)                              1.37%        n/a         n/a         1.09%
                          (m)                              1.26%        n/a         n/a         0.98%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                              7.47%        n/a         n/a         4.08%
                          (b)                              7.29%        n/a         n/a         3.92%
                          (c)                              7.18%        n/a         n/a         3.81%
                          (d)                              7.07%        n/a         n/a         3.70%
                          (e)                              7.01%        n/a         n/a         3.64%
                          (f)                              6.90%        n/a         n/a         3.53%
                          (g)                              6.78%        n/a         n/a         3.42%
                          (h)                              6.73%        n/a         n/a         3.37%
                          (i)                              6.61%        n/a         n/a         3.26%
                          (j)                              6.50%        n/a         n/a         3.15%
                          (k)                              6.44%        n/a         n/a         3.10%
                          (l)                              6.33%        n/a         n/a         2.99%
                          (m)                              6.21%        n/a         n/a         2.88%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                              1.67%        n/a         n/a         0.66%
                          (b)                              1.50%        n/a         n/a         0.50%
                          (c)                              1.39%        n/a         n/a         0.39%
                          (d)                              1.29%        n/a         n/a         0.28%
                          (e)                              1.23%        n/a         n/a         0.23%
                          (f)                              1.12%        n/a         n/a         0.12%
                          (g)                              1.02%        n/a         n/a         0.02%
                          (h)                              0.96%        n/a         n/a        -0.03%
                          (i)                              0.85%        n/a         n/a        -0.14%
                          (j)                              0.75%        n/a         n/a        -0.25%
                          (k)                              0.69%        n/a         n/a        -0.30%
                          (l)                              0.58%        n/a         n/a        -0.41%
                          (m)                              0.48%        n/a         n/a        -0.51%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                              6.71%        n/a         n/a         6.24%
                          (b)                              6.54%        n/a         n/a         6.07%
                          (c)                              6.43%        n/a         n/a         5.96%
                          (d)                              6.31%        n/a         n/a         5.85%
                          (e)                              6.26%        n/a         n/a         5.80%
                          (f)                              6.14%        n/a         n/a         5.68%
                          (g)                              6.03%        n/a         n/a         5.57%
                          (h)                              5.97%        n/a         n/a         5.52%
                          (i)                              5.86%        n/a         n/a         5.41%
                          (j)                              5.75%        n/a         n/a         5.30%
                          (k)                              5.69%        n/a         n/a         5.24%
                          (l)                              5.58%        n/a         n/a         5.13%
                          (m)                              5.47%        n/a         n/a         5.02%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             -3.53%        n/a         n/a        -2.53%
                          (b)                             -3.69%        n/a         n/a        -2.68%
                          (c)                             -3.79%        n/a         n/a        -2.79%
                          (d)                             -3.89%        n/a         n/a        -2.89%
                          (e)                             -3.94%        n/a         n/a        -2.94%
                          (f)                             -4.05%        n/a         n/a        -3.05%
                          (g)                             -4.15%        n/a         n/a        -3.15%
                          (h)                             -4.20%        n/a         n/a        -3.20%
                          (i)                             -4.30%        n/a         n/a        -3.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (j)                             -4.41%        n/a         n/a        -3.41%
                          (k)                             -4.46%        n/a         n/a        -3.46%
                          (l)                             -4.56%        n/a         n/a        -3.56%
                          (m)                             -4.66%        n/a         n/a        -3.66%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             15.85%       2.00%        n/a        -1.41%
                          (b)                             15.67%       1.85%        n/a        -1.56%
                          (c)                             15.55%       1.75%        n/a        -1.65%
                          (d)                             15.43%       1.65%        n/a        -1.75%
                          (e)                             15.36%       1.59%        n/a        -1.80%
                          (f)                             15.24%       1.49%        n/a        -1.90%
                          (g)                             15.12%       1.39%        n/a        -2.00%
                          (h)                             15.06%       1.34%        n/a        -2.05%
                          (i)                             14.94%       1.24%        n/a        -2.15%
                          (j)                             14.82%       1.14%        n/a        -2.24%
                          (k)                             14.76%       1.09%        n/a        -2.29%
                          (l)                             14.63%       0.99%        n/a        -2.39%
                          (m)                             14.51%       0.89%        n/a        -2.49%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                              8.68%        n/a         n/a        16.27%
                          (b)                              8.51%        n/a         n/a        16.09%
                          (c)                              8.39%        n/a         n/a        15.97%
                          (d)                              8.28%        n/a         n/a        15.85%
                          (e)                              8.22%        n/a         n/a        15.79%
                          (f)                              8.10%        n/a         n/a        15.66%
                          (g)                              7.99%        n/a         n/a        15.54%
                          (h)                              7.93%        n/a         n/a        15.48%
                          (i)                              7.82%        n/a         n/a        15.36%
                          (j)                              7.70%        n/a         n/a        15.24%
                          (k)                              7.64%        n/a         n/a        15.18%
                          (l)                              7.53%        n/a         n/a        15.06%
                          (m)                              7.42%        n/a         n/a        14.94%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                             -1.81%        n/a         n/a         8.89%
                          (b)                             -1.97%        n/a         n/a         8.72%
                          (c)                             -2.08%        n/a         n/a         8.60%
                          (d)                             -2.18%        n/a         n/a         8.49%
                          (e)                             -2.23%        n/a         n/a         8.43%
                          (f)                             -2.34%        n/a         n/a         8.31%
                          (g)                             -2.44%        n/a         n/a         8.20%
                          (h)                             -2.49%        n/a         n/a         8.14%
                          (i)                             -2.60%        n/a         n/a         8.03%
                          (j)                             -2.70%        n/a         n/a         7.91%
                          (k)                             -2.76%        n/a         n/a         7.86%
                          (l)                             -2.86%        n/a         n/a         7.74%
                          (m)                             -2.96%        n/a         n/a         7.63%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                              5.42%        n/a         n/a        13.85%
                          (b)                              5.25%        n/a         n/a        13.67%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (c)                              5.14%        n/a         n/a        13.55%
                          (d)                              5.03%        n/a         n/a        13.43%
                          (e)                              4.97%        n/a         n/a        13.37%
                          (f)                              4.86%        n/a         n/a        13.26%
                          (g)                              4.75%        n/a         n/a        13.14%
                          (h)                              4.69%        n/a         n/a        13.08%
                          (i)                              4.58%        n/a         n/a        12.96%
                          (j)                              4.47%        n/a         n/a        12.84%
                          (k)                              4.41%        n/a         n/a        12.78%
                          (l)                              4.30%        n/a         n/a        12.66%
                          (m)                              4.19%        n/a         n/a        12.54%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                              4.61%        n/a         n/a         8.49%
                          (b)                              4.45%        n/a         n/a         8.32%
                          (c)                              4.33%        n/a         n/a         8.20%
                          (d)                              4.22%        n/a         n/a         8.09%
                          (e)                              4.17%        n/a         n/a         8.03%
                          (f)                              4.06%        n/a         n/a         7.91%
                          (g)                              3.95%        n/a         n/a         7.80%
                          (h)                              3.89%        n/a         n/a         7.74%
                          (i)                              3.78%        n/a         n/a         7.63%
                          (j)                              3.67%        n/a         n/a         7.51%
                          (k)                              3.61%        n/a         n/a         7.45%
                          (l)                              3.50%        n/a         n/a         7.34%
                          (m)                              3.39%        n/a         n/a         7.23%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                              0.31%       -2.49%      7.55%        8.13%
                          (b)                              0.15%       -2.63%      7.38%        7.97%
                          (c)                              0.05%       -2.73%      7.28%        7.86%
                          (d)                             -0.06%       -2.83%      7.17%        7.75%
                          (e)                             -0.11%       -2.88%      7.12%        7.70%
                          (f)                             -0.22%       -2.97%      7.01%        7.59%
                          (g)                             -0.33%       -3.07%      6.90%        7.48%
                          (h)                             -0.38%       -3.12%      6.85%        7.43%
                          (i)                             -0.49%       -3.22%      6.74%        7.32%
                          (j)                             -0.60%       -3.31%      6.63%        7.21%
                          (k)                             -0.65%       -3.36%      6.58%        7.16%
                          (l)                             -0.75%       -3.46%      6.47%        7.05%
                          (m)                             -0.86%       -3.55%      6.37%        6.94%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                             10/15/97
                          (a)                              0.94%       -4.57%       n/a         0.12%
                          (b)                              0.78%       -4.72%       n/a        -0.03%
                          (c)                              0.67%       -4.81%       n/a        -0.13%
                          (d)                              0.56%       -4.91%       n/a        -0.23%
                          (e)                              0.51%       -4.95%       n/a        -0.28%
                          (f)                              0.40%       -5.05%       n/a        -0.38%
                          (g)                              0.29%       -5.14%       n/a        -0.48%
                          (h)                              0.24%       -5.19%       n/a        -0.53%
                          (i)                              0.13%       -5.29%       n/a        -0.63%
                          (j)                              0.02%       -5.38%       n/a        -0.73%
                          (k)                             -0.03%       -5.43%       n/a        -0.78%
                          (l)                             -0.14%       -5.52%       n/a        -0.88%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (m)                             -0.24%       -5.62%       n/a        -0.98%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             -5.23%      -12.04%      4.85%        6.35%
                          (b)                             -5.38%      -12.17%      4.69%        6.19%
                          (c)                             -5.49%      -12.26%      4.59%        6.08%
                          (d)                             -5.59%      -12.35%      4.48%        5.98%
                          (e)                             -5.64%      -12.39%      4.43%        5.92%
                          (f)                             -5.74%      -12.48%      4.33%        5.82%
                          (g)                             -5.84%      -12.57%      4.22%        5.71%
                          (h)                             -5.89%      -12.61%      4.17%        5.66%
                          (i)                             -5.99%      -12.70%      4.07%        5.56%
                          (j)                             -6.09%      -12.79%      3.96%        5.45%
                          (k)                             -6.14%      -12.83%      3.91%        5.40%
                          (l)                             -6.24%      -12.92%      3.81%        5.29%
                          (m)                             -6.34%      -13.00%      3.70%        5.19%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                                                    9/22/03
                          (a)                              5.30%        n/a         n/a        15.04%
                          (b)                              5.13%        n/a         n/a        14.86%
                          (c)                              5.02%        n/a         n/a        14.74%
                          (d)                              4.91%        n/a         n/a        14.61%
                          (e)                              4.85%        n/a         n/a        14.55%
                          (f)                              4.74%        n/a         n/a        14.43%
                          (g)                              4.63%        n/a         n/a        14.31%
                          (h)                              4.58%        n/a         n/a        14.25%
                          (i)                              4.46%        n/a         n/a        14.13%
                          (j)                              4.35%        n/a         n/a        14.01%
                          (k)                              4.30%        n/a         n/a        13.95%
                          (l)                              4.19%        n/a         n/a        13.83%
                          (m)                              4.07%        n/a         n/a        13.71%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                                                      5/1/92
                          (a)                             13.85%       4.22%       8.50%        8.80%
                          (b)                             13.67%       4.06%       8.34%        8.63%
                          (c)                             13.55%       3.96%       8.23%        8.52%
                          (d)                             13.43%       3.86%       8.12%        8.42%
                          (e)                             13.37%       3.80%       8.07%        8.36%
                          (f)                             13.25%       3.70%       7.96%        8.25%
                          (g)                             13.13%       3.60%       7.85%        8.15%
                          (h)                             13.07%       3.54%       7.80%        8.09%
                          (i)                             12.95%       3.44%       7.69%        7.98%
                          (j)                             12.83%       3.34%       7.58%        7.87%
                          (k)                             12.77%       3.29%       7.53%        7.82%
                          (l)                             12.65%       3.18%       7.42%        7.71%
                          (m)                             12.53%       3.08%       7.32%        7.61%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                              1.41%       -9.06%       n/a         5.49%
                          (b)                              1.25%       -9.20%       n/a         5.33%
                          (c)                              1.14%       -9.29%       n/a         5.22%
                          (d)                              1.03%       -9.38%       n/a         5.12%
                          (e)                              0.98%       -9.42%       n/a         5.07%
                          (f)                              0.87%       -9.51%       n/a         4.96%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                              0.76%       -9.60%       n/a         4.86%
                          (h)                              0.71%       -9.65%       n/a         4.80%
                          (i)                              0.60%       -9.74%       n/a         4.70%
                          (j)                              0.49%       -9.83%       n/a         4.59%
                          (k)                              0.44%       -9.87%       n/a         4.54%
                          (l)                              0.33%       -9.96%       n/a         4.44%
                          (m)                              0.23%      -10.05%       n/a         4.33%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                              7.52%        n/a         n/a        14.52%
                          (b)                              7.35%        n/a         n/a        14.34%
                          (c)                              7.23%        n/a         n/a        14.22%
                          (d)                              7.12%        n/a         n/a        14.10%
                          (e)                              7.06%        n/a         n/a        14.04%
                          (f)                              6.95%        n/a         n/a        13.92%
                          (g)                              6.83%        n/a         n/a        13.79%
                          (h)                              6.78%        n/a         n/a        13.73%
                          (i)                              6.66%        n/a         n/a        13.61%
                          (j)                              6.55%        n/a         n/a        13.49%
                          (k)                              6.49%        n/a         n/a        13.43%
                          (l)                              6.38%        n/a         n/a        13.31%
                          (m)                              6.27%        n/a         n/a        13.19%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                              5.59%       -3.27%      6.42%        7.44%
                          (b)                              5.42%       -3.41%      6.26%        7.28%
                          (c)                              5.31%       -3.51%      6.16%        7.17%
                          (d)                              5.20%       -3.61%      6.05%        7.07%
                          (e)                              5.14%       -3.65%      6.00%        7.01%
                          (f)                              5.03%       -3.75%      5.89%        6.91%
                          (g)                              4.92%       -3.85%      5.79%        6.80%
                          (h)                              4.86%       -3.89%      5.73%        6.75%
                          (i)                              4.75%       -3.99%      5.63%        6.64%
                          (j)                              4.64%       -4.09%      5.52%        6.53%
                          (k)                              4.58%       -4.13%      5.47%        6.48%
                          (l)                              4.47%       -4.23%      5.36%        6.37%
                          (m)                              4.36%       -4.33%      5.26%        6.27%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                              6.31%       13.56%       n/a         7.49%
                          (b)                              6.14%       13.39%       n/a         7.33%
                          (c)                              6.03%       13.28%       n/a         7.22%
                          (d)                              5.91%       13.16%       n/a         7.12%
                          (e)                              5.86%       13.11%       n/a         7.06%
                          (f)                              5.74%       12.99%       n/a         6.96%
                          (g)                              5.63%       12.88%       n/a         6.85%
                          (h)                              5.57%       12.82%       n/a         6.79%
                          (i)                              5.46%       12.71%       n/a         6.69%
                          (j)                              5.35%       12.60%       n/a         6.58%
                          (k)                              5.29%       12.54%       n/a         6.53%
                          (l)                              5.18%       12.43%       n/a         6.42%
                          (m)                              5.07%       12.32%       n/a         6.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                              6.00%       0.89%       8.29%        8.18%
                          (b)                              5.83%       0.74%       8.13%        8.02%
                          (c)                              5.71%       0.64%       8.02%        7.91%
                          (d)                              5.60%       0.54%       7.91%        7.81%
                          (e)                              5.54%       0.49%       7.86%        7.75%
                          (f)                              5.43%       0.39%       7.75%        7.64%
                          (g)                              5.32%       0.29%       7.64%        7.54%
                          (h)                              5.26%       0.24%       7.59%        7.48%
                          (i)                              5.15%       0.14%       7.48%        7.38%
                          (j)                              5.04%       0.04%       7.37%        7.27%
                          (k)                              4.98%       -0.01%      7.32%        7.21%
                          (l)                              4.87%       -0.11%      7.21%        7.11%
                          (m)                              4.76%       -0.21%      7.10%        7.00%

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. In addition, performance will be measured from the inception of the underlying fund. The average annual rates or return, as thus calculated, for the sub-accounts of the contracts described in the prospectus for the specified periods ended December 31, 2003, are shown in the tables below.

             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                                     B CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2004 are shown in the tables below.

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
ADVANTUS BOND                                                                                              12/3/85
                          (a)                              3.72%       6.51%       6.03%        6.37%
                          (b)                              3.56%       6.35%       5.87%        6.21%
                          (c)                              3.46%       6.25%       5.77%        6.11%
                          (d)                              3.35%       6.14%       5.66%        6.00%
                          (e)                              3.30%       6.09%       5.61%        5.95%
                          (f)                              3.20%       5.98%       5.50%        5.84%
                          (g)                              3.10%       5.88%       5.40%        5.74%
                          (h)                              3.04%       5.82%       5.35%        5.68%
                          (i)                              2.94%       5.72%       5.24%        5.58%
                          (j)                              2.84%       5.61%       5.13%        5.47%
                          (k)                              2.79%       5.56%       5.08%        5.42%
                          (l)                              2.68%       5.45%       4.98%        5.31%
                          (m)                              2.58%       5.35%       4.87%        5.21%
ADVANTUS INDEX 400 MID-CAP                                                                                 10/1/97
                          (a)                             14.34%       7.42%        n/a         9.13%
                          (b)                             14.17%       7.26%        n/a         8.97%
                          (c)                             14.05%       7.15%        n/a         8.86%
                          (d)                             13.94%       7.04%        n/a         8.75%
                          (e)                             13.88%       6.99%        n/a         8.70%
                          (f)                             13.77%       6.89%        n/a         8.59%
                          (g)                             13.66%       6.78%        n/a         8.48%
                          (h)                             13.60%       6.72%        n/a         8.43%
                          (i)                             13.48%       6.62%        n/a         8.32%
                          (j)                             13.37%       6.51%        n/a         8.21%
                          (k)                             13.31%       6.46%        n/a         8.16%
                          (l)                             13.20%       6.35%        n/a         8.05%
                          (m)                             13.09%       6.25%        n/a         7.94%
ADVANTUS INDEX 500                                                                                          5/1/87
                          (a)                              9.07%       -3.86%      10.12%       9.14%
                          (b)                              8.90%       -4.00%      9.96%        8.98%
                          (c)                              8.80%       -4.10%      9.85%        8.87%
                          (d)                              8.69%       -4.19%      9.74%        8.76%
                          (e)                              8.63%       -4.24%      9.68%        8.71%
                          (f)                              8.52%       -4.34%      9.57%        8.60%
                          (g)                              8.42%       -4.43%      9.46%        8.49%
                          (h)                              8.36%       -4.48%      9.41%        8.44%
                          (i)                              8.25%       -4.58%      9.30%        8.33%
                          (j)                              8.15%       -4.67%      9.19%        8.22%
                          (k)                              8.09%       -4.72%      9.13%        8.17%
                          (l)                              7.98%       -4.81%      9.02%        8.06%
                          (m)                              7.88%       -4.91%      8.92%        7.95%
ADVANTUS MONEY MARKET                                                                                      12/3/85
                          (a)                             -0.46%       1.21%       2.48%        3.28%
                          (b)                             -0.61%       1.06%       2.33%        3.12%
                          (c)                             -0.72%       0.96%       2.22%        3.02%
                          (d)                             -0.80%       0.86%       2.12%        2.92%
                          (e)                             -0.86%       0.81%       2.07%        2.87%
                          (f)                             -0.95%       0.71%       1.97%        2.76%
                          (g)                             -1.05%       0.61%       1.87%        2.66%
                          (h)                             -1.10%       0.56%       1.81%        2.61%
                          (i)                             -1.20%       0.46%       1.71%        2.51%
                          (j)                             -1.31%       0.35%       1.61%        2.40%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (k)                             -1.35%       0.30%       1.56%        2.35%
                          (l)                             -1.45%       0.20%       1.46%        2.25%
                          (m)                             -1.56%       0.10%       1.36%        2.15%
ADVANTUS MORTGAGE SECURITIES                                                                                5/1/87
                          (a)                              3.55%       6.56%       6.66%        6.71%
                          (b)                              3.39%       6.40%       6.50%        6.55%
                          (c)                              3.29%       6.29%       6.39%        6.44%
                          (d)                              3.19%       6.18%       6.28%        6.33%
                          (e)                              3.14%       6.13%       6.23%        6.28%
                          (f)                              3.03%       6.02%       6.13%        6.17%
                          (g)                              2.93%       5.92%       6.02%        6.07%
                          (h)                              2.88%       5.87%       5.97%        6.02%
                          (i)                              2.78%       5.76%       5.86%        5.91%
                          (j)                              2.67%       5.65%       5.75%        5.80%
                          (k)                              2.62%       5.60%       5.70%        5.75%
                          (l)                              2.52%       5.50%       5.60%        5.65%
                          (m)                              2.42%       5.39%       5.49%        5.54%
ADVANTUS REAL ESTATE SECURITIES                                                                             5/1/98
                          (a)                             33.90%       21.82%       n/a        12.16%
                          (b)                             33.70%       21.63%       n/a        12.00%
                          (c)                             33.56%       21.51%       n/a        11.88%
                          (d)                             33.43%       21.39%       n/a        11.77%
                          (e)                             33.36%       21.33%       n/a        11.72%
                          (f)                             33.23%       21.21%       n/a        11.60%
                          (g)                             33.10%       21.09%       n/a        11.49%
                          (h)                             33.03%       21.03%       n/a        11.44%
                          (i)                             32.90%       20.91%       n/a        11.33%
                          (j)                             32.76%       20.79%       n/a        11.21%
                          (k)                             32.70%       20.73%       n/a        11.16%
                          (l)                             32.57%       20.60%       n/a        11.05%
                          (m)                             32.43%       20.48%       n/a        10.94%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/98
                          (a)                             10.13%       -5.04%       n/a         1.17%
                          (b)                              9.96%       -5.19%       n/a         1.02%
                          (c)                              9.85%       -5.28%       n/a         0.91%
                          (d)                              9.74%       -5.38%       n/a         0.81%
                          (e)                              9.69%       -5.42%       n/a         0.76%
                          (f)                              9.58%       -5.52%       n/a         0.66%
                          (g)                              9.47%       -5.61%       n/a         0.56%
                          (h)                              9.42%       -5.66%       n/a         0.51%
                          (i)                              9.31%       -5.75%       n/a         0.41%
                          (j)                              9.20%       -5.85%       n/a         0.31%
                          (k)                              9.14%       -5.89%       n/a         0.26%
                          (l)                              9.03%       -5.99%       n/a         0.16%
                          (m)                              8.92%       -6.08%       n/a         0.06%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/98
                          (a)                              5.95%       -3.92%       n/a         1.13%
                          (b)                              5.79%       -4.06%       n/a         0.98%
                          (c)                              5.69%       -4.16%       n/a         0.88%
                          (d)                              5.58%       -4.26%       n/a         0.78%
                          (e)                              5.53%       -4.30%       n/a         0.73%
                          (f)                              5.42%       -4.40%       n/a         0.63%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                              5.32%       -4.49%       n/a         0.53%
                          (h)                              5.27%       -4.54%       n/a         0.48%
                          (i)                              5.16%       -4.64%       n/a         0.38%
                          (j)                              5.06%       -4.73%       n/a         0.28%
                          (k)                              5.00%       -4.78%       n/a         0.22%
                          (l)                              4.90%       -4.87%       n/a         0.12%
                          (m)                              4.79%       -4.97%       n/a         0.02%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                          12/29/99
SHARES
                          (a)                              6.60%      -12.08%       n/a        -12.07%
                          (b)                              6.44%      -12.21%       n/a        -12.20%
                          (c)                              6.34%      -12.30%       n/a        -12.29%
                          (d)                              6.23%      -12.38%       n/a        -12.38%
                          (e)                              6.18%      -12.43%       n/a        -12.42%
                          (f)                              6.07%      -12.51%       n/a        -12.51%
                          (g)                              5.97%      -12.60%       n/a        -12.59%
                          (h)                              5.91%      -12.65%       n/a        -12.64%
                          (i)                              5.81%      -12.73%       n/a        -12.72%
                          (j)                              5.70%      -12.82%       n/a        -12.81%
                          (k)                              5.65%      -12.86%       n/a        -12.86%
                          (l)                              5.54%      -12.95%       n/a        -12.94%
                          (m)                              5.44%      -13.04%       n/a        -13.03%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/5/93
                          (a)                              4.22%       -8.64%      6.93%        7.33%
                          (b)                              4.07%       -8.77%      6.77%        7.16%
                          (c)                              3.97%       -8.87%      6.67%        7.06%
                          (d)                              3.86%       -8.96%      6.56%        6.95%
                          (e)                              3.81%       -9.00%      6.51%        6.90%
                          (f)                              3.71%       -9.09%      6.40%        6.79%
                          (g)                              3.60%       -9.18%      6.29%        6.68%
                          (h)                              3.55%       -9.23%      6.24%        6.63%
                          (i)                              3.45%       -9.32%      6.13%        6.52%
                          (j)                              3.34%       -9.41%      6.03%        6.42%
                          (k)                              3.29%       -9.46%      5.98%        6.36%
                          (l)                              3.19%       -9.55%      5.87%        6.26%
                          (m)                              3.08%       -9.64%      5.76%        6.15%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                        10/30/97
SHARES
                          (a)                             11.22%       -2.15%       n/a         4.83%
                          (b)                             11.06%       -2.30%       n/a         4.67%
                          (c)                             10.94%       -2.40%       n/a         4.56%
                          (d)                             10.83%       -2.50%       n/a         4.46%
                          (e)                             10.78%       -2.54%       n/a         4.41%
                          (f)                             10.67%       -2.64%       n/a         4.30%
                          (g)                             10.56%       -2.74%       n/a         4.20%
                          (h)                             10.50%       -2.79%       n/a         4.15%
                          (i)                             10.39%       -2.88%       n/a         4.04%
                          (j)                             10.28%       -2.98%       n/a         3.94%
                          (k)                             10.23%       -3.03%       n/a         3.89%
                          (l)                             10.12%       -3.13%       n/a         3.78%
                          (m)                             10.01%       -3.22%       n/a         3.68%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/01
                          (a)                              9.26%        n/a         n/a        -0.87%
                          (b)                              9.10%        n/a         n/a        -1.02%
                          (c)                              8.99%        n/a         n/a        -1.12%
                          (d)                              8.88%        n/a         n/a        -1.22%
                          (e)                              8.83%        n/a         n/a        -1.27%
                          (f)                              8.72%        n/a         n/a        -1.37%
                          (g)                              8.61%        n/a         n/a        -1.47%
                          (h)                              8.55%        n/a         n/a        -1.51%
                          (i)                              8.44%        n/a         n/a        -1.61%
                          (j)                              8.34%        n/a         n/a        -1.71%
                          (k)                              8.28%        n/a         n/a        -1.76%
                          (l)                              8.17%        n/a         n/a        -1.86%
                          (m)                              8.07%        n/a         n/a        -1.96%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/96
                          (a)                             12.80%       9.94%        n/a         9.79%
                          (b)                             12.63%       9.78%        n/a         9.62%
                          (c)                             12.52%       9.67%        n/a         9.51%
                          (d)                             12.41%       9.56%        n/a         9.40%
                          (e)                             12.35%       9.50%        n/a         9.35%
                          (f)                             12.24%       9.39%        n/a         9.24%
                          (g)                             12.13%       9.28%        n/a         9.13%
                          (h)                             12.07%       9.23%        n/a         9.07%
                          (i)                             11.96%       9.12%        n/a         8.97%
                          (j)                             11.85%       9.01%        n/a         8.86%
                          (k)                             11.79%       8.96%        n/a         8.80%
                          (l)                             11.68%       8.85%        n/a         8.69%
                          (m)                             11.57%       8.74%        n/a         8.58%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      1/3/95
                          (a)                             13.78%       0.48%        n/a        12.59%
                          (b)                             13.61%       0.33%        n/a        12.42%
                          (c)                             13.49%       0.23%        n/a        12.31%
                          (d)                             13.38%       0.13%        n/a        12.19%
                          (e)                             13.32%       0.08%        n/a        12.14%
                          (f)                             13.21%       -0.02%       n/a        12.03%
                          (g)                             13.10%       -0.12%       n/a        11.91%
                          (h)                             13.04%       -0.17%       n/a        11.86%
                          (i)                             12.93%       -0.27%       n/a        11.75%
                          (j)                             12.81%       -0.37%       n/a        11.63%
                          (k)                             12.76%       -0.42%       n/a        11.58%
                          (l)                             12.64%       -0.52%       n/a        11.47%
                          (m)                             12.53%       -0.61%       n/a        11.36%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                      10/9/86
                          (a)                              9.90%       2.94%       9.81%        9.72%
                          (b)                              9.73%       2.79%       9.65%        9.56%
                          (c)                              9.62%       2.68%       9.54%        9.45%
                          (d)                              9.51%       2.58%       9.43%        9.34%
                          (e)                              9.46%       2.53%       9.37%        9.29%
                          (f)                              9.35%       2.43%       9.26%        9.18%
                          (g)                              9.24%       2.33%       9.15%        9.07%
                          (h)                              9.18%       2.27%       9.10%        9.01%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                              9.08%       2.17%       8.99%        8.90%
                          (j)                              8.97%       2.07%       8.88%        8.79%
                          (k)                              8.91%       2.02%       8.83%        8.74%
                          (l)                              8.80%       1.92%       8.72%        8.63%
                          (m)                              8.69%       1.82%       8.61%        8.52%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                            12/28/98
                          (a)                             23.16%       13.43%       n/a        19.04%
                          (b)                             22.97%       13.26%       n/a        18.86%
                          (c)                             22.85%       13.15%       n/a        18.74%
                          (d)                             22.73%       13.04%       n/a        18.62%
                          (e)                             22.67%       12.98%       n/a        18.56%
                          (f)                             22.55%       12.87%       n/a        18.44%
                          (g)                             22.42%       12.75%       n/a        18.32%
                          (h)                             22.36%       12.70%       n/a        18.27%
                          (i)                             22.24%       12.59%       n/a        18.15%
                          (j)                             22.12%       12.47%       n/a        18.03%
                          (k)                             22.06%       12.42%       n/a        17.97%
                          (l)                             21.94%       12.30%       n/a        17.85%
                          (m)                             21.81%       12.19%       n/a        17.73%
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                                                    11/1/95
                          (a)                             10.13%       -5.79%       n/a         8.58%
                          (b)                              9.97%       -5.94%       n/a         8.42%
                          (c)                              9.86%       -6.03%       n/a         8.31%
                          (d)                              9.75%       -6.12%       n/a         8.20%
                          (e)                              9.69%       -6.17%       n/a         8.15%
                          (f)                              9.58%       -6.26%       n/a         8.04%
                          (g)                              9.48%       -6.36%       n/a         7.93%
                          (h)                              9.42%       -6.41%       n/a         7.88%
                          (i)                              9.31%       -6.50%       n/a         7.77%
                          (j)                              9.20%       -6.59%       n/a         7.66%
                          (k)                              9.15%       -6.64%       n/a         7.61%
                          (l)                              9.04%       -6.73%       n/a         7.50%
                          (m)                              8.93%       -6.83%       n/a         7.40%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/96
FUND - CLASS 2
                          (a)                              6.64%       -1.54%       n/a         7.54%
                          (b)                              6.48%       -1.69%       n/a         7.38%
                          (c)                              6.37%       -1.78%       n/a         7.27%
                          (d)                              6.26%       -1.88%       n/a         7.16%
                          (e)                              6.21%       -1.93%       n/a         7.11%
                          (f)                              6.10%       -2.03%       n/a         7.00%
                          (g)                              6.00%       -2.13%       n/a         6.90%
                          (h)                              5.95%       -2.18%       n/a         6.84%
                          (i)                              5.84%       -2.27%       n/a         6.74%
                          (j)                              5.73%       -2.37%       n/a         6.63%
                          (k)                              5.68%       -2.42%       n/a         6.58%
                          (l)                              5.58%       -2.52%       n/a         6.47%
                          (m)                              5.47%       -2.62%       n/a         6.36%
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                                                     11/8/96
CLASS 2
                          (a)                             11.28%       7.24%        n/a         8.14%
                          (b)                             11.11%       7.08%        n/a         7.98%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (c)                             11.00%       6.97%        n/a         7.87%
                          (d)                             10.89%       6.87%        n/a         7.76%
                          (e)                             10.83%       6.82%        n/a         7.71%
                          (f)                             10.72%       6.71%        n/a         7.60%
                          (g)                             10.61%       6.60%        n/a         7.49%
                          (h)                             10.56%       6.55%        n/a         7.44%
                          (i)                             10.45%       6.44%        n/a         7.33%
                          (j)                             10.34%       6.34%        n/a         7.23%
                          (k)                             10.28%       6.28%        n/a         7.17%
                          (l)                             10.17%       6.18%        n/a         7.06%
                          (m)                             10.06%       6.07%        n/a         6.96%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                     9/13/93
                          (a)                              6.99%       0.29%       11.09%      10.36%
                          (b)                              6.83%       0.14%       10.93%      10.20%
                          (c)                              6.72%       0.04%       10.82%      10.09%
                          (d)                              6.62%       -0.06%      10.71%       9.97%
                          (e)                              6.56%       -0.11%      10.65%       9.92%
                          (f)                              6.46%       -0.21%      10.54%       9.81%
                          (g)                              6.35%       -0.31%      10.43%       9.70%
                          (h)                              6.30%       -0.36%      10.37%       9.65%
                          (i)                              6.19%       -0.46%      10.26%       9.54%
                          (j)                              6.08%       -0.56%      10.15%       9.43%
                          (k)                              6.03%       -0.61%      10.10%       9.37%
                          (l)                              5.93%       -0.70%      9.99%        9.26%
                          (m)                              5.82%       -0.80%      9.88%        9.15%
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                                                         5/1/97
                          (a)                             16.55%       -6.46%       n/a        11.39%
                          (b)                             16.38%       -6.60%       n/a        11.23%
                          (c)                             16.26%       -6.69%       n/a        11.12%
                          (d)                             16.14%       -6.78%       n/a        11.00%
                          (e)                             16.09%       -6.83%       n/a        10.95%
                          (f)                             15.97%       -6.92%       n/a        10.84%
                          (g)                             15.85%       -7.02%       n/a        10.73%
                          (h)                             15.80%       -7.06%       n/a        10.67%
                          (i)                             15.68%       -7.15%       n/a        10.56%
                          (j)                             15.56%       -7.25%       n/a        10.45%
                          (k)                             15.51%       -7.29%       n/a        10.40%
                          (l)                             15.39%       -7.39%       n/a        10.29%
                          (m)                             15.28%       -7.48%       n/a        10.18%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         5/2/94
SERVICE SHARES
                          (a)                             17.26%       -6.45%      10.94%      10.00%
                          (b)                             17.09%       -6.59%      10.78%       9.84%
                          (c)                             16.97%       -6.68%      10.67%       9.73%
                          (d)                             16.85%       -6.78%      10.55%       9.62%
                          (e)                             16.79%       -6.82%      10.50%       9.56%
                          (f)                             16.68%       -6.92%      10.39%       9.45%
                          (g)                             16.56%       -7.01%      10.28%       9.34%
                          (h)                             16.50%       -7.06%      10.22%       9.29%
                          (i)                             16.39%       -7.15%      10.11%       9.18%
                          (j)                             16.27%       -7.24%      10.00%       9.07%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (k)                             16.21%       -7.29%      9.95%        9.01%
                          (l)                             16.10%       -7.38%      9.84%        8.91%
                          (m)                             15.98%       -7.47%      9.73%        8.80%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/3/99
                          (a)                              7.67%       -8.53%       n/a        -2.05%
                          (b)                              7.51%       -8.67%       n/a        -2.20%
                          (c)                              7.41%       -8.76%       n/a        -2.29%
                          (d)                              7.30%       -8.85%       n/a        -2.39%
                          (e)                              7.24%       -8.90%       n/a        -2.44%
                          (f)                              7.14%       -8.99%       n/a        -2.54%
                          (g)                              7.03%       -9.08%       n/a        -2.64%
                          (h)                              6.98%       -9.12%       n/a        -2.68%
                          (i)                              6.87%       -9.21%       n/a        -2.78%
                          (j)                              6.76%       -9.30%       n/a        -2.88%
                          (k)                              6.71%       -9.35%       n/a        -2.93%
                          (l)                              6.60%       -9.44%       n/a        -3.02%
                          (m)                              6.50%       -9.53%       n/a        -3.12%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/00
                          (a)                             13.00%        n/a         n/a        -8.26%
                          (b)                             12.83%        n/a         n/a        -8.39%
                          (c)                             12.72%        n/a         n/a        -8.49%
                          (d)                             12.61%        n/a         n/a        -8.58%
                          (e)                             12.55%        n/a         n/a        -8.62%
                          (f)                             12.44%        n/a         n/a        -8.71%
                          (g)                             12.33%        n/a         n/a        -8.80%
                          (h)                             12.27%        n/a         n/a        -8.85%
                          (i)                             12.16%        n/a         n/a        -8.94%
                          (j)                             12.05%        n/a         n/a        -9.03%
                          (k)                             11.99%        n/a         n/a        -9.08%
                          (l)                             11.88%        n/a         n/a        -9.17%
                          (m)                             11.77%        n/a         n/a        -9.26%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/98
                          (a)                              4.93%       -3.34%       n/a         5.90%
                          (b)                              4.78%       -3.48%       n/a         5.74%
                          (c)                              4.67%       -3.58%       n/a         5.64%
                          (d)                              4.57%       -3.68%       n/a         5.53%
                          (e)                              4.51%       -3.72%       n/a         5.48%
                          (f)                              4.41%       -3.82%       n/a         5.37%
                          (g)                              4.30%       -3.92%       n/a         5.27%
                          (h)                              4.25%       -3.96%       n/a         5.22%
                          (i)                              4.15%       -4.06%       n/a         5.11%
                          (j)                              4.04%       -4.16%       n/a         5.01%
                          (k)                              3.99%       -4.20%       n/a         4.95%
                          (l)                              3.89%       -4.30%       n/a         4.85%
                          (m)                              3.78%       -4.40%       n/a         4.74%
MFS VALUE SERIES - SERVICE SHARES                                                                           1/2/02
                          (a)                             13.45%        n/a         n/a         6.00%
                          (b)                             13.28%        n/a         n/a         5.84%
                          (c)                             13.16%        n/a         n/a         5.73%
                          (d)                             13.05%        n/a         n/a         5.63%
                          (e)                             12.99%        n/a         n/a         5.57%
                          (f)                             12.88%        n/a         n/a         5.47%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             12.77%        n/a         n/a         5.36%
                          (h)                             12.71%        n/a         n/a         5.31%
                          (i)                             12.60%        n/a         n/a         5.21%
                          (j)                             12.49%        n/a         n/a         5.10%
                          (k)                             12.43%        n/a         n/a         5.05%
                          (l)                             12.32%        n/a         n/a         4.94%
                          (m)                             12.20%        n/a         n/a         4.84%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                         9/18/01
SHARES
                          (a)                              5.33%        n/a         n/a         3.73%
                          (b)                              5.18%        n/a         n/a         3.58%
                          (c)                              5.07%        n/a         n/a         3.47%
                          (d)                              4.97%        n/a         n/a         3.37%
                          (e)                              4.91%        n/a         n/a         3.32%
                          (f)                              4.81%        n/a         n/a         3.21%
                          (g)                              4.70%        n/a         n/a         3.11%
                          (h)                              4.65%        n/a         n/a         3.06%
                          (i)                              4.55%        n/a         n/a         2.96%
                          (j)                              4.44%        n/a         n/a         2.85%
                          (k)                              4.39%        n/a         n/a         2.80%
                          (l)                              4.29%        n/a         n/a         2.70%
                          (m)                              4.18%        n/a         n/a         2.60%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                           9/18/01
                          (a)                              7.42%        n/a         n/a         7.81%
                          (b)                              7.26%        n/a         n/a         7.65%
                          (c)                              7.16%        n/a         n/a         7.54%
                          (d)                              7.05%        n/a         n/a         7.43%
                          (e)                              7.00%        n/a         n/a         7.38%
                          (f)                              6.89%        n/a         n/a         7.27%
                          (g)                              6.78%        n/a         n/a         7.16%
                          (h)                              6.73%        n/a         n/a         7.11%
                          (i)                              6.62%        n/a         n/a         7.00%
                          (j)                              6.51%        n/a         n/a         6.89%
                          (k)                              6.46%        n/a         n/a         6.84%
                          (l)                              6.35%        n/a         n/a         6.73%
                          (m)                              6.25%        n/a         n/a         6.63%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                                                         3/19/01
SHARES
                          (a)                             15.74%        n/a         n/a         2.26%
                          (b)                             15.57%        n/a         n/a         2.11%
                          (c)                             15.45%        n/a         n/a         2.01%
                          (d)                             15.34%        n/a         n/a         1.90%
                          (e)                             15.28%        n/a         n/a         1.85%
                          (f)                             15.16%        n/a         n/a         1.75%
                          (g)                             15.05%        n/a         n/a         1.65%
                          (h)                             14.99%        n/a         n/a         1.60%
                          (i)                             14.88%        n/a         n/a         1.50%
                          (j)                             14.76%        n/a         n/a         1.40%
                          (k)                             14.70%        n/a         n/a         1.35%
                          (l)                             14.59%        n/a         n/a         1.24%
                          (m)                             14.47%        n/a         n/a         1.14%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          2/1/88
                          (a)                              9.78%       1.75%       9.48%        9.99%
                          (b)                              9.61%       1.59%       9.31%        9.83%
                          (c)                              9.50%       1.49%       9.20%        9.72%
                          (d)                              9.39%       1.39%       9.10%        9.61%
                          (e)                              9.34%       1.34%       9.04%        9.55%
                          (f)                              9.23%       1.24%       8.93%        9.44%
                          (g)                              9.12%       1.14%       8.82%        9.33%
                          (h)                              9.07%       1.09%       8.77%        9.28%
                          (i)                              8.96%       0.99%       8.66%        9.17%
                          (j)                              8.85%       0.89%       8.55%        9.06%
                          (k)                              8.79%       0.83%       8.50%        9.01%
                          (l)                              8.68%       0.73%       8.39%        8.90%
                          (m)                              8.58%       0.63%       8.28%        8.79%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       1/2/97
                          (a)                             14.80%       -3.64%       n/a         7.34%
                          (b)                             14.63%       -3.79%       n/a         7.18%
                          (c)                             14.51%       -3.89%       n/a         7.07%
                          (d)                             14.40%       -3.98%       n/a         6.97%
                          (e)                             14.34%       -4.03%       n/a         6.91%
                          (f)                             14.23%       -4.13%       n/a         6.81%
                          (g)                             14.11%       -4.22%       n/a         6.70%
                          (h)                             14.06%       -4.27%       n/a         6.65%
                          (i)                             13.94%       -4.36%       n/a         6.54%
                          (j)                             13.83%       -4.46%       n/a         6.43%
                          (k)                             13.77%       -4.51%       n/a         6.38%
                          (l)                             13.66%       -4.60%       n/a         6.27%
                          (m)                             13.54%       -4.70%       n/a         6.17%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/2/94
                          (a)                              8.98%      -13.20%      6.67%        6.94%
                          (b)                              8.82%      -13.33%      6.51%        6.78%
                          (c)                              8.71%      -13.42%      6.41%        6.68%
                          (d)                              8.60%      -13.51%      6.30%        6.57%
                          (e)                              8.55%      -13.55%      6.25%        6.52%
                          (f)                              8.44%      -13.64%      6.14%        6.41%
                          (g)                              8.33%      -13.72%      6.04%        6.30%
                          (h)                              8.28%      -13.77%      5.98%        6.25%
                          (i)                              8.17%      -13.85%      5.88%        6.14%
                          (j)                              8.06%      -13.94%      5.77%        6.04%
                          (k)                              8.01%      -13.98%      5.72%        5.98%
                          (l)                              7.90%      -14.07%      5.61%        5.88%
                          (m)                              7.79%      -14.15%      5.51%        5.77%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  1/2/97
                          (a)                             14.04%       8.96%        n/a         8.00%
                          (b)                             13.87%       8.80%        n/a         7.84%
                          (c)                             13.76%       8.69%        n/a         7.73%
                          (d)                             13.64%       8.58%        n/a         7.62%
                          (e)                             13.59%       8.53%        n/a         7.57%
                          (f)                             13.47%       8.42%        n/a         7.46%
                          (g)                             13.36%       8.31%        n/a         7.36%
                          (h)                             13.30%       8.26%        n/a         7.30%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                             13.19%       8.15%        n/a         7.20%
                          (j)                             13.08%       8.04%        n/a         7.09%
                          (k)                             13.02%       7.99%        n/a         7.03%
                          (l)                             12.91%       7.88%        n/a         6.93%
                          (m)                             12.79%       7.77%        n/a         6.82%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    2/1/88
                          (a)                              3.77%      -10.09%      8.07%       10.12%
                          (b)                              3.61%      -10.22%      7.91%        9.96%
                          (c)                              3.51%      -10.31%      7.80%        9.85%
                          (d)                              3.41%      -10.40%      7.69%        9.74%
                          (e)                              3.36%      -10.45%      7.64%        9.68%
                          (f)                              3.25%      -10.54%      7.53%        9.57%
                          (g)                              3.15%      -10.63%      7.42%        9.46%
                          (h)                              3.10%      -10.67%      7.37%        9.41%
                          (i)                              2.99%      -10.76%      7.26%        9.30%
                          (j)                              2.89%      -10.85%      7.15%        9.19%
                          (k)                              2.84%      -10.90%      7.10%        9.14%
                          (l)                              2.74%      -10.98%      6.99%        9.03%
                          (m)                              2.64%      -11.07%      6.88%        8.92%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                      3/4/96
                          (a)                             23.21%       2.30%        n/a        -1.66%
                          (b)                             23.03%       2.14%        n/a        -1.81%
                          (c)                             22.91%       2.04%        n/a        -1.90%
                          (d)                             22.78%       1.94%        n/a        -2.00%
                          (e)                             22.72%       1.89%        n/a        -2.05%
                          (f)                             22.60%       1.79%        n/a        -2.15%
                          (g)                             22.48%       1.69%        n/a        -2.25%
                          (h)                             22.42%       1.64%        n/a        -2.30%
                          (i)                             22.29%       1.53%        n/a        -2.39%
                          (j)                             22.17%       1.43%        n/a        -2.49%
                          (k)                             22.11%       1.38%        n/a        -2.54%
                          (l)                             21.99%       1.28%        n/a        -2.64%
                          (m)                             21.87%       1.18%        n/a        -2.73%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       9/18/00
CLASS II SHARES
                          (a)                             16.02%        n/a         n/a         7.01%
                          (b)                             15.84%        n/a         n/a         6.85%
                          (c)                             15.73%        n/a         n/a         6.74%
                          (d)                             15.61%        n/a         n/a         6.63%
                          (e)                             15.55%        n/a         n/a         6.58%
                          (f)                             15.44%        n/a         n/a         6.47%
                          (g)                             15.32%        n/a         n/a         6.37%
                          (h)                             15.27%        n/a         n/a         6.32%
                          (i)                             15.15%        n/a         n/a         6.21%
                          (j)                             15.04%        n/a         n/a         6.10%
                          (k)                             14.98%        n/a         n/a         6.05%
                          (l)                             14.86%        n/a         n/a         5.94%
                          (m)                             14.75%        n/a         n/a         5.84%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                              5.49%        n/a         n/a        -16.59%
                          (b)                              5.33%        n/a         n/a        -16.71%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (c)                              5.23%        n/a         n/a        -16.79%
                          (d)                              5.13%        n/a         n/a        -16.88%
                          (e)                              5.07%        n/a         n/a        -16.92%
                          (f)                              4.97%        n/a         n/a        -17.00%
                          (g)                              4.86%        n/a         n/a        -17.08%
                          (h)                              4.81%        n/a         n/a        -17.13%
                          (i)                              4.70%        n/a         n/a        -17.21%
                          (j)                              4.60%        n/a         n/a        -17.29%
                          (k)                              4.55%        n/a         n/a        -17.33%
                          (l)                              4.44%        n/a         n/a        -17.42%
                          (m)                              4.34%        n/a         n/a        -17.50%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             12.75%        n/a         n/a         3.60%
                          (b)                             12.58%        n/a         n/a         3.45%
                          (c)                             12.47%        n/a         n/a         3.34%
                          (d)                             12.35%        n/a         n/a         3.24%
                          (e)                             12.30%        n/a         n/a         3.19%
                          (f)                             12.19%        n/a         n/a         3.09%
                          (g)                             12.07%        n/a         n/a         2.98%
                          (h)                             12.02%        n/a         n/a         2.93%
                          (i)                             11.91%        n/a         n/a         2.83%
                          (j)                             11.80%        n/a         n/a         2.73%
                          (k)                             11.74%        n/a         n/a         2.67%
                          (l)                             11.63%        n/a         n/a         2.57%
                          (m)                             11.52%        n/a         n/a         2.47%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                           5/1/95
                          (a)                             11.94%       7.22%        n/a         9.27%
                          (b)                             11.77%       7.05%        n/a         9.11%
                          (c)                             11.66%       6.95%        n/a         9.00%
                          (d)                             11.55%       6.84%        n/a         8.89%
                          (e)                             11.49%       6.79%        n/a         8.83%
                          (f)                             11.38%       6.68%        n/a         8.72%
                          (g)                             11.27%       6.57%        n/a         8.62%
                          (h)                             11.21%       6.52%        n/a         8.56%
                          (i)                             11.10%       6.41%        n/a         8.45%
                          (j)                             10.99%       6.31%        n/a         8.34%
                          (k)                             10.94%       6.26%        n/a         8.29%
                          (l)                             10.82%       6.15%        n/a         8.18%
                          (m)                             10.71%       6.04%        n/a         8.07%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                              7.63%       -2.20%      7.86%        8.44%
                          (b)                              7.46%       -2.35%      7.70%        8.28%
                          (c)                              7.36%       -2.45%      7.59%        8.17%
                          (d)                              7.25%       -2.55%      7.48%        8.06%
                          (e)                              7.20%       -2.59%      7.43%        8.01%
                          (f)                              7.09%       -2.69%      7.32%        7.90%
                          (g)                              6.98%       -2.79%      7.21%        7.79%
                          (h)                              6.93%       -2.84%      7.16%        7.74%
                          (i)                              6.82%       -2.94%      7.05%        7.63%
                          (j)                              6.72%       -3.03%      6.95%        7.52%
                          (k)                              6.66%       -3.08%      6.89%        7.47%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (l)                              6.55%       -3.18%      6.79%        7.36%
                          (m)                              6.45%       -3.27%      6.68%        7.26%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                             10/15/97
                          (a)                              8.25%       -4.30%       n/a         0.41%
                          (b)                              8.09%       -4.44%       n/a         0.26%
                          (c)                              7.98%       -4.54%       n/a         0.16%
                          (d)                              7.87%       -4.63%       n/a         0.06%
                          (e)                              7.82%       -4.68%       n/a         0.01%
                          (f)                              7.71%       -4.77%       n/a        -0.09%
                          (g)                              7.60%       -4.87%       n/a        -0.19%
                          (h)                              7.55%       -4.92%       n/a        -0.24%
                          (i)                              7.44%       -5.01%       n/a        -0.34%
                          (j)                              7.34%       -5.11%       n/a        -0.44%
                          (k)                              7.28%       -5.15%       n/a        -0.49%
                          (l)                              7.17%       -5.25%       n/a        -0.59%
                          (m)                              7.07%       -5.34%       n/a        -0.69%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                              2.07%      -11.79%      5.16%        6.66%
                          (b)                              1.91%      -11.92%      5.00%        6.50%
                          (c)                              1.81%      -12.01%      4.89%        6.39%
                          (d)                              1.71%      -12.10%      4.79%        6.29%
                          (e)                              1.66%      -12.14%      4.74%        6.23%
                          (f)                              1.56%      -12.23%      4.63%        6.13%
                          (g)                              1.45%      -12.32%      4.53%        6.02%
                          (h)                              1.40%      -12.36%      4.47%        5.97%
                          (i)                              1.30%      -12.45%      4.37%        5.86%
                          (j)                              1.20%      -12.53%      4.27%        5.76%
                          (k)                              1.15%      -12.58%      4.21%        5.70%
                          (l)                              1.05%      -12.66%      4.11%        5.60%
                          (m)                              0.95%      -12.75%      4.01%        5.49%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                                                     5/3/94
                          (a)                             12.63%       -7.40%      8.08%        7.58%
                          (b)                             12.46%       -7.53%      7.92%        7.42%
                          (c)                             12.35%       -7.63%      7.81%        7.32%
                          (d)                             12.24%       -7.72%      7.70%        7.21%
                          (e)                             12.18%       -7.77%      7.65%        7.15%
                          (f)                             12.07%       -7.86%      7.54%        7.05%
                          (g)                             11.96%       -7.95%      7.43%        6.94%
                          (h)                             11.90%       -8.00%      7.38%        6.89%
                          (i)                             11.79%       -8.09%      7.27%        6.78%
                          (j)                             11.68%       -8.18%      7.16%        6.67%
                          (k)                             11.62%       -8.23%      7.11%        6.62%
                          (l)                             11.51%       -8.32%      7.00%        6.51%
                          (m)                             11.40%       -8.41%      6.90%        6.41%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                                                      5/1/92
                          (a)                             21.21%       4.52%       8.82%        9.11%
                          (b)                             21.02%       4.37%       8.66%        8.95%
                          (c)                             20.90%       4.26%       8.55%        8.84%
                          (d)                             20.78%       4.16%       8.44%        8.73%
                          (e)                             20.72%       4.11%       8.38%        8.68%
                          (f)                             20.60%       4.00%       8.28%        8.57%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             20.48%       3.90%       8.17%        8.46%
                          (h)                             20.42%       3.85%       8.11%        8.41%
                          (i)                             20.30%       3.74%       8.01%        8.30%
                          (j)                             20.18%       3.64%       7.90%        8.19%
                          (k)                             20.12%       3.59%       7.84%        8.14%
                          (l)                             20.00%       3.48%       7.74%        8.03%
                          (m)                             19.88%       3.38%       7.63%        7.92%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                              8.73%       -8.80%       n/a         5.79%
                          (b)                              8.56%       -8.93%       n/a         5.64%
                          (c)                              8.46%       -9.02%       n/a         5.53%
                          (d)                              8.35%       -9.12%       n/a         5.42%
                          (e)                              8.29%       -9.16%       n/a         5.37%
                          (f)                              8.19%       -9.25%       n/a         5.27%
                          (g)                              8.08%       -9.34%       n/a         5.16%
                          (h)                              8.02%       -9.39%       n/a         5.11%
                          (i)                              7.92%       -9.48%       n/a         5.00%
                          (j)                              7.81%       -9.57%       n/a         4.90%
                          (k)                              7.75%       -9.61%       n/a         4.85%
                          (l)                              7.65%       -9.70%       n/a         4.74%
                          (m)                              7.54%       -9.79%       n/a         4.64%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                             4/4/97
PORTFOLIO
                          (a)                             14.85%       -4.65%       n/a        18.30%
                          (b)                             14.68%       -4.79%       n/a        18.13%
                          (c)                             14.57%       -4.89%       n/a        18.01%
                          (d)                             14.45%       -4.98%       n/a        17.89%
                          (e)                             14.40%       -5.03%       n/a        17.83%
                          (f)                             14.28%       -5.13%       n/a        17.71%
                          (g)                             14.17%       -5.22%       n/a        17.60%
                          (h)                             14.11%       -5.27%       n/a        17.54%
                          (i)                             14.00%       -5.36%       n/a        17.42%
                          (j)                             13.88%       -5.46%       n/a        17.30%
                          (k)                             13.82%       -5.50%       n/a        17.24%
                          (l)                             13.71%       -5.60%       n/a        17.13%
                          (m)                             13.60%       -5.69%       n/a        17.01%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             12.92%       -2.99%      6.73%        7.76%
                          (b)                             12.75%       -3.13%      6.57%        7.59%
                          (c)                             12.64%       -3.23%      6.47%        7.49%
                          (d)                             12.53%       -3.33%      6.36%        7.38%
                          (e)                             12.47%       -3.37%      6.31%        7.32%
                          (f)                             12.36%       -3.47%      6.20%        7.22%
                          (g)                             12.25%       -3.57%      6.09%        7.11%
                          (h)                             12.19%       -3.62%      6.04%        7.06%
                          (i)                             12.08%       -3.71%      5.94%        6.95%
                          (j)                             11.97%       -3.81%      5.83%        6.84%
                          (k)                             11.91%       -3.86%      5.78%        6.79%
                          (l)                             11.80%       -3.95%      5.67%        6.68%
                          (m)                             11.69%       -4.05%      5.57%        6.58%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                             13.64%       13.89%       n/a         7.80%
                          (b)                             13.47%       13.72%       n/a         7.64%
                          (c)                             13.35%       13.61%       n/a         7.53%
                          (d)                             13.24%       13.49%       n/a         7.43%
                          (e)                             13.19%       13.44%       n/a         7.37%
                          (f)                             13.07%       13.32%       n/a         7.27%
                          (g)                             12.96%       13.21%       n/a         7.16%
                          (h)                             12.90%       13.15%       n/a         7.11%
                          (i)                             12.79%       13.04%       n/a         7.00%
                          (j)                             12.68%       12.93%       n/a         6.89%
                          (k)                             12.62%       12.87%       n/a         6.84%
                          (l)                             12.51%       12.76%       n/a         6.73%
                          (m)                             12.39%       12.64%       n/a         6.62%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             13.32%       1.19%       8.60%        8.50%
                          (b)                             13.16%       1.04%       8.44%        8.34%
                          (c)                             13.04%       0.94%       8.33%        8.23%
                          (d)                             12.93%       0.83%       8.22%        8.12%
                          (e)                             12.87%       0.78%       8.17%        8.07%
                          (f)                             12.76%       0.68%       8.06%        7.96%
                          (g)                             12.65%       0.58%       7.95%        7.85%
                          (h)                             12.59%       0.53%       7.90%        7.80%
                          (i)                             12.48%       0.43%       7.79%        7.69%
                          (j)                             12.37%       0.33%       7.68%        7.58%
                          (k)                             12.31%       0.28%       7.63%        7.53%
                          (l)                             12.20%       0.18%       7.52%        7.42%
                          (m)                             12.08%       0.08%       7.42%        7.31%

                           AVERAGE ANNUAL TOTAL RETURN
                                     C CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2004 are shown in the tables below.

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
ADVANTUS BOND                                                                                              12/3/85
                          (a)                              3.36%       6.15%       5.67%        6.01%
                          (b)                              3.21%       5.99%       5.51%        5.85%
                          (c)                              3.11%       5.89%       5.41%        5.75%
                          (d)                              3.00%       5.78%       5.30%        5.64%
                          (e)                              2.95%       5.73%       5.25%        5.59%
                          (f)                              2.85%       5.62%       5.14%        5.48%
                          (g)                              2.75%       5.52%       5.04%        5.38%
                          (h)                              2.69%       5.46%       4.99%        5.32%
                          (i)                              2.59%       5.36%       4.88%        5.22%
                          (j)                              2.49%       5.25%       4.78%        5.11%
                          (k)                              2.44%       5.20%       4.72%        5.06%
                          (l)                              2.33%       5.09%       4.62%        4.96%
                          (m)                              2.23%       4.99%       4.52%        4.85%
ADVANTUS INDEX 400 MID-CAP                                                                                 10/1/97
                          (a)                             13.95%       7.05%        n/a         8.76%
                          (b)                             13.78%       6.90%        n/a         8.60%
                          (c)                             13.67%       6.79%        n/a         8.49%
                          (d)                             13.55%       6.68%        n/a         8.38%
                          (e)                             13.49%       6.63%        n/a         8.33%
                          (f)                             13.38%       6.52%        n/a         8.22%
                          (g)                             13.27%       6.41%        n/a         8.11%
                          (h)                             13.21%       6.36%        n/a         8.06%
                          (i)                             13.10%       6.26%        n/a         7.95%
                          (j)                             12.98%       6.15%        n/a         7.84%
                          (k)                             12.93%       6.10%        n/a         7.79%
                          (l)                             12.82%       5.99%        n/a         7.68%
                          (m)                             12.70%       5.88%        n/a         7.57%
ADVANTUS INDEX 500                                                                                          5/1/87
                          (a)                              8.70%       -4.18%      9.75%        8.77%
                          (b)                              8.53%       -4.33%      9.58%        8.61%
                          (c)                              8.43%       -4.42%      9.47%        8.50%
                          (d)                              8.32%       -4.52%      9.36%        8.39%
                          (e)                              8.26%       -4.57%      9.31%        8.34%
                          (f)                              8.16%       -4.66%      9.20%        8.23%
                          (g)                              8.05%       -4.76%      9.09%        8.12%
                          (h)                              7.99%       -4.80%      9.03%        8.07%
                          (i)                              7.89%       -4.90%      8.93%        7.96%
                          (j)                              7.78%       -5.00%      8.82%        7.85%
                          (k)                              7.72%       -5.04%      8.76%        7.80%
                          (l)                              7.62%       -5.14%      8.65%        7.69%
                          (m)                              7.51%       -5.23%      8.54%        7.58%
ADVANTUS MONEY MARKET                                                                                      12/3/85
                          (a)                             -0.79%       0.87%       2.13%        2.93%
                          (b)                             -0.94%       0.72%       1.98%        2.77%
                          (c)                             -1.04%       0.62%       1.88%        2.67%
                          (d)                             -1.15%       0.51%       1.77%        2.57%
                          (e)                             -1.19%       0.47%       1.72%        2.52%
                          (f)                             -1.30%       0.36%       1.62%        2.41%
                          (g)                             -1.40%       0.26%       1.52%        2.31%
                          (h)                             -1.44%       0.21%       1.47%        2.26%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                             -1.55%       0.11%       1.37%        2.16%
                          (j)                             -1.64%       0.01%       1.27%        2.06%
                          (k)                             -1.69%       -0.04%      1.21%        2.00%
                          (l)                             -1.79%       -0.14%      1.11%        1.90%
                          (m)                             -1.88%       -0.24%      1.01%        1.80%
ADVANTUS MORTGAGE SECURITIES                                                                                5/1/87
                          (a)                              3.20%       6.19%       6.29%        6.34%
                          (b)                              3.04%       6.03%       6.14%        6.18%
                          (c)                              2.94%       5.93%       6.03%        6.08%
                          (d)                              2.84%       5.82%       5.92%        5.97%
                          (e)                              2.79%       5.77%       5.87%        5.92%
                          (f)                              2.68%       5.66%       5.76%        5.81%
                          (g)                              2.58%       5.56%       5.66%        5.71%
                          (h)                              2.53%       5.51%       5.61%        5.66%
                          (i)                              2.43%       5.40%       5.50%        5.55%
                          (j)                              2.32%       5.30%       5.40%        5.44%
                          (k)                              2.27%       5.24%       5.34%        5.39%
                          (l)                              2.17%       5.14%       5.24%        5.29%
                          (m)                              2.07%       5.03%       5.13%        5.18%
ADVANTUS REAL ESTATE SECURITIES                                                                             5/1/98
                          (a)                             33.44%       21.40%       n/a        11.78%
                          (b)                             33.24%       21.22%       n/a        11.61%
                          (c)                             33.11%       21.10%       n/a        11.50%
                          (d)                             32.97%       20.98%       n/a        11.39%
                          (e)                             32.91%       20.92%       n/a        11.34%
                          (f)                             32.77%       20.80%       n/a        11.22%
                          (g)                             32.64%       20.67%       n/a        11.11%
                          (h)                             32.58%       20.61%       n/a        11.06%
                          (i)                             32.44%       20.49%       n/a        10.95%
                          (j)                             32.31%       20.37%       n/a        10.84%
                          (k)                             32.24%       20.31%       n/a        10.78%
                          (l)                             32.11%       20.19%       n/a        10.67%
                          (m)                             31.98%       20.07%       n/a        10.56%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/98
                          (a)                              9.75%       -5.37%       n/a         0.82%
                          (b)                              9.59%       -5.51%       n/a         0.67%
                          (c)                              9.48%       -5.60%       n/a         0.57%
                          (d)                              9.37%       -5.70%       n/a         0.47%
                          (e)                              9.32%       -5.74%       n/a         0.42%
                          (f)                              9.21%       -5.84%       n/a         0.32%
                          (g)                              9.10%       -5.93%       n/a         0.22%
                          (h)                              9.04%       -5.98%       n/a         0.17%
                          (i)                              8.93%       -6.07%       n/a         0.07%
                          (j)                              8.83%       -6.17%       n/a        -0.03%
                          (k)                              8.77%       -6.21%       n/a        -0.08%
                          (l)                              8.66%       -6.31%       n/a        -0.18%
                          (m)                              8.55%       -6.40%       n/a        -0.28%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/98
                          (a)                              5.59%       -4.25%       n/a         0.79%
                          (b)                              5.43%       -4.39%       n/a         0.64%
                          (c)                              5.33%       -4.48%       n/a         0.54%
                          (d)                              5.22%       -4.58%       n/a         0.44%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (e)                              5.17%       -4.63%       n/a         0.39%
                          (f)                              5.07%       -4.72%       n/a         0.29%
                          (g)                              4.96%       -4.82%       n/a         0.18%
                          (h)                              4.91%       -4.86%       n/a         0.13%
                          (i)                              4.80%       -4.96%       n/a         0.03%
                          (j)                              4.70%       -5.06%       n/a        -0.07%
                          (k)                              4.65%       -5.10%       n/a        -0.12%
                          (l)                              4.54%       -5.20%       n/a        -0.22%
                          (m)                              4.44%       -5.29%       n/a        -0.32%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                          12/29/99
SHARES
                          (a)                              6.24%      -12.37%       n/a        -12.37%
                          (b)                              6.08%      -12.50%       n/a        -12.50%
                          (c)                              5.98%      -12.59%       n/a        -12.58%
                          (d)                              5.87%      -12.68%       n/a        -12.67%
                          (e)                              5.82%      -12.72%       n/a        -12.71%
                          (f)                              5.71%      -12.81%       n/a        -12.80%
                          (g)                              5.61%      -12.90%       n/a        -12.89%
                          (h)                              5.55%      -12.94%       n/a        -12.93%
                          (i)                              5.45%      -13.03%       n/a        -13.02%
                          (j)                              5.34%      -13.11%       n/a        -13.11%
                          (k)                              5.29%      -13.16%       n/a        -13.15%
                          (l)                              5.18%      -13.25%       n/a        -13.24%
                          (m)                              5.08%      -13.33%       n/a        -13.32%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/5/93
                          (a)                              3.87%       -8.95%      6.57%        6.96%
                          (b)                              3.72%       -9.08%      6.41%        6.80%
                          (c)                              3.61%       -9.17%      6.30%        6.69%
                          (d)                              3.51%       -9.26%      6.20%        6.59%
                          (e)                              3.46%       -9.31%      6.14%        6.53%
                          (f)                              3.35%       -9.40%      6.04%        6.43%
                          (g)                              3.25%       -9.49%      5.93%        6.32%
                          (h)                              3.20%       -9.54%      5.88%        6.27%
                          (i)                              3.09%       -9.63%      5.77%        6.16%
                          (j)                              2.99%       -9.72%      5.67%        6.05%
                          (k)                              2.94%       -9.76%      5.61%        6.00%
                          (l)                              2.84%       -9.85%      5.51%        5.90%
                          (m)                              2.73%       -9.94%      5.40%        5.79%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                        10/30/97
SHARES
                          (a)                             10.84%       -2.49%       n/a         4.47%
                          (b)                             10.68%       -2.63%       n/a         4.31%
                          (c)                             10.57%       -2.73%       n/a         4.21%
                          (d)                             10.46%       -2.83%       n/a         4.11%
                          (e)                             10.40%       -2.87%       n/a         4.05%
                          (f)                             10.29%       -2.97%       n/a         3.95%
                          (g)                             10.18%       -3.07%       n/a         3.85%
                          (h)                             10.13%       -3.12%       n/a         3.79%
                          (i)                             10.02%       -3.21%       n/a         3.69%
                          (j)                              9.91%       -3.31%       n/a         3.59%
                          (k)                              9.85%       -3.36%       n/a         3.53%
                          (l)                              9.74%       -3.46%       n/a         3.43%
                          (m)                              9.63%       -3.55%       n/a         3.33%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/01
                          (a)                              8.89%        n/a         n/a        -1.21%
                          (b)                              8.73%        n/a         n/a        -1.36%
                          (c)                              8.62%        n/a         n/a        -1.46%
                          (d)                              8.51%        n/a         n/a        -1.55%
                          (e)                              8.45%        n/a         n/a        -1.60%
                          (f)                              8.35%        n/a         n/a        -1.70%
                          (g)                              8.24%        n/a         n/a        -1.80%
                          (h)                              8.18%        n/a         n/a        -1.85%
                          (i)                              8.08%        n/a         n/a        -1.95%
                          (j)                              7.97%        n/a         n/a        -2.05%
                          (k)                              7.91%        n/a         n/a        -2.09%
                          (l)                              7.81%        n/a         n/a        -2.19%
                          (m)                              7.70%        n/a         n/a        -2.29%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/96
                          (a)                             12.42%       9.57%        n/a         9.41%
                          (b)                             12.25%       9.40%        n/a         9.25%
                          (c)                             12.14%       9.29%        n/a         9.14%
                          (d)                             12.03%       9.18%        n/a         9.03%
                          (e)                             11.97%       9.13%        n/a         8.98%
                          (f)                             11.86%       9.02%        n/a         8.87%
                          (g)                             11.75%       8.91%        n/a         8.76%
                          (h)                             11.69%       8.86%        n/a         8.70%
                          (i)                             11.58%       8.75%        n/a         8.59%
                          (j)                             11.47%       8.64%        n/a         8.49%
                          (k)                             11.41%       8.59%        n/a         8.43%
                          (l)                             11.30%       8.48%        n/a         8.32%
                          (m)                             11.19%       8.37%        n/a         8.22%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      1/3/95
                          (a)                             13.39%       0.14%        n/a        12.20%
                          (b)                             13.22%       -0.01%       n/a        12.04%
                          (c)                             13.11%       -0.11%       n/a        11.92%
                          (d)                             12.99%       -0.21%       n/a        11.81%
                          (e)                             12.94%       -0.26%       n/a        11.76%
                          (f)                             12.82%       -0.36%       n/a        11.64%
                          (g)                             12.71%       -0.46%       n/a        11.53%
                          (h)                             12.65%       -0.51%       n/a        11.48%
                          (i)                             12.54%       -0.60%       n/a        11.37%
                          (j)                             12.43%       -0.70%       n/a        11.25%
                          (k)                             12.37%       -0.75%       n/a        11.20%
                          (l)                             12.26%       -0.85%       n/a        11.09%
                          (m)                             12.15%       -0.95%       n/a        10.98%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                      10/9/86
                          (a)                              9.52%       2.59%       9.44%        9.35%
                          (b)                              9.36%       2.44%       9.27%        9.19%
                          (c)                              9.25%       2.34%       9.16%        9.08%
                          (d)                              9.14%       2.23%       9.06%        8.97%
                          (e)                              9.09%       2.18%       9.00%        8.91%
                          (f)                              8.98%       2.08%       8.89%        8.80%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                              8.87%       1.98%       8.78%        8.70%
                          (h)                              8.81%       1.93%       8.73%        8.64%
                          (i)                              8.70%       1.83%       8.62%        8.53%
                          (j)                              8.60%       1.72%       8.51%        8.42%
                          (k)                              8.54%       1.67%       8.46%        8.37%
                          (l)                              8.43%       1.57%       8.35%        8.26%
                          (m)                              8.32%       1.47%       8.24%        8.15%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                            12/28/98
                          (a)                             22.74%       13.05%       n/a        18.63%
                          (b)                             22.56%       12.88%       n/a        18.45%
                          (c)                             22.43%       12.76%       n/a        18.33%
                          (d)                             22.31%       12.65%       n/a        18.22%
                          (e)                             22.25%       12.60%       n/a        18.16%
                          (f)                             22.13%       12.48%       n/a        18.04%
                          (g)                             22.01%       12.37%       n/a        17.92%
                          (h)                             21.95%       12.31%       n/a        17.86%
                          (i)                             21.82%       12.20%       n/a        17.74%
                          (j)                             21.70%       12.09%       n/a        17.63%
                          (k)                             21.64%       12.03%       n/a        17.57%
                          (l)                             21.52%       11.92%       n/a        17.45%
                          (m)                             21.40%       11.81%       n/a        17.33%
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                                                    11/1/95
                          (a)                              9.76%       -6.11%       n/a         8.21%
                          (b)                              9.59%       -6.25%       n/a         8.05%
                          (c)                              9.49%       -6.35%       n/a         7.94%
                          (d)                              9.38%       -6.44%       n/a         7.84%
                          (e)                              9.32%       -6.49%       n/a         7.78%
                          (f)                              9.21%       -6.58%       n/a         7.67%
                          (g)                              9.10%       -6.68%       n/a         7.57%
                          (h)                              9.05%       -6.72%       n/a         7.51%
                          (i)                              8.94%       -6.82%       n/a         7.41%
                          (j)                              8.83%       -6.91%       n/a         7.30%
                          (k)                              8.78%       -6.96%       n/a         7.24%
                          (l)                              8.67%       -7.05%       n/a         7.14%
                          (m)                              8.56%       -7.14%       n/a         7.03%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/96
FUND - CLASS 2
                          (a)                              6.27%       -1.87%       n/a         7.17%
                          (b)                              6.11%       -2.02%       n/a         7.01%
                          (c)                              6.01%       -2.12%       n/a         6.91%
                          (d)                              5.90%       -2.22%       n/a         6.80%
                          (e)                              5.85%       -2.26%       n/a         6.75%
                          (f)                              5.74%       -2.36%       n/a         6.64%
                          (g)                              5.64%       -2.46%       n/a         6.53%
                          (h)                              5.59%       -2.51%       n/a         6.48%
                          (i)                              5.48%       -2.61%       n/a         6.37%
                          (j)                              5.37%       -2.70%       n/a         6.27%
                          (k)                              5.32%       -2.75%       n/a         6.21%
                          (l)                              5.22%       -2.85%       n/a         6.11%
                          (m)                              5.11%       -2.95%       n/a         6.00%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                                                     11/8/96
CLASS 2
                          (a)                             10.90%       6.88%        n/a         7.77%
                          (b)                             10.73%       6.72%        n/a         7.61%
                          (c)                             10.62%       6.61%        n/a         7.50%
                          (d)                             10.51%       6.50%        n/a         7.40%
                          (e)                             10.46%       6.45%        n/a         7.34%
                          (f)                             10.35%       6.35%        n/a         7.24%
                          (g)                             10.24%       6.24%        n/a         7.13%
                          (h)                             10.18%       6.19%        n/a         7.07%
                          (i)                             10.07%       6.08%        n/a         6.97%
                          (j)                              9.96%       5.97%        n/a         6.86%
                          (k)                              9.91%       5.92%        n/a         6.81%
                          (l)                              9.80%       5.81%        n/a         6.70%
                          (m)                              9.69%       5.71%        n/a         6.59%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                     9/13/93
                          (a)                              6.63%       -0.05%      10.72%       9.98%
                          (b)                              6.47%       -0.20%      10.55%       9.82%
                          (c)                              6.36%       -0.30%      10.44%       9.71%
                          (d)                              6.25%       -0.40%      10.33%       9.60%
                          (e)                              6.20%       -0.45%      10.27%       9.55%
                          (f)                              6.09%       -0.55%      10.16%       9.44%
                          (g)                              5.99%       -0.64%      10.05%       9.33%
                          (h)                              5.94%       -0.69%      10.00%       9.27%
                          (i)                              5.83%       -0.79%      9.89%        9.16%
                          (j)                              5.72%       -0.89%      9.78%        9.05%
                          (k)                              5.67%       -0.94%      9.72%        9.00%
                          (l)                              5.57%       -1.04%      9.61%        8.89%
                          (m)                              5.46%       -1.14%      9.50%        8.78%
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                                                         5/1/97
                          (a)                             16.15%       -6.77%       n/a        11.01%
                          (b)                             15.98%       -6.91%       n/a        10.85%
                          (c)                             15.86%       -7.01%       n/a        10.74%
                          (d)                             15.75%       -7.10%       n/a        10.63%
                          (e)                             15.69%       -7.14%       n/a        10.57%
                          (f)                             15.57%       -7.24%       n/a        10.46%
                          (g)                             15.46%       -7.33%       n/a        10.35%
                          (h)                             15.40%       -7.38%       n/a        10.30%
                          (i)                             15.29%       -7.47%       n/a        10.19%
                          (j)                             15.17%       -7.56%       n/a        10.08%
                          (k)                             15.11%       -7.61%       n/a        10.02%
                          (l)                             15.00%       -7.70%       n/a         9.91%
                          (m)                             14.88%       -7.79%       n/a         9.80%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         5/2/94
SERVICE SHARES
                          (a)                             16.86%       -6.77%      10.56%       9.63%
                          (b)                             16.69%       -6.91%      10.40%       9.46%
                          (c)                             16.57%       -7.00%      10.29%       9.35%
                          (d)                             16.45%       -7.09%      10.18%       9.24%
                          (e)                             16.40%       -7.14%      10.12%       9.19%
                          (f)                             16.28%       -7.23%      10.01%       9.08%
                          (g)                             16.16%       -7.32%      9.90%        8.97%
                          (h)                             16.11%       -7.37%      9.85%        8.92%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (i)                             15.99%       -7.46%      9.74%        8.81%
                          (j)                             15.87%       -7.56%      9.63%        8.70%
                          (k)                             15.82%       -7.60%      9.57%        8.64%
                          (l)                             15.70%       -7.69%      9.46%        8.53%
                          (m)                             15.58%       -7.79%      9.35%        8.43%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/3/99
                          (a)                              7.31%       -8.84%       n/a        -2.38%
                          (b)                              7.15%       -8.98%       n/a        -2.53%
                          (c)                              7.04%       -9.07%       n/a        -2.63%
                          (d)                              6.93%       -9.16%       n/a        -2.72%
                          (e)                              6.88%       -9.20%       n/a        -2.77%
                          (f)                              6.77%       -9.29%       n/a        -2.87%
                          (g)                              6.67%       -9.39%       n/a        -2.97%
                          (h)                              6.61%       -9.43%       n/a        -3.01%
                          (i)                              6.51%       -9.52%       n/a        -3.11%
                          (j)                              6.40%       -9.61%       n/a        -3.21%
                          (k)                              6.35%       -9.66%       n/a        -3.26%
                          (l)                              6.24%       -9.75%       n/a        -3.35%
                          (m)                              6.13%       -9.84%       n/a        -3.45%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/00
                          (a)                             12.62%        n/a         n/a        -8.57%
                          (b)                             12.45%        n/a         n/a        -8.70%
                          (c)                             12.34%        n/a         n/a        -8.79%
                          (d)                             12.23%        n/a         n/a        -8.89%
                          (e)                             12.17%        n/a         n/a        -8.93%
                          (f)                             12.06%        n/a         n/a        -9.02%
                          (g)                             11.95%        n/a         n/a        -9.11%
                          (h)                             11.89%        n/a         n/a        -9.16%
                          (i)                             11.78%        n/a         n/a        -9.25%
                          (j)                             11.67%        n/a         n/a        -9.34%
                          (k)                             11.61%        n/a         n/a        -9.39%
                          (l)                             11.50%        n/a         n/a        -9.48%
                          (m)                             11.39%        n/a         n/a        -9.57%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/98
                          (a)                              4.58%       -3.67%       n/a         5.54%
                          (b)                              4.42%       -3.81%       n/a         5.38%
                          (c)                              4.31%       -3.91%       n/a         5.28%
                          (d)                              4.21%       -4.00%       n/a         5.17%
                          (e)                              4.16%       -4.05%       n/a         5.12%
                          (f)                              4.05%       -4.15%       n/a         5.02%
                          (g)                              3.95%       -4.24%       n/a         4.91%
                          (h)                              3.90%       -4.29%       n/a         4.86%
                          (i)                              3.79%       -4.39%       n/a         4.75%
                          (j)                              3.69%       -4.48%       n/a         4.65%
                          (k)                              3.64%       -4.53%       n/a         4.60%
                          (l)                              3.53%       -4.62%       n/a         4.49%
                          (m)                              3.43%       -4.72%       n/a         4.39%
MFS VALUE SERIES - SERVICE SHARES                                                                           1/2/02
                          (a)                             13.06%        n/a         n/a         5.64%
                          (b)                             12.89%        n/a         n/a         5.48%
                          (c)                             12.78%        n/a         n/a         5.37%
                          (d)                             12.66%        n/a         n/a         5.27%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (e)                             12.61%        n/a         n/a         5.22%
                          (f)                             12.50%        n/a         n/a         5.11%
                          (g)                             12.38%        n/a         n/a         5.01%
                          (h)                             12.33%        n/a         n/a         4.95%
                          (i)                             12.21%        n/a         n/a         4.85%
                          (j)                             12.10%        n/a         n/a         4.74%
                          (k)                             12.05%        n/a         n/a         4.69%
                          (l)                             11.94%        n/a         n/a         4.59%
                          (m)                             11.82%        n/a         n/a         4.48%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                         9/18/01
SHARES
                          (a)                              4.98%        n/a         n/a         3.38%
                          (b)                              4.82%        n/a         n/a         3.22%
                          (c)                              4.71%        n/a         n/a         3.12%
                          (d)                              4.61%        n/a         n/a         3.02%
                          (e)                              4.56%        n/a         n/a         2.97%
                          (f)                              4.45%        n/a         n/a         2.86%
                          (g)                              4.35%        n/a         n/a         2.76%
                          (h)                              4.30%        n/a         n/a         2.71%
                          (i)                              4.19%        n/a         n/a         2.61%
                          (j)                              4.09%        n/a         n/a         2.50%
                          (k)                              4.04%        n/a         n/a         2.45%
                          (l)                              3.93%        n/a         n/a         2.35%
                          (m)                              3.83%        n/a         n/a         2.25%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                           9/18/01
                          (a)                              7.06%        n/a         n/a         7.44%
                          (b)                              6.90%        n/a         n/a         7.28%
                          (c)                              6.79%        n/a         n/a         7.17%
                          (d)                              6.69%        n/a         n/a         7.07%
                          (e)                              6.63%        n/a         n/a         7.01%
                          (f)                              6.52%        n/a         n/a         6.90%
                          (g)                              6.42%        n/a         n/a         6.80%
                          (h)                              6.36%        n/a         n/a         6.74%
                          (i)                              6.26%        n/a         n/a         6.64%
                          (j)                              6.15%        n/a         n/a         6.53%
                          (k)                              6.10%        n/a         n/a         6.48%
                          (l)                              5.99%        n/a         n/a         6.37%
                          (m)                              5.89%        n/a         n/a         6.27%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                                                         3/19/01
SHARES
                          (a)                             15.35%        n/a         n/a         1.91%
                          (b)                             15.17%        n/a         n/a         1.76%
                          (c)                             15.06%        n/a         n/a         1.66%
                          (d)                             14.94%        n/a         n/a         1.56%
                          (e)                             14.89%        n/a         n/a         1.51%
                          (f)                             14.77%        n/a         n/a         1.41%
                          (g)                             14.66%        n/a         n/a         1.31%
                          (h)                             14.60%        n/a         n/a         1.25%
                          (i)                             14.48%        n/a         n/a         1.15%
                          (j)                             14.37%        n/a         n/a         1.05%
                          (k)                             14.31%        n/a         n/a         1.00%
                          (l)                             14.20%        n/a         n/a         0.90%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (m)                             14.08%        n/a         n/a         0.80%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          2/1/88
                          (a)                              9.40%       1.40%       9.11%        9.62%
                          (b)                              9.24%       1.25%       8.94%        9.45%
                          (c)                              9.13%       1.15%       8.83%        9.34%
                          (d)                              9.02%       1.05%       8.72%        9.23%
                          (e)                              8.97%       1.00%       8.67%        9.18%
                          (f)                              8.86%       0.90%       8.56%        9.07%
                          (g)                              8.75%       0.79%       8.45%        8.96%
                          (h)                              8.69%       0.74%       8.40%        8.91%
                          (i)                              8.59%       0.64%       8.29%        8.80%
                          (j)                              8.48%       0.54%       8.18%        8.69%
                          (k)                              8.42%       0.49%       8.13%        8.64%
                          (l)                              8.31%       0.39%       8.02%        8.53%
                          (m)                              8.21%       0.29%       7.91%        8.42%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       1/2/97
                          (a)                             14.41%       -3.97%       n/a         6.98%
                          (b)                             14.24%       -4.12%       n/a         6.82%
                          (c)                             14.12%       -4.21%       n/a         6.71%
                          (d)                             14.01%       -4.31%       n/a         6.60%
                          (e)                             13.95%       -4.35%       n/a         6.55%
                          (f)                             13.84%       -4.45%       n/a         6.44%
                          (g)                             13.73%       -4.55%       n/a         6.34%
                          (h)                             13.67%       -4.59%       n/a         6.28%
                          (i)                             13.55%       -4.69%       n/a         6.18%
                          (j)                             13.44%       -4.78%       n/a         6.07%
                          (k)                             13.38%       -4.83%       n/a         6.02%
                          (l)                             13.27%       -4.93%       n/a         5.91%
                          (m)                             13.16%       -5.02%       n/a         5.81%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/2/94
                          (a)                              8.61%      -13.50%      6.31%        6.58%
                          (b)                              8.45%      -13.63%      6.15%        6.42%
                          (c)                              8.34%      -13.71%      6.05%        6.31%
                          (d)                              8.23%      -13.80%      5.94%        6.21%
                          (e)                              8.18%      -13.84%      5.89%        6.15%
                          (f)                              8.07%      -13.93%      5.78%        6.05%
                          (g)                              7.96%      -14.01%      5.68%        5.94%
                          (h)                              7.91%      -14.06%      5.62%        5.89%
                          (i)                              7.80%      -14.14%      5.52%        5.78%
                          (j)                              7.69%      -14.23%      5.41%        5.68%
                          (k)                              7.64%      -14.27%      5.36%        5.62%
                          (l)                              7.53%      -14.36%      5.25%        5.52%
                          (m)                              7.42%      -14.44%      5.15%        5.41%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  1/2/97
                          (a)                             13.65%       8.59%        n/a         7.63%
                          (b)                             13.48%       8.43%        n/a         7.47%
                          (c)                             13.37%       8.32%        n/a         7.37%
                          (d)                             13.26%       8.21%        n/a         7.26%
                          (e)                             13.20%       8.16%        n/a         7.21%
                          (f)                             13.09%       8.05%        n/a         7.10%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             12.97%       7.94%        n/a         6.99%
                          (h)                             12.92%       7.89%        n/a         6.94%
                          (i)                             12.80%       7.78%        n/a         6.83%
                          (j)                             12.69%       7.67%        n/a         6.72%
                          (k)                             12.64%       7.62%        n/a         6.67%
                          (l)                             12.52%       7.51%        n/a         6.56%
                          (m)                             12.41%       7.40%        n/a         6.46%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    2/1/88
                          (a)                              3.42%      -10.39%      7.70%        9.75%
                          (b)                              3.26%      -10.53%      7.54%        9.58%
                          (c)                              3.16%      -10.62%      7.43%        9.47%
                          (d)                              3.06%      -10.71%      7.32%        9.36%
                          (e)                              3.00%      -10.75%      7.27%        9.31%
                          (f)                              2.90%      -10.84%      7.16%        9.20%
                          (g)                              2.80%      -10.93%      7.05%        9.09%
                          (h)                              2.75%      -10.97%      7.00%        9.04%
                          (i)                              2.65%      -11.06%      6.89%        8.93%
                          (j)                              2.54%      -11.15%      6.79%        8.82%
                          (k)                              2.49%      -11.20%      6.73%        8.76%
                          (l)                              2.39%      -11.29%      6.63%        8.66%
                          (m)                              2.29%      -11.37%      6.52%        8.55%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                      3/4/96
                          (a)                             22.79%       1.95%        n/a        -1.99%
                          (b)                             22.61%       1.80%        n/a        -2.14%
                          (c)                             22.49%       1.70%        n/a        -2.24%
                          (d)                             22.36%       1.59%        n/a        -2.33%
                          (e)                             22.30%       1.54%        n/a        -2.38%
                          (f)                             22.18%       1.44%        n/a        -2.48%
                          (g)                             22.06%       1.34%        n/a        -2.58%
                          (h)                             22.00%       1.29%        n/a        -2.63%
                          (i)                             21.88%       1.19%        n/a        -2.72%
                          (j)                             21.76%       1.09%        n/a        -2.82%
                          (k)                             21.69%       1.04%        n/a        -2.87%
                          (l)                             21.57%       0.94%        n/a        -2.97%
                          (m)                             21.45%       0.84%        n/a        -3.06%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       9/18/00
CLASS II SHARES
                          (a)                             15.62%        n/a         n/a         6.64%
                          (b)                             15.45%        n/a         n/a         6.48%
                          (c)                             15.33%        n/a         n/a         6.38%
                          (d)                             15.22%        n/a         n/a         6.27%
                          (e)                             15.16%        n/a         n/a         6.22%
                          (f)                             15.05%        n/a         n/a         6.11%
                          (g)                             14.93%        n/a         n/a         6.01%
                          (h)                             14.87%        n/a         n/a         5.95%
                          (i)                             14.76%        n/a         n/a         5.85%
                          (j)                             14.64%        n/a         n/a         5.74%
                          (k)                             14.59%        n/a         n/a         5.69%
                          (l)                             14.47%        n/a         n/a         5.58%
                          (m)                             14.36%        n/a         n/a         5.48%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                              5.14%        n/a         n/a        -16.87%
                          (b)                              4.98%        n/a         n/a        -16.99%
                          (c)                              4.87%        n/a         n/a        -17.07%
                          (d)                              4.77%        n/a         n/a        -17.16%
                          (e)                              4.71%        n/a         n/a        -17.20%
                          (f)                              4.61%        n/a         n/a        -17.28%
                          (g)                              4.51%        n/a         n/a        -17.36%
                          (h)                              4.45%        n/a         n/a        -17.41%
                          (i)                              4.35%        n/a         n/a        -17.49%
                          (j)                              4.24%        n/a         n/a        -17.57%
                          (k)                              4.19%        n/a         n/a        -17.61%
                          (l)                              4.09%        n/a         n/a        -17.69%
                          (m)                              3.98%        n/a         n/a        -17.78%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             12.36%        n/a         n/a         3.25%
                          (b)                             12.20%        n/a         n/a         3.10%
                          (c)                             12.08%        n/a         n/a         2.99%
                          (d)                             11.97%        n/a         n/a         2.89%
                          (e)                             11.92%        n/a         n/a         2.84%
                          (f)                             11.81%        n/a         n/a         2.74%
                          (g)                             11.69%        n/a         n/a         2.63%
                          (h)                             11.64%        n/a         n/a         2.58%
                          (i)                             11.53%        n/a         n/a         2.48%
                          (j)                             11.41%        n/a         n/a         2.38%
                          (k)                             11.36%        n/a         n/a         2.33%
                          (l)                             11.25%        n/a         n/a         2.22%
                          (m)                             11.14%        n/a         n/a         2.12%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                           5/1/95
                          (a)                             11.56%       6.85%        n/a         8.90%
                          (b)                             11.39%       6.69%        n/a         8.73%
                          (c)                             11.28%       6.58%        n/a         8.63%
                          (d)                             11.17%       6.48%        n/a         8.52%
                          (e)                             11.11%       6.42%        n/a         8.46%
                          (f)                             11.00%       6.32%        n/a         8.35%
                          (g)                             10.89%       6.21%        n/a         8.25%
                          (h)                             10.83%       6.16%        n/a         8.19%
                          (i)                             10.72%       6.05%        n/a         8.08%
                          (j)                             10.61%       5.95%        n/a         7.98%
                          (k)                             10.56%       5.89%        n/a         7.92%
                          (l)                             10.45%       5.79%        n/a         7.81%
                          (m)                             10.34%       5.68%        n/a         7.71%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                              7.26%       -2.54%      7.49%        8.07%
                          (b)                              7.10%       -2.68%      7.33%        7.91%
                          (c)                              6.99%       -2.78%      7.22%        7.80%
                          (d)                              6.89%       -2.88%      7.12%        7.70%
                          (e)                              6.83%       -2.93%      7.06%        7.64%
                          (f)                              6.73%       -3.02%      6.96%        7.53%
                          (g)                              6.62%       -3.12%      6.85%        7.43%
                          (h)                              6.56%       -3.17%      6.80%        7.37%
                          (i)                              6.46%       -3.26%      6.69%        7.27%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (j)                              6.35%       -3.36%      6.58%        7.16%
                          (k)                              6.30%       -3.41%      6.53%        7.11%
                          (l)                              6.19%       -3.51%      6.42%        7.00%
                          (m)                              6.09%       -3.60%      6.32%        6.89%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                             10/15/97
                          (a)                              7.88%       -4.62%       n/a         0.07%
                          (b)                              7.72%       -4.76%       n/a        -0.08%
                          (c)                              7.61%       -4.86%       n/a        -0.18%
                          (d)                              7.51%       -4.95%       n/a        -0.28%
                          (e)                              7.45%       -5.00%       n/a        -0.33%
                          (f)                              7.35%       -5.10%       n/a        -0.43%
                          (g)                              7.24%       -5.19%       n/a        -0.53%
                          (h)                              7.18%       -5.24%       n/a        -0.58%
                          (i)                              7.08%       -5.33%       n/a        -0.68%
                          (j)                              6.97%       -5.43%       n/a        -0.78%
                          (k)                              6.92%       -5.48%       n/a        -0.83%
                          (l)                              6.81%       -5.57%       n/a        -0.93%
                          (m)                              6.70%       -5.66%       n/a        -1.03%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                              1.72%      -12.09%      4.80%        6.30%
                          (b)                              1.57%      -12.22%      4.64%        6.14%
                          (c)                              1.46%      -12.31%      4.54%        6.03%
                          (d)                              1.36%      -12.39%      4.43%        5.92%
                          (e)                              1.31%      -12.44%      4.38%        5.87%
                          (f)                              1.21%      -12.52%      4.28%        5.77%
                          (g)                              1.11%      -12.61%      4.17%        5.66%
                          (h)                              1.06%      -12.65%      4.12%        5.61%
                          (i)                              0.96%      -12.74%      4.02%        5.50%
                          (j)                              0.86%      -12.83%      3.91%        5.40%
                          (k)                              0.81%      -12.87%      3.86%        5.34%
                          (l)                              0.71%      -12.96%      3.76%        5.24%
                          (m)                              0.61%      -13.05%      3.65%        5.13%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                                                     5/3/94
                          (a)                             12.25%       -7.71%      7.71%        7.22%
                          (b)                             12.08%       -7.85%      7.55%        7.06%
                          (c)                             11.97%       -7.94%      7.44%        6.95%
                          (d)                             11.85%       -8.03%      7.34%        6.84%
                          (e)                             11.80%       -8.08%      7.28%        6.79%
                          (f)                             11.69%       -8.17%      7.17%        6.68%
                          (g)                             11.58%       -8.26%      7.07%        6.58%
                          (h)                             11.52%       -8.31%      7.01%        6.52%
                          (i)                             11.41%       -8.40%      6.91%        6.42%
                          (j)                             11.30%       -8.49%      6.80%        6.31%
                          (k)                             11.24%       -8.54%      6.75%        6.26%
                          (l)                             11.13%       -8.63%      6.64%        6.15%
                          (m)                             11.02%       -8.72%      6.53%        6.04%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                                                      5/1/92
                          (a)                             20.79%       4.17%       8.45%        8.74%
                          (b)                             20.61%       4.01%       8.29%        8.58%
                          (c)                             20.49%       3.91%       8.18%        8.47%
                          (d)                             20.37%       3.80%       8.07%        8.36%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (e)                             20.31%       3.75%       8.02%        8.31%
                          (f)                             20.19%       3.65%       7.91%        8.20%
                          (g)                             20.07%       3.54%       7.80%        8.09%
                          (h)                             20.01%       3.49%       7.75%        8.04%
                          (i)                             19.89%       3.39%       7.64%        7.93%
                          (j)                             19.77%       3.29%       7.53%        7.82%
                          (k)                             19.71%       3.23%       7.48%        7.77%
                          (l)                             19.59%       3.13%       7.37%        7.66%
                          (m)                             19.47%       3.03%       7.26%        7.55%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                              8.36%       -9.11%       n/a         5.43%
                          (b)                              8.20%       -9.24%       n/a         5.28%
                          (c)                              8.09%       -9.33%       n/a         5.17%
                          (d)                              7.98%       -9.42%       n/a         5.07%
                          (e)                              7.93%       -9.47%       n/a         5.01%
                          (f)                              7.82%       -9.56%       n/a         4.91%
                          (g)                              7.71%       -9.65%       n/a         4.80%
                          (h)                              7.66%       -9.69%       n/a         4.75%
                          (i)                              7.55%       -9.78%       n/a         4.65%
                          (j)                              7.44%       -9.87%       n/a         4.54%
                          (k)                              7.39%       -9.92%       n/a         4.49%
                          (l)                              7.28%      -10.01%       n/a         4.39%
                          (m)                              7.17%      -10.10%       n/a         4.28%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                             4/4/97
PORTFOLIO
                          (a)                             14.46%       -4.97%       n/a        17.90%
                          (b)                             14.29%       -5.12%       n/a        17.72%
                          (c)                             14.18%       -5.21%       n/a        17.61%
                          (d)                             14.06%       -5.30%       n/a        17.49%
                          (e)                             14.01%       -5.35%       n/a        17.43%
                          (f)                             13.89%       -5.45%       n/a        17.31%
                          (g)                             13.78%       -5.54%       n/a        17.19%
                          (h)                             13.72%       -5.59%       n/a        17.14%
                          (i)                             13.61%       -5.68%       n/a        17.02%
                          (j)                             13.49%       -5.78%       n/a        16.90%
                          (k)                             13.44%       -5.82%       n/a        16.84%
                          (l)                             13.32%       -5.92%       n/a        16.73%
                          (m)                             13.21%       -6.01%       n/a        16.61%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             12.54%       -3.32%      6.37%        7.39%
                          (b)                             12.37%       -3.46%      6.21%        7.23%
                          (c)                             12.26%       -3.56%      6.10%        7.12%
                          (d)                             12.14%       -3.65%      6.00%        7.01%
                          (e)                             12.09%       -3.70%      5.95%        6.96%
                          (f)                             11.98%       -3.80%      5.84%        6.85%
                          (g)                             11.86%       -3.89%      5.73%        6.75%
                          (h)                             11.81%       -3.94%      5.68%        6.69%
                          (i)                             11.70%       -4.04%      5.58%        6.59%
                          (j)                             11.58%       -4.13%      5.47%        6.48%
                          (k)                             11.53%       -4.18%      5.42%        6.43%
                          (l)                             11.42%       -4.28%      5.31%        6.32%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (m)                             11.31%       -4.37%      5.21%        6.21%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                             13.25%       13.50%       n/a         7.44%
                          (b)                             13.08%       13.33%       n/a         7.28%
                          (c)                             12.97%       13.22%       n/a         7.17%
                          (d)                             12.86%       13.11%       n/a         7.06%
                          (e)                             12.80%       13.05%       n/a         7.01%
                          (f)                             12.69%       12.94%       n/a         6.90%
                          (g)                             12.57%       12.82%       n/a         6.79%
                          (h)                             12.52%       12.77%       n/a         6.74%
                          (i)                             12.40%       12.65%       n/a         6.63%
                          (j)                             12.29%       12.54%       n/a         6.53%
                          (k)                             12.24%       12.49%       n/a         6.47%
                          (l)                             12.12%       12.37%       n/a         6.37%
                          (m)                             12.01%       12.26%       n/a         6.26%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             12.94%       0.84%       8.23%        8.13%
                          (b)                             12.77%       0.69%       8.07%        7.97%
                          (c)                             12.66%       0.59%       7.96%        7.86%
                          (d)                             12.54%       0.49%       7.86%        7.75%
                          (e)                             12.49%       0.44%       7.80%        7.70%
                          (f)                             12.38%       0.34%       7.69%        7.59%
                          (g)                             12.26%       0.24%       7.59%        7.48%
                          (h)                             12.21%       0.19%       7.53%        7.43%
                          (i)                             12.09%       0.09%       7.43%        7.32%
                          (j)                             11.98%       -0.01%      7.32%        7.21%
                          (k)                             11.93%       -0.06%      7.26%        7.16%
                          (l)                             11.82%       -0.16%      7.16%        7.05%
                          (m)                             11.70%       -0.26%      7.05%        6.95%


             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                                     L CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2004 are shown in the tables below.

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
ADVANTUS BOND                                                                                              12/3/85
                          (a)                              3.42%       6.20%       5.72%        6.06%
                          (b)                              3.26%       6.04%       5.57%        5.91%
                          (c)                              3.16%       5.94%       5.46%        5.80%
                          (d)                              3.05%       5.83%       5.36%        5.69%
                          (e)                              3.00%       5.78%       5.30%        5.64%
                          (f)                              2.90%       5.67%       5.20%        5.54%
                          (g)                              2.80%       5.57%       5.09%        5.43%
                          (h)                              2.75%       5.52%       5.04%        5.38%
                          (i)                              2.64%       5.41%       4.93%        5.27%
                          (j)                              2.54%       5.30%       4.83%        5.17%
                          (k)                              2.49%       5.25%       4.78%        5.11%
                          (l)                              2.39%       5.15%       4.67%        5.01%
                          (m)                              2.28%       5.04%       4.57%        4.90%
ADVANTUS INDEX 400 MID-CAP                                                                                 10/1/97
                          (a)                             14.01%       7.11%        n/a         8.82%
                          (b)                             13.84%       6.95%        n/a         8.65%
                          (c)                             13.72%       6.84%        n/a         8.55%
                          (d)                             13.61%       6.73%        n/a         8.44%
                          (e)                             13.55%       6.68%        n/a         8.38%
                          (f)                             13.44%       6.57%        n/a         8.28%
                          (g)                             13.32%       6.47%        n/a         8.17%
                          (h)                             13.27%       6.41%        n/a         8.11%
                          (i)                             13.16%       6.31%        n/a         8.00%
                          (j)                             13.04%       6.20%        n/a         7.90%
                          (k)                             12.98%       6.15%        n/a         7.84%
                          (l)                             12.87%       6.04%        n/a         7.73%
                          (m)                             12.76%       5.94%        n/a         7.63%
ADVANTUS INDEX 500                                                                                          5/1/87
                          (a)                              8.75%       -4.14%      9.80%        8.83%
                          (b)                              8.59%       -4.28%      9.64%        8.66%
                          (c)                              8.48%       -4.38%      9.53%        8.56%
                          (d)                              8.37%       -4.47%      9.42%        8.45%
                          (e)                              8.32%       -4.52%      9.36%        8.39%
                          (f)                              8.21%       -4.61%      9.25%        8.28%
                          (g)                              8.10%       -4.71%      9.14%        8.18%
                          (h)                              8.05%       -4.76%      9.09%        8.12%
                          (i)                              7.94%       -4.85%      8.98%        8.01%
                          (j)                              7.83%       -4.95%      8.87%        7.91%
                          (k)                              7.78%       -5.00%      8.82%        7.85%
                          (l)                              7.67%       -5.09%      8.71%        7.74%
                          (m)                              7.56%       -5.19%      8.60%        7.64%
ADVANTUS MONEY MARKET                                                                                      12/3/85
                          (a)                             -0.75%       0.92%       2.18%        2.98%
                          (b)                             -0.90%       0.77%       2.03%        2.82%
                          (c)                             -1.00%       0.66%       1.93%        2.72%
                          (d)                             -1.09%       0.57%       1.82%        2.62%
                          (e)                             -1.15%       0.51%       1.77%        2.57%
                          (f)                             -1.25%       0.41%       1.67%        2.46%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             -1.34%       0.31%       1.57%        2.36%
                          (h)                             -1.40%       0.26%       1.52%        2.31%
                          (i)                             -1.49%       0.16%       1.42%        2.21%
                          (j)                             -1.59%       0.06%       1.32%        2.11%
                          (k)                             -1.64%       0.01%       1.27%        2.06%
                          (l)                             -1.74%       -0.09%      1.16%        1.95%
                          (m)                             -1.84%       -0.19%      1.06%        1.85%
ADVANTUS MORTGAGE SECURITIES                                                                                5/1/87
                          (a)                              3.25%       6.25%       6.35%        6.40%
                          (b)                              3.09%       6.09%       6.19%        6.24%
                          (c)                              2.99%       5.98%       6.08%        6.13%
                          (d)                              2.89%       5.88%       5.98%        6.03%
                          (e)                              2.84%       5.82%       5.92%        5.97%
                          (f)                              2.73%       5.72%       5.82%        5.87%
                          (g)                              2.63%       5.61%       5.71%        5.76%
                          (h)                              2.58%       5.56%       5.66%        5.71%
                          (i)                              2.48%       5.45%       5.55%        5.60%
                          (j)                              2.38%       5.35%       5.45%        5.50%
                          (k)                              2.32%       5.30%       5.40%        5.44%
                          (l)                              2.22%       5.19%       5.29%        5.34%
                          (m)                              2.12%       5.08%       5.18%        5.23%
ADVANTUS REAL ESTATE SECURITIES                                                                             5/1/98
                          (a)                             33.51%       21.46%       n/a        11.84%
                          (b)                             33.31%       21.28%       n/a        11.67%
                          (c)                             33.17%       21.16%       n/a        11.56%
                          (d)                             33.04%       21.04%       n/a        11.45%
                          (e)                             32.97%       20.98%       n/a        11.39%
                          (f)                             32.84%       20.86%       n/a        11.28%
                          (g)                             32.71%       20.74%       n/a        11.17%
                          (h)                             32.64%       20.67%       n/a        11.11%
                          (i)                             32.51%       20.55%       n/a        11.00%
                          (j)                             32.38%       20.43%       n/a        10.89%
                          (k)                             32.31%       20.37%       n/a        10.84%
                          (l)                             32.18%       20.25%       n/a        10.73%
                          (m)                             32.05%       20.13%       n/a        10.61%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/98
                          (a)                              9.81%       -5.32%       n/a         0.87%
                          (b)                              9.64%       -5.46%       n/a         0.72%
                          (c)                              9.53%       -5.55%       n/a         0.62%
                          (d)                              9.43%       -5.65%       n/a         0.52%
                          (e)                              9.37%       -5.70%       n/a         0.47%
                          (f)                              9.26%       -5.79%       n/a         0.37%
                          (g)                              9.15%       -5.88%       n/a         0.27%
                          (h)                              9.10%       -5.93%       n/a         0.22%
                          (i)                              8.99%       -6.03%       n/a         0.12%
                          (j)                              8.88%       -6.12%       n/a         0.02%
                          (k)                              8.83%       -6.17%       n/a        -0.03%
                          (l)                              8.72%       -6.26%       n/a        -0.13%
                          (m)                              8.61%       -6.35%       n/a        -0.23%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/98
                          (a)                              5.65%       -4.20%       n/a         0.84%
                          (b)                              5.49%       -4.34%       n/a         0.69%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (c)                              5.38%       -4.44%       n/a         0.59%
                          (d)                              5.28%       -4.53%       n/a         0.49%
                          (e)                              5.22%       -4.58%       n/a         0.44%
                          (f)                              5.12%       -4.67%       n/a         0.34%
                          (g)                              5.01%       -4.77%       n/a         0.23%
                          (h)                              4.96%       -4.82%       n/a         0.18%
                          (i)                              4.86%       -4.91%       n/a         0.08%
                          (j)                              4.75%       -5.01%       n/a        -0.02%
                          (k)                              4.70%       -5.06%       n/a        -0.07%
                          (l)                              4.59%       -5.15%       n/a        -0.17%
                          (m)                              4.49%       -5.24%       n/a        -0.27%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                          12/29/99
SHARES
                          (a)                              6.29%      -12.33%       n/a        -12.32%
                          (b)                              6.13%      -12.46%       n/a        -12.45%
                          (c)                              6.03%      -12.55%       n/a        -12.54%
                          (d)                              5.92%      -12.64%       n/a        -12.63%
                          (e)                              5.87%      -12.68%       n/a        -12.67%
                          (f)                              5.76%      -12.77%       n/a        -12.76%
                          (g)                              5.66%      -12.85%       n/a        -12.85%
                          (h)                              5.61%      -12.90%       n/a        -12.89%
                          (i)                              5.50%      -12.98%       n/a        -12.98%
                          (j)                              5.39%      -13.07%       n/a        -13.06%
                          (k)                              5.34%      -13.11%       n/a        -13.11%
                          (l)                              5.24%      -13.20%       n/a        -13.19%
                          (m)                              5.13%      -13.29%       n/a        -13.28%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/5/93
                          (a)                              3.92%       -8.90%      6.62%        7.01%
                          (b)                              3.77%       -9.04%      6.46%        6.85%
                          (c)                              3.66%       -9.13%      6.36%        6.75%
                          (d)                              3.56%       -9.22%      6.25%        6.64%
                          (e)                              3.51%       -9.26%      6.20%        6.59%
                          (f)                              3.40%       -9.35%      6.09%        6.48%
                          (g)                              3.30%       -9.45%      5.99%        6.37%
                          (h)                              3.25%       -9.49%      5.93%        6.32%
                          (i)                              3.15%       -9.58%      5.83%        6.21%
                          (j)                              3.04%       -9.67%      5.72%        6.11%
                          (k)                              2.99%       -9.72%      5.67%        6.05%
                          (l)                              2.89%       -9.81%      5.56%        5.95%
                          (m)                              2.79%       -9.90%      5.46%        5.84%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                        10/30/97
SHARES
                          (a)                             10.90%       -2.44%       n/a         4.52%
                          (b)                             10.73%       -2.58%       n/a         4.37%
                          (c)                             10.62%       -2.68%       n/a         4.26%
                          (d)                             10.51%       -2.78%       n/a         4.16%
                          (e)                             10.46%       -2.83%       n/a         4.11%
                          (f)                             10.35%       -2.92%       n/a         4.00%
                          (g)                             10.24%       -3.02%       n/a         3.90%
                          (h)                             10.18%       -3.07%       n/a         3.85%
                          (i)                             10.07%       -3.16%       n/a         3.74%
                          (j)                              9.96%       -3.26%       n/a         3.64%
                          (k)                              9.91%       -3.31%       n/a         3.59%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (l)                              9.80%       -3.41%       n/a         3.48%
                          (m)                              9.69%       -3.50%       n/a         3.38%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/01
                          (a)                              8.94%        n/a         n/a        -1.16%
                          (b)                              8.78%        n/a         n/a        -1.31%
                          (c)                              8.67%        n/a         n/a        -1.41%
                          (d)                              8.56%        n/a         n/a        -1.50%
                          (e)                              8.51%        n/a         n/a        -1.55%
                          (f)                              8.40%        n/a         n/a        -1.65%
                          (g)                              8.29%        n/a         n/a        -1.75%
                          (h)                              8.24%        n/a         n/a        -1.80%
                          (i)                              8.13%        n/a         n/a        -1.90%
                          (j)                              8.02%        n/a         n/a        -2.00%
                          (k)                              7.97%        n/a         n/a        -2.05%
                          (l)                              7.86%        n/a         n/a        -2.14%
                          (m)                              7.75%        n/a         n/a        -2.24%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/96
                          (a)                             12.47%       9.62%        n/a         9.47%
                          (b)                             12.31%       9.46%        n/a         9.30%
                          (c)                             12.19%       9.35%        n/a         9.19%
                          (d)                             12.08%       9.24%        n/a         9.08%
                          (e)                             12.03%       9.18%        n/a         9.03%
                          (f)                             11.91%       9.08%        n/a         8.92%
                          (g)                             11.80%       8.97%        n/a         8.81%
                          (h)                             11.75%       8.91%        n/a         8.76%
                          (i)                             11.63%       8.80%        n/a         8.65%
                          (j)                             11.52%       8.69%        n/a         8.54%
                          (k)                             11.47%       8.64%        n/a         8.49%
                          (l)                             11.36%       8.53%        n/a         8.38%
                          (m)                             11.24%       8.42%        n/a         8.27%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      1/3/95
                          (a)                             13.45%       0.19%        n/a        12.26%
                          (b)                             13.28%       0.04%        n/a        12.09%
                          (c)                             13.16%       -0.06%       n/a        11.98%
                          (d)                             13.05%       -0.16%       n/a        11.87%
                          (e)                             12.99%       -0.21%       n/a        11.81%
                          (f)                             12.88%       -0.31%       n/a        11.70%
                          (g)                             12.77%       -0.41%       n/a        11.59%
                          (h)                             12.71%       -0.46%       n/a        11.53%
                          (i)                             12.60%       -0.55%       n/a        11.42%
                          (j)                             12.49%       -0.65%       n/a        11.31%
                          (k)                             12.43%       -0.70%       n/a        11.25%
                          (l)                             12.32%       -0.80%       n/a        11.14%
                          (m)                             12.20%       -0.90%       n/a        11.03%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                      10/9/86
                          (a)                              9.58%       2.64%       9.49%        9.40%
                          (b)                              9.41%       2.49%       9.33%        9.24%
                          (c)                              9.30%       2.39%       9.22%        9.13%
                          (d)                              9.19%       2.28%       9.11%        9.02%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (e)                              9.14%       2.23%       9.06%        8.97%
                          (f)                              9.03%       2.13%       8.95%        8.86%
                          (g)                              8.92%       2.03%       8.84%        8.75%
                          (h)                              8.87%       1.98%       8.78%        8.70%
                          (i)                              8.76%       1.88%       8.67%        8.59%
                          (j)                              8.65%       1.77%       8.57%        8.48%
                          (k)                              8.60%       1.72%       8.51%        8.42%
                          (l)                              8.49%       1.62%       8.40%        8.32%
                          (m)                              8.38%       1.52%       8.29%        8.21%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                            12/28/98
                          (a)                             22.80%       13.10%       n/a        18.69%
                          (b)                             22.62%       12.93%       n/a        18.51%
                          (c)                             22.49%       12.82%       n/a        18.39%
                          (d)                             22.37%       12.71%       n/a        18.28%
                          (e)                             22.31%       12.65%       n/a        18.22%
                          (f)                             22.19%       12.54%       n/a        18.10%
                          (g)                             22.07%       12.43%       n/a        17.98%
                          (h)                             22.01%       12.37%       n/a        17.92%
                          (i)                             21.88%       12.26%       n/a        17.80%
                          (j)                             21.76%       12.15%       n/a        17.68%
                          (k)                             21.70%       12.09%       n/a        17.63%
                          (l)                             21.58%       11.98%       n/a        17.51%
                          (m)                             21.46%       11.87%       n/a        17.39%
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                                                    11/1/95
                          (a)                              9.81%       -6.07%       n/a         8.27%
                          (b)                              9.65%       -6.21%       n/a         8.11%
                          (c)                              9.54%       -6.30%       n/a         8.00%
                          (d)                              9.43%       -6.40%       n/a         7.89%
                          (e)                              9.38%       -6.44%       n/a         7.84%
                          (f)                              9.27%       -6.54%       n/a         7.73%
                          (g)                              9.16%       -6.63%       n/a         7.62%
                          (h)                              9.10%       -6.68%       n/a         7.57%
                          (i)                              8.99%       -6.77%       n/a         7.46%
                          (j)                              8.89%       -6.86%       n/a         7.35%
                          (k)                              8.83%       -6.91%       n/a         7.30%
                          (l)                              8.72%       -7.00%       n/a         7.19%
                          (m)                              8.61%       -7.09%       n/a         7.08%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/96
FUND - CLASS 2
                          (a)                              6.33%       -1.82%       n/a         7.23%
                          (b)                              6.17%       -1.97%       n/a         7.07%
                          (c)                              6.06%       -2.07%       n/a         6.96%
                          (d)                              5.96%       -2.17%       n/a         6.85%
                          (e)                              5.90%       -2.22%       n/a         6.80%
                          (f)                              5.80%       -2.31%       n/a         6.69%
                          (g)                              5.69%       -2.41%       n/a         6.59%
                          (h)                              5.64%       -2.46%       n/a         6.53%
                          (i)                              5.53%       -2.56%       n/a         6.43%
                          (j)                              5.43%       -2.65%       n/a         6.32%
                          (k)                              5.37%       -2.70%       n/a         6.27%
                          (l)                              5.27%       -2.80%       n/a         6.16%
                          (m)                              5.16%       -2.90%       n/a         6.05%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                                                     11/8/96
CLASS 2
                          (a)                             10.95%       6.93%        n/a         7.83%
                          (b)                             10.79%       6.77%        n/a         7.67%
                          (c)                             10.68%       6.66%        n/a         7.56%
                          (d)                             10.57%       6.56%        n/a         7.45%
                          (e)                             10.51%       6.50%        n/a         7.40%
                          (f)                             10.40%       6.40%        n/a         7.29%
                          (g)                             10.29%       6.29%        n/a         7.18%
                          (h)                             10.24%       6.24%        n/a         7.13%
                          (i)                             10.13%       6.13%        n/a         7.02%
                          (j)                             10.02%       6.03%        n/a         6.91%
                          (k)                              9.96%       5.97%        n/a         6.86%
                          (l)                              9.85%       5.87%        n/a         6.75%
                          (m)                              9.74%       5.76%        n/a         6.65%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                     9/13/93
                          (a)                              6.68%       0.00%       10.77%      10.04%
                          (b)                              6.52%       -0.15%      10.60%       9.88%
                          (c)                              6.41%       -0.25%      10.49%       9.77%
                          (d)                              6.31%       -0.35%      10.38%       9.66%
                          (e)                              6.25%       -0.40%      10.33%       9.60%
                          (f)                              6.15%       -0.50%      10.22%       9.49%
                          (g)                              6.04%       -0.60%      10.11%       9.38%
                          (h)                              5.99%       -0.64%      10.05%       9.33%
                          (i)                              5.88%       -0.74%      9.94%        9.22%
                          (j)                              5.78%       -0.84%      9.83%        9.11%
                          (k)                              5.72%       -0.89%      9.78%        9.05%
                          (l)                              5.62%       -0.99%      9.67%        8.94%
                          (m)                              5.51%       -1.09%      9.56%        8.84%
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                                                         5/1/97
                          (a)                             16.21%       -6.73%       n/a        11.07%
                          (b)                             16.04%       -6.87%       n/a        10.90%
                          (c)                             15.92%       -6.96%       n/a        10.79%
                          (d)                             15.81%       -7.05%       n/a        10.68%
                          (e)                             15.75%       -7.10%       n/a        10.63%
                          (f)                             15.63%       -7.19%       n/a        10.52%
                          (g)                             15.52%       -7.28%       n/a        10.41%
                          (h)                             15.46%       -7.33%       n/a        10.35%
                          (i)                             15.34%       -7.42%       n/a        10.24%
                          (j)                             15.23%       -7.52%       n/a        10.13%
                          (k)                             15.17%       -7.56%       n/a        10.08%
                          (l)                             15.06%       -7.65%       n/a         9.96%
                          (m)                             14.94%       -7.75%       n/a         9.86%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         5/2/94
SERVICE SHARES
                          (a)                             16.92%       -6.72%      10.62%       9.68%
                          (b)                             16.75%       -6.86%      10.45%       9.52%
                          (c)                             16.63%       -6.95%      10.34%       9.41%
                          (d)                             16.51%       -7.05%      10.23%       9.30%
                          (e)                             16.45%       -7.09%      10.18%       9.24%
                          (f)                             16.34%       -7.18%      10.07%       9.13%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (g)                             16.22%       -7.28%      9.96%        9.02%
                          (h)                             16.16%       -7.32%      9.90%        8.97%
                          (i)                             16.05%       -7.42%      9.79%        8.86%
                          (j)                             15.93%       -7.51%      9.68%        8.75%
                          (k)                             15.87%       -7.56%      9.63%        8.70%
                          (l)                             15.76%       -7.65%      9.52%        8.59%
                          (m)                             15.64%       -7.74%      9.41%        8.48%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/3/99
                          (a)                              7.36%       -8.79%       n/a        -2.33%
                          (b)                              7.20%       -8.93%       n/a        -2.48%
                          (c)                              7.09%       -9.02%       n/a        -2.58%
                          (d)                              6.99%       -9.11%       n/a        -2.67%
                          (e)                              6.93%       -9.16%       n/a        -2.72%
                          (f)                              6.83%       -9.25%       n/a        -2.82%
                          (g)                              6.72%       -9.34%       n/a        -2.92%
                          (h)                              6.67%       -9.39%       n/a        -2.97%
                          (i)                              6.56%       -9.48%       n/a        -3.06%
                          (j)                              6.45%       -9.57%       n/a        -3.16%
                          (k)                              6.40%       -9.61%       n/a        -3.21%
                          (l)                              6.29%       -9.70%       n/a        -3.31%
                          (m)                              6.19%       -9.79%       n/a        -3.40%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/00
                          (a)                             12.68%        n/a         n/a        -8.52%
                          (b)                             12.51%        n/a         n/a        -8.66%
                          (c)                             12.39%        n/a         n/a        -8.75%
                          (d)                             12.28%        n/a         n/a        -8.84%
                          (e)                             12.23%        n/a         n/a        -8.89%
                          (f)                             12.11%        n/a         n/a        -8.98%
                          (g)                             12.00%        n/a         n/a        -9.07%
                          (h)                             11.95%        n/a         n/a        -9.11%
                          (i)                             11.83%        n/a         n/a        -9.20%
                          (j)                             11.72%        n/a         n/a        -9.30%
                          (k)                             11.67%        n/a         n/a        -9.34%
                          (l)                             11.55%        n/a         n/a        -9.43%
                          (m)                             11.44%        n/a         n/a        -9.52%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/98
                          (a)                              4.63%       -3.62%       n/a         5.59%
                          (b)                              4.47%       -3.76%       n/a         5.44%
                          (c)                              4.37%       -3.86%       n/a         5.33%
                          (d)                              4.26%       -3.95%       n/a         5.23%
                          (e)                              4.21%       -4.00%       n/a         5.17%
                          (f)                              4.11%       -4.10%       n/a         5.07%
                          (g)                              4.00%       -4.19%       n/a         4.96%
                          (h)                              3.95%       -4.24%       n/a         4.91%
                          (i)                              3.85%       -4.34%       n/a         4.81%
                          (j)                              3.74%       -4.43%       n/a         4.70%
                          (k)                              3.69%       -4.48%       n/a         4.65%
                          (l)                              3.59%       -4.58%       n/a         4.54%
                          (m)                              3.48%       -4.67%       n/a         4.44%
MFS VALUE SERIES - SERVICE SHARES                                                                           1/2/02
                          (a)                             13.12%        n/a         n/a         5.69%
                          (b)                             12.95%        n/a         n/a         5.53%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (c)                             12.83%        n/a         n/a         5.43%
                          (d)                             12.72%        n/a         n/a         5.32%
                          (e)                             12.66%        n/a         n/a         5.27%
                          (f)                             12.55%        n/a         n/a         5.16%
                          (g)                             12.44%        n/a         n/a         5.06%
                          (h)                             12.38%        n/a         n/a         5.01%
                          (i)                             12.27%        n/a         n/a         4.90%
                          (j)                             12.16%        n/a         n/a         4.80%
                          (k)                             12.10%        n/a         n/a         4.74%
                          (l)                             11.99%        n/a         n/a         4.64%
                          (m)                             11.88%        n/a         n/a         4.53%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                         9/18/01
SHARES
                          (a)                              5.03%        n/a         n/a         3.43%
                          (b)                              4.87%        n/a         n/a         3.28%
                          (c)                              4.77%        n/a         n/a         3.17%
                          (d)                              4.66%        n/a         n/a         3.07%
                          (e)                              4.61%        n/a         n/a         3.02%
                          (f)                              4.50%        n/a         n/a         2.91%
                          (g)                              4.40%        n/a         n/a         2.81%
                          (h)                              4.35%        n/a         n/a         2.76%
                          (i)                              4.24%        n/a         n/a         2.66%
                          (j)                              4.14%        n/a         n/a         2.56%
                          (k)                              4.09%        n/a         n/a         2.50%
                          (l)                              3.98%        n/a         n/a         2.40%
                          (m)                              3.88%        n/a         n/a         2.30%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                           9/18/01
                          (a)                              7.11%        n/a         n/a         7.50%
                          (b)                              6.95%        n/a         n/a         7.33%
                          (c)                              6.84%        n/a         n/a         7.23%
                          (d)                              6.74%        n/a         n/a         7.12%
                          (e)                              6.69%        n/a         n/a         7.07%
                          (f)                              6.58%        n/a         n/a         6.96%
                          (g)                              6.47%        n/a         n/a         6.85%
                          (h)                              6.42%        n/a         n/a         6.80%
                          (i)                              6.31%        n/a         n/a         6.69%
                          (j)                              6.21%        n/a         n/a         6.58%
                          (k)                              6.15%        n/a         n/a         6.53%
                          (l)                              6.05%        n/a         n/a         6.43%
                          (m)                              5.94%        n/a         n/a         6.32%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                                                         3/19/01
SHARES
                          (a)                             15.40%        n/a         n/a         1.97%
                          (b)                             15.23%        n/a         n/a         1.81%
                          (c)                             15.12%        n/a         n/a         1.71%
                          (d)                             15.00%        n/a         n/a         1.61%
                          (e)                             14.94%        n/a         n/a         1.56%
                          (f)                             14.83%        n/a         n/a         1.46%
                          (g)                             14.71%        n/a         n/a         1.36%
                          (h)                             14.66%        n/a         n/a         1.31%
                          (i)                             14.54%        n/a         n/a         1.20%
                          (j)                             14.43%        n/a         n/a         1.10%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (k)                             14.37%        n/a         n/a         1.05%
                          (l)                             14.26%        n/a         n/a         0.95%
                          (m)                             14.14%        n/a         n/a         0.85%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          2/1/88
                          (a)                              9.46%       1.45%       9.16%        9.67%
                          (b)                              9.29%       1.30%       9.00%        9.51%
                          (c)                              9.18%       1.20%       8.89%        9.40%
                          (d)                              9.08%       1.10%       8.78%        9.29%
                          (e)                              9.02%       1.05%       8.72%        9.23%
                          (f)                              8.91%       0.95%       8.62%        9.13%
                          (g)                              8.80%       0.84%       8.51%        9.02%
                          (h)                              8.75%       0.79%       8.45%        8.96%
                          (i)                              8.64%       0.69%       8.34%        8.85%
                          (j)                              8.53%       0.59%       8.24%        8.74%
                          (k)                              8.48%       0.54%       8.18%        8.69%
                          (l)                              8.37%       0.44%       8.07%        8.58%
                          (m)                              8.26%       0.34%       7.97%        8.47%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       1/2/97
                          (a)                             14.47%       -3.92%       n/a         7.03%
                          (b)                             14.29%       -4.07%       n/a         6.87%
                          (c)                             14.18%       -4.16%       n/a         6.76%
                          (d)                             14.07%       -4.26%       n/a         6.66%
                          (e)                             14.01%       -4.31%       n/a         6.60%
                          (f)                             13.90%       -4.40%       n/a         6.50%
                          (g)                             13.78%       -4.50%       n/a         6.39%
                          (h)                             13.73%       -4.55%       n/a         6.34%
                          (i)                             13.61%       -4.64%       n/a         6.23%
                          (j)                             13.50%       -4.74%       n/a         6.12%
                          (k)                             13.44%       -4.78%       n/a         6.07%
                          (l)                             13.33%       -4.88%       n/a         5.96%
                          (m)                             13.21%       -4.97%       n/a         5.86%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/2/94
                          (a)                              8.67%      -13.45%      6.37%        6.63%
                          (b)                              8.50%      -13.58%      6.21%        6.47%
                          (c)                              8.39%      -13.67%      6.10%        6.37%
                          (d)                              8.29%      -13.76%      5.99%        6.26%
                          (e)                              8.23%      -13.80%      5.94%        6.21%
                          (f)                              8.12%      -13.89%      5.83%        6.10%
                          (g)                              8.02%      -13.97%      5.73%        5.99%
                          (h)                              7.96%      -14.01%      5.68%        5.94%
                          (i)                              7.85%      -14.10%      5.57%        5.84%
                          (j)                              7.75%      -14.19%      5.46%        5.73%
                          (k)                              7.69%      -14.23%      5.41%        5.68%
                          (l)                              7.58%      -14.32%      5.31%        5.57%
                          (m)                              7.48%      -14.40%      5.20%        5.47%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  1/2/97
                          (a)                             13.71%       8.65%        n/a         7.69%
                          (b)                             13.54%       8.48%        n/a         7.53%
                          (c)                             13.43%       8.38%        n/a         7.42%
                          (d)                             13.31%       8.27%        n/a         7.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (e)                             13.26%       8.21%        n/a         7.26%
                          (f)                             13.14%       8.11%        n/a         7.15%
                          (g)                             13.03%       8.00%        n/a         7.04%
                          (h)                             12.97%       7.94%        n/a         6.99%
                          (i)                             12.86%       7.84%        n/a         6.88%
                          (j)                             12.75%       7.73%        n/a         6.78%
                          (k)                             12.69%       7.67%        n/a         6.72%
                          (l)                             12.58%       7.57%        n/a         6.62%
                          (m)                             12.47%       7.46%        n/a         6.51%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    2/1/88
                          (a)                              3.47%      -10.35%      7.75%        9.80%
                          (b)                              3.31%      -10.48%      7.59%        9.64%
                          (c)                              3.21%      -10.57%      7.48%        9.53%
                          (d)                              3.11%      -10.66%      7.38%        9.42%
                          (e)                              3.06%      -10.71%      7.32%        9.36%
                          (f)                              2.95%      -10.80%      7.22%        9.26%
                          (g)                              2.85%      -10.89%      7.11%        9.15%
                          (h)                              2.80%      -10.93%      7.05%        9.09%
                          (i)                              2.70%      -11.02%      6.95%        8.98%
                          (j)                              2.59%      -11.11%      6.84%        8.87%
                          (k)                              2.54%      -11.15%      6.79%        8.82%
                          (l)                              2.44%      -11.24%      6.68%        8.71%
                          (m)                              2.34%      -11.33%      6.57%        8.60%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                      3/4/96
                          (a)                             22.85%       2.00%        n/a        -1.94%
                          (b)                             22.67%       1.85%        n/a        -2.09%
                          (c)                             22.55%       1.75%        n/a        -2.19%
                          (d)                             22.43%       1.65%        n/a        -2.29%
                          (e)                             22.36%       1.59%        n/a        -2.33%
                          (f)                             22.24%       1.49%        n/a        -2.43%
                          (g)                             22.12%       1.39%        n/a        -2.53%
                          (h)                             22.06%       1.34%        n/a        -2.58%
                          (i)                             21.94%       1.24%        n/a        -2.68%
                          (j)                             21.82%       1.14%        n/a        -2.77%
                          (k)                             21.76%       1.09%        n/a        -2.82%
                          (l)                             21.63%       0.99%        n/a        -2.92%
                          (m)                             21.51%       0.89%        n/a        -3.02%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       9/18/00
CLASS II SHARES
                          (a)                             15.68%        n/a         n/a         6.70%
                          (b)                             15.51%        n/a         n/a         6.54%
                          (c)                             15.39%        n/a         n/a         6.43%
                          (d)                             15.28%        n/a         n/a         6.33%
                          (e)                             15.22%        n/a         n/a         6.27%
                          (f)                             15.10%        n/a         n/a         6.17%
                          (g)                             14.99%        n/a         n/a         6.06%
                          (h)                             14.93%        n/a         n/a         6.01%
                          (i)                             14.82%        n/a         n/a         5.90%
                          (j)                             14.70%        n/a         n/a         5.79%
                          (k)                             14.64%        n/a         n/a         5.74%
                          (l)                             14.53%        n/a         n/a         5.64%
                          (m)                             14.42%        n/a         n/a         5.53%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                              5.19%        n/a         n/a        -16.83%
                          (b)                              5.03%        n/a         n/a        -16.95%
                          (c)                              4.92%        n/a         n/a        -17.03%
                          (d)                              4.82%        n/a         n/a        -17.12%
                          (e)                              4.77%        n/a         n/a        -17.16%
                          (f)                              4.66%        n/a         n/a        -17.24%
                          (g)                              4.56%        n/a         n/a        -17.32%
                          (h)                              4.51%        n/a         n/a        -17.36%
                          (i)                              4.40%        n/a         n/a        -17.45%
                          (j)                              4.30%        n/a         n/a        -17.53%
                          (k)                              4.24%        n/a         n/a        -17.57%
                          (l)                              4.14%        n/a         n/a        -17.65%
                          (m)                              4.04%        n/a         n/a        -17.74%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             12.42%        n/a         n/a         3.30%
                          (b)                             12.25%        n/a         n/a         3.15%
                          (c)                             12.14%        n/a         n/a         3.04%
                          (d)                             12.03%        n/a         n/a         2.94%
                          (e)                             11.97%        n/a         n/a         2.89%
                          (f)                             11.86%        n/a         n/a         2.79%
                          (g)                             11.75%        n/a         n/a         2.68%
                          (h)                             11.69%        n/a         n/a         2.63%
                          (i)                             11.58%        n/a         n/a         2.53%
                          (j)                             11.47%        n/a         n/a         2.43%
                          (k)                             11.41%        n/a         n/a         2.38%
                          (l)                             11.30%        n/a         n/a         2.27%
                          (m)                             11.19%        n/a         n/a         2.17%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                           5/1/95
                          (a)                             11.61%       6.90%        n/a         8.95%
                          (b)                             11.45%       6.74%        n/a         8.79%
                          (c)                             11.33%       6.64%        n/a         8.68%
                          (d)                             11.22%       6.53%        n/a         8.57%
                          (e)                             11.17%       6.48%        n/a         8.52%
                          (f)                             11.06%       6.37%        n/a         8.41%
                          (g)                             10.95%       6.27%        n/a         8.30%
                          (h)                             10.89%       6.21%        n/a         8.25%
                          (i)                             10.78%       6.11%        n/a         8.14%
                          (j)                             10.67%       6.00%        n/a         8.03%
                          (k)                             10.61%       5.95%        n/a         7.98%
                          (l)                             10.50%       5.84%        n/a         7.87%
                          (m)                             10.39%       5.73%        n/a         7.76%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                              7.31%       -2.49%      7.55%        8.13%
                          (b)                              7.15%       -2.63%      7.38%        7.97%
                          (c)                              7.05%       -2.73%      7.28%        7.86%
                          (d)                              6.94%       -2.83%      7.17%        7.75%
                          (e)                              6.89%       -2.88%      7.12%        7.70%
                          (f)                              6.78%       -2.97%      7.01%        7.59%
                          (g)                              6.67%       -3.07%      6.90%        7.48%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (h)                              6.62%       -3.12%      6.85%        7.43%
                          (i)                              6.51%       -3.22%      6.74%        7.32%
                          (j)                              6.40%       -3.31%      6.63%        7.21%
                          (k)                              6.35%       -3.36%      6.58%        7.16%
                          (l)                              6.25%       -3.46%      6.47%        7.05%
                          (m)                              6.14%       -3.55%      6.37%        6.94%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                             10/15/97
                          (a)                              7.94%       -4.57%       n/a         0.12%
                          (b)                              7.78%       -4.72%       n/a        -0.03%
                          (c)                              7.67%       -4.81%       n/a        -0.13%
                          (d)                              7.56%       -4.91%       n/a        -0.23%
                          (e)                              7.51%       -4.95%       n/a        -0.28%
                          (f)                              7.40%       -5.05%       n/a        -0.38%
                          (g)                              7.29%       -5.14%       n/a        -0.48%
                          (h)                              7.24%       -5.19%       n/a        -0.53%
                          (i)                              7.13%       -5.29%       n/a        -0.63%
                          (j)                              7.02%       -5.38%       n/a        -0.73%
                          (k)                              6.97%       -5.43%       n/a        -0.78%
                          (l)                              6.86%       -5.52%       n/a        -0.88%
                          (m)                              6.76%       -5.62%       n/a        -0.98%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                              1.77%      -12.04%      4.85%        6.35%
                          (b)                              1.62%      -12.17%      4.69%        6.19%
                          (c)                              1.51%      -12.26%      4.59%        6.08%
                          (d)                              1.41%      -12.35%      4.48%        5.98%
                          (e)                              1.36%      -12.39%      4.43%        5.92%
                          (f)                              1.26%      -12.48%      4.33%        5.82%
                          (g)                              1.16%      -12.57%      4.22%        5.71%
                          (h)                              1.11%      -12.61%      4.17%        5.66%
                          (i)                              1.01%      -12.70%      4.07%        5.56%
                          (j)                              0.91%      -12.79%      3.96%        5.45%
                          (k)                              0.86%      -12.83%      3.91%        5.40%
                          (l)                              0.76%      -12.92%      3.81%        5.29%
                          (m)                              0.66%      -13.00%      3.70%        5.19%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                                                     5/3/94
                          (a)                             12.30%       -7.66%      7.77%        7.27%
                          (b)                             12.13%       -7.80%      7.60%        7.11%
                          (c)                             12.02%       -7.89%      7.50%        7.00%
                          (d)                             11.91%       -7.99%      7.39%        6.90%
                          (e)                             11.85%       -8.03%      7.34%        6.84%
                          (f)                             11.74%       -8.12%      7.23%        6.74%
                          (g)                             11.63%       -8.22%      7.12%        6.63%
                          (h)                             11.58%       -8.26%      7.07%        6.58%
                          (i)                             11.46%       -8.35%      6.96%        6.47%
                          (j)                             11.35%       -8.44%      6.85%        6.36%
                          (k)                             11.30%       -8.49%      6.80%        6.31%
                          (l)                             11.19%       -8.58%      6.69%        6.20%
                          (m)                             11.07%       -8.67%      6.59%        6.10%
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                                                      5/1/92
                          (a)                             20.85%       4.22%       8.50%        8.80%
                          (b)                             20.67%       4.06%       8.34%        8.63%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (c)                             20.55%       3.96%       8.23%        8.52%
                          (d)                             20.43%       3.86%       8.12%        8.42%
                          (e)                             20.37%       3.80%       8.07%        8.36%
                          (f)                             20.25%       3.70%       7.96%        8.25%
                          (g)                             20.13%       3.60%       7.85%        8.15%
                          (h)                             20.07%       3.54%       7.80%        8.09%
                          (i)                             19.95%       3.44%       7.69%        7.98%
                          (j)                             19.83%       3.34%       7.58%        7.87%
                          (k)                             19.77%       3.29%       7.53%        7.82%
                          (l)                             19.65%       3.18%       7.42%        7.71%
                          (m)                             19.53%       3.08%       7.32%        7.61%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                              8.41%       -9.06%       n/a         5.49%
                          (b)                              8.25%       -9.20%       n/a         5.33%
                          (c)                              8.14%       -9.29%       n/a         5.22%
                          (d)                              8.03%       -9.38%       n/a         5.12%
                          (e)                              7.98%       -9.42%       n/a         5.07%
                          (f)                              7.87%       -9.51%       n/a         4.96%
                          (g)                              7.76%       -9.60%       n/a         4.86%
                          (h)                              7.71%       -9.65%       n/a         4.80%
                          (i)                              7.60%       -9.74%       n/a         4.70%
                          (j)                              7.49%       -9.83%       n/a         4.59%
                          (k)                              7.44%       -9.87%       n/a         4.54%
                          (l)                              7.33%       -9.96%       n/a         4.44%
                          (m)                              7.23%      -10.05%       n/a         4.33%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                             4/4/97
PORTFOLIO
                          (a)                             14.52%       -4.93%       n/a        17.96%
                          (b)                             14.35%       -5.07%       n/a        17.78%
                          (c)                             14.23%       -5.16%       n/a        17.66%
                          (d)                             14.12%       -5.26%       n/a        17.55%
                          (e)                             14.06%       -5.30%       n/a        17.49%
                          (f)                             13.95%       -5.40%       n/a        17.37%
                          (g)                             13.83%       -5.49%       n/a        17.25%
                          (h)                             13.78%       -5.54%       n/a        17.19%
                          (i)                             13.66%       -5.64%       n/a        17.08%
                          (j)                             13.55%       -5.73%       n/a        16.96%
                          (k)                             13.49%       -5.78%       n/a        16.90%
                          (l)                             13.38%       -5.87%       n/a        16.79%
                          (m)                             13.27%       -5.97%       n/a        16.67%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             12.59%       -3.27%      6.42%        7.44%
                          (b)                             12.42%       -3.41%      6.26%        7.28%
                          (c)                             12.31%       -3.51%      6.16%        7.17%
                          (d)                             12.20%       -3.61%      6.05%        7.07%
                          (e)                             12.14%       -3.65%      6.00%        7.01%
                          (f)                             12.03%       -3.75%      5.89%        6.91%
                          (g)                             11.92%       -3.85%      5.79%        6.80%
                          (h)                             11.86%       -3.89%      5.73%        6.75%
                          (i)                             11.75%       -3.99%      5.63%        6.64%
                          (j)                             11.64%       -4.09%      5.52%        6.53%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/04     12/31/04    12/31/04    12/31/04    Inception
                                                         --------     --------    --------    --------    ---------
                          (k)                             11.58%       -4.13%      5.47%        6.48%
                          (l)                             11.47%       -4.23%      5.36%        6.37%
                          (m)                             11.36%       -4.33%      5.26%        6.27%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                             13.31%       13.56%       n/a         7.49%
                          (b)                             13.14%       13.39%       n/a         7.33%
                          (c)                             13.03%       13.28%       n/a         7.22%
                          (d)                             12.91%       13.16%       n/a         7.12%
                          (e)                             12.86%       13.11%       n/a         7.06%
                          (f)                             12.74%       12.99%       n/a         6.96%
                          (g)                             12.63%       12.88%       n/a         6.85%
                          (h)                             12.57%       12.82%       n/a         6.79%
                          (i)                             12.46%       12.71%       n/a         6.69%
                          (j)                             12.35%       12.60%       n/a         6.58%
                          (k)                             12.29%       12.54%       n/a         6.53%
                          (l)                             12.18%       12.43%       n/a         6.42%
                          (m)                             12.07%       12.32%       n/a         6.31%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             13.00%       0.89%       8.29%        8.18%
                          (b)                             12.83%       0.74%       8.13%        8.02%
                          (c)                             12.71%       0.64%       8.02%        7.91%
                          (d)                             12.60%       0.54%       7.91%        7.81%
                          (e)                             12.54%       0.49%       7.86%        7.75%
                          (f)                             12.43%       0.39%       7.75%        7.64%
                          (g)                             12.32%       0.29%       7.64%        7.54%
                          (h)                             12.26%       0.24%       7.59%        7.48%
                          (i)                             12.15%       0.14%       7.48%        7.38%
                          (j)                             12.04%       0.04%       7.37%        7.27%
                          (k)                             11.98%       -0.01%      7.32%        7.21%
                          (l)                             11.87%       -0.11%      7.21%        7.11%
                          (m)                             11.76%       -0.21%      7.10%        7.00%

                             CUMULATIVE TOTAL RETURN
                                     B CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)


                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
ADVANTUS BOND                                                             12/3/85
                          (a)                              224.99%
                          (b)                              215.80%
                          (c)                              209.83%
                          (d)                              203.96%
                          (e)                              201.11%
                          (f)                              195.39%
                          (g)                              189.81%
                          (h)                              187.05%
                          (i)                              181.65%
                          (j)                              176.33%
                          (k)                              173.70%
                          (l)                              168.53%
                          (m)                              163.45%
ADVANTUS INDEX 400 MID-CAP                                                10/1/97
                          (a)                              88.46%
                          (b)                              86.41%
                          (c)                              85.06%
                          (d)                              83.72%
                          (e)                              83.07%
                          (f)                              81.74%
                          (g)                              80.43%
                          (h)                              79.78%
                          (i)                              78.48%
                          (j)                              77.19%
                          (k)                              76.55%
                          (l)                              75.27%
                          (m)                              74.01%
ADVANTUS INDEX 500                                                        5/1/87
                          (a)                              369.29%
                          (b)                              357.00%
                          (c)                              348.99%
                          (d)                              341.11%
                          (e)                              337.28%
                          (f)                              329.58%
                          (g)                              322.05%
                          (h)                              318.33%
                          (i)                              311.04%
                          (j)                              303.83%
                          (k)                              300.28%
                          (l)                              293.26%
                          (m)                              286.38%
ADVANTUS MONEY MARKET                                                     12/3/85
                          (a)                              85.03%
                          (b)                              79.81%
                          (c)                              76.39%
                          (d)                              73.08%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (e)                              71.43%
                          (f)                              68.19%
                          (g)                              65.01%
                          (h)                              63.44%
                          (i)                              60.37%
                          (j)                              57.33%
                          (k)                              55.84%
                          (l)                              52.89%
                          (m)                              49.99%
ADVANTUS MORTGAGE SECURITIES                                              5/1/87
                          (a)                              214.87%
                          (b)                              206.62%
                          (c)                              201.24%
                          (d)                              195.96%
                          (e)                              193.39%
                          (f)                              188.23%
                          (g)                              183.17%
                          (h)                              180.68%
                          (i)                              175.79%
                          (j)                              170.95%
                          (k)                              168.57%
                          (l)                              163.86%
                          (m)                              159.23%
ADVANTUS REAL ESTATE SECURITIES                                           5/1/98
                          (a)                              115.01%
                          (b)                              112.87%
                          (c)                              111.45%
                          (d)                              110.04%
                          (e)                              109.35%
                          (f)                              107.96%
                          (g)                              106.57%
                          (h)                              105.89%
                          (i)                              104.52%
                          (j)                              103.16%
                          (k)                              102.48%
                          (l)                              101.14%
                          (m)                              99.80%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                        5/1/02
                          (a)                               5.25%
                          (b)                               4.82%
                          (c)                               4.54%
                          (d)                               4.26%
                          (e)                               4.13%
                          (f)                               3.85%
                          (g)                               3.57%
                          (h)                               3.44%
                          (i)                               3.16%
                          (j)                               2.88%
                          (k)                               2.75%
                          (l)                               2.47%
                          (m)                               2.20%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
AIM V.I. BALANCED FUND - SERIES II SHARES                                 5/1/02
                          (a)                               4.90%
                          (b)                               4.48%
                          (c)                               4.20%
                          (d)                               3.92%
                          (e)                               3.78%
                          (f)                               3.51%
                          (g)                               3.23%
                          (h)                               3.09%
                          (i)                               2.82%
                          (j)                               2.54%
                          (k)                               2.41%
                          (l)                               2.13%
                          (m)                               1.86%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                         5/1/02
SHARES
                          (a)                               6.75%
                          (b)                               6.32%
                          (c)                               6.03%
                          (d)                               5.75%
                          (e)                               5.61%
                          (f)                               5.33%
                          (g)                               5.05%
                          (h)                               4.91%
                          (i)                               4.63%
                          (j)                               4.35%
                          (k)                               4.21%
                          (l)                               3.94%
                          (m)                               3.66%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                           5/1/02
                          (a)                              -0.90%
                          (b)                              -1.30%
                          (c)                              -1.56%
                          (d)                              -1.83%
                          (e)                              -1.95%
                          (f)                              -2.21%
                          (g)                              -2.48%
                          (h)                              -2.60%
                          (i)                              -2.87%
                          (j)                              -3.12%
                          (k)                              -3.25%
                          (l)                              -3.51%
                          (m)                              -3.77%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                       5/1/02
SHARES
                          (a)                              16.60%
                          (b)                              16.14%
                          (c)                              15.82%
                          (d)                              15.51%
                          (e)                              15.37%
                          (f)                              15.06%
                          (g)                              14.75%
                          (h)                              14.60%
                          (i)                              14.29%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (j)                              13.99%
                          (k)                              13.84%
                          (l)                              13.53%
                          (m)                              13.23%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                          5/1/02
                          (a)                               7.18%
                          (b)                               6.75%
                          (c)                               6.46%
                          (d)                               6.18%
                          (e)                               6.04%
                          (f)                               5.76%
                          (g)                               5.48%
                          (h)                               5.34%
                          (i)                               5.06%
                          (j)                               4.78%
                          (k)                               4.64%
                          (l)                               4.36%
                          (m)                               4.08%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                          5/1/02
                          (a)                              23.95%
                          (b)                              23.46%
                          (c)                              23.12%
                          (d)                              22.79%
                          (e)                              22.64%
                          (f)                              22.31%
                          (g)                              21.98%
                          (h)                              21.82%
                          (i)                              21.50%
                          (j)                              21.17%
                          (k)                              21.01%
                          (l)                              20.69%
                          (m)                              20.37%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                    2/1/00
                          (a)                               5.01%
                          (b)                               4.24%
                          (c)                               3.72%
                          (d)                               3.22%
                          (e)                               2.97%
                          (f)                               2.46%
                          (g)                               1.96%
                          (h)                               1.71%
                          (i)                               1.21%
                          (j)                               0.71%
                          (k)                               0.47%
                          (l)                              -0.02%
                          (m)                              -0.51%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                     2/1/00
                          (a)                              21.06%
                          (b)                              20.16%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (c)                              19.58%
                          (d)                              18.99%
                          (e)                              18.70%
                          (f)                              18.12%
                          (g)                              17.54%
                          (h)                              17.25%
                          (i)                              16.68%
                          (j)                              16.10%
                          (k)                              15.82%
                          (l)                              15.25%
                          (m)                              14.69%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                           2/1/00
                          (a)                              80.65%
                          (b)                              79.32%
                          (c)                              78.44%
                          (d)                              77.56%
                          (e)                              77.14%
                          (f)                              76.27%
                          (g)                              75.40%
                          (h)                              74.98%
                          (i)                              74.12%
                          (j)                              73.26%
                          (k)                              72.84%
                          (l)                              71.99%
                          (m)                              71.15%
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                   8/1/00
                          (a)                              -24.69%
                          (b)                              -25.19%
                          (c)                              -25.52%
                          (d)                              -25.85%
                          (e)                              -26.01%
                          (f)                              -26.34%
                          (g)                              -26.66%
                          (h)                              -26.82%
                          (i)                              -27.15%
                          (j)                              -27.47%
                          (k)                              -27.63%
                          (l)                              -27.95%
                          (m)                              -28.27%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                        5/1/02
FUND - CLASS 2
                          (a)                               9.75%
                          (b)                               9.31%
                          (c)                               9.01%
                          (d)                               8.72%
                          (e)                               8.58%
                          (f)                               8.29%
                          (g)                               8.00%
                          (h)                               7.86%
                          (i)                               7.57%
                          (j)                               7.29%
                          (k)                               7.14%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (l)                               6.86%
                          (m)                               6.57%
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                    5/1/02
CLASS 2
                          (a)                              16.39%
                          (b)                              15.92%
                          (c)                              15.61%
                          (d)                              15.30%
                          (e)                              15.15%
                          (f)                              14.85%
                          (g)                              14.54%
                          (h)                              14.39%
                          (i)                              14.08%
                          (j)                              13.78%
                          (k)                              13.63%
                          (l)                              13.33%
                          (m)                              13.02%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                    5/1/02
                          (a)                              11.01%
                          (b)                              10.56%
                          (c)                              10.27%
                          (d)                               9.97%
                          (e)                               9.83%
                          (f)                               9.54%
                          (g)                               9.24%
                          (h)                               9.10%
                          (i)                               8.81%
                          (j)                               8.52%
                          (k)                               8.37%
                          (l)                               8.08%
                          (m)                               7.80%
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                       2/1/00
                          (a)                              -27.18%
                          (b)                              -27.72%
                          (c)                              -28.08%
                          (d)                              -28.43%
                          (e)                              -28.60%
                          (f)                              -28.95%
                          (g)                              -29.30%
                          (h)                              -29.47%
                          (i)                              -29.82%
                          (j)                              -30.16%
                          (k)                              -30.33%
                          (l)                              -30.67%
                          (m)                              -31.01%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                       2/1/00
SERVICE SHARES
                          (a)                              -28.48%
                          (b)                              -29.00%
                          (c)                              -29.35%
                          (d)                              -29.70%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (e)                              -29.87%
                          (f)                              -30.21%
                          (g)                              -30.55%
                          (h)                              -30.72%
                          (i)                              -31.06%
                          (j)                              -31.40%
                          (k)                              -31.57%
                          (l)                              -31.91%
                          (m)                              -32.24%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                        5/1/02
                          (a)                               2.31%
                          (b)                               1.90%
                          (c)                               1.63%
                          (d)                               1.35%
                          (e)                               1.22%
                          (f)                               0.95%
                          (g)                               0.69%
                          (h)                               0.55%
                          (i)                               0.28%
                          (j)                               0.02%
                          (k)                              -0.12%
                          (l)                              -0.38%
                          (m)                              -0.65%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                5/1/02
                          (a)                               8.45%
                          (b)                               8.02%
                          (c)                               7.73%
                          (d)                               7.44%
                          (e)                               7.30%
                          (f)                               7.02%
                          (g)                               6.73%
                          (h)                               6.59%
                          (i)                               6.30%
                          (j)                               6.02%
                          (k)                               5.88%
                          (l)                               5.60%
                          (m)                               5.32%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                 5/1/02
                          (a)                               3.52%
                          (b)                               3.10%
                          (c)                               2.83%
                          (d)                               2.55%
                          (e)                               2.42%
                          (f)                               2.15%
                          (g)                               1.88%
                          (h)                               1.74%
                          (i)                               1.47%
                          (j)                               1.20%
                          (k)                               1.06%
                          (l)                               0.79%
                          (m)                               0.52%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
MFS VALUE SERIES - SERVICE SHARES                                         5/1/02
                          (a)                              16.50%
                          (b)                              16.03%
                          (c)                              15.72%
                          (d)                              15.41%
                          (e)                              15.26%
                          (f)                              14.95%
                          (g)                              14.65%
                          (h)                              14.49%
                          (i)                              14.19%
                          (j)                              13.88%
                          (k)                              13.73%
                          (l)                              13.43%
                          (m)                              13.13%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                        5/1/02
SHARES
                          (a)                               6.95%
                          (b)                               6.52%
                          (c)                               6.23%
                          (d)                               5.95%
                          (e)                               5.81%
                          (f)                               5.53%
                          (g)                               5.25%
                          (h)                               5.11%
                          (i)                               4.83%
                          (j)                               4.55%
                          (k)                               4.41%
                          (l)                               4.13%
                          (m)                               3.85%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                          5/1/02
                          (a)                              24.52%
                          (b)                              24.02%
                          (c)                              23.69%
                          (d)                              23.36%
                          (e)                              23.20%
                          (f)                              22.87%
                          (g)                              22.55%
                          (h)                              22.38%
                          (i)                              22.06%
                          (j)                              21.73%
                          (k)                              21.57%
                          (l)                              21.24%
                          (m)                              20.92%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                        5/1/02
SHARES
                          (a)                              17.30%
                          (b)                              16.83%
                          (c)                              16.52%
                          (d)                              16.21%
                          (e)                              16.05%
                          (f)                              15.75%
                          (g)                              15.44%
                          (h)                              15.29%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (i)                              14.98%
                          (j)                              14.67%
                          (k)                              14.52%
                          (l)                              14.21%
                          (m)                              13.91%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                        5/1/02
                          (a)                              12.74%
                          (b)                              12.29%
                          (c)                              11.99%
                          (d)                              11.69%
                          (e)                              11.54%
                          (f)                              11.25%
                          (g)                              10.95%
                          (h)                              10.80%
                          (i)                              10.51%
                          (j)                              10.21%
                          (k)                              10.06%
                          (l)                               9.77%
                          (m)                               9.48%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                     5/1/02
                          (a)                              18.17%
                          (b)                              17.70%
                          (c)                              17.39%
                          (d)                              17.07%
                          (e)                              16.92%
                          (f)                              16.61%
                          (g)                              16.30%
                          (h)                              16.14%
                          (i)                              15.83%
                          (j)                              15.53%
                          (k)                              15.37%
                          (l)                              15.06%
                          (m)                              14.76%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                        5/1/02
                          (a)                               8.60%
                          (b)                               8.16%
                          (c)                               7.87%
                          (d)                               7.58%
                          (e)                               7.44%
                          (f)                               7.16%
                          (g)                               6.87%
                          (h)                               6.73%
                          (i)                               6.45%
                          (j)                               6.16%
                          (k)                               6.02%
                          (l)                               5.74%
                          (m)                               5.46%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                5/1/02
                          (a)                              24.50%
                          (b)                              24.00%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (c)                              23.67%
                          (d)                              23.34%
                          (e)                              23.18%
                          (f)                              22.85%
                          (g)                              22.52%
                          (h)                              22.36%
                          (i)                              22.03%
                          (j)                              21.71%
                          (k)                              21.54%
                          (l)                              21.22%
                          (m)                              20.90%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                  5/1/02
                          (a)                               0.16%
                          (b)                              -0.24%
                          (c)                              -0.51%
                          (d)                              -0.77%
                          (e)                              -0.90%
                          (f)                              -1.16%
                          (g)                              -1.43%
                          (h)                              -1.56%
                          (i)                              -1.82%
                          (j)                              -2.08%
                          (k)                              -2.21%
                          (l)                              -2.47%
                          (m)                              -2.73%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                    10/1/97
                          (a)                              -7.86%
                          (b)                              -8.85%
                          (c)                              -9.51%
                          (d)                              -10.17%
                          (e)                              -10.49%
                          (f)                              -11.14%
                          (g)                              -11.78%
                          (h)                              -12.10%
                          (i)                              -12.73%
                          (j)                              -13.36%
                          (k)                              -13.68%
                          (l)                              -14.30%
                          (m)                              -14.92%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                      1/13/03
CLASS II SHARES
                          (a)                              42.29%
                          (b)                              41.86%
                          (c)                              41.58%
                          (d)                              41.30%
                          (e)                              41.17%
                          (f)                              40.90%
                          (g)                              40.62%
                          (h)                              40.48%
                          (i)                              40.21%
                          (j)                              39.93%
                          (k)                              39.79%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (l)                              39.52%
                          (m)                              39.25%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                          1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                              25.93%
                          (b)                              25.56%
                          (c)                              25.31%
                          (d)                              25.06%
                          (e)                              24.94%
                          (f)                              24.70%
                          (g)                              24.46%
                          (h)                              24.33%
                          (i)                              24.09%
                          (j)                              23.84%
                          (k)                              23.72%
                          (l)                              23.48%
                          (m)                              23.24%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                        1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                              36.81%
                          (b)                              36.40%
                          (c)                              36.14%
                          (d)                              35.87%
                          (e)                              35.74%
                          (f)                              35.47%
                          (g)                              35.21%
                          (h)                              35.07%
                          (i)                              34.81%
                          (j)                              34.55%
                          (k)                              34.41%
                          (l)                              34.15%
                          (m)                              33.89%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                         9/22/03
                          (a)                              18.37%
                          (b)                              18.15%
                          (c)                              18.00%
                          (d)                              17.85%
                          (e)                              17.77%
                          (f)                              17.62%
                          (g)                              17.47%
                          (h)                              17.40%
                          (i)                              17.25%
                          (j)                              17.10%
                          (k)                              17.03%
                          (l)                              16.88%
                          (m)                              16.73%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                               12/3/85
                          (a)                              369.38%
                          (b)                              356.12%
                          (c)                              347.50%
                          (d)                              339.04%
                          (e)                              334.89%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (f)                              326.64%
                          (g)                              318.57%
                          (h)                              314.59%
                          (i)                              306.79%
                          (j)                              299.10%
                          (k)                              295.31%
                          (l)                              287.83%
                          (m)                              280.50%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                           10/15/97
                          (a)                               3.00%
                          (b)                               1.88%
                          (c)                               1.15%
                          (d)                               0.43%
                          (e)                               0.07%
                          (f)                              -0.65%
                          (g)                              -1.37%
                          (h)                              -1.72%
                          (i)                              -2.43%
                          (j)                              -3.13%
                          (k)                              -3.48%
                          (l)                              -4.17%
                          (m)                              -4.86%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                 12/3/85
                          (a)                              242.09%
                          (b)                              232.43%
                          (c)                              226.14%
                          (d)                              219.97%
                          (e)                              216.96%
                          (f)                              210.93%
                          (g)                              205.05%
                          (h)                              202.15%
                          (i)                              196.48%
                          (j)                              190.87%
                          (k)                              188.11%
                          (l)                              182.67%
                          (m)                              177.31%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                   9/22/03
                          (a)                              27.01%
                          (b)                              26.77%
                          (c)                              26.61%
                          (d)                              26.45%
                          (e)                              26.37%
                          (f)                              26.21%
                          (g)                              26.05%
                          (h)                              25.97%
                          (i)                              25.81%
                          (j)                              25.65%
                          (k)                              25.57%
                          (l)                              25.41%
                          (m)                              25.24%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                    5/1/92
                          (a)                              201.89%
                          (b)                              196.20%
                          (c)                              192.47%
                          (d)                              188.78%
                          (e)                              186.97%
                          (f)                              183.35%
                          (g)                              179.78%
                          (h)                              178.01%
                          (i)                              174.52%
                          (j)                              171.06%
                          (k)                              169.35%
                          (l)                              165.95%
                          (m)                              162.60%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                       10/1/97
                          (a)                              50.44%
                          (b)                              48.81%
                          (c)                              47.73%
                          (d)                              46.66%
                          (e)                              46.14%
                          (f)                              45.08%
                          (g)                              44.03%
                          (h)                              43.51%
                          (i)                              42.47%
                          (j)                              41.44%
                          (k)                              40.93%
                          (l)                              39.91%
                          (m)                              38.90%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                           9/22/03
PORTFOLIO
                          (a)                              26.32%
                          (b)                              26.08%
                          (c)                              25.92%
                          (d)                              25.76%
                          (e)                              25.68%
                          (f)                              25.52%
                          (g)                              25.36%
                          (h)                              25.28%
                          (i)                              25.12%
                          (j)                              24.96%
                          (k)                              24.88%
                          (l)                              24.72%
                          (m)                              24.56%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                       5/3/93
                          (a)                              138.96%
                          (b)                              134.81%
                          (c)                              132.09%
                          (d)                              129.40%
                          (e)                              128.07%
                          (f)                              125.42%
                          (g)                              122.80%
                          (h)                              121.50%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (i)                              118.94%
                          (j)                              116.40%
                          (k)                              115.14%
                          (l)                              112.65%
                          (m)                              110.18%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                        10/1/97
                          (a)                              72.42%
                          (b)                              70.55%
                          (c)                              69.32%
                          (d)                              68.09%
                          (e)                              67.49%
                          (f)                              66.28%
                          (g)                              65.08%
                          (h)                              64.48%
                          (i)                              63.29%
                          (j)                              62.11%
                          (k)                              61.53%
                          (l)                              60.36%
                          (m)                              59.20%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                  5/2/94
                          (a)                              138.71%
                          (b)                              134.91%
                          (c)                              132.42%
                          (d)                              129.96%
                          (e)                              128.73%
                          (f)                              126.30%
                          (g)                              123.90%
                          (h)                              122.71%
                          (i)                              120.35%
                          (j)                              118.01%
                          (k)                              116.85%
                          (l)                              114.55%
                          (m)                              112.27%

                             CUMULATIVE TOTAL RETURN
                                     C CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
ADVANTUS BOND                                                             12/3/85
                          (a)                              204.51%
                          (b)                              195.93%
                          (c)                              190.33%
                          (d)                              184.84%
                          (e)                              182.16%
                          (f)                              176.83%
                          (g)                              171.59%
                          (h)                              169.02%
                          (i)                              163.93%
                          (j)                              158.93%
                          (k)                              156.47%
                          (l)                              151.63%
                          (m)                              146.87%
ADVANTUS INDEX 400 MID-CAP                                                10/1/97
                          (a)                              83.85%
                          (b)                              81.87%
                          (c)                              80.55%
                          (d)                              79.25%
                          (e)                              78.60%
                          (f)                              77.31%
                          (g)                              76.03%
                          (h)                              75.39%
                          (i)                              74.12%
                          (j)                              72.86%
                          (k)                              72.24%
                          (l)                              70.99%
                          (m)                              69.76%
ADVANTUS INDEX 500                                                        5/1/87
                          (a)                              341.83%
                          (b)                              330.28%
                          (c)                              322.74%
                          (d)                              315.33%
                          (e)                              311.71%
                          (f)                              304.49%
                          (g)                              297.41%
                          (h)                              293.91%
                          (i)                              287.01%
                          (j)                              280.23%
                          (k)                              276.88%
                          (l)                              270.27%
                          (m)                              263.78%
ADVANTUS MONEY MARKET                                                     12/3/85
                          (a)                              73.40%
                          (b)                              68.50%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (c)                              65.32%
                          (d)                              62.18%
                          (e)                              60.66%
                          (f)                              57.62%
                          (g)                              54.63%
                          (h)                              53.17%
                          (i)                              50.27%
                          (j)                              47.43%
                          (k)                              46.03%
                          (l)                              43.27%
                          (m)                              40.56%
ADVANTUS MORTGAGE SECURITIES                                              5/1/87
                          (a)                              196.45%
                          (b)                              188.71%
                          (c)                              183.65%
                          (d)                              178.67%
                          (e)                              176.25%
                          (f)                              171.41%
                          (g)                              166.65%
                          (h)                              164.30%
                          (i)                              159.67%
                          (j)                              155.12%
                          (k)                              152.88%
                          (l)                              148.45%
                          (m)                              144.09%
ADVANTUS REAL ESTATE SECURITIES                                           5/1/98
                          (a)                              110.16%
                          (b)                              108.08%
                          (c)                              106.70%
                          (d)                              105.32%
                          (e)                              104.64%
                          (f)                              103.28%
                          (g)                              101.93%
                          (h)                              101.26%
                          (i)                              99.92%
                          (j)                              98.59%
                          (k)                              97.93%
                          (l)                              96.61%
                          (m)                              95.30%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                        5/1/02
                          (a)                               4.29%
                          (b)                               3.88%
                          (c)                               3.60%
                          (d)                               3.33%
                          (e)                               3.19%
                          (f)                               2.91%
                          (g)                               2.64%
                          (h)                               2.50%
                          (i)                               2.23%
                          (j)                               1.95%
                          (k)                               1.82%
                          (l)                               1.55%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (m)                               1.28%
AIM V.I. BALANCED FUND - SERIES II SHARES                                 5/1/02
                          (a)                               3.94%
                          (b)                               3.53%
                          (c)                               3.26%
                          (d)                               2.98%
                          (e)                               2.84%
                          (f)                               2.57%
                          (g)                               2.30%
                          (h)                               2.16%
                          (i)                               1.89%
                          (j)                               1.62%
                          (k)                               1.48%
                          (l)                               1.21%
                          (m)                               0.94%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                         5/1/02
SHARES
                          (a)                               5.78%
                          (b)                               5.36%
                          (c)                               5.08%
                          (d)                               4.80%
                          (e)                               4.66%
                          (f)                               4.38%
                          (g)                               4.10%
                          (h)                               3.96%
                          (i)                               3.69%
                          (j)                               3.41%
                          (k)                               3.27%
                          (l)                               3.00%
                          (m)                               2.72%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                           5/1/02
                          (a)                              -1.80%
                          (b)                              -2.19%
                          (c)                              -2.45%
                          (d)                              -2.71%
                          (e)                              -2.84%
                          (f)                              -3.10%
                          (g)                              -3.36%
                          (h)                              -3.49%
                          (i)                              -3.74%
                          (j)                              -4.00%
                          (k)                              -4.13%
                          (l)                              -4.38%
                          (m)                              -4.64%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                       5/1/02
SHARES
                          (a)                              15.54%
                          (b)                              15.09%
                          (c)                              14.78%
                          (d)                              14.48%
                          (e)                              14.32%
                          (f)                              14.02%
                          (g)                              13.71%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (h)                              13.56%
                          (i)                              13.26%
                          (j)                              12.96%
                          (k)                              12.81%
                          (l)                              12.51%
                          (m)                              12.21%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                          5/1/02
                          (a)                               6.21%
                          (b)                               5.79%
                          (c)                               5.51%
                          (d)                               5.22%
                          (e)                               5.08%
                          (f)                               4.80%
                          (g)                               4.52%
                          (h)                               4.39%
                          (i)                               4.11%
                          (j)                               3.83%
                          (k)                               3.69%
                          (l)                               3.42%
                          (m)                               3.14%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                          5/1/02
                          (a)                              22.82%
                          (b)                              22.34%
                          (c)                              22.01%
                          (d)                              21.69%
                          (e)                              21.53%
                          (f)                              21.20%
                          (g)                              20.88%
                          (h)                              20.72%
                          (i)                              20.40%
                          (j)                              20.08%
                          (k)                              19.92%
                          (l)                              19.60%
                          (m)                              19.28%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                    2/1/00
                          (a)                               3.27%
                          (b)                               2.51%
                          (c)                               2.01%
                          (d)                               1.51%
                          (e)                               1.26%
                          (f)                               0.76%
                          (g)                               0.27%
                          (h)                               0.02%
                          (i)                              -0.47%
                          (j)                              -0.96%
                          (k)                              -1.20%
                          (l)                              -1.68%
                          (m)                              -2.16%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                     2/1/00
                          (a)                              19.04%
                          (b)                              18.17%
                          (c)                              17.59%
                          (d)                              17.02%
                          (e)                              16.73%
                          (f)                              16.16%
                          (g)                              15.59%
                          (h)                              15.31%
                          (i)                              14.74%
                          (j)                              14.18%
                          (k)                              13.90%
                          (l)                              13.34%
                          (m)                              12.78%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                           2/1/00
                          (a)                              77.64%
                          (b)                              76.34%
                          (c)                              75.48%
                          (d)                              74.62%
                          (e)                              74.19%
                          (f)                              73.34%
                          (g)                              72.49%
                          (h)                              72.07%
                          (i)                              71.22%
                          (j)                              70.38%
                          (k)                              69.97%
                          (l)                              69.13%
                          (m)                              68.30%
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                   8/1/00
                          (a)                              -25.82%
                          (b)                              -26.30%
                          (c)                              -26.63%
                          (d)                              -26.95%
                          (e)                              -27.11%
                          (f)                              -27.43%
                          (g)                              -27.75%
                          (h)                              -27.91%
                          (i)                              -28.23%
                          (j)                              -28.55%
                          (k)                              -28.71%
                          (l)                              -29.02%
                          (m)                              -29.33%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                        5/1/02
FUND - CLASS 2
                          (a)                               8.75%
                          (b)                               8.32%
                          (c)                               8.03%
                          (d)                               7.74%
                          (e)                               7.60%
                          (f)                               7.31%
                          (g)                               7.03%
                          (h)                               6.88%
                          (i)                               6.60%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (j)                               6.32%
                          (k)                               6.17%
                          (l)                               5.89%
                          (m)                               5.61%
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                    5/1/02
CLASS 2
                          (a)                              15.33%
                          (b)                              14.88%
                          (c)                              14.57%
                          (d)                              14.27%
                          (e)                              14.11%
                          (f)                              13.81%
                          (g)                              13.50%
                          (h)                              13.35%
                          (i)                              13.05%
                          (j)                              12.75%
                          (k)                              12.60%
                          (l)                              12.30%
                          (m)                              12.00%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                    5/1/02
                          (a)                              10.00%
                          (b)                               9.56%
                          (c)                               9.27%
                          (d)                               8.98%
                          (e)                               8.84%
                          (f)                               8.55%
                          (g)                               8.26%
                          (h)                               8.11%
                          (i)                               7.82%
                          (j)                               7.54%
                          (k)                               7.39%
                          (l)                               7.11%
                          (m)                               6.82%
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                       2/1/00
                          (a)                              -28.39%
                          (b)                              -28.91%
                          (c)                              -29.26%
                          (d)                              -29.61%
                          (e)                              -29.78%
                          (f)                              -30.13%
                          (g)                              -30.47%
                          (h)                              -30.64%
                          (i)                              -30.98%
                          (j)                              -31.32%
                          (k)                              -31.49%
                          (l)                              -31.82%
                          (m)                              -32.16%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                       2/1/00
SERVICE SHARES
                          (a)                              -29.66%
                          (b)                              -30.18%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (c)                              -30.52%
                          (d)                              -30.86%
                          (e)                              -31.03%
                          (f)                              -31.37%
                          (g)                              -31.70%
                          (h)                              -31.87%
                          (i)                              -32.20%
                          (j)                              -32.54%
                          (k)                              -32.70%
                          (l)                              -33.03%
                          (m)                              -33.36%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                        5/1/02
                          (a)                               1.38%
                          (b)                               0.98%
                          (c)                               0.71%
                          (d)                               0.44%
                          (e)                               0.31%
                          (f)                               0.04%
                          (g)                              -0.22%
                          (h)                              -0.36%
                          (i)                              -0.62%
                          (j)                              -0.89%
                          (k)                              -1.02%
                          (l)                              -1.28%
                          (m)                              -1.55%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                5/1/02
                          (a)                               7.47%
                          (b)                               7.04%
                          (c)                               6.76%
                          (d)                               6.47%
                          (e)                               6.33%
                          (f)                               6.05%
                          (g)                               5.77%
                          (h)                               5.62%
                          (i)                               5.34%
                          (j)                               5.06%
                          (k)                               4.92%
                          (l)                               4.64%
                          (m)                               4.36%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                 5/1/02
                          (a)                               2.58%
                          (b)                               2.17%
                          (c)                               1.90%
                          (d)                               1.63%
                          (e)                               1.50%
                          (f)                               1.22%
                          (g)                               0.95%
                          (h)                               0.82%
                          (i)                               0.55%
                          (j)                               0.28%
                          (k)                               0.15%
                          (l)                              -0.12%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (m)                              -0.38%
MFS VALUE SERIES - SERVICE SHARES                                         5/1/02
                          (a)                              15.44%
                          (b)                              14.98%
                          (c)                              14.68%
                          (d)                              14.37%
                          (e)                              14.22%
                          (f)                              13.91%
                          (g)                              13.61%
                          (h)                              13.46%
                          (i)                              13.15%
                          (j)                              12.85%
                          (k)                              12.70%
                          (l)                              12.40%
                          (m)                              12.10%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                        5/1/02
SHARES
                          (a)                               5.97%
                          (b)                               5.56%
                          (c)                               5.28%
                          (d)                               4.99%
                          (e)                               4.85%
                          (f)                               4.57%
                          (g)                               4.30%
                          (h)                               4.16%
                          (i)                               3.88%
                          (j)                               3.60%
                          (k)                               3.46%
                          (l)                               3.19%
                          (m)                               2.91%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                          5/1/02
                          (a)                              23.39%
                          (b)                              22.90%
                          (c)                              22.58%
                          (d)                              22.25%
                          (e)                              22.09%
                          (f)                              21.76%
                          (g)                              21.44%
                          (h)                              21.27%
                          (i)                              20.95%
                          (j)                              20.63%
                          (k)                              20.47%
                          (l)                              20.15%
                          (m)                              19.82%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                        5/1/02
SHARES
                          (a)                              16.24%
                          (b)                              15.78%
                          (c)                              15.47%
                          (d)                              15.16%
                          (e)                              15.01%
                          (f)                              14.70%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (g)                              14.40%
                          (h)                              14.24%
                          (i)                              13.94%
                          (j)                              13.63%
                          (k)                              13.48%
                          (l)                              13.18%
                          (m)                              12.88%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                        5/1/02
                          (a)                              11.72%
                          (b)                              11.28%
                          (c)                              10.98%
                          (d)                              10.68%
                          (e)                              10.53%
                          (f)                              10.24%
                          (g)                               9.95%
                          (h)                               9.80%
                          (i)                               9.51%
                          (j)                               9.21%
                          (k)                               9.07%
                          (l)                               8.78%
                          (m)                               8.49%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                     5/1/02
                          (a)                              17.10%
                          (b)                              16.64%
                          (c)                              16.33%
                          (d)                              16.02%
                          (e)                              15.86%
                          (f)                              15.55%
                          (g)                              15.25%
                          (h)                              15.09%
                          (i)                              14.78%
                          (j)                              14.48%
                          (k)                              14.33%
                          (l)                              14.02%
                          (m)                              13.72%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                        5/1/02
                          (a)                               7.61%
                          (b)                               7.19%
                          (c)                               6.90%
                          (d)                               6.62%
                          (e)                               6.47%
                          (f)                               6.19%
                          (g)                               5.91%
                          (h)                               5.77%
                          (i)                               5.48%
                          (j)                               5.20%
                          (k)                               5.06%
                          (l)                               4.78%
                          (m)                               4.50%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                5/1/02
                          (a)                              23.37%
                          (b)                              22.88%
                          (c)                              22.55%
                          (d)                              22.22%
                          (e)                              22.06%
                          (f)                              21.74%
                          (g)                              21.41%
                          (h)                              21.25%
                          (i)                              20.93%
                          (j)                              20.60%
                          (k)                              20.44%
                          (l)                              20.12%
                          (m)                              19.80%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                  5/1/02
                          (a)                              -0.74%
                          (b)                              -1.14%
                          (c)                              -1.40%
                          (d)                              -1.66%
                          (e)                              -1.80%
                          (f)                              -2.06%
                          (g)                              -2.32%
                          (h)                              -2.45%
                          (i)                              -2.71%
                          (j)                              -2.97%
                          (k)                              -3.10%
                          (l)                              -3.36%
                          (m)                              -3.61%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                    10/1/97
                          (a)                              -10.10%
                          (b)                              -11.07%
                          (c)                              -11.71%
                          (d)                              -12.35%
                          (e)                              -12.67%
                          (f)                              -13.30%
                          (g)                              -13.93%
                          (h)                              -14.24%
                          (i)                              -14.86%
                          (j)                              -15.47%
                          (k)                              -15.78%
                          (l)                              -16.39%
                          (m)                              -16.99%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                      1/13/03
CLASS II SHARES
                          (a)                              41.33%
                          (b)                              40.92%
                          (c)                              40.64%
                          (d)                              40.37%
                          (e)                              40.23%
                          (f)                              39.95%
                          (g)                              39.68%
                          (h)                              39.54%
                          (i)                              39.27%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (j)                              38.99%
                          (k)                              38.86%
                          (l)                              38.59%
                          (m)                              38.31%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                          1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                              25.08%
                          (b)                              24.72%
                          (c)                              24.48%
                          (d)                              24.23%
                          (e)                              24.11%
                          (f)                              23.87%
                          (g)                              23.62%
                          (h)                              23.50%
                          (i)                              23.26%
                          (j)                              23.02%
                          (k)                              22.90%
                          (l)                              22.66%
                          (m)                              22.41%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                        1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                              35.89%
                          (b)                              35.50%
                          (c)                              35.23%
                          (d)                              34.96%
                          (e)                              34.83%
                          (f)                              34.57%
                          (g)                              34.30%
                          (h)                              34.17%
                          (i)                              33.91%
                          (j)                              33.65%
                          (k)                              33.51%
                          (l)                              33.25%
                          (m)                              32.99%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                         9/22/03
                          (a)                              17.86%
                          (b)                              17.64%
                          (c)                              17.49%
                          (d)                              17.34%
                          (e)                              17.26%
                          (f)                              17.11%
                          (g)                              16.96%
                          (h)                              16.89%
                          (i)                              16.74%
                          (j)                              16.59%
                          (k)                              16.52%
                          (l)                              16.37%
                          (m)                              16.22%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                               12/3/85
                          (a)                              339.81%
                          (b)                              327.40%
                          (c)                              319.31%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (d)                              311.38%
                          (e)                              307.51%
                          (f)                              299.81%
                          (g)                              292.25%
                          (h)                              288.52%
                          (i)                              281.18%
                          (j)                              273.96%
                          (k)                              270.42%
                          (l)                              263.41%
                          (m)                              256.53%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                           10/15/97
                          (a)                               0.50%
                          (b)                              -0.58%
                          (c)                              -1.30%
                          (d)                              -2.01%
                          (e)                              -2.36%
                          (f)                              -3.06%
                          (g)                              -3.76%
                          (h)                              -4.10%
                          (i)                              -4.79%
                          (j)                              -5.48%
                          (k)                              -5.82%
                          (l)                              -6.50%
                          (m)                              -7.17%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                 12/3/85
                          (a)                              220.54%
                          (b)                              211.49%
                          (c)                              205.60%
                          (d)                              199.81%
                          (e)                              197.01%
                          (f)                              191.40%
                          (g)                              185.89%
                          (h)                              183.18%
                          (i)                              177.81%
                          (j)                              172.56%
                          (k)                              169.98%
                          (l)                              164.87%
                          (m)                              159.86%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                   9/22/03
                          (a)                              26.46%
                          (b)                              26.22%
                          (c)                              26.06%
                          (d)                              25.90%
                          (e)                              25.82%
                          (f)                              25.66%
                          (g)                              25.50%
                          (h)                              25.42%
                          (i)                              25.26%
                          (j)                              25.10%
                          (k)                              25.02%
                          (l)                              24.86%
                          (m)                              24.70%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                    5/1/92
                          (a)                              189.11%
                          (b)                              183.68%
                          (c)                              180.11%
                          (d)                              176.58%
                          (e)                              174.84%
                          (f)                              171.38%
                          (g)                              167.96%
                          (h)                              166.27%
                          (i)                              162.91%
                          (j)                              159.60%
                          (k)                              157.96%
                          (l)                              154.71%
                          (m)                              151.50%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                       10/1/97
                          (a)                              46.76%
                          (b)                              45.18%
                          (c)                              44.13%
                          (d)                              43.09%
                          (e)                              42.57%
                          (f)                              41.54%
                          (g)                              40.52%
                          (h)                              40.01%
                          (i)                              39.00%
                          (j)                              37.99%
                          (k)                              37.49%
                          (l)                              36.50%
                          (m)                              35.51%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                           9/22/03
PORTFOLIO
                          (a)                              25.77%
                          (b)                              25.53%
                          (c)                              25.37%
                          (d)                              25.21%
                          (e)                              25.13%
                          (f)                              24.98%
                          (g)                              24.82%
                          (h)                              24.74%
                          (i)                              24.58%
                          (j)                              24.42%
                          (k)                              24.34%
                          (l)                              24.18%
                          (m)                              24.02%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                       5/3/93
                          (a)                              129.65%
                          (b)                              125.66%
                          (c)                              123.04%
                          (d)                              120.46%
                          (e)                              119.18%
                          (f)                              116.64%

                                                            From
                                                          Inception        Date
                                                             to             of
                                                          12/31/04       Inception
                                                          --------       ---------
                          (g)                              114.12%
                          (h)                              112.88%
                          (i)                              110.41%
                          (j)                              107.97%
                          (k)                              106.75%
                          (l)                              104.36%
                          (m)                              101.98%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                        10/1/97
                          (a)                              68.21%
                          (b)                              66.39%
                          (c)                              65.19%
                          (d)                              64.00%
                          (e)                              63.40%
                          (f)                              62.22%
                          (g)                              61.05%
                          (h)                              60.47%
                          (i)                              59.31%
                          (j)                              58.16%
                          (k)                              57.58%
                          (l)                              56.45%
                          (m)                              55.31%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                  5/2/94
                          (a)                              130.18%
                          (b)                              126.53%
                          (c)                              124.12%
                          (d)                              121.74%
                          (e)                              120.57%
                          (f)                              118.23%
                          (g)                              115.91%
                          (h)                              114.76%
                          (i)                              112.48%
                          (j)                              110.23%
                          (k)                              109.11%
                          (l)                              106.89%
                          (m)                              104.69%

                             CUMULATIVE TOTAL RETURN
                                     L CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)


                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
ADVANTUS BOND                                                               12/3/85
                          (a)                               207.45%
                          (b)                               198.77%
                          (c)                               193.11%
                          (d)                               187.57%
                          (e)                               184.84%
                          (f)                               179.48%
                          (g)                               174.20%
                          (h)                               171.59%
                          (i)                               166.46%
                          (j)                               161.42%
                          (k)                               158.93%
                          (l)                               154.04%
                          (m)                               149.23%
ADVANTUS INDEX 400 MID-CAP                                                  10/1/97
                          (a)                                84.52%
                          (b)                                82.53%
                          (c)                                81.21%
                          (d)                                79.90%
                          (e)                                79.25%
                          (f)                                77.95%
                          (g)                                76.67%
                          (h)                                76.03%
                          (i)                                74.76%
                          (j)                                73.49%
                          (k)                                72.86%
                          (l)                                71.62%
                          (m)                                70.37%
ADVANTUS INDEX 500                                                          5/1/87
                          (a)                               345.77%
                          (b)                               334.10%
                          (c)                               326.49%
                          (d)                               319.01%
                          (e)                               315.33%
                          (f)                               308.09%
                          (g)                               300.94%
                          (h)                               297.41%
                          (i)                               290.45%
                          (j)                               283.60%
                          (k)                               280.23%
                          (l)                               273.56%
                          (m)                               267.02%
ADVANTUS MONEY MARKET                                                       12/3/85
                          (a)                                75.06%


                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (b)                                70.12%
                          (c)                                66.89%
                          (d)                                63.74%
                          (e)                                62.18%
                          (f)                                59.12%
                          (g)                                56.13%
                          (h)                                54.63%
                          (i)                                51.72%
                          (j)                                48.85%
                          (k)                                47.43%
                          (l)                                44.64%
                          (m)                                41.91%
ADVANTUS MORTGAGE SECURITIES                                                5/1/87
                          (a)                               199.10%
                          (b)                               191.27%
                          (c)                               186.17%
                          (d)                               181.15%
                          (e)                               178.67%
                          (f)                               173.82%
                          (g)                               169.02%
                          (h)                               166.65%
                          (i)                               161.98%
                          (j)                               157.38%
                          (k)                               155.12%
                          (l)                               150.65%
                          (m)                               146.25%
ADVANTUS REAL ESTATE SECURITIES                                             5/1/98
                          (a)                               110.87%
                          (b)                               108.77%
                          (c)                               107.39%
                          (d)                               106.01%
                          (e)                               105.32%
                          (f)                               103.96%
                          (g)                               102.60%
                          (h)                               101.93%
                          (i)                               100.59%
                          (j)                                99.25%
                          (k)                                98.59%
                          (l)                                97.27%
                          (m)                                95.96%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                          5/1/02
                          (a)                                4.43%
                          (b)                                4.02%
                          (c)                                3.74%
                          (d)                                3.46%
                          (e)                                3.33%
                          (f)                                3.05%
                          (g)                                2.77%
                          (h)                                2.64%
                          (i)                                2.36%
                          (j)                                2.09%
                          (k)                                1.95%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (l)                                1.68%
                          (m)                                1.41%
AIM V.I. BALANCED FUND - SERIES II SHARES                                   5/1/02
                          (a)                                4.09%
                          (b)                                3.67%
                          (c)                                3.40%
                          (d)                                3.12%
                          (e)                                2.98%
                          (f)                                2.71%
                          (g)                                2.43%
                          (h)                                2.30%
                          (i)                                2.02%
                          (j)                                1.75%
                          (k)                                1.62%
                          (l)                                1.34%
                          (m)                                1.07%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II SHARES                    5/1/02
                          (a)                                5.92%
                          (b)                                5.50%
                          (c)                                5.22%
                          (d)                                4.94%
                          (e)                                4.80%
                          (f)                                4.52%
                          (g)                                4.24%
                          (h)                                4.10%
                          (i)                                3.82%
                          (j)                                3.55%
                          (k)                                3.41%
                          (l)                                3.13%
                          (m)                                2.86%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                             5/1/02
                          (a)                                -1.67%
                          (b)                                -2.06%
                          (c)                                -2.32%
                          (d)                                -2.58%
                          (e)                                -2.71%
                          (f)                                -2.97%
                          (g)                                -3.23%
                          (h)                                -3.36%
                          (i)                                -3.61%
                          (j)                                -3.87%
                          (k)                                -4.00%
                          (l)                                -4.26%
                          (m)                                -4.51%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                         5/1/02
SHARES
                          (a)                                15.70%
                          (b)                                15.24%
                          (c)                                14.93%
                          (d)                                14.63%
                          (e)                                14.48%
                          (f)                                14.17%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (g)                                13.87%
                          (h)                                13.71%
                          (i)                                13.41%
                          (j)                                13.11%
                          (k)                                12.96%
                          (l)                                12.66%
                          (m)                                12.36%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                            5/1/02
                          (a)                                6.35%
                          (b)                                5.93%
                          (c)                                5.65%
                          (d)                                5.37%
                          (e)                                5.22%
                          (f)                                4.94%
                          (g)                                4.66%
                          (h)                                4.52%
                          (i)                                4.25%
                          (j)                                3.97%
                          (k)                                3.83%
                          (l)                                3.55%
                          (m)                                3.28%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                            5/1/02
                          (a)                                23.00%
                          (b)                                22.50%
                          (c)                                22.18%
                          (d)                                21.85%
                          (e)                                21.69%
                          (f)                                21.37%
                          (g)                                21.04%
                          (h)                                20.88%
                          (i)                                20.56%
                          (j)                                20.24%
                          (k)                                20.08%
                          (l)                                19.76%
                          (m)                                19.44%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                      2/1/00
                          (a)                                3.52%
                          (b)                                2.76%
                          (c)                                2.26%
                          (d)                                1.76%
                          (e)                                1.51%
                          (f)                                1.01%
                          (g)                                0.52%
                          (h)                                0.27%
                          (i)                                -0.22%
                          (j)                                -0.71%
                          (k)                                -0.96%
                          (l)                                -1.44%
                          (m)                                -1.92%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                       2/1/00
                          (a)                                19.34%
                          (b)                                18.46%
                          (c)                                17.88%
                          (d)                                17.31%
                          (e)                                17.02%
                          (f)                                16.45%
                          (g)                                15.88%
                          (h)                                15.59%
                          (i)                                15.02%
                          (j)                                14.46%
                          (k)                                14.18%
                          (l)                                13.62%
                          (m)                                13.06%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                             2/1/00
                          (a)                                78.09%
                          (b)                                76.78%
                          (c)                                75.91%
                          (d)                                75.05%
                          (e)                                74.62%
                          (f)                                73.77%
                          (g)                                72.92%
                          (h)                                72.49%
                          (i)                                71.64%
                          (j)                                70.80%
                          (k)                                70.38%
                          (l)                                69.55%
                          (m)                                68.72%
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2                     8/1/00
                          (a)                               -25.65%
                          (b)                               -26.14%
                          (c)                               -26.47%
                          (d)                               -26.79%
                          (e)                               -26.95%
                          (f)                               -27.27%
                          (g)                               -27.59%
                          (h)                               -27.75%
                          (i)                               -28.07%
                          (j)                               -28.39%
                          (k)                               -28.55%
                          (l)                               -28.86%
                          (m)                               -29.18%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                          5/1/02
FUND - CLASS 2
                          (a)                                8.90%
                          (b)                                8.46%
                          (c)                                8.18%
                          (d)                                7.89%
                          (e)                                7.74%
                          (f)                                7.46%
                          (g)                                7.17%
                          (h)                                7.03%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (i)                                6.74%
                          (j)                                6.46%
                          (k)                                6.32%
                          (l)                                6.03%
                          (m)                                5.75%
FRANKLIN TEMPLETON VIP MUTUAL SHARES SECURITIES FUND -                      5/1/02
CLASS 2
                          (a)                                15.49%
                          (b)                                15.03%
                          (c)                                14.72%
                          (d)                                14.42%
                          (e)                                14.27%
                          (f)                                13.96%
                          (g)                                13.66%
                          (h)                                13.50%
                          (i)                                13.20%
                          (j)                                12.90%
                          (k)                                12.75%
                          (l)                                12.45%
                          (m)                                12.15%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                      5/1/02
                          (a)                                10.15%
                          (b)                                9.71%
                          (c)                                9.42%
                          (d)                                9.13%
                          (e)                                8.98%
                          (f)                                8.69%
                          (g)                                8.40%
                          (h)                                8.26%
                          (i)                                7.97%
                          (j)                                7.68%
                          (k)                                7.54%
                          (l)                                7.25%
                          (m)                                6.96%
JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES                         2/1/00
                          (a)                               -28.21%
                          (b)                               -28.74%
                          (c)                               -29.09%
                          (d)                               -29.44%
                          (e)                               -29.61%
                          (f)                               -29.95%
                          (g)                               -30.30%
                          (h)                               -30.47%
                          (i)                               -30.81%
                          (j)                               -31.15%
                          (k)                               -31.32%
                          (l)                               -31.65%
                          (m)                               -31.99%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                         2/1/00
SERVICE SHARES
                          (a)                               -29.49%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (b)                               -30.00%
                          (c)                               -30.35%
                          (d)                               -30.69%
                          (e)                               -30.86%
                          (f)                               -31.20%
                          (g)                               -31.53%
                          (h)                               -31.70%
                          (i)                               -32.04%
                          (j)                               -32.37%
                          (k)                               -32.54%
                          (l)                               -32.87%
                          (m)                               -33.20%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                          5/1/02
                          (a)                                1.52%
                          (b)                                1.12%
                          (c)                                0.85%
                          (d)                                0.58%
                          (e)                                0.44%
                          (f)                                0.18%
                          (g)                                -0.09%
                          (h)                                -0.22%
                          (i)                                -0.49%
                          (j)                                -0.76%
                          (k)                                -0.89%
                          (l)                                -1.15%
                          (m)                                -1.42%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                  5/1/02
                          (a)                                7.62%
                          (b)                                7.19%
                          (c)                                6.90%
                          (d)                                6.62%
                          (e)                                6.47%
                          (f)                                6.19%
                          (g)                                5.91%
                          (h)                                5.77%
                          (i)                                5.48%
                          (j)                                5.20%
                          (k)                                5.06%
                          (l)                                4.78%
                          (m)                                4.50%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                   5/1/02
                          (a)                                2.72%
                          (b)                                2.31%
                          (c)                                2.04%
                          (d)                                1.77%
                          (e)                                1.63%
                          (f)                                1.36%
                          (g)                                1.09%
                          (h)                                0.95%
                          (i)                                0.69%
                          (j)                                0.42%
                          (k)                                0.28%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (l)                                0.01%
                          (m)                                -0.25%
MFS VALUE SERIES - SERVICE SHARES                                           5/1/02
                          (a)                                15.60%
                          (b)                                15.14%
                          (c)                                14.83%
                          (d)                                14.52%
                          (e)                                14.37%
                          (f)                                14.07%
                          (g)                                13.76%
                          (h)                                13.61%
                          (i)                                13.31%
                          (j)                                13.00%
                          (k)                                12.85%
                          (l)                                12.55%
                          (m)                                12.25%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                          5/1/02
SHARES
                          (a)                                6.12%
                          (b)                                5.70%
                          (c)                                5.42%
                          (d)                                5.13%
                          (e)                                4.99%
                          (f)                                4.71%
                          (g)                                4.43%
                          (h)                                4.30%
                          (i)                                4.02%
                          (j)                                3.74%
                          (k)                                3.60%
                          (l)                                3.33%
                          (m)                                3.05%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                            5/1/02
                          (a)                                23.56%
                          (b)                                23.07%
                          (c)                                22.74%
                          (d)                                22.41%
                          (e)                                22.25%
                          (f)                                21.92%
                          (g)                                21.60%
                          (h)                                21.44%
                          (i)                                21.11%
                          (j)                                20.79%
                          (k)                                20.63%
                          (l)                                20.31%
                          (m)                                19.99%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE                          5/1/02
SHARES
                          (a)                                16.40%
                          (b)                                15.93%
                          (c)                                15.62%
                          (d)                                15.31%
                          (e)                                15.16%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (f)                                14.85%
                          (g)                                14.55%
                          (h)                                14.40%
                          (i)                                14.09%
                          (j)                                13.79%
                          (k)                                13.63%
                          (l)                                13.33%
                          (m)                                13.03%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                          5/1/02
                          (a)                                11.87%
                          (b)                                11.42%
                          (c)                                11.13%
                          (d)                                10.83%
                          (e)                                10.68%
                          (f)                                10.39%
                          (g)                                10.09%
                          (h)                                9.95%
                          (i)                                9.65%
                          (j)                                9.36%
                          (k)                                9.21%
                          (l)                                8.92%
                          (m)                                8.63%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                       5/1/02
                          (a)                                17.26%
                          (b)                                16.79%
                          (c)                                16.48%
                          (d)                                16.17%
                          (e)                                16.02%
                          (f)                                15.71%
                          (g)                                15.40%
                          (h)                                15.25%
                          (i)                                14.94%
                          (j)                                14.63%
                          (k)                                14.48%
                          (l)                                14.18%
                          (m)                                13.87%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                          5/1/02
                          (a)                                7.76%
                          (b)                                7.33%
                          (c)                                7.04%
                          (d)                                6.76%
                          (e)                                6.62%
                          (f)                                6.33%
                          (g)                                6.05%
                          (h)                                5.91%
                          (i)                                5.62%
                          (j)                                5.34%
                          (k)                                5.20%
                          (l)                                4.92%
                          (m)                                4.64%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                  5/1/02
                          (a)                                23.54%
                          (b)                                23.04%
                          (c)                                22.71%
                          (d)                                22.39%
                          (e)                                22.22%
                          (f)                                21.90%
                          (g)                                21.57%
                          (h)                                21.41%
                          (i)                                21.09%
                          (j)                                20.76%
                          (k)                                20.60%
                          (l)                                20.28%
                          (m)                                19.96%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                    5/1/02
                          (a)                                -0.61%
                          (b)                                -1.00%
                          (c)                                -1.27%
                          (d)                                -1.53%
                          (e)                                -1.66%
                          (f)                                -1.93%
                          (g)                                -2.19%
                          (h)                                -2.32%
                          (i)                                -2.58%
                          (j)                                -2.84%
                          (k)                                -2.97%
                          (l)                                -3.22%
                          (m)                                -3.48%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                      10/1/97
                          (a)                                -9.77%
                          (b)                               -10.75%
                          (c)                               -11.39%
                          (d)                               -12.03%
                          (e)                               -12.35%
                          (f)                               -12.98%
                          (g)                               -13.61%
                          (h)                               -13.93%
                          (i)                               -14.55%
                          (j)                               -15.17%
                          (k)                               -15.47%
                          (l)                               -16.08%
                          (m)                               -16.69%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                        1/13/03
CLASS II SHARES
                          (a)                                41.47%
                          (b)                                41.06%
                          (c)                                40.78%
                          (d)                                40.50%
                          (e)                                40.37%
                          (f)                                40.09%
                          (g)                                39.82%
                          (h)                                39.68%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (i)                                39.41%
                          (j)                                39.13%
                          (k)                                38.99%
                          (l)                                38.72%
                          (m)                                38.45%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                            1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                                25.21%
                          (b)                                24.84%
                          (c)                                24.60%
                          (d)                                24.36%
                          (e)                                24.23%
                          (f)                                23.99%
                          (g)                                23.75%
                          (h)                                23.62%
                          (i)                                23.38%
                          (j)                                23.14%
                          (k)                                23.02%
                          (l)                                22.78%
                          (m)                                22.53%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                          1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                                36.03%
                          (b)                                35.63%
                          (c)                                35.36%
                          (d)                                35.10%
                          (e)                                34.96%
                          (f)                                34.70%
                          (g)                                34.43%
                          (h)                                34.30%
                          (i)                                34.04%
                          (j)                                33.78%
                          (k)                                33.65%
                          (l)                                33.38%
                          (m)                                33.12%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                           9/22/03
                          (a)                                17.94%
                          (b)                                17.71%
                          (c)                                17.56%
                          (d)                                17.41%
                          (e)                                17.34%
                          (f)                                17.19%
                          (g)                                17.04%
                          (h)                                16.96%
                          (i)                                16.82%
                          (j)                                16.67%
                          (k)                                16.59%
                          (l)                                16.44%
                          (m)                                16.30%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                 12/3/85
                          (a)                               344.03%
                          (b)                               331.49%
                          (c)                               323.34%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (d)                               315.33%
                          (e)                               311.38%
                          (f)                               303.63%
                          (g)                               296.01%
                          (h)                               292.25%
                          (i)                               284.83%
                          (j)                               277.55%
                          (k)                               273.96%
                          (l)                               266.90%
                          (m)                               259.96%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                             10/15/97
                          (a)                                0.86%
                          (b)                                -0.22%
                          (c)                                -0.94%
                          (d)                                -1.65%
                          (e)                                -2.01%
                          (f)                                -2.71%
                          (g)                                -3.41%
                          (h)                                -3.76%
                          (i)                                -4.45%
                          (j)                                -5.14%
                          (k)                                -5.48%
                          (l)                                -6.16%
                          (m)                                -6.83%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                   12/3/85
                          (a)                               223.62%
                          (b)                               214.48%
                          (c)                               208.53%
                          (d)                               202.69%
                          (e)                               199.81%
                          (f)                               194.19%
                          (g)                               188.63%
                          (h)                               185.89%
                          (i)                               180.48%
                          (j)                               175.18%
                          (k)                               172.56%
                          (l)                               167.41%
                          (m)                               162.35%
W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO                     9/22/03
                          (a)                                26.54%
                          (b)                                26.30%
                          (c)                                26.14%
                          (d)                                25.98%
                          (e)                                25.90%
                          (f)                                25.74%
                          (g)                                25.58%
                          (h)                                25.50%
                          (i)                                25.34%
                          (j)                                25.18%
                          (k)                                25.10%
                          (l)                                24.94%
                          (m)                                24.78%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO                      5/1/92
                          (a)                               190.97%
                          (b)                               185.49%
                          (c)                               181.89%
                          (d)                               178.34%
                          (e)                               176.58%
                          (f)                               173.11%
                          (g)                               169.66%
                          (h)                               167.96%
                          (i)                               164.58%
                          (j)                               161.25%
                          (k)                               159.60%
                          (l)                               156.33%
                          (m)                               153.10%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                         10/1/97
                          (a)                                47.30%
                          (b)                                45.71%
                          (c)                                44.65%
                          (d)                                43.61%
                          (e)                                43.09%
                          (f)                                42.06%
                          (g)                                41.03%
                          (h)                                40.52%
                          (i)                                39.50%
                          (j)                                38.49%
                          (k)                                37.99%
                          (l)                                37.00%
                          (m)                                36.01%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                             9/22/03
PORTFOLIO
                          (a)                                25.85%
                          (b)                                25.61%
                          (c)                                25.45%
                          (d)                                25.29%
                          (e)                                25.21%
                          (f)                                25.06%
                          (g)                                24.90%
                          (h)                                24.82%
                          (i)                                24.66%
                          (j)                                24.50%
                          (k)                                24.42%
                          (l)                                24.26%
                          (m)                                24.10%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                         5/3/93
                          (a)                               130.99%
                          (b)                               126.98%
                          (c)                               124.35%
                          (d)                               121.75%
                          (e)                               120.46%
                          (f)                               117.90%

                                                              From
                                                           Inception         Date
                                                               to             of
                                                            12/31/04       Inception
                                                            --------       ---------
                          (g)                               115.37%
                          (h)                               114.12%
                          (i)                               111.64%
                          (j)                               109.18%
                          (k)                               107.97%
                          (l)                               105.55%
                          (m)                               103.17%
W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO                          10/1/97
                          (a)                                68.82%
                          (b)                                67.00%
                          (c)                                65.79%
                          (d)                                64.59%
                          (e)                                64.00%
                          (f)                                62.81%
                          (g)                                61.64%
                          (h)                                61.05%
                          (i)                                59.89%
                          (j)                                58.73%
                          (k)                                58.16%
                          (l)                                57.01%
                          (m)                                55.88%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                    5/2/94
                          (a)                               131.41%
                          (b)                               127.74%
                          (c)                               125.32%
                          (d)                               122.93%
                          (e)                               121.74%
                          (f)                               119.40%
                          (g)                               117.07%
                          (h)                               115.91%
                          (i)                               113.62%
                          (j)                               111.35%
                          (k)                               110.23%
                          (l)                               107.99%
                          (m)                               105.78%

                                    AUDITORS

The consolidated financial statements of Minnesota Life and subsidiaries' and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The report dated March 10, 2005 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption, effective January 1, 2004, of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Contract
    Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities and Waddell & Reed Real Estate Securities Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the four years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2004, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and

Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities and Waddell & Reed Real Estate Securities Segregated Sub-Accounts of Variable Annuity Account at December 31, 2004, and the results of their operations for the year or period then ended, the changes in their net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the four years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
March 25, 2005

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                               -------------------------------------------------------------------------------------
                                                                                                ADVANTUS    ADVANTUS
                                                             ADVANTUS    ADVANTUS   ADVANTUS    MATURING    MATURING     ADVANTUS
                                                 ADVANTUS     MONEY       INDEX     MORTGAGE   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                                   BOND       MARKET        500    SECURITIES   BOND 2006   BOND 2010      BOND
                                               ------------ ---------- ----------- ----------- ----------  ----------  -------------
             ASSETS
Investments in shares of Advantus Series
  Fund, Inc.:
  Bond Portfolio, 109,225,443 shares at
     net asset value of $1.44 per share
     (cost $139,491,717)...................... $157,323,085          -           -           -          -           -            -
  Money Market Portfolio, 34,035,387
     shares at net asset value of $1.00
     per share (cost $34,035,387).............            - 34,035,387           -           -          -           -            -
  Index 500 Portfolio, 71,991,263 shares
     at net asset value of $3.81 per share
     (cost $232,082,646)......................            -          - 274,490,233           -          -           -            -
  Mortgage Securities Portfolio,
     98,153,772 shares at net asset value
     of $1.41 per share (cost $121,172,904)...            -          -           - 138,001,553          -           -            -
  Maturing Government Bond 2006 Portfolio,
     3,969,634 shares at net asset value
     of $1.40 per share (cost $4,968,579).....            -          -           -           -  5,574,482           -            -
  Maturing Government Bond 2010 Portfolio,
     4,190,268 shares at net asset value
     of $1.60 per share (cost $5,944,364).....            -          -           -           -          -   6,710,156            -
  International Bond Portfolio, 33,858,007
     shares at net asset value of $1.46
     per share (cost $35,134,229).............            -          -           -           -          -           -   49,268,412
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
                                                157,323,085 34,035,387 274,490,233 138,001,553  5,574,482   6,710,156   49,268,412
Receivable from Minnesota Life
  for contract purchase payments..............       30,052          -           -           -          -         823            -
Receivable for investments sold...............            -    956,157     198,559      27,596        118           -       15,155
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
        Total assets..........................  157,353,137 34,991,544 274,688,792 138,029,149  5,574,600   6,710,979   49,283,567
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------

             LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges...............            -    956,220     198,682      27,706        118           -       15,155
Payable for investments purchased.............       30,320          -           -           -          -         823            -
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
        Total liabilities.....................       30,320    956,220     198,682      27,706        118         823       15,155
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
        Net assets applicable to Contract
          owners.............................. $157,322,817 34,035,324 274,490,110 138,001,443  5,574,482   6,710,156   49,268,412
                                               ============ ========== =========== =========== ==========  ==========   ==========

             CONTRACT OWNERS' EQUITY
Contracts in accumulation period.............. $155,153,399 33,977,157 192,256,364 135,762,207  5,313,984   6,432,288   48,965,160
Contracts in annuity payment period (note 2)      2,169,418     58,167  82,233,746   2,239,236    260,498     277,868      303,252
                                               ------------ ---------- ----------- -----------  ---------  ----------   ----------
        Total Contract Owners' Equity
          (notes 5 and 6)..................... $157,322,817 34,035,324 274,490,110 138,001,443  5,574,482   6,710,156   49,268,412
                                               ============ ========== =========== ===========  =========  ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------------
                                                                                                 AIM V.I.                 AMERICAN
                                                   ADVANTUS    ADVANTUS    AIM V.I.                DENT       AIM V.I.     CENTURY
                                                  INDEX 400   REAL ESTATE AGGRESSIVE  AIM V.I.  DEMOGRAPHIC   PREMIER      INCOME
                                                   MID-CAP    SECURITIES    GROWTH    BALANCED    TRENDS       EQUITY    AND GROWTH
                                                 ------------ ----------- ---------- ---------- -----------   --------   ----------
               ASSETS
Investments in shares of Advantus Series
  Fund, Inc.:
  Index 400 Mid-Cap Portfolio, 24,406,472
     shares at net asset value of $1.50
     per share (cost $29,355,501)..............  $ 36,571,488          -           -          -          -           -            -
  Real Estate Securities Portfolio,
     33,245,530 shares at net asset value
     of $1.97 per share (cost $42,919,399).....             - 65,607,560           -          -          -           -            -
Investments in shares of the AIM Variable
  Insurance Funds:
  Aggressive Growth Fund, 131,820 shares at
     net asset value of $11.76 per share
     (cost $1,325,749).........................             -          -   1,550,209          -          -           -            -
  Balanced Fund, 201,821 shares at net asset
     value of $10.53 per share
     (cost $1,943,307).........................             -          -           -  2,125,173          -           -            -
  Dent Demographic Trends Fund, 133,410
     shares at net asset value of $5.60 per
     share (cost $655,550).....................             -          -           -          -    747,094           -            -
  Premier Equity Fund, 27,409 shares at net
     asset value of $21.18 per share
     (cost $504,276)...........................             -          -           -          -          -     580,519            -
Investments in shares of the American
  Century Variable Portfolios, Inc.:
  Income and Growth Fund, 577,516 shares at
     net asset value of $7.30 per share
     (cost $3,630,283).........................             -          -           -          -          -           -    4,215,867
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
                                                   36,571,488 65,607,560   1,550,209  2,125,173    747,094     580,519    4,215,867
Receivable from Minnesota Life for contract
  purchase payments............................        48,697     46,284           -      3,436          -          50        8,888
Receivable for investments sold................             -          -          59          -         33           -            -
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
        Total assets...........................    36,620,185 65,653,844   1,550,268  2,128,609    747,127     580,569    4,224,755
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------

             LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges................             -          -          64          -         35           -            -
Payable for investments purchased..............        48,792     46,446           -      3,448          -          52        8,916
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
        Total liabilities......................        48,792     46,446          64      3,448         35          52        8,916
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
        Net assets applicable to Contract
          owners...............................  $ 36,571,393 65,607,398   1,550,204  2,125,161    747,092     580,517    4,215,839
                                                 ============ ==========   =========  =========    =======     -------    ---------

             CONTRACT OWNERS' EQUITY
Contracts in accumulation period...............  $ 36,173,740 64,752,961   1,550,204  2,125,161    747,092     580,517    4,215,839
Contracts in annuity payment period (note 2)...       397,653    854,437           -          -          -           -            -
                                                 ------------ ----------   ---------  ---------    -------     -------    ---------
        Total Contract Owners' Equity
          (notes 5 and 6)......................  $ 36,571,393 65,607,398   1,550,204  2,125,161    747,092     580,517    4,215,839
                                                 ============ ==========   =========  =========    =======     =======    =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                           SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                    CREDIT SUISSE                                          FRANKLIN
                                               AMERICAN    AMERICAN    GLOBAL                                             LARGE CAP
                                                CENTURY    CENTURY  POST-VENTURE  FIDELITY VIP FIDELITY VIP  FIDELITY VIP   GROWTH
                                                 ULTRA      VALUE      CAPITAL     CONTRAFUND  EQUITY-INCOME    MID-CAP   SECURITIES
                                              ----------- --------- ------------- ------------ ------------- -----------  ----------
               ASSETS
Investments in shares of the American
  Century Variable Portfolios, Inc.:
  Ultra Fund, 3,738,340 shares at net asset
     value of $10.13 per share (cost
     $33,570,764)............................ $37,869,381         -           -            -              -            -          -
  Value Fund, 907,999 shares at net asset
     value of $8.74 per share (cost
     $6,999,886)...........................             - 7,935,910           -            -              -            -          -
Investments in shares of the Credit Suisse
  Trust:
  Global Post-Venture Capital Portfolio,
     223,627 shares at net asset value
     of $11.15 per share (cost $2,101,529)...           -         -   2,493,440            -              -            -          -
Investments in shares of the Fidelity
  Variable Insurance Products Fund:
  Contrafund Portfolio, 1,740,758 shares at
     net asset value of $26.35 per share
     (cost $38,294,446)......................           -         -           -   45,868,975              -            -          -
  Equity-Income Portfolio, 3,669,622 shares
     at net asset value of $25.09 per share
     (cost $79,221,678)......................           -         -           -            -     92,070,816            -          -
  Mid-Cap Portfolio, 1,583,666 shares at
     net asset value of $29.88 per share
     (cost $32,832,297)......................           -         -           -            -              -   47,319,954          -
Investments in shares of the Franklin
  Templeton Variable Insurance Products Fund:
  Large Cap Growth Securities Fund, 203,353
     shares at net asset value of $14.90
     per share (cost $2,825,593).............           -         -           -            -              -            -  3,029,961
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
                                               37,869,381 7,935,910   2,493,440   45,868,975     92,070,816   47,319,954  3,029,961
Receivable from Minnesota Life for contract
  purchase payments..........................     115,177    19,415       6,395      230,508        123,034       19,969          -
Receivable for investments sold..............           -         -           -            -              -            -          8
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
        Total assets.........................  37,984,558 7,955,325   2,499,835   46,099,483     92,193,850   47,339,923  3,029,969
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------

              LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges..............           -         -           -            -              -            -         24
Payable for investments purchased............     115,430    19,458       6,395      230,580        123,392       20,055          -
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
        Total liabilities....................     115,430    19,458       6,395      230,580        123,392       20,055         24
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
        Net assets applicable to Contract
          owners............................. $37,869,128 7,935,867   2,493,440   45,868,903     92,070,458   47,319,868  3,029,945
                                              =========== =========   =========   ==========     ==========   ==========  =========

       CONTRACT OWNERS' EQUITY
Contracts in accumulation period............. $37,301,326 7,935,867   2,493,440   45,621,887     91,105,899   46,893,566  3,029,945
Contracts in annuity payment period
  (note 2)...................................     567,802         -           -      247,016        964,559      426,302          -
                                              ----------- ---------   ---------   ----------     ----------   ----------  ---------
        Total Contract Owners' Equity
          (notes 5 and 6).................... $37,869,128 7,935,867   2,493,440   45,868,903     92,070,458   47,319,868  3,029,945
                                              =========== =========   =========   ==========     ==========   ==========  =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                           SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                        TEMPLETON                                          JANUS
                                                 FRANKLIN              DEVELOPING  TEMPLETON     JANUS       JANUS         ASPEN
                                              MUTUAL SHARES  FRANKLIN   MARKETS   GLOBAL ASSET   ASPEN   ASPEN CAPITAL INTERNATIONAL
                                                SECURITIES   SMALL CAP SECURITIES  ALLOCATION   BALANCED  APPRECIATION     GROWTH
                                              ------------  ---------- ---------- ------------ --------- ------------- -----------
             ASSETS
Investments in shares of the Franklin
  Templeton Variable Insurance Products Fund:
  Mutual Shares Securities Fund, 363,178
     shares at net asset value of $16.64
     per share (cost $5,259,107).............   $6,043,278           -          -          -           -           -             -
  Small Cap Fund, 877,011 shares at net
     asset value of $19.43 per share
     (cost $14,673,794)......................            -  17,040,325          -          -           -           -             -
  Developing Markets Securities Fund,
     2,133,926 shares at net asset value
     of $8.67 per share (cost $14,101,434)...            -           - 18,501,141          -           -           -             -
  Global Asset Allocation Fund, 368,531
     shares at net asset value
     of $20.95 per share (cost $6,186,030)...            -           -          -  7,720,719           -           -             -
Investments in shares of the Janus Aspen
  Series:
  Balanced Portfolio, 135,695 shares at net
     asset value of $25.24 per share
     (cost $3,145,653).......................            -           -          -          -   3,424,954           -             -
  Capital Appreciation Portfolio, 862,459
     shares at net asset value of $24.39
     per share (cost $22,574,943)............            -           -          -          -           -  21,035,378             -
  International Growth Portfolio, 802,968
     shares at net asset value of $26.94
     per share (cost $22,597,809)............            -           -          -          -           -           -    21,631,949
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
                                                 6,043,278  17,040,325 18,501,141  7,720,719   3,424,954  21,035,378    21,631,949
Receivable from Minnesota Life for contract
purchase payments............................        2,690         984     15,434          -           -           -       928,120
Receivable for investments sold..............            -           -          -     23,717         141      14,233             -
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
        Total assets.........................    6,045,968  17,041,309 18,516,575  7,744,436   3,425,095  21,049,611    22,560,069
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------

                    LIABILITIES
Payable to Minnesota Life for contract
terminations, withdrawal payments and
mortality and expense charges................            -           -          -     23,717         153      14,250             -
Payable for investments purchased............        2,719       1,014     15,465          -           -           -       928,155
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
        Total liabilities....................        2,719       1,014     15,465     23,717         153      14,250       928,155
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
        Net assets applicable to Contract
        owners...............................   $6,043,249  17,040,295 18,501,110  7,720,719   3,424,942  21,035,361    21,631,914
                                                ==========  ========== ==========  =========   =========  ==========    ==========

            CONTRACT OWNERS' EQUITY
Contracts in accumulation period.............   $6,043,249  16,963,509 18,162,392  7,671,991   3,424,942  20,902,761    21,500,472
Contracts in annuity payment period
(note 2).....................................            -      76,786    338,718     48,728           -     132,600       131,442
                                                ----------  ---------- ----------  ---------   ---------  ----------    ----------
        Total Contract Owners' Equity
        (notes 5 and 6).....................    $6,043,249  17,040,295 18,501,110  7,720,719   3,424,942  21,035,361    21,631,914
                                                ==========  ========== ==========  =========   =========  ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                                ------------ --------- -----------------------------------------------------------
                                                    MFS         MFS       MFS                OPPENHEIMER              OPPENHEIMER
                                                 INVESTORS    MID CAP     NEW        MFS      CAPITAL    OPPENHEIMER INTERNATIONAL
                                                GROWTH STOCK  GROWTH   DISCOVERY    VALUE   APPRECIATION HIGH INCOME    GROWTH
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
                   ASSETS
Investments in shares of the MFS
 Variable Insurance Trust:
   Investors Growth Stock Series, 153,639
     shares at net asset value
     of $9.34 per share (cost $1,277,787).....  $  1,434,986         -          -         -            -           -             -
   Mid Cap Growth Series, 230,360
     shares at net asset value
     of $7.00 per share (cost $1,479,452).....             - 1,612,520          -         -            -           -             -
   New Discovery Series, 790,975
     shares at net asset value
     of $14.71 per share (cost $10,884,488)...             -         - 11,635,238         -            -           -             -
   Value Series, 318,642
     shares at net asset value
     of $12.07 per share (cost $3,230,629)....             -         -          - 3,846,004            -           -             -
Investments in shares of the
 Oppenheimer Variable Account Funds:
   Capital Appreciation Fund, 129,765
     shares at net asset value
     of $36.73 per share (cost $4,297,176)....             -         -          -         -    4,766,250           -             -
   High Income Fund, 1,940,649
     shares at net asset value
     of $8.76 per share (cost $16,236,883)....             -         -          -         -            -  17,000,083             -
Investments in shares of the
 Panorama Series Funds, Inc.:
   International Growth, 3,661,049
     shares at net asset value
     of $1.34 per share (cost $4,246,111).....             -         -          -         -            -           -     4,905,806
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
                                                   1,434,986 1,612,520 11,635,238 3,846,004    4,766,250  17,000,083     4,905,806
Receivable from Minnesota Life
 for contract purchase payments...............             -         -     27,773     8,214        1,998      38,577             -
Receivable for investments sold...............             8        62          -         -            -           -           145
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
         Total assets.........................     1,434,994 1,612,582 11,663,011 3,854,218    4,768,248  17,038,660     4,905,951
                                                ------------ --------- ---------- --------- ------------ ----------- -------------

                  LIABILITIES
Payable to Minnesota Life for contract
 terminations, withdrawal payments and
mortality and expense charges.................            13        67          -         -            -           -           170
Payable for investments purchased.............             -         -     27,848     8,229        2,013      38,686             -
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
         Total liabilities....................            13        67     27,848     8,229        2,013      38,686           170
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
         Net assets applicable to
           Contract owners....................  $  1,434,981 1,612,515 11,635,163 3,845,989    4,766,235  16,999,974     4,905,781
                                                ============ ========= ========== ========= ============ =========== =============

          CONTRACT OWNERS' EQUITY
Contracts in accumulation period..............  $  1,434,981 1,612,515 11,490,492 3,845,989    4,766,235  16,612,658     4,905,781
Contracts in annuity payment
   period (note 2)............................             -         -    144,671         -            -     387,316             -
                                                ------------ --------- ---------- --------- ------------ ----------- -------------
         Total Contract Owners'
           Equity (notes 5 and 6).............  $  1,434,981 1,612,515 11,635,163 3,845,989    4,766,235  16,999,974     4,905,781
                                                ============ ========= ========== ========= ============ =========== =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                               SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                  PUTNAM VT    PUTNAM VT     PUTNAM VT   PUTNAM VT                       VAN KAMPEN
                                                 GROWTH AND  INTERNATIONAL      NEW         NEW    PUTNAM VT  VAN KAMPEN  EMERGING
                                                   INCOME       GROWTH     OPPORTUNITIES   VALUE    VOYAGER   COMSTOCK     GROWTH
                                                 ----------- ------------- ------------- --------- --------- ----------- -----------
                    ASSETS
Investments in shares of the Putnam
      Variable Trust:
    Putnam Growth and Income Fund, 72,804
      shares at net asset value
      of $25.44 per share (cost $1,566,081)..... $ 1,852,142           -            -            -        -           -           -
    International Growth Fund, 787,292
      shares at net asset value
      of $14.71 per share (cost $9,695,479).....           -  11,581,061            -            -        -           -           -
    New Opportunities Fund, 21,532 shares
      at net asset value
      of $16.80 per share (cost $312,132).......           -           -      361,738            -        -           -           -
    New Value Fund, 135,327 shares at net
       asset value of $16.33 per share
       (cost $1,872,983)........................           -           -            -    2,209,882        -           -           -
    Voyager Fund, 33,043 shares at net
      asset value of $27.20 per share
      (cost $809,722)...........................           -           -            -            -  898,773           -           -
Investments in shares of the Van Kampen Funds:
    Comstock Fund, 328,025 shares at
      net asset value of $13.69 per share
      (cost $3,859,576).........................           -           -            -            -        -   4,490,666           -
    Emerging Growth Fund, 9,841 shares
      at net asset value of $25.84 per share
      (cost $238,281)...........................           -           -            -            -        -           -     254,304
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
                                                   1,852,142  11,581,061      361,738    2,209,882  898,773   4,490,666     254,304
Receivable from Minnesota Life for contract
  purchase payments.............................          79       3,401            -          265    1,340      44,492           -
Receivable for investments sold.................           -           -            7            -        -           -           9
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
        Total assets............................   1,852,221  11,584,462      361,745    2,210,147  900,113   4,535,158     254,313
                                                 -----------  ----------      -------    ---------  -------   ---------     -------

                LIABILITIES
Payable to Minnesota Life for contract
terminations, withdrawal payments and
mortality and expense charges...................           -           -            9            -        -           -          10
Payable for investments purchased...............          86       3,467            -          277    1,344      44,527           -
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
        Total liabilities.......................          86       3,467            9          277    1,344      44,527          10
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
        Net assets applicable to Contract owners $ 1,852,135  11,580,995      361,736    2,209,870  898,769   4,490,631     254,303
                                                 ===========  ==========      =======    =========  =======   =========     =======

         CONTRACT OWNERS' EQUITY
Contracts in accumulation period................ $ 1,852,135  11,580,995      361,736    2,209,870  898,769   4,490,631     254,303
Contracts in annuity payment period (note 2)....           -           -            -            -        -           -           -
                                                 -----------  ----------      -------    ---------  -------   ---------     -------
        Total Contract Owners' Equity
         (notes 5 and 6)                         $ 1,852,135  11,580,995      361,736    2,209,870  898,769   4,490,631     254,303
                                                 ===========  ==========      =======    =========  =======   =========     =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                              --------------------------------------------------------------------------------------
                                                                                       WADDELL      WADDELL                 WADDELL
                                               VAN KAMPEN     WADDELL     WADDELL      & REED       & REED      WADDELL     & REED
                                               GROWTH AND     & REED      & REED    INTERNATIONAL  SMALL CAP    & REED     MICRO-CAP
                                                 INCOME      BALANCED     GROWTH         II         GROWTH       VALUE      GROWTH
                                              ------------  ----------- ----------- ------------- ----------  ----------  ----------
                   ASSETS
Investments in shares of the Van
  Kampen Funds:
    Growth and Income Fund, 51,746 shares
    at net asset value of $19.29 per share
    (cost $871,010).......................... $    998,175            -           -            -           -           -           -
Investments in shares of the Waddell & Reed
  Target Funds, Inc.:
  Balanced Portfolio, 29,742,507 shares
    at net asset value of $7.68 per share
    (cost $238,018,840)......................            -  228,371,891           -            -           -           -           -
  Growth Portfolio, 20,966,587
    shares at net asset value of $8.37
    per share (cost $199,991,378)............            -            - 175,549,042            -           -           -           -
  International II Portfolio,
    9,226,822 shares at net asset value
    of $19.17 per share (cost $141,730,857)..            -            -           -  176,860,656           -           -           -
  Small Cap Growth Portfolio, 8,659,892
    shares at net asset value of $9.68
    per share (cost $91,106,334).............            -            -           -            -  83,836,418           -           -
  Value Portfolio, 11,912,323
    shares at net asset value of $6.22
    per share (cost $66,281,284).............            -            -           -            -           -  74,124,428           -
  Micro-Cap Growth Portfolio, 1,275,765
    shares at net asset value of $14.80
    per share (cost $19,336,743).............            -            -           -            -           -           -  18,880,306
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------
                                                   998,175  228,371,891 175,549,042  176,860,656  83,836,418  74,124,428  18,880,306
Receivable from Minnesota Life for
  contract purchase payments.................            -            -           -       93,759      57,449     113,010           -
Receivable for investments sold..............           39       39,589      73,927            -           -           -      20,965
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------
        Total assets.........................      998,214  228,411,480 175,622,969  176,954,415  83,893,867  74,237,438  18,901,271
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------

             LIABILITIES

Payable to Minnesota Life for contract
terminations, withdrawal payments and
mortality and expense charges................           45       39,676      74,045            -           -           -      20,998
Payable for investments purchased............            -            -           -       94,017      57,519     113,087           -
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------
         Total liabilities...................           45       39,676      74,045       94,017      57,519     113,087      20,998
                                              ------------  ----------- -----------  -----------  ----------  ----------  ----------
         Net assets applicable to
           Contract owners................... $    998,169  228,371,804 175,548,924  176,860,398  83,836,348  74,124,351  18,880,273
                                              ============  =========== ===========  ===========  ==========  ==========  ==========

       CONTRACT OWNERS' EQUITY

Contracts in accumulation period............. $    998,169  223,879,635 173,469,811  174,949,398  82,681,954  73,129,782  18,712,567
Contracts in annuity payment
  period (note 2)............................            -    4,492,169   2,079,111    1,911,000   1,154,394     994,569     167,706
                                              ------------  ----------- -----------  ------------ ----------  ----------  ----------
          Total Contract Owners' Equity
            (notes 5 and 6).................. $    998,169  228,371,804 175,548,922  176,860,398  83,836,348  74,124,351  18,880,273
                                              ============  =========== ===========  ===========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                    WADDELL & REED   WADDELL   WADDELL & REED                WADDELL & REED  WADDELL  WADDELL & REED
                                      SMALL CAP      & REED        ASSET      WADDELL & REED    SCIENCE &    & REED      DIVIDEND
                                        VALUE      CORE EQUITY    STRATEGY    INTERNATIONAL    TECHNOLOGY     BOND        INCOME
                                    -------------- ----------- -------------- -------------- -------------- --------- --------------
              ASSETS
Investments in shares of the
 Waddell & Reed Target Funds,
 Inc.:
  Small Cap Value Portfolio,
   2,993,417 shares at net asset
   value of $16.63 per share
   (cost $39,327,067).............. $   49,789,208           -           -              -              -            -            -
  Core Equity Portfolio,
   1,207,995 shares at net asset
   value of $10.24 per share
   (cost $12,957,924)..............              -  12,366,125           -              -              -            -            -
  Asset Strategy Portfolio,
   673,044 shares at net asset
   value of $7.69 per share
   (cost $4,838,826)...............              -           -   5,177,458              -              -            -            -
  International Portfolio,
   623,830 shares at net asset
   value of $6.65 per share
   (cost $3,747,191)...............              -           -           -      4,150,587              -            -            -
  Science & Technology
   Portfolio, 406,126 shares at
   net asset value of $14.40 per
   share (cost $5,259,370).........              -           -           -              -      5,848,782            -            -
  Bond Portfolio, 381,035 shares
   at net asset value of $5.48
   per share (cost $2,183,949).....              -           -           -              -              -    2,086,625            -
  Dividend Income Portfolio,
   348,099 shares at net asset
   value of $5.46 per share
   (cost $1,793,587)...............              -           -           -              -              -            -    1,902,187
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
                                        49,789,208  12,366,125   5,177,458      4,150,587      5,848,782    2,086,625    1,902,187
Receivable from Minnesota Life
 for contract purchase payments....        121,014      57,132     122,896         44,722         64,285        5,500       25,999

Receivable for investments sold....              -           -           -              -              -            -            -
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
      Total assets.................     49,910,222  12,423,257   5,300,354      4,195,309      5,913,067    2,092,125    1,928,186
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------

          LIABILITIES
Payable to Minnesota Life for
 contract terminations,
 withdrawal payments and
 mortality and expense charges.....              -           -           -              -              -            -            -

Payable for investments
  purchased........................        121,130      57,156     122,938         44,757         64,341        5,525       26,023
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
      Total liabilities............        121,130      57,156     122,938         44,757         64,341        5,525       26,023
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
      Net assets applicable to
       Contract owners............. $   49,789,092  12,366,101   5,177,416      4,150,552      5,848,726    2,086,600    1,902,163
                                    ==============  ==========   =========      =========      =========    =========    =========

     CONTRACT OWNERS' EQUITY
Contracts in accumulation period... $   49,125,125  12,018,371   5,177,416      4,143,156      5,848,726    2,086,600    1,902,163
Contracts in annuity payment
  period (note 2)..................        663,967     347,730           -          7,396              -            -            -
                                    --------------  ----------   ---------      ---------      ---------    ---------    ---------
      Total Contract Owners'
       Equity (notes 5 and 6)...... $   49,789,092  12,366,101   5,177,416      4,150,552      5,848,726    2,086,600    1,902,163
                                    ==============  ==========   =========      =========      =========    =========    =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                             -----------------------------------------------------------------
                                                               WADDELL       WADDELL       WADDELL     WADDELL       WADDELL
                                                               & REED        & REED        & REED      & REED        & REED
                                                                HIGH       LIMITED-TERM    MONEY       MORTGAGE    REAL ESTATE
                                                               INCOME         BOND         MARKET     SECURITIES   SECURITIES
                                                             -----------   ------------   ---------   ----------   -----------
                         ASSETS
Investments in shares of the Waddell & Reed Target
 Funds, Inc.:
  High Income Portfolio, 1,182,348 shares at net
     asset value of $3.43 per share (cost $4,192,644).....   $ 4,052,617              -           -            -             -
  Limited-Term Bond Portfolio, 131,108 shares at net
     asset value of $5.56 per share (cost $746,306).......             -        728,871           -            -             -
  Money Market Portfolio, 1,207,921 shares at net
     asset value of $1.00 per share (cost $1,207,921).....             -              -   1,207,921            -             -
  Mortgage Securities Portfolio, 3,378,439
     shares at net asset value of $5.08 per share
     (cost $16,958,114)...................................             -              -           -   17,159,432             -
  Real Estate Securities Portfolio, 1,464,770 shares
     at net asset value of $6.52 per share (cost
     $7,769,027)..........................................             -              -           -            -     9,546,784
                                                             -----------   ------------   ---------   ----------   -----------

                                                               4,052,617        728,871   1,207,921   17,159,432     9,546,784
Receivable from Minnesota Life for contract
  purchase payments.......................................        53,428         32,089           -       36,718        75,493

Receivable for investments sold...........................             -              -         125            -             -
                                                             -----------   ------------   ---------   ----------   -----------
     Total assets.........................................     4,106,045        760,960   1,208,046   17,196,150     9,622,277
                                                             -----------   ------------   ---------   ----------   -----------

                             LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense
  charges.................................................             -              -         126            -             -

Payable for investments purchased.........................        53,476         32,096           -       36,732        75,525
                                                             -----------   ------------   ---------   ----------   -----------
     Total liabilities....................................        53,476         32,096         126       36,732        75,525
                                                             -----------   ------------   ---------   ----------   -----------
     Net assets applicable to Contract owners.............   $ 4,052,569        728,864   1,207,920   17,159,418     9,546,752
                                                             ===========   ============   =========   ==========   ===========

                      CONTRACT OWNERS' EQUITY
Contracts in accumulation period..........................   $ 4,052,569        728,864   1,207,920   17,159,418     9,546,752
Contracts in annuity payment period (note 2)..............             -              -           -            -             -
                                                             -----------   ------------   ---------   ----------   -----------
     Total Contract Owners' Equity (notes 5 and 6)........   $ 4,052,569        728,864   1,207,920   17,159,418     9,546,752
                                                             ===========   ============   =========   ==========   ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------------
                                                                                             ADVANTUS    ADVANTUS
                                                       ADVANTUS     ADVANTUS    ADVANTUS     MATURING    MATURING       ADVANTUS
                                        ADVANTUS        MONEY        INDEX      MORTGAGE    GOVERNMENT  GOVERNMENT   INTERNATIONAL
                                          BOND          MARKET        500      SECURITIES   BOND 2006    BOND 2010       BOND
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------
Investment income (loss):
   Investment income distributions
    from underlying mutual fund
    (note 4).......................  $            -      277,394            -            -           -           -               -
   Mortality and expense charges
    (note 3).......................      (1,945,548)    (475,369)  (2,885,733)  (1,834,573)    (96,908)    (90,095)       (609,706)
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------
     Investment income (loss)
      - net........................      (1,945,548)    (197,975)  (2,885,733)  (1,834,573)    (96,908)    (90,095)       (609,706)
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

Realized and unrealized gains
 (losses) on investments - net:
   Realized gain distributions
    from underlying mutual fund....               -            -            -            -           -           -               -
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

   Realized gains (losses) on
    sales of investments:
     Proceeds from sales...........      27,008,309   46,582,337   34,137,802   34,487,458   4,496,571   1,630,846      13,816,595
     Cost of investments sold......     (23,857,087) (46,582,337) (30,853,129) (30,561,247) (3,971,078) (1,417,074)    (10,766,325)
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------
                                          3,151,222            -    3,284,673    3,926,211     525,493     213,772       3,050,270
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------
     Net realized gains (losses)
      on investments...............       3,151,222            -    3,284,673    3,926,211     525,493     213,772       3,050,270
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

   Net change in unrealized
    appreciation or depreciation
    of investments.................       4,166,128            -   22,648,527    2,689,082    (498,087)     12,181       1,771,102
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

     Net gains (losses) on
      investments..................       7,317,350            -   25,933,200    6,615,293      27,406     225,953       4,821,372
                                     --------------  -----------  -----------  -----------  ----------  ----------   -------------

     Net increase (decrease) in
      net assets resulting from
      operations...................  $    5,371,802     (197,975)  23,047,467    4,780,720     (69,502)    135,858       4,211,666
                                     ==============  ===========  ===========  ===========  ==========  ==========   =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                  -------------------------------------------------------------------------------
                                                                                                   AIM V.I.            AMERICAN
                                                    ADVANTUS     ADVANTUS    AIM V.I.               DENT      AIM V.I. CENTURY
                                                    INDEX 400  REAL ESTATE  AGGRESSIVE AIM V.I.  DEMOGRAPHIC  PREMIER   INCOME
                                                     MID-CAP    SECURITIES    GROWTH   BALANCED    TRENDS     EQUITY   AND GROWTH
                                                  ------------ ------------ ---------- --------  ----------- --------- ----------
Investment income (loss):
    Investment income distributions
      from underlying mutual fund (note 4) ....   $         -            -          -    27,702           -     1,789    34,537
    Mortality and expense charges (note 3) ....      (395,143)    (656,795)   (16,624)  (25,873)     (8,834)   (7,493)  (49,035)
                                                  -----------  -----------  ---------  --------  ----------  --------  --------
        Investment income (loss) - net ........      (395,143)    (656,795)   (16,624)    1,829      (8,834)   (5,704)  (14,498)
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

Realized and unrealized gains
    (losses) on investments - net:
    Realized gain distributions from
        underlying mutual fund ................             -            -          -         -           -         -         -
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

    Realized gains (losses) on sales of
        investments:
        Proceeds from sales ...................     6,687,306   15,229,949     99,221   473,358     108,801   144,823   380,333
        Cost of investments sold ..............    (5,507,740) (10,117,430)   (81,089) (476,346)    (92,611) (120,304) (316,584)
                                                  -----------  -----------  ---------  --------  ----------  --------  --------
                                                    1,179,566    5,112,519     18,132    (2,988)     16,190    24,519    63,749
                                                  -----------  -----------  ---------  --------  ----------  --------  --------
        Net realized gains (losses) on
           investments.........................     1,179,566    5,112,519     18,132    (2,988)     16,190    24,519    63,749
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

    Net change in unrealized appreciation
        or depreciation of investments ........     3,577,023   10,596,017    132,268   110,022      37,005     4,085   323,571
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

        Net gains (losses) on investments .....     4,756,589   15,708,536    150,400   107,034      53,195    28,604   387,320
                                                  -----------  -----------  ---------  --------  ----------  --------  --------

        Net increase (decrease) in net
           assets resulting from operations ...   $ 4,361,446   15,051,741    133,776   108,863      44,361    22,900   372,822
                                                  ===========  ===========  =========  ========  ==========  ========  ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                                                     CREDIT SUISSE                FIDELITY                FRANKLIN
                                             AMERICAN     AMERICAN      GLOBAL       FIDELITY       VIP       FIDELITY   LARGE CAP
                                             CENTURY      CENTURY    POST-VENTURE      VIP         EQUITY        VIP       GROWTH
                                              ULTRA        VALUE        CAPITAL     CONTRAFUND    -INCOME      MID-CAP   SECURITIES
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------
Investment income (loss):
  Investment income distributions from
   underlying mutual fund (note 4)........ $          -      29,672              -       74,836     851,808           -       8,750
  Mortality and expense charges
   (note 3)...............................     (367,216)    (67,406)       (29,485)    (505,105)   (989,541)   (490,651)    (28,006)
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------
      Investment income (loss) - net......     (367,216)    (37,734)       (29,485)    (430,269)   (137,733)   (490,651)    (19,256)
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

Realized and unrealized gains (losses)
 on investments - net:
  Realized gain distributions from
    underlying mutual fund................            -      27,235              -            -     221,986           -           -
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

  Realized gains (losses) on sales of
   investments:
      Proceeds from sales.................      776,627   1,198,772        830,363    4,941,668   5,139,962   3,853,168   4,196,518
      Cost of investments sold............     (649,895) (1,005,372)      (901,616)  (4,426,351) (4,695,958) (2,823,517) (4,078,159)
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------
                                                126,732     193,400        (71,253)     515,317     444,004   1,029,651     118,359
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------
      Net realized gains (losses) on
       investments........................      126,732     220,635        (71,253)     515,317     665,990   1,029,651     118,359
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

  Net change in unrealized appreciation
   or depreciation of investments.........    2,959,616     531,323        437,868    5,125,798   7,026,078   7,820,193      85,088
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

      Net gains (losses) on investments...    3,086,348     751,958        366,615    5,641,115   7,692,068   8,849,844     203,447
                                           ------------  ----------  -------------  -----------  ----------  ----------  ----------

      Net increase (decrease) in net
       assets resulting from operations... $  2,719,132     714,224        337,130    5,210,846   7,554,335   8,359,193     184,191
                                           ============  ==========  =============  ===========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                    TEMPLETON    TEMPLETON                JANUS
                                           FRANKLIN                 DEVELOPING     GLOBAL     JANUS       ASPEN         JANUS
                                         MUTUAL SHARES  FRANKLIN      MARKETS      ASSET      ASPEN      CAPITAL     INTERNATIONAL
                                          SECURITIES    SMALL CAP   SECURITIES   ALLOCATION  BALANCED  APPRECIATION     GROWTH
                                         -------------  ----------  -----------  ----------  --------  ------------  ------------
Investment income (loss):
  Investment income distributions
   from underlying mutual fund
   (note 4)..........................    $      28,756         -        281,418     189,154    67,960         4,914        147,282
  Mortality and expense charges
   (note 3)..........................          (58,138)   (198,838)    (195,837)    (84,894)  (36,090)     (245,137)      (219,457)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------
      Investment income (loss)
        - net........................          (29,382)   (198,838)      85,581     104,260    31,870      (240,223)       (72,175)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

Realized and unrealized gains
 (losses) on investments - net:
  Realized gain distributions
   from underlying mutual fund.......                -           -            -           -         -             -              -
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

  Realized gains (losses) on sales
   of investments:
      Proceeds from sales............          374,485   2,682,785   13,498,083   1,732,418   496,982     3,851,731      5,958,374
      Cost of investments sold.......         (297,602) (2,419,297) (12,677,387) (1,476,426) (450,263)   (5,021,404)    (7,065,784)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------
                                                76,883     263,488      820,696     255,992    46,719    (1,169,673)    (1,107,410)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------
      Net realized gains (losses)
       on investments................           76,883     263,488      820,696     255,992    46,719    (1,169,673)    (1,107,410)
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

  Net change in unrealized
   appreciation or depreciation of
   investments.......................          467,176   1,442,095    2,405,078     573,378   140,550     4,324,741      4,118,087
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

      Net gains (losses) on
       investments...................          544,059   1,705,583    3,225,774     829,370   187,269     3,155,068      3,010,677
                                         -------------  ----------  -----------  ----------  --------  ------------  -------------

      Net increase (decrease) in
       net assets resulting from
       operations....................    $     514,677   1,506,745    3,311,355     933,630   219,139     2,914,845      2,938,502
                                         =============  ==========  ===========  ==========  ========  ============  =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                                 MFS          MFS         MFS               OPPENHEIMER                OPPENHEIMER
                                              INVESTORS     MID CAP       NEW       MFS       CAPITAL     OPPENHEIMER INTERNATIONAL
                                             GROWTH STOCK   GROWTH     DISCOVERY   VALUE    APPRECIATION  HIGH INCOME    GROWTH
                                             ------------ ----------   ---------  --------  ------------ ------------ -------------
Investment income (loss):
  Investment income distributions from
  underlying mutual fund (note 4)..........  $        -            -           -    57,598       7,901      611,349        37,265
  Mortality and expense charges (note 3)...     (18,278)     (19,794)   (130,089)  (41,676)    (53,868)    (179,034)      (49,124)
                                             ----------   ----------  ----------  --------    --------   ----------    ----------
     Investment income (loss) - net........     (18,278)     (19,794)   (130,089)   15,922     (45,967)     432,315       (11,859)
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

Realized and unrealized gains (losses) on
investments - net:
  Realized gain distributions from
  underlying mutual fund...................           -            -           -         -           -            -             -
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

  Realized gains (losses) on sales of
  investments:
     Proceeds from sales...................     551,535    1,415,075   2,562,647   518,218     392,279    2,751,819     1,371,035
     Cost of investments sold..............    (485,712)  (1,281,643) (2,304,472) (415,076)   (325,045)  (2,549,018)   (1,198,711)
                                             ----------   ----------  ----------  --------    --------   ----------    ----------
                                                 65,823      133,432     258,175   103,142      67,234      202,801       172,324
                                             ----------   ----------  ----------  --------    --------   ----------    ----------
     Net realized gains (losses) on
     investments...........................      65,823      133,432     258,175   103,142      67,234      202,801       172,324
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

  Net change in unrealized appreciation or
  depreciation of investments..............      54,280       63,724     349,640   277,820     196,569      309,655       453,615
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

     Net gains (losses) on investments.....     120,103      197,156     607,815   380,962     263,803      512,456       625,939
                                             ----------   ----------  ----------  --------    --------   ----------    ----------

     Net increase (decrease) in net assets
     resulting from operations.............  $  101,825      177,362     477,726   396,884     217,836      944,771       614,080
                                             ==========   ==========  ==========  ========    ========   ==========    ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                              SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------------------
                                              PUTNAM VT   PUTNAM VT      PUTNAM VT   PUTNAM VT                        VAN KAMPEN
                                             GROWTH AND  INTERNATIONAL      NEW         NEW     PUTNAM VT  VAN KAMPEN  EMERGING
                                               INCOME       GROWTH     OPPORTUNITIES   VALUE     VOYAGER    COMSTOCK    GROWTH
                                             ----------- ------------- ------------- ---------- ---------- ---------- ----------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund (note 4)...  $   22,979      131,437            -        9,573      1,862     17,493          -
  Mortality and expense charges (note 3)...     (21,359)    (138,338)      (4,323)     (21,243)   (10,888)   (42,644)    (2,863)
                                             ----------   ----------      -------     --------   --------    -------   --------
    Investment income (loss) - net.........       1,620       (6,901)      (4,323)     (11,670)    (9,026)   (25,151)    (2,863)
                                             ----------   ----------      -------     --------   --------    -------   --------

Realized and unrealized gains (losses)
  on investments - net:
  Realized gain distributions from
    underlying mutual fund.................           -            -            -            -          -          -          -
                                             ----------   ----------      -------     --------   --------    -------   --------

  Realized gains (losses) on
    sales of investments:
    Proceeds from sales....................     224,469    2,297,380       78,572      212,178    144,086    140,971    118,638
    Cost of investments sold...............    (177,479)  (1,799,945)     (66,082)    (170,622)  (128,957)   (98,177)  (114,713)
                                             ----------   ----------      -------     --------   --------    -------   --------
                                                 46,990      497,435       12,490       41,556     15,129     42,794      3,925
                                             ----------   ----------      -------     --------   --------    -------   --------
    Net realized gains (losses) on
      investments..........................      46,990      497,435       12,490       41,556     15,129     42,794      3,925
                                             ----------   ----------      -------     --------   --------    -------   --------

  Net change in unrealized appreciation
    or depreciation of investments.........     106,939      947,921       17,924      222,396     25,167    485,037     13,159
                                             ----------   ----------      -------     --------   --------    -------   --------

    Net gains (losses) on investments......     153,929    1,445,356       30,414      263,952     40,296    527,831     17,084
                                             ----------   ----------      -------     --------   --------    -------   --------

    Net increase (decrease) in net
      assets resulting from operations.....  $  155,549    1,438,455       26,091      252,282     31,270    502,680     14,221
                                             ==========   ==========      =======     ========   ========    =======   ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                                  WADDELL      WADDELL                   WADDELL
                                         VAN KAMPEN    WADDELL      WADDELL       & REED       & REED       WADDELL      & REED
                                         GROWTH AND    & REED       & REED     INTERNATIONAL  SMALL CAP     & REED      MICRO-CAP
                                           INCOME     BALANCED      GROWTH          II          GROWTH       VALUE       GROWTH
                                         ----------  -----------  -----------  ------------- -----------  -----------  -----------
Investment income (loss):
 Investment income distributions from
  underlying mutual fund (note 4)....... $    3,102    3,213,015      474,437     1,676,736            -      730,512            -
 Mortality and expense charges
  (note 3) .............................     (8,762)  (2,874,478)  (2,166,201)   (1,911,649)    (965,576)    (846,597)    (269,596)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------
     Investment income (loss) -
      net ..............................     (5,660)     338,537   (1,691,764)     (234,913)    (965,576)    (116,085)    (269,596)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

Realized and unrealized gains (losses)
 on investments - net:
 Realized gain distributions from
  underlying mutual fund ...............          -            -            -     1,323,729            -            -            -
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

 Realized gains (losses) on sales
  of investments:
    Proceeds from sales ................     24,112   46,401,298   33,800,408    25,218,133   15,144,881   11,044,355    9,557,398
    Cost of investments sold ...........    (17,639) (51,507,108) (45,424,261)  (22,225,459) (18,734,039) (10,780,731) (12,446,311)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------
                                              6,473   (5,105,810) (11,623,853)    2,992,674   (3,589,158)     263,624   (2,888,913)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------
    Net realized gains (losses) on
     investments .......................      6,473   (5,105,810) (11,623,853)    4,316,403   (3,589,158)     263,624   (2,888,913)
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

 Net change in unrealized appreciation
  or depreciation of investments .......     99,799   21,239,010   16,520,120    26,478,196   14,175,731    8,484,781    4,140,931
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

    Net gains (losses) on
     investments .......................    106,272   16,133,200    4,896,267    30,794,599   10,586,573    8,748,405    1,252,018
                                         ----------  -----------  -----------   -----------  -----------  -----------  -----------

    Net increase (decrease) in net
     assets resulting from operations... $  100,612   16,471,737    3,204,503    30,559,686    9,620,997    8,632,320      982,422
                                         ==========  ===========  ===========   ===========  ===========  ===========  ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                        SEGREGATED SUB-ACCOUNTS
                                         --------------------------------------------------------------------------------------
                                           WADDELL                     WADDELL                   WADDELL               WADDELL
                                           & REED         WADDELL      & REED      WADDELL       & REED     WADDELL     & REED
                                          SMALL CAP       & REED        ASSET      & REED      SCIENCE &    & REED     DIVIDEND
                                            VALUE       CORE EQUITY   STRATEGY  INTERNATIONAL  TECHNOLOGY     BOND      INCOME
                                         -----------    -----------   --------  -------------  ----------   -------    -------
Investment income (loss):
 Investment income distributions from
  underlying mutual fund (note 4) ...    $         -        74,279      63,797      25,037             -     88,586     11,486
 Mortality and expense charges
  (note 3) ..........................       (511,011)     (142,356)    (28,586)    (29,356)      (32,048)    (5,708)    (6,411)
                                         -----------    ----------    --------    --------      --------    -------    -------
   Investment income (loss) - net ...       (511,011)      (68,077)     35,211      (4,319)      (32,048)    82,878      5,075
                                         -----------    ----------    --------    --------      --------    -------    -------

Realized and unrealized gains
 (losses) on investments - net:
 Realized gain distributions from
  underlying mutual fund ............      2,419,355             -      34,035           -             -     23,242          -
                                         -----------    ----------    --------    --------      --------    -------    -------
 Realized gains (losses) on sales
  of investments:
   Proceeds from sales ..............      6,422,857     2,959,996     465,559     914,343       938,352      4,396      1,309
   Cost of investments sold .........     (4,737,175)   (3,522,561)   (440,982)   (864,932)     (945,973)    (4,250)    (1,288)
                                         -----------    ----------    --------    --------      --------    -------    -------
                                           1,685,682      (562,565)     24,577      49,411        (7,621)       146         21
                                         -----------    ----------    --------    --------      --------    -------    -------
   Net realized gains (losses) on
    investments .....................      4,105,037      (562,565)     58,612      49,411        (7,621)    23,388         21
                                         -----------    ----------    --------    --------      --------    -------    -------

 Net change in unrealized appreciation
  or depreciation of investments ....      2,080,767     1,508,315     324,987     359,475       575,049    (97,324)   108,600
                                         -----------    ----------    --------    --------      --------    -------    -------
   Net gains (losses) on
    investments .....................      6,185,804       945,750     383,599     408,886       567,428    (73,936)   108,621
                                         -----------    ----------    --------    --------      --------    -------    -------

   Net increase (decrease) in net
    assets resulting from
    operations ......................    $ 5,674,793       877,673     418,810     404,567       535,380      8,942    113,696
                                         ===========    ==========    ========    ========      ========    =======    =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                ------------------------------------------------------------
                                                                  WADDELL     WADDELL      WADDELL     WADDELL     WADDELL
                                                                  & REED       & REED      & REED      & REED      & REED
                                                                   HIGH     LIMITED-TERM    MONEY     MORTGAGE   REAL ESTATE
                                                                  INCOME       BOND        MARKET    SECURITIES   SECURITIES
                                                                ----------  ------------  --------   ----------  -----------
Investment income (loss):
  Investment income distributions from underlying
   mutual fund (note 4) .....................................   $  260,751     19,013        3,991     329,303       49,762
  Mortality and expense charges (note 3) ....................      (12,816)    (2,160)      (4,399)   (116,654)     (50,403)
                                                                ----------    -------     --------    --------    ---------
      Investment income (loss) - net ........................      247,935     16,853         (408)    212,649         (641)
                                                                ----------    -------     --------    --------    ---------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ...            -          -            -     223,537      115,032
                                                                ----------    -------     --------    --------    ---------
  Realized gains (losses) on sales of investments:
      Proceeds from sales ...................................       16,752     16,664      580,904      46,650       81,183
      Cost of investments sold ..............................      (15,705)   (16,450)    (580,904)    (45,573)     (67,766)
                                                                ----------    -------     --------    --------    ---------
                                                                     1,047        214            -       1,077       13,417
                                                                ----------    -------     --------    --------    ---------
      Net realized gains (losses) on investments ............        1,047        214            -     224,614      128,449
                                                                ----------    -------     --------    --------    ---------

  Net change in unrealized appreciation or depreciation
      of investments ........................................     (140,027)   (17,435)           -     201,318    1,777,757
                                                                ----------    -------     --------    --------    ---------

      Net gains (losses) on investments .....................     (138,980)   (17,221)           -     425,932    1,906,206
                                                                ----------    -------     --------    --------    ---------

      Net increase (decrease) in net assets resulting
       from operations ......................................   $  108,955       (368)        (408)    638,581    1,905,565
                                                                ==========    =======     ========    ========    =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                                                 ADVANTUS    ADVANTUS
                                                           ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING    ADVANTUS
                                             ADVANTUS       MONEY        INDEX       MORTGAGE   GOVERNMENT  GOVERNMENT INTERNATIONAL
                                               BOND         MARKET        500       SECURITIES   BOND 2006   BOND 2010     BOND
                                           ------------  -----------  -----------  -----------  ----------  ----------  ------------
Operations:
  Investment income (loss) - net ......... $ (1,945,548)    (197,975)  (2,885,733)  (1,834,573)    (96,908)    (90,095)    (609,706)
  Net realized gains (losses) on
    investments ..........................    3,151,222            -    3,284,673    3,926,211     525,493     213,772    3,050,270
  Net change in unrealized appreciation
     or depreciation of investments ......    4,166,128            -   22,648,527    2,689,082    (498,087)     12,181    1,771,102
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net increase (decrease) in net assets
   resulting from operations .............    5,371,802     (197,975)  23,047,467    4,780,720     (69,502)    135,858    4,211,666
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments .............   26,966,184   37,297,242   37,931,891   14,721,649     100,664     489,578    3,544,314
  Contract withdrawals and charges .......  (25,367,787) (46,293,192) (27,292,818) (32,762,320) (4,382,327) (1,533,501) (13,334,196)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period ...............................       15,409         (707)     133,501       14,631       2,993       3,137        1,209
  Annuity benefit payments ...............     (366,207)     (20,836)  (4,972,520)    (314,579)    (30,453)    (31,989)     (51,509)
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets from
   contract transactions .................    1,247,599   (9,017,493)   5,800,055  (18,340,619) (4,309,123) (1,072,775)  (9,840,182)
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Increase (decrease) in net assets ........    6,619,401   (9,215,468)  28,847,522  (13,559,899) (4,378,625)   (936,917)  (5,628,516)
Net assets at the beginning of year ......  150,703,416   43,250,792  245,642,588  151,561,342   9,953,107   7,647,073   54,896,928
                                           ------------  -----------  -----------  -----------  ----------  ----------  -----------
Net assets at the end of year ............ $157,322,817   34,035,324  274,490,110  138,001,443   5,574,482   6,710,156   49,268,412
                                           ============  ===========  ===========  ===========  ==========  ==========  ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                             SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------------------
                                                                                                 AIM V.I.                AMERICAN
                                               ADVANTUS     ADVANTUS      AIM V.I.                 DENT      AIM V.I.    CENTURY
                                              INDEX 400    REAL ESTATE   AGGRESSIVE   AIM V.I.  DEMOGRAPHIC   PREMIER    INCOME
                                               MID-CAP      SECURITIES     GROWTH     BALANCED    TRENDS      EQUITY    AND GROWTH
                                             -----------   -----------   ----------  ---------  -----------  --------   ----------
Operations:
  Investment income (loss) - net .........   $  (395,143)     (656,795)    (16,624)      1,829     (8,834)     (5,704)    (14,498)
  Net realized gains (losses) on
    investments ..........................     1,179,566     5,112,519      18,132      (2,988)    16,190      24,519      63,749
  Net change in unrealized appreciation
    or depreciation of investments .......     3,577,023    10,596,017     132,268     110,022     37,005       4,085     323,571
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Net increase (decrease) in net assets
  resulting from operations ..............     4,361,446    15,051,741     133,776     108,863     44,361      22,900     372,822
                                             -----------   -----------   ---------   ---------   --------    --------   ---------

Contract transactions (notes 2, 3, 4
  and 5):
  Contract purchase payments .............    12,155,335    20,332,189     623,541   1,137,943    250,914     178,527   1,695,233
  Contract withdrawals and charges .......    (6,493,903)  (14,999,895)    (91,289)   (458,944)  (101,982)   (140,518)   (357,121)
  Actuarial adjustments for mortality
    experience on annuities in payment
    period ...............................           837           706           -           -          -           -           -
  Annuity benefit payments ...............       (59,398)      (81,701)          -           -          -           -           -
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Increase (decrease) in net assets
  from contract transactions .............     5,602,871     5,251,299     532,252     678,999    148,932      38,009   1,338,112
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Increase (decrease) in net assets ........     9,964,317    20,303,040     666,028     787,862    193,293      60,909   1,710,934
Net assets at the beginning of year ......    26,607,076    45,304,358     884,176   1,337,299    553,799     519,608   2,504,905
                                             -----------   -----------   ---------   ---------   --------    --------   ---------
Net assets at the end of year ............   $36,571,393    65,607,398   1,550,204   2,125,161    747,092     580,517   4,215,839
                                             ===========   ===========   =========   =========   ========    ========   =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                               SEGREGATED SUB-ACCOUNTS
                                                 -----------------------------------------------------------------------------------
                                                                            CREDIT
                                                                            SUISSE
                                                                            GLOBAL                 FIDELITY               FRANKLIN
                                                  AMERICAN     AMERICAN      POST-    FIDELITY       VIP       FIDELITY   LARGE CAP
                                                  CENTURY      CENTURY      VENTURE     VIP        EQUITY-       VIP       GROWTH
                                                   ULTRA        VALUE       CAPITAL  CONTRAFUND    INCOME      MID-CAP    SECURITIES
                                                ------------- ----------- ---------- ----------  ----------- ----------- -----------
Operations:
 Investment income (loss) - net ............... $   (367,216)    (37,734)   (29,485)   (430,269)   (137,733)   (490,651)    (19,256)
 Net realized gains (losses) on
  investments .................................      126,732     220,635    (71,253)    515,317     665,990   1,029,651     118,359
 Net change in unrealized appreciation or
  depreciation of investments .................    2,959,616     531,323    437,868   5,125,798   7,026,078   7,820,193      85,088
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations ..................    2,719,132     714,224    337,130   5,210,846   7,554,335   8,359,193     184,191
                                                ------------  ----------- ---------- ----------- ----------  ----------  ----------
Contract transactions (notes 2, 3, 4 and 5):
 Contract purchase payments ...................   20,545,499   5,612,091    888,949  11,306,291  32,761,753  10,455,209   5,831,545
 Contract withdrawals and charges .............     (749,725) (1,192,404)  (813,027) (4,694,403) (4,840,364) (3,635,726) (4,187,473)
 Actuarial adjustments for mortality
  experience on annuities in payment period            1,088           1          -          91         781       1,019           -
 Annuity benefit payments .....................      (58,288)       (952)         -     (41,883)   (118,110)    (49,126)       (926)
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions .......................   19,738,573   4,418,736     75,922   6,570,096  27,804,060   6,771,376   1,643,146
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets .............   22,457,705   5,132,960    413,052  11,780,942  35,358,395  15,130,569   1,827,337
Net assets at the beginning of year ...........   15,411,423   2,802,907  2,080,388  34,087,961  56,712,063  32,189,299   1,202,608
                                                ------------  ----------  ---------  ----------  ----------  ----------  ----------
Net assets at the end of year ................. $ 37,869,128   7,935,867  2,493,440  45,868,903  92,070,458  47,319,868   3,029,945
                                                ============  ==========  =========  ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                         SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                         FRANKLIN                TEMPLETON    TEMPLETON
                                          MUTUAL                 DEVELOPING    GLOBAL      JANUS       JANUS            JANUS
                                          SHARES     FRANKLIN     MARKETS      ASSET       ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                        SECURITIES   SMALL CAP   SECURITIES  ALLOCATION   BALANCED  APPRECIATION      GROWTH
                                        ----------   ---------  -----------  ----------- ---------  ------------- --------------
Operations:
 Investment income (loss) - net ....... $  (29,382)   (198,838)      85,581     104,260     31,870    (240,223)         (72,175)
 Net realized gains (losses)
   on investments .....................     76,883     263,488      820,696     255,992     46,719  (1,169,673)      (1,107,410)
 Net change in unrealized
   appreciation or depreciation
   of investments .....................    467,176   1,442,095    2,405,078     573,378    140,550   4,324,741        4,118,087
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Net increase (decrease) in net assets
   resulting from operations ..........    514,677   1,506,745    3,311,355     933,630    219,139   2,914,845        2,938,502
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Contract transactions
   (notes 2, 3, 4 and 5):
 Contract purchase payments ...........  3,136,043   4,640,663   15,681,044   2,493,885  1,568,531   3,121,875        8,342,646
 Contract withdrawals and charges .....   (360,139) (2,579,729) (13,378,947) (1,682,483)  (479,248) (3,681,602)      (5,835,632)
 Actuarial adjustments for mortality
   experience on annuities in
   payment period .....................        (50)       (203)       2,994         120          -       1,028            1,087
 Annuity benefit payments .............       (119)    (16,643)     (34,918)     (9,538)         -     (19,399)         (19,707)
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Increase (decrease) in net
 assets from contract transactions ....  2,775,736   2,044,089    2,270,173     801,984  1,089,283    (578,098)       2,488,394
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Increase (decrease) in net assets .....  3,290,413   3,550,834    5,581,528   1,735,614  1,308,422   2,336,747        5,426,896
Net assets at the beginning of year ...  2,752,836  13,489,461   12,919,582   5,985,105  2,116,520  18,698,614       16,205,018
                                        ----------  ----------  -----------  ----------  ---------  ----------       ----------
Net assets at the end of year ......... $6,043,249  17,040,295   18,501,110   7,720,719  3,424,942  21,035,361       21,631,914
                                        ==========  ==========  ===========  ==========  =========  ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                            MFS          MFS          MFS                   OPPENHEIMER                OPPENHEIMER
                                         INVESTORS      MID CAP       NEW           MFS       CAPITAL     OPPENHEIMER INTERNATIONAL
                                        GROWTH STOCK    GROWTH      DISCOVERY     VALUE     APPRECIATION  HIGH INCOME     GROWTH
                                        ------------ ------------ ------------  ---------- ------------- ------------ -------------
Operations:
  Investment income
    (loss) - net ...................... $   (18,278)     (19,794)    (130,089)      15,922      (45,967)     432,315      (11,859)
  Net realized gains
    (losses) on investments ...........      65,823      133,432      258,175      103,142       67,234      202,801      172,324
  Net change in unrealized
    appreciation or
    depreciation of investments .......      54,280       63,724      349,640      277,820      196,569      309,655      453,615
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Net increase (decrease) in
    net assets resulting
    from operations ...................     101,825      177,362      477,726      396,884      217,836      944,771      614,080
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments ..........     412,076    1,907,476    7,849,276    1,619,631    2,421,897   10,981,578    3,753,463
  Contract withdrawals and charges ....    (541,744)  (1,405,406)  (2,535,421)    (497,985)    (373,219)  (2,709,531)  (1,356,373)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period .......           -            -          334            -            -          435            1
  Annuity benefit payments ............           -            -      (15,126)           -            -      (32,318)        (936)
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets
    from contract transactions ........    (129,668)     502,070    5,299,063    1,121,646    2,048,678    8,240,163    2,396,155
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets .....     (27,843)     679,432    5,776,789    1,518,530    2,266,514    9,184,934    3,010,235
Net assets at the beginning of year ...   1,462,824      933,083    5,858,374    2,327,459    2,499,721    7,815,040    1,895,546
                                        -----------  -----------  -----------  -----------  -----------  -----------   ----------
Net assets at the end of year ......... $ 1,434,981    1,612,515   11,635,163    3,845,989    4,766,235   16,999,974    4,905,781
                                        ===========  ===========  ===========  ===========  ===========  ===========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                        PUTNAM VT     PUTNAM VT     PUTNAM VT    PUTNAM VT                        VAN KAMPEN
                                        GROWTH AND  INTERNATIONAL     NEW          NEW     PUTNAM VT VAN KAMPEN    EMERGING
                                          INCOME       GROWTH     OPPORTUNITIES   VALUE     VOYAGER   COMSTOCK      GROWTH
                                        ----------  ------------- ------------- ---------- --------- ----------   ----------
Operations:
  Investment income
    (loss) - net ....................   $    1,620       (6,901)       (4,323)    (11,670)   (9,026)   (25,151)      (2,863)
  Net realized gains (losses)
    on investments ..................       46,990      497,435        12,490      41,556    15,129     42,794        3,925
  Net change in unrealized
    appreciation or depreciation
    of investments ..................      106,939      947,921        17,924     222,396    25,167    485,037       13,159
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Net increase (decrease) in net
  assets resulting from
  operations ........................      155,549    1,438,455        26,091     252,282    31,270    502,680       14,221
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Contract transactions (notes
  2, 3, 4 and 5):
  Contract purchase payments ........      675,348    5,163,433       115,889   1,268,254   370,883  2,612,311      213,384
  Contract withdrawals and
    charges .........................     (213,173)  (2,292,744)      (75,442)   (199,615) (138,631)  (132,009)    (116,087)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                  -            5             -           1         -          -            -
  Annuity benefit payments ..........            -         (368)            -        (945)        -          -            -
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Increase (decrease) in net
  assets from contract
  transactions ......................      462,175    2,870,327        40,447   1,067,695   232,252  2,480,302       97,297
                                        ----------  -----------       -------   ---------- --------  ---------     --------
Increase (decrease) in net
  assets ............................      617,724    4,308,782        66,538   1,319,977   263,522  2,982,982      111,518
Net assets at the beginning
  of year ...........................    1,234,411    7,272,213       295,198     889,893   635,247  1,507,649      142,785
                                        ----------  -----------       -------   ---------  --------  ---------     --------
Net assets at the end of year .......   $1,852,135   11,580,995       361,736   2,209,870   898,769  4,490,631      254,303
                                        ==========  ===========       =======   =========  ========  =========     ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                          SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                                                              WADDELL &    WADDELL &
                                        VAN KAMPEN  WADDELL &   WADDELL &       REED          REED       WADDELL &   WADDELL & REED
                                        GROWTH AND     REED       REED      INTERNATIONAL  SMALL CAP       REED        MICRO-CAP
                                          INCOME     BALANCED    GROWTH          II          GROWTH        VALUE        GROWTH
                                        ----------  ---------- ------------ ------------- ------------  -----------  --------------
Operations:
  Investment income (loss) - net ...... $ (5,660)     338,537   (1,691,764)     (234,913)    (965,576)    (116,085)      (269,596)
  Net realized gains (losses)
   on investments .....................    6,473   (5,105,810) (11,623,853)    4,316,403   (3,589,158)     263,624     (2,888,913)
  Net change in unrealized
   appreciation or depreciation
   of investments .....................   99,799   21,239,010   16,520,120    26,478,196   14,175,731    8,484,781      4,140,931
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Net increase (decrease) in net assets
   resulting from operations ..........  100,612   16,471,737    3,204,503    30,559,686    9,620,997    8,632,320        982,422
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments ..........  663,426    8,890,223   12,198,952    24,508,193    7,578,652    7,432,805      3,990,545
  Contract withdrawals and charges ....  (18,648) (43,262,048) (31,638,385)  (23,579,471) (14,172,925)  10,263,876)    (9,334,742)
  Actuarial adjustments for
   mortality experience on
   annuities in payment period ........        -       31,587       17,143          (244)      13,285       13,484            908
  Annuity benefit payments ............        -     (555,641)    (310,706)     (248,773)    (178,520)    (148,729)       (37,278)
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Increase (decrease) in net assets from
  contract transactions ...............  644,778  (34,895,879) (19,732,996)      679,705   (6,759,507)  (2,966,316)    (5,380,568)
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Increase (decrease) in net assets .....  745,390  (18,424,142) (16,528,493)   31,239,391    2,861,490    5,666,005     (4,398,146)
Net assets at the beginning of year ...  252,779  246,795,946  192,077,415   145,621,007   80,974,858   68,458,346     23,278,419
                                        --------  -----------  -----------  ------------  -----------   ----------     ----------
Net assets at the end of year ......... $998,169  228,371,804  175,548,922   176,860,398   83,836,348   74,124,351     18,880,273
                                        ========  ===========  ===========  ============  ===========   ==========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                             --------------------------------------------------------------------------------------
                                              WADDELL &                WADDELL &                 WADDELL &                WADDELL &
                                                 REED       WADDELL &    REED                      REED      WADDELL &      REED
                                              SMALL CAP        REED      ASSET    WADDELL & REED  SCIENCE &    REED      DIVIDEND
                                                VALUE      CORE EQUITY STRATEGY   INTERNATIONAL  TECHNOLOGY    BOND       INCOME
                                             ------------  ----------- ---------  -------------- ----------  ---------  -----------
Operations:
    Investment income (loss) - net ......... $  (511,011)     (68,077)    35,211        (4,319)    (32,048)     82,878       5,075
    Net realized gains (losses)
        on investments .....................   4,105,037     (562,565)    58,612        49,411      (7,621)     23,388          21
    Net change in unrealized
        appreciation or depreciation
        of investments .....................   2,080,767    1,508,315    324,987       359,475     575,049     (97,324)    108,600
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Net increase (decrease) in net assets
    resulting from operations ..............   5,674,793      877,673    418,810       404,567     535,380       8,942     113,696
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Contract transactions (notes 2, 3, 4
    and 5):
    Contract purchase payments .............  13,520,135    2,797,307  4,745,246     3,698,569   5,835,765   2,095,597   1,802,138
    Contract withdrawals and charges .......  (6,134,670)  (2,792,213)  (451,386)     (901,942)   (928,166)    (17,939)    (13,671)
    Actuarial adjustments for mortality
        experience on annuities in payment
        period .............................     (14,392)       2,077          -            21           1           -           -
    Annuity benefit payments ...............     (82,061)     (72,399)         -          (104)       (937)          -           -
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Increase (decrease) in net assets from
    contract transactions ..................   7,289,012      (65,228) 4,293,860     2,796,543   4,906,662   2,077,658   1,788,467
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Increase (decrease) in net assets ..........  12,963,805      812,445  4,712,670     3,201,110   5,442,042   2,086,600   1,902,163
Net assets at the beginning of year ........  36,825,287   11,553,656    464,746       949,442     406,684           -           -
                                             -----------   ----------  ---------     ---------   ---------   ---------  ----------
Net assets at the end of year .............. $49,789,092   12,366,101  5,177,416     4,150,552   5,848,726   2,086,600   1,902,163
                                             ===========   ==========  =========     =========   =========   =========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2004

                                                                            SEGREGATED SUB-ACCOUNTS
                                                 ----------------------------------------------------------------------------------
                                                 WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                      HIGH         LIMITED-TERM        MONEY           MORTGAGE       REAL ESTATE
                                                     INCOME            BOND           MARKET          SECURITIES       SECURITIES
                                                 --------------   --------------   --------------   --------------   --------------
Operations:
     Investment income (loss) - net ...........  $      247,935       16,853              (408)          212,649             (641)
     Net realized gains (losses) on
        investments ...........................           1,047          214                 -           224,614          128,449
     Net change in unrealized appreciation or
        depreciation  of investments ..........        (140,027)     (17,435)                -           201,318        1,777,757
                                                 --------------      -------         ---------        ----------        ---------
Net increase (decrease) in net assets resulting
        from operations . .....................         108,955         (368)             (408)          638,581        1,905,565
                                                 --------------      -------         ---------        ----------        ---------
Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments ...............       3,985,892      745,066         1,785,058        16,537,047        7,710,897
     Contract withdrawals and charges .........         (42,278)     (15,834)         (576,730)          (16,210)         (69,710)
     Actuarial adjustments for mortality
        experience on  annuities in payment
        period ................................               -            -                 -                 -                -
     Annuity benefit payments .................               -            -                 -                 -                -
                                                 --------------      -------         ---------        ----------        ---------
Increase (decrease) in net assets from contract
     transactions..............................       3,943,614      729,232         1,208,328        16,520,837        7,641,187
                                                 --------------      -------         ---------        ----------        ---------
Increase (decrease) in net assets .............       4,052,569      728,864         1,207,920        17,159,418        9,546,752

Net assets at the beginning of year ...........               -            -                 -                 -                -
                                                 --------------      -------         ---------        ----------        ---------
Net assets at the end of year .................  $    4,052,569      728,864         1,207,920        17,159,418        9,546,752
                                                 ==============      =======         =========        ==========        =========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                        SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                                               ADVANTUS    ADVANTUS
                                                         ADVANTUS     ADVANTUS     ADVANTUS    MATURING    MATURING     ADVANTUS
                                         ADVANTUS         MONEY       MORTGAGE      INDEX     GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                           BOND           MARKET     SECURITIES      500      BOND 2006   BOND 2010        BOND
                                       --------------  -----------  -----------  -----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net ...  $   (1,921,815)    (334,291)  (2,101,590)  (2,421,654)   (129,822)   (118,328)    (652,801)
   Net realized gains (losses) on
     investments ....................       2,609,538            0    3,642,047   (2,692,677)    317,165     471,364    1,374,848
   Net change in unrealized
     appreciation or depreciation
     on investments .................       5,299,819            0    3,051,086   55,508,108     (97,362)   (211,021)   8,111,383
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Net increase (decrease) in net
     assets resulting from operation        5,987,542     (334,291)   4,591,543   50,393,777      89,981     142,015    8,833,430
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Contract transactions (notes 2,
   3, 4 and 5):
   Contract purchase payments:             24,513,118   34,803,854   19,413,018   33,199,535   1,612,771   1,616,233    8,635,070
   Contract terminations,
   withdrawal payments and charges:       (29,619,310) (56,947,111) (37,796,274) (30,893,913) (2,358,770) (3,429,619)  (8,160,643)
   Actuarial adjustments for
   mortality experience on
   annuities in payment period:               (12,935)        (235)     (11,058)     (13,601)     (2,579)     (2,672)      (1,462)
   Annuity benefit payments:                 (445,207)     (35,606)    (304,939)    (541,177)    (35,996)    (33,091)     (50,205)
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets
   from contract transactions .......      (5,564,334) (22,179,098) (18,699,253)   1,750,844    (784,574) (1,849,149)     422,760
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Increase (decrease) in net assets ...         423,208  (22,513,389) (14,107,710)  52,144,621    (694,593) (1,707,134)   9,256,190

Net assets at the beginning of year
   (note 1) .........................     150,280,208   65,764,181  165,669,052  193,497,967  10,647,700   9,354,207   45,640,738
                                       --------------  -----------  -----------  -----------  ----------  ----------   ----------
Net assets at the end of year .......  $  150,703,416   43,250,792  151,561,342  245,642,588   9,953,107   7,647,073   54,896,928
                                       ==============  ===========  ===========  ===========  ==========  ==========   ==========

See accompanying notes to financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                           SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------------------
                                                         ADVANTUS                               AIM V.I.                AMERICAN
                                            ADVANTUS       REAL       AIM V.I.                   DENT       AIM V.I.     CENTURY
                                           INDEX 400      ESTATE     AGGRESSIVE    AIM V.I.   DEMOGRAPHIC    PREMIER     INCOME
                                            MID-CAP     SECURITIES     GROWTH      BALANCED      TRENDS      EQUITY    AND GROWTH
                                          -----------   ----------   ----------   ---------   -----------   --------   ----------
Operations:
     Investment income (loss) -
         net ...........................  $  (249,297)    (412,687)      (5,676)     15,545        (3,360)    (3,967)      (8,034)
     Net realized gains (losses)
         on investments ................     (724,811)     600,730       20,767       2,920         7,062      2,476        1,916
     Net change in unrealized
         appreciation or depreciation
         on investments ................    6,768,700   11,133,743       94,016      77,134        59,800     80,888      272,684
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Net increase (decrease) in net
  assets resulting from operations......    5,794,592   11,321,786      109,107      95,599        63,502     79,397      266,566
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Contract transactions
  (notes 2, 3, 4 and 5):
  Contract purchase payments:              11,338,237   11,754,910      770,057   1,128,355       587,215    348,446    2,035,460
  Contract terminations,
  withdrawal payments and charges:          (8,323,527)  (3,744,674)    (148,545)    (60,836)     (129,424)  (164,854)     (19,463)
  Actuarial adjustments for
  mortality experience on
  annuities in payment period:                   (801)      (1,329)           0           0             0          0            0
  Annuity benefit payments:                   (51,111)     (43,302)           0           0             0          0            0
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Increase (decrease) in net assets
  from contract transactions ...........    2,962,798    7,965,605      621,512   1,067,519       457,791    183,592    2,015,997
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Increase (decrease) in net assets.......    8,757,390   19,287,391      730,619   1,163,118       521,293    262,989    2,282,563

Net assets at the beginning of
  year (note 1) ........................   17,849,686   26,016,967      153,557     174,181        32,506    256,619      222,342
                                          -----------   ----------     --------   ---------       -------   --------    ---------
Net assets at the end of year ..........  $26,607,076   45,304,358      884,176   1,337,299       553,799    519,608    2,504,905
                                          ===========   ==========     ========   =========       =======   ========    =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                        SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                CREDIT SUISSE                                             FRANKLIN
                                         AMERICAN    AMERICAN     GLOBAL                                                 LARGE CAP
                                          CENTURY     CENTURY   POST-VENTURE  FIDELITY VIP  FIDELITY VIP   FIDELITY VIP   GROWTH
                                           ULTRA       VALUE      CAPITAL      CONTRAFUND   EQUITY INCOME     MID CAP    SECURITIES
                                        -----------  ---------  ------------  ------------  -------------  ------------  ----------
Operations:
   Investment income (loss) - net...... $   (91,006)   (10,453)      (14,227)     (265,391)          (535)     (250,866)     (4,505)
   Net realized gains (losses) on
      investments .....................      31,830     17,070       (54,998)     (376,992)      (527,113)       55,650      (3,213)
   Net change in unrealized
      appreciation or depreciation
      on investments ..................   1,505,616    412,718       475,620     7,046,174     10,934,061     8,176,961     130,608
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Net increase (decrease) in net
   assets resulting from operations....   1,446,440    419,335       406,395     6,403,791     10,406,413     7,981,745     122,890
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Contract transactions
   (notes 2, 3, 4 and 5):
   Contract purchase payments:           12,402,568  2,043,050     1,126,411     8,681,815     23,730,424     7,202,018     926,479
   Contract terminations,
      withdrawal payments and
      charges:                             (276,849)  (183,366)      (92,470)   (2,673,822)    (4,547,236)   (3,679,972)    (46,969)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period:             (617)         0             0          (422)          (944)       (1,250)          0
   Annuity benefit payments:                (52,283)         0             0       (33,840)       (95,993)      (39,428)          0
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Increase (decrease) in net
   assets from contract transactions...  12,072,819  1,859,684     1,033,941     5,973,731     19,086,251     3,481,368     879,510
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Increase (decrease) in net assets .....  13,519,259  2,279,019     1,440,336    12,377,522     29,492,664    11,463,113   1,002,400

Net assets at the beginning of
   year (note 1) ......................   1,892,164    523,888       640,052    21,710,439     27,219,399    20,726,186     200,208
                                        -----------  ---------     ---------    ----------     ----------    ----------   ---------
Net assets at the end of year ......... $15,411,423  2,802,907     2,080,388    34,087,961     56,712,063    32,189,299   1,202,608
                                        ===========  =========     =========    ==========     ==========    ==========   =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                    SEGREGATED SUB-ACCOUNTS
                                      ---------------------------------------------------------------------------------------------
                                                                  TEMPLETON
                                                     FRANKLIN     DEVELOPING   TEMPLETON      JANUS        JANUS       JANUS ASPEN
                                       FRANKLIN    MUTUAL SHARES    MARKETS   GLOBAL ASSET    ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                       SMALL CAP     SECURITIES   SECURITIES   ALLOCATION   BALANCED    APPRECIATION      GROWTH
                                      -----------  -------------  ----------  ------------  ---------  -------------  -------------
Operations:
     Investment income (loss) -
        net ......................... $  (126,765)        (7,139)    (16,420)       52,398     10,263       (187,392)       (43,840)
     Net realized gains (losses)
        on investments ..............    (263,849)         6,269      22,124       (10,504)     5,692     (2,894,054)    (2,571,009)
     Net change in unrealized
     appreciation or depreciation
        on investments ..............   3,443,157        334,759   4,007,474     1,250,618    152,245      6,104,992      6,726,122
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Net increase (decrease) in net
  assets resulting from operations...   3,052,543        333,889   4,013,178     1,292,512    168,200      3,023,546      4,111,273
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Contract transactions
  (notes 2, 3, 4 and 5):
     Contract purchase payments:        4,039,505      1,946,368   9,113,763     2,054,942  1,483,262      2,079,980      3,769,201
     Contract terminations,
        withdrawal payments and
        charges:                       (1,186,716)       (93,752) (7,826,316)     (961,778)  (170,909)    (4,266,369)    (5,044,420)
     Actuarial adjustments for
        mortality experience on
        annuities in payment period:         (299)             0      (1,967)          (74)         0           (815)          (668)
     Annuity benefit payments:            (12,417)             0     (28,379)       (8,206)         0        (15,676)       (15,202)
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Increase (decrease) in net assets
  from contract transactions ........   2,840,073      1,852,616   1,257,101     1,084,884  1,312,353     (2,202,880)    (1,291,089)
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Increase (decrease) in net assets       5,892,616      2,186,505   5,270,279     2,377,396  1,480,553        820,666      2,820,184

Net assets at the beginning of
  year (note 1) .....................   7,596,845        566,331   7,649,303     3,607,709    635,967     17,877,948     13,384,834
                                      -----------      ---------  ----------     ---------  ---------     ----------     ----------
Net assets at the end of year ....... $13,489,461      2,752,836  12,919,582     5,985,105  2,116,520     18,698,614     16,205,018
                                      ===========      =========  ==========     =========  =========     ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                        SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                            MFS           MFS       MFS                    OPPENHEIMER                  OPPENHEIMER
                                         INVESTORS     MID CAP      NEW          MFS        CAPITAL      OPPENHEIMER   INTERNATIONAL
                                        GROWTH STOCK    GROWTH   DISCOVERY      VALUE     APPRECIATION   HIGH INCOME       GROWTH
                                        ------------   --------  ----------   ---------   ------------   -----------   -------------
Operations:
     Investment income (loss) - net..   $     (8,076)    (4,749)    (35,283)    (15,771)       (13,058)       61,953         (5,608)
     Net realized gains (losses) on
       investments ..................          1,406     16,211     210,170       1,207         53,109        81,438        137,308
     Net change in unrealized
       appreciation or depreciation
       on investments ...............        116,595     73,827     479,483     344,065        260,661       449,318        230,784
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Net increase (decrease) in net
   assets resulting from operations..        109,925     85,289     654,370     329,501        300,712       592,709        362,484
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Contract transactions
   (notes 2, 3, 4 and 5):
     Contract purchase payments:           1,175,023    900,999   6,999,657   1,412,925      1,840,728     7,290,560      4,311,740
     Contract terminations,
       withdrawal payments and
       charges:                              (21,587)  (147,576) (2,701,157)   (124,356)      (364,617)   (1,045,886)    (3,008,900)
     Actuarial adjustments for
       mortality experience on
       annuities in payment period:                0          0        (154)          0              0          (344)             0
     Annuity benefit payments:                     0          0     (13,358)          0              0       (22,840)             0
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Increase (decrease) in net assets
   from contract transactions .......      1,153,436    753,423   4,284,988   1,288,569      1,476,111     6,221,490      1,302,840
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Increase (decrease) in net assets....      1,263,361    838,712   4,939,358   1,618,070      1,776,823     6,814,199      1,665,324

Net assets at the beginning of year
  (note 1) ..........................        199,463     94,371     919,016     709,389        722,898     1,000,841        230,222
                                        ------------   --------  ----------   ---------      ---------    ----------     ----------
Net assets at the end of year .......   $  1,462,824    933,083   5,858,374   2,327,459      2,499,721     7,815,040      1,895,546
                                        ============   ========  ==========   =========      =========    ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                           SEGREGATED SUB-ACCOUNTS
                                           ---------------------------------------------------------------------------------------
                                            PUTNAM VT     PUTNAM VT      PUTNAM VT    PUTNAM VT             VAN KAMPEN  VAN KAMPEN
                                            GROWTH AND  INTERNATIONAL       NEW          NEW     PUTNAM VT  GROWTH AND   EMERGING
                                              INCOME       EQUITY      OPPORTUNITIES    VALUE     VOYAGER     INCOME      GROWTH
                                           -----------  -------------  -------------  ---------  ---------  ----------  ----------
Operations
     Investment income (loss)- net ....... $    (2,599)       (29,843)      (2,153)    (2,834)    (4,162)     (1,137)       (412)
     Net realized gains
      (losses) on investments ............      12,351        193,893        8,090     16,068      2,826       4,253       2,666
     Net change in unrealized
      appreciation or depreciation
      on investments .....................     179,755        996,407       34,101    122,395     74,628      27,366       2,864
                                           -----------     ----------      -------    -------    -------     -------     -------
Net increase (decrease) in net
 assets resulting from operations ........     189,507      1,160,457       40,038    135,629     73,292      30,482       5,118
                                           -----------     ----------      -------    -------    -------     -------     -------
Contract transactions
 (notes 2, 3, 4 and 5):
     Contract purchase payments:               964,364      7,044,634      234,688    807,274    430,833     245,083      82,632
     Contract terminations, withdrawal
      payments and charges:                   (161,395)    (2,230,708)     (47,106)  (190,050)   (46,972)    (22,786)     44,965)
     Actuarial adjustments for
      mortality experience on annuities in
      payment period:                               0            (103)           0          0          0           0           0
     Annuity benefit payments:                      0          (4,579)           0          0          0           0           0
                                           -----------     ----------      -------    -------    -------     -------     -------
Increase (decrease) in net
 assets from contract transactions .......     802,969      4,809,244      187,582    617,224    383,861     222,297      37,667
                                           -----------     ----------      -------    -------    -------     -------     -------
Increase (decrease) in net assets ........     992,476      5,969,701      227,620    752,853    457,153     252,779      42,785

Net assets at the beginning of year
 (note 1) ................................     241,935      1,302,512       67,578    137,040    178,094           0           0
                                           -----------     ----------      -------    -------    -------     -------     -------
Net assets at the end of year ............ $ 1,234,411      7,272,213      295,198    889,893    635,247     252,779     142,785
                                           ===========     ==========      =======    =======    =======     =======     =======

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                            SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                                                  WADDELL
                                                         WADDELL      WADDELL     & REED      WADDELL       WADDELL       WADDELL
                                           VAN KAMPEN    & REED       & REED     SMALL CAP    & REED        & REED        & REED
                                            COMSTOCK     GROWTH     CORE EQUITY   GROWTH      BALANCED   INTERNATIONAL INTERNATIONAL
                                                                                                              II
                                          -----------  ------------ ----------- ----------- ------------  ------------ ------------
Operations:

 Investment income (loss) - net.........  $   (5,259)   (2,205,880)    (58,631)   (837,293)  (1,360,109)     759,165        10,918
 Net realized gains (losses) on
   investments .........................       2,455   (88,764,482) (1,297,263) (6,760,723) (12,222,105)  (4,278,642)       28,165
 Net change in unrealized
   appreciation or depreciation
    on investments......................     146,053   128,776,175   3,307,709  33,657,567   56,301,546   48,964,735        43,921
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Net increase (decrease) in net
assets resulting from operations........     143,249    37,805,813   1,951,815  26,059,551   42,719,332   45,445,258        83,004
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Contract transactions (notes 2,3,4
    and 5):

 Contract purchase payments:               1,373,168    86,902,649     911,177   3,491,413    4,918,321   16,103,181     1,270,603
 Contract terminations, withdrawal
   payments and charges:                      (8,768) (113,914,219) (3,014,411) (9,472,952) (42,891,187) (23,594,918)     (404,165)
 Actuarial adjustments for mortality
   experience on annuities in payment
    period:                                        0       (11,557)     (1,449)     (8,765)     (16,994)     (10,104)            0
 Annuity benefit payments:                         0      (346,937)    (66,997)   (158,754)    (571,573)    (256,744)            0
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets
from contract transactions..............   1,364,400   (27,370,064) (2,171,680) (6,149,058) (38,561,433)  (7,758,585)      866,438
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets.......   1,507,649    10,435,749    (219,865) 19,910,493    4,157,899   37,686,673       949,442
Net assets at the beginning of year
 (note 1)...............................           0   181,641,666  11,773,521  61,064,365  242,638,047  107,934,334             0
                                          ----------   -----------  ----------  ----------  -----------  -----------   -----------
Net assets at the end of year ..........  $1,507,649   192,077,415  11,553,656  80,974,858  246,795,946  145,621,007       949,442
                                          ==========   ===========  ==========  ==========  ===========  ===========   ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                      ------------------------------------------------------------------------------
                                                      WADDELL & REED  WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                                         MICRO-CAP      SMALL CAP     WADDELL & REED     SCIENCE &         ASSET
                                                          GROWTH          VALUE           VALUE         TECHNOLOGY       STRATEGY
                                                      --------------  --------------  --------------  --------------  --------------
Operations:

     Investment income (loss) - net................   $   (217,384)        (355,179)      (430,071)          (670)       4,997
     Net realized gains (losses) on investments....     (2,333,470)        (133,644)    (2,173,226)        (4,419)       1,284
     Net change in unrealized appreciation or
       depreciation on investments.................      9,752,268       11,946,918     17,016,577         14,363       13,645
                                                      ------------       ----------     ----------        -------      -------
Net increase (decrease) in net assets resulting
  from operations..................................      7,201,414       11,458,095     14,413,280          9,274       19,926
                                                      ------------       ----------     ----------        -------      -------
Contract transactions (notes 2,3,4 and 5):

     Contract purchase payments:                         5,059,070        6,236,254      2,043,198        494,145      446,150
     Contract terminations, withdrawal payments
      and charges:                                      (3,257,690)      (5,837,019)   (10,310,306)       (96,735)      (1,330)
     Actuarial adjustments for mortality experience
       on annuities in payment period:                        (587)          (3,543)        (8,089)             0            0
     Annuity benefit payments:                             (33,498)         (67,365)      (161,947)             0            0
                                                      ------------       ----------     ----------        -------      -------
Increase (decrease) in net assets from contract
  transactions.....................................      1,767,295          328,327     (8,437,144)       397,410      444,820
                                                      ------------       ----------     ----------        -------      -------
Increase (decrease) in net assets..................      8,968,709       11,786,422      5,976,136        406,684      464,746
Net assets at the beginning of year (note 1).......     14,309,710       25,038,865     62,482,210              0            0
                                                      ------------       ----------     ----------        -------      -------
Net assets at the end of year......................   $ 23,278,419       36,825,287     68,458,346        406,684      464,746
                                                      ============       ==========     ==========        =======      =======

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nine types of contracts consisting of sixty-one segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value), MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value), MultiOption Advisor, MegAnnuity, Adjustable Income Annuity and Waddell & Reed Advisors Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the sixty-one segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

On September 22, 2003, the Advantus Series Fund, Inc. and Waddell & Reed Target Funds, Inc. completed a tax free exchange where the shares of the Advantus Growth and Advantus Capital Appreciation Portfolios were combined into Waddell & Reed Growth, and the Advantus Asset Allocation, Advantus International Stock, Advantus Value Stock, Advantus Small Company Value, Advantus Macro-Cap Value and Advantus Micro-Cap Value Portfolios were exchanged for shares of Waddell & Reed Balanced, Waddell & Reed International II, Waddell & Reed Value, Waddell & Reed Small-Cap Growth, Waddell & Reed Core Equity and Waddell & Reed Micro-Cap Value, respectively.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Index 500, Advantus Mortgage Securities, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth,

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(1) ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Comstock, Van Kampen Emerging Growth, Van Kampen Growth and Income, Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell & Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, and Waddell & Reed Real Estate Securities segregated sub-accounts are invested in shares of the Bond, Money Market, Index 500, Mortgage Securities, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends Fund, and AIM V.I. Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of American Century Income and Growth, American Century Ultra, and American Century Value Funds of the American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of VIP Contrafund, VIP Equity-Income, and VIP Mid-Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Mutual Shares Securities, Franklin Small Cap, Templeton Developing Markets Securities, and Templeton Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Balanced, Janus Capital Appreciation, and Janus Aspen International Growth Portfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust; Class 2 shares of Van Kampen Comstock, Van Kampen Emerging Growth, and Van Kampen Growth and Income of Van Kampen Funds; Waddell & Reed Balanced, Waddell & Reed Growth, Waddell & Reed International II, Waddell & Reed Small Cap Growth, Waddell & Reed Value, Waddell & Reed Micro-Cap Growth, Waddell &

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(1) ORGANIZATION AND BASIS OF PRESENTATION - CONTINUED

Reed Small Cap Value, Waddell & Reed Core Equity, Waddell & Reed Asset Strategy, Waddell & Reed International, Waddell & Reed Science & Technology, Waddell & Reed Bond, Waddell & Reed Dividend Income, Waddell & Reed High Income, Waddell & Reed Limited-Term Bond, Waddell & Reed Money Market, Waddell & Reed Mortgage Securities, and Waddell & Reed Real Estate Securities Portfolios of Waddell & Reed Target Funds, Inc., respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. Effective January 1, 2003, the cost of investments sold is determined on the FIFO basis. Prior to January 1, 2003, the cost of investments sold was determined on the average cost method. The financial statement impact of this change in determining the cost of investments sold does not change the net assets of the sub-account and is limited to classification changes between realized and unrealized gains and losses. Management has determined that the reclassification amounts were not material.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios, and other non-affiliated Funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

CONTRACTS IN ANNUITY PAYMENT PERIOD

MULTIOPTION FLEX/SINGLE/SELECT, MULTIOPTION CLASSIC/ACHIEVER, MULTIOPTION ADVISOR AND WADDELL & REED ADVISORS RETIREMENT BUILDER:

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

MEGANNUITY:

Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.50 percent.

ADJUSTABLE INCOME ANNUITY:

Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

A contingent deferred sales charge paid may be imposed on a Multi-Option Flex/Single or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2004 and 2003, contingent deferred sales charges totaled $1,124,938 and $1,476,773, respectively.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2004 and 2003, contingent deferred sales charges totaled $887,634 and $773,089, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2004 and 2003.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to between 0.0 and 1.45 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2004 and 2003.

A contingent deferred sales charge paid may be imposed on a Multi-Option Advisor contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

surrender. For the years ended December 31, 2004 and 2003, contingent deferred sales charges totaled $184,003 and $0, respectively.

Certain options have guaranteed minimum death or income benefits. These options mortality and expense charges range from 1.35 % to 2.65 %. There are no additional fees and charges associated with these guarantees.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2004 and 2003.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

      A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2004 and 2003.

      A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2004 and 2003.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

      A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2004 and 2003.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The Waddell & Reed Advisors Retirement Builder product commenced operations on May 3, 2004.

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to between 1.25 percent and 1.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the period ended December 31, 2004.

A contingent deferred sales charge paid may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. For the period ended December 31, 2004 contingent deferred sales charges totaled $0.

Certain options have guaranteed minimum death or income benefits. These optional mortality and expense charges range from .15 percent to .50 percent. There are no additional fees and charges associated with these guarantees.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.60% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02% of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

Total mortality and expense charges and administrative charges for the year ended December 31, 2004 are listed in the following table:

                                                                                                                      ADVANTUS
                                                                     ADVANTUS        ADVANTUS        ADVANTUS         MATURING
                                                     ADVANTUS          MONEY           INDEX         MORTGAGE        GOVERNMENT
                                                       BOND            MARKET           500         SECURITIES       BOND 2006
                                                   -----------       ---------      ----------      ----------       ----------
  Adjustable Income Annuity                                 -               -        (598,752)              -               -
  MegAnnuity                                           (7,555)         (2,923)        (19,598)         (3,126)           (959)
  MultiOption Advisor
    1.20 % Variable Account Charge                   (101,609)        (29,145)        (39,297)        (65,109)              -
    1.35 % Variable Account Charge                    (57,037)        (15,846)        (20,125)        (33,035)              -
    1.45 % Variable Account Charge                    (16,347)         (6,096)         (2,599)         (4,699)              -
    1.50 % Variable Account Charge                     (3,254)         (1,132)         (1,675)         (1,420)              -
    1.55 % Variable Account Charge                    (71,139)        (26,008)        (25,399)        (35,952)              -
    1.60 % Variable Account Charge                     (3,889)         (1,141)            (79)           (551)              -
    1.65 % Variable Account Charge                     (1,646)         (1,433)              -               -               -
    1.70 % Variable Account Charge                    (56,268)         (9,418)        (38,204)        (29,155)              -
    1.75 % Variable Account Charge                       (770)            (69)              -               -               -
    1.80 % Variable Account Charge                    (12,111)         (2,249)         (5,131)         (9,709)              -
    1.85 % Variable Account Charge                     (3,669)         (1,677)           (399)         (1,279)              -
    1.90 % Variable Account Charge                     (8,922)         (1,017)         (2,751)         (3,480)              -
    1.95 % Variable Account Charge                     (9,699)         (2,676)           (713)           (332)              -
    2.00 % Variable Account Charge                       (186)            (59)              -             (51)              -
    2.05 % Variable Account Charge                     (6,968)         (6,228)            (95)           (850)              -
    2.15 % Variable Account Charge                     (2,568)           (791)              -            (603)              -
    2.20 % Variable Account Charge                     (1,117)           (851)              -          (1,179)              -
    2.25 % Variable Account Charge                     (1,640)           (454)              -               -               -
    2.30 % Variable Account Charge                       (604)           (256)         (1,155)           (314)              -
    2.35 % Variable Account Charge                        (39)              -               -               -               -
    2.40 % Variable Account Charge                     (1,137)            (14)              -             (12)              -
    2.55 % Variable Account Charge                       (477)           (311)              -               -               -
    2.65 % Variable Account Charge                     (1,076)           (933)           (399)              -               -
  MultiOption Classic/Achiever                       (429,561)       (114,440)       (369,088)       (544,535)         (5,229)
  MultiOption Flex/Single/Select                   (1,146,260)       (250,202)     (1,760,274)     (1,099,182)        (90,720)
  Waddell and Reed Advisors Retirement Builder              -               -               -               -               -
                                                   ----------        --------      ----------      ----------         -------
Total Expenses                                     (1,945,548)       (475,369)     (2,885,733)     (1,834,573)        (96,908)
                                                   ==========        ========      ==========      ==========         =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                    ADVANTUS
                                                    MATURING      ADVANTUS     ADVANTUS      ADVANTUS       AIM V.I.
                                                   GOVERNMENT  INTERNATIONAL  INDEX 400    REAL ESTATE     AGGRESSIVE
                                                    BOND 2010      BOND        MID-CAP      SECURITIES       GROWTH
                                                   ----------  -------------  ----------   -----------    -----------
  Adjustable Income Annuity                               -             -             -             -             -
  MegAnnuity                                           (128)       (1,133)       (2,123)       (2,840)            -
  MultiOption Advisor
    1.20 % Variable Account Charge                        -             -       (22,312)      (43,167)       (3,093)
    1.35 % Variable Account Charge                        -             -       (14,142)      (26,877)       (3,947)
    1.45 % Variable Account Charge                        -             -        (3,212)       (5,062)         (421)
    1.50 % Variable Account Charge                        -             -          (726)       (2,305)            -
    1.55 % Variable Account Charge                        -             -       (19,477)      (41,463)       (1,578)
    1.60 % Variable Account Charge                        -             -        (1,249)         (948)            -
    1.65 % Variable Account Charge                        -             -          (527)         (326)            -
    1.70 % Variable Account Charge                        -             -       (19,875)      (26,610)         (806)
    1.75 % Variable Account Charge                        -             -          (637)         (119)            -
    1.80 % Variable Account Charge                        -             -        (6,772)       (7,019)            -
    1.85 % Variable Account Charge                        -             -        (1,530)       (1,802)         (171)
    1.90 % Variable Account Charge                        -             -        (2,238)       (3,907)            -
    1.95 % Variable Account Charge                        -             -        (3,763)       (3,628)            -
    2.00 % Variable Account Charge                        -             -          (110)         (113)            -
    2.05 % Variable Account Charge                        -             -        (2,341)       (3,544)            -
    2.15 % Variable Account Charge                        -             -          (893)         (774)            -
    2.20 % Variable Account Charge                        -             -          (450)         (282)            -
    2.25 % Variable Account Charge                        -             -          (573)         (382)            -
    2.30 % Variable Account Charge                        -             -          (181)         (928)            -
    2.35 % Variable Account Charge                        -             -           (39)            -             -
    2.40 % Variable Account Charge                        -             -          (460)         (336)            -
    2.55 % Variable Account Charge                        -             -           (98)            -             -
    2.65 % Variable Account Charge                        -             -          (290)         (104)            -
  MultiOption Classic/Achiever                       (9,904)     (140,741)      (98,912)     (200,729)       (6,608)
  MultiOption Flex/Single/Select                    (80,063)     (467,832)     (192,213)     (283,530)            -
  Waddell and Reed Advisors Retirement Builder            -             -             -             -             -
                                                    -------      --------      --------      --------       -------
Total Expenses                                      (90,095)     (609,706)     (395,143)     (656,795)      (16,624)
                                                    =======      ========      ========      ========       =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                                  AIM V.I.                  AMERICAN
                                                                   DENT        AIM V.I.      CENTURY       AMERICAN
                                                    AIM V.I.    DEMOGRAPHIC     PREMIER      INCOME         CENTURY
                                                    BALANCED       TRENDS       EQUITY     AND GROWTH        ULTRA
                                                    --------    -----------    --------    -----------     ---------
  Adjustable Income Annuity                               -             -             -             -             -
  MegAnnuity                                              -             -             -             -             -
  MultiOption Advisor
    1.20 % Variable Account Charge                   (6,235)       (2,266)         (949)       (9,344)      (74,227)
    1.35 % Variable Account Charge                   (1,392)       (1,320)         (704)       (3,733)      (43,652)
    1.45 % Variable Account Charge                      (61)            -           (28)         (809)      (14,752)
    1.50 % Variable Account Charge                      (71)         (121)            -          (242)       (2,614)
    1.55 % Variable Account Charge                   (2,138)       (1,107)         (612)       (7,296)      (70,182)
    1.60 % Variable Account Charge                        -             -             -             -        (3,727)
    1.65 % Variable Account Charge                        -             -             -             -        (1,571)
    1.70 % Variable Account Charge                   (4,221)         (645)         (700)       (4,523)      (42,032)
    1.75 % Variable Account Charge                        -             -             -             -          (499)
    1.80 % Variable Account Charge                   (3,713)          (34)            -        (7,448)       (7,079)
    1.85 % Variable Account Charge                        -             -           (52)         (174)       (5,465)
    1.90 % Variable Account Charge                   (1,826)            -             -        (1,668)       (7,400)
    1.95 % Variable Account Charge                     (159)            -             -          (488)      (10,161)
    2.00 % Variable Account Charge                        -             -             -             -          (321)
    2.05 % Variable Account Charge                     (116)            -             -          (202)       (7,441)
    2.15 % Variable Account Charge                        -             -             -             -        (2,685)
    2.20 % Variable Account Charge                        -             -             -             -        (1,585)
    2.25 % Variable Account Charge                        -             -             -             -        (1,673)
    2.30 % Variable Account Charge                        -             -             -          (896)         (529)
    2.35 % Variable Account Charge                        -             -             -           (39)            -
    2.40 % Variable Account Charge                        -             -             -           (87)       (1,457)
    2.55 % Variable Account Charge                        -             -             -             -          (324)
    2.65 % Variable Account Charge                        -             -             -             -          (907)
  MultiOption Classic/Achiever                       (5,941)       (3,341)       (4,448)      (12,086)      (66,933)
  MultiOption Flex/Single/Select                          -             -             -             -             -
  Waddell and Reed Advisors Retirement Builder            -             -             -             -             -
                                                    -------        ------        ------       -------      --------
Total Expenses                                      (25,873)       (8,834)       (7,493)      (49,035)     (367,216)
                                                    =======        ======        ======       =======      ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                               CREDIT SUISSE
                                                    AMERICAN       GLOBAL
                                                    CENTURY     POST-VENTURE  FIDELITY VIP  FIDELITY VIP   FIDELITY VIP
                                                     VALUE        CAPITAL      CONTRAFUND   EQUITY-INCOME    MID-CAP
                                                    --------   -------------  ------------  -------------  ------------
  Adjustable Income Annuity                               -             -             -              -             -
  MegAnnuity                                              -          (236)         (811)          (778)         (989)
  MultiOption Advisor
    1.20 % Variable Account Charge                  (10,828)            -       (35,376)      (123,507)      (31,052)
    1.35 % Variable Account Charge                   (9,190)            -       (12,450)       (61,978)      (21,743)
    1.45 % Variable Account Charge                     (515)            -        (1,915)       (18,965)       (3,721)
    1.50 % Variable Account Charge                     (135)            -        (1,384)        (3,543)       (1,217)
    1.55 % Variable Account Charge                   (8,105)            -       (24,694)      (102,639)      (23,864)
    1.60 % Variable Account Charge                     (194)            -             -         (4,819)         (195)
    1.65 % Variable Account Charge                     (247)            -          (104)        (2,379)          (65)
    1.70 % Variable Account Charge                   (6,253)            -       (13,955)       (60,605)      (19,557)
    1.75 % Variable Account Charge                        -             -          (458)          (660)          (50)
    1.80 % Variable Account Charge                   (3,636)            -        (1,129)       (22,705)       (3,407)
    1.85 % Variable Account Charge                   (1,422)            -          (769)        (6,491)         (753)
    1.90 % Variable Account Charge                      (78)            -        (3,078)        (9,581)       (1,694)
    1.95 % Variable Account Charge                        -             -        (1,128)       (14,175)         (976)
    2.00 % Variable Account Charge                        -             -             -           (432)          (39)
    2.05 % Variable Account Charge                     (431)            -        (1,231)        (9,135)         (667)
    2.15 % Variable Account Charge                        -             -             -         (3,419)         (409)
    2.20 % Variable Account Charge                        -             -           (37)        (2,315)         (198)
    2.25 % Variable Account Charge                        -             -            (1)        (2,173)            -
    2.30 % Variable Account Charge                     (323)            -        (1,596)        (1,889)         (411)
    2.35 % Variable Account Charge                        -             -           (78)           (77)            -
    2.40 % Variable Account Charge                      (99)            -          (134)        (1,832)         (140)
    2.55 % Variable Account Charge                        -             -             -           (581)            -
    2.65 % Variable Account Charge                        -             -          (803)        (1,327)            -
  MultiOption Classic/Achiever                      (25,950)      (13,770)     (214,870)      (298,851)     (201,353)
  MultiOption Flex/Single/Select                          -       (15,479)     (189,104)      (234,685)     (178,151)
  Waddell and Reed Advisors Retirement Builder            -             -             -              -             -
                                                    -------       -------      --------       --------      --------
Total Expenses                                      (67,406)      (29,485)     (505,105)      (989,541)     (490,651)
                                                    =======       =======      ========       ========      ========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                    FRANKLIN                                 TEMPLETON
                                                    LARGE CAP    FRANKLIN                    DEVELOPING     TEMPLETON
                                                     GROWTH    MUTUAL SHARES    FRANKLIN      MARKETS     GLOBAL ASSET
                                                   SECURITIES   SECURITIES      SMALL CAP    SECURITIES    ALLOCATION
                                                   ----------  -------------    ---------    ----------   -----------
  Adjustable Income Annuity                               -             -             -             -             -
  MegAnnuity                                              -             -          (452)         (718)         (463)
  MultiOption Advisor
    1.20 % Variable Account Charge                   (6,238)       (8,218)      (12,687)      (12,855)            -
    1.35 % Variable Account Charge                   (4,794)       (6,304)       (6,596)       (5,665)            -
    1.45 % Variable Account Charge                     (230)       (1,033)         (380)       (1,024)            -
    1.50 % Variable Account Charge                     (204)         (228)       (1,176)       (1,231)            -
    1.55 % Variable Account Charge                   (3,385)      (10,642)      (10,705)      (11,630)            -
    1.60 % Variable Account Charge                     (191)            -             -          (101)            -
    1.65 % Variable Account Charge                     (153)            -             -          (123)            -
    1.70 % Variable Account Charge                   (2,862)       (3,939)       (7,908)       (4,973)            -
    1.75 % Variable Account Charge                     (429)            -             -           (36)            -
    1.80 % Variable Account Charge                     (631)       (1,548)       (2,410)         (694)            -
    1.85 % Variable Account Charge                      (60)       (1,068)         (441)         (753)            -
    1.90 % Variable Account Charge                     (517)         (509)       (1,270)         (518)            -
    1.95 % Variable Account Charge                      (19)       (1,095)          (87)          (40)            -
    2.00 % Variable Account Charge                        -           (53)          (51)          (19)            -
    2.05 % Variable Account Charge                      (79)         (526)          (97)         (586)            -
    2.15 % Variable Account Charge                        -             -             -             -             -
    2.20 % Variable Account Charge                        -             -          (116)          (77)            -
    2.25 % Variable Account Charge                        -             -             -            (0)            -
    2.30 % Variable Account Charge                        -            (1)          (55)         (256)            -
    2.35 % Variable Account Charge                        -             -             -           (42)            -
    2.40 % Variable Account Charge                        -          (129)            -          (223)            -
    2.55 % Variable Account Charge                        -             -             -             -             -
    2.65 % Variable Account Charge                        -             -             -             -             -
  MultiOption Classic/Achiever                       (8,214)      (22,845)      (87,844)      (62,595)      (45,664)
  MultiOption Flex/Single/Select                          -             -       (66,563)      (91,678)      (38,767)
  Waddell and Reed Advisors Retirement Builder            -             -             -             -             -
                                                    -------       -------      --------      --------       -------
Total Expenses                                      (28,006)      (58,138)     (198,838)     (195,837)      (84,894)
                                                    =======       =======      ========      ========       =======

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3) EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                      JANUS        JANUS         JANUS           MFS          MFS
                                                      ASPEN    ASPEN CAPITAL  INTERNATIONAL   INVESTORS     MID CAP
                                                    BALANCED    APPRECIATION     GROWTH      GROWTH STOCK   GROWTH
                                                    --------   -------------  -------------  ------------   ------
  Adjustable Income Annuity                               -             -             -             -            -
  MegAnnuity                                              -          (518)         (575)            -            -
  MultiOption Advisor
    1.20 % Variable Account Charge                   (9,663)       (3,887)       (7,722)       (2,605)      (4,867)
    1.35 % Variable Account Charge                   (2,314)       (2,906)       (5,309)       (1,846)      (1,726)
    1.45 % Variable Account Charge                     (194)          (66)         (910)         (481)         (21)
    1.50 % Variable Account Charge                        -          (163)         (215)         (219)        (664)
    1.55 % Variable Account Charge                   (7,154)       (5,773)       (4,000)       (2,200)      (3,106)
    1.60 % Variable Account Charge                        -             -             -             -            -
    1.65 % Variable Account Charge                        -          (199)         (114)            -            -
    1.70 % Variable Account Charge                   (2,653)       (1,162)       (3,418)       (1,144)      (1,257)
    1.75 % Variable Account Charge                        -             -          (168)            -         (298)
    1.80 % Variable Account Charge                     (389)       (1,095)         (446)         (814)        (236)
    1.85 % Variable Account Charge                      (25)          (18)         (839)         (338)        (207)
    1.90 % Variable Account Charge                      (79)            -          (185)          (46)           -
    1.95 % Variable Account Charge                        -             -          (239)            -            -
    2.00 % Variable Account Charge                        -             -           (75)            -            -
    2.05 % Variable Account Charge                     (215)          (90)         (517)            -            -
    2.15 % Variable Account Charge                        -             -           (79)            -         (129)
    2.20 % Variable Account Charge                        -             -           (66)            -            -
    2.25 % Variable Account Charge                        -             -          (481)            -            -
    2.30 % Variable Account Charge                        -             -          (119)            -            -
    2.35 % Variable Account Charge                        -             -             -             -            -
    2.40 % Variable Account Charge                     (137)           (4)           (3)            -            -
    2.55 % Variable Account Charge                        -             -             -             -            -
    2.65 % Variable Account Charge                        -             -             -             -            -
  MultiOption Classic/Achiever                      (13,267)     (126,166)     (108,308)       (8,585)      (7,283)
  MultiOption Flex/Single/Select                          -      (103,090)      (85,669)            -            -
  Waddell and Reed Advisors Retirement Builder            -             -             -             -            -
                                                    -------      --------      --------       -------      -------
Total Expenses                                      (36,090)     (245,137)     (219,457)      (18,278)     (19,794)
                                                    =======      ========      ========       =======      =======

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                    MFS               OPPENHEIMER                 OPPENHEIMER
                                                    NEW       MFS       CAPITAL     OPPENHEIMER  INTERNATIONAL
                                                 DISCOVERY   VALUE    APPRECIATION  HIGH INCOME     GROWTH
                                                 ---------  --------  ------------  -----------  -------------
   Adjustable Income Annuity                            -         -           -             -           -
   MegAnnuity                                           -         -           -             -           -
   MultiOption Advisor
       1.20 % Variable Account Charge             (25,541)   (4,449)     (7,601)      (32,975)     (8,698)
       1.35 % Variable Account Charge             (14,374)   (4,738)    (10,299)      (21,293)     (7,808)
       1.45 % Variable Account Charge              (4,165)      (52)       (190)       (6,738)       (744)
       1.50 % Variable Account Charge              (1,466)   (1,015)     (1,271)       (1,005)       (676)
       1.55 % Variable Account Charge             (23,174)   (6,018)     (2,715)      (40,036)     (3,668)
       1.60 % Variable Account Charge              (1,418)        -           -        (1,537)          -
       1.65 % Variable Account Charge                (489)        -        (152)         (501)          -
       1.70 % Variable Account Charge             (17,080)   (2,280)     (3,236)      (13,713)     (7,157)
       1.75 % Variable Account Charge                 (37)        -           -          (582)          -
       1.80 % Variable Account Charge              (2,467)     (412)          -        (9,879)     (1,593)
       1.85 % Variable Account Charge              (1,660)     (406)        (60)       (1,261)     (1,402)
       1.90 % Variable Account Charge              (2,426)     (268)       (663)       (1,795)       (343)
       1.95 % Variable Account Charge              (4,105)        -        (171)       (4,559)       (111)
       2.00 % Variable Account Charge                  (4)        -         (50)         (113)          -
       2.05 % Variable Account Charge              (2,609)      (89)       (193)       (1,745)        (46)
       2.15 % Variable Account Charge                (808)        -        (493)       (1,293)       (384)
       2.20 % Variable Account Charge                (454)        -        (229)         (590)       (290)
       2.25 % Variable Account Charge                   -         -           -          (705)          -
       2.30 % Variable Account Charge                (526)        -          (9)         (412)       (223)
       2.35 % Variable Account Charge                   -         -           -            --         (39)
       2.40 % Variable Account Charge                (718)        -          (5)          (22)          -
       2.55 % Variable Account Charge                 (92)        -           -          (196)          -
       2.65 % Variable Account Charge                (319)        -           -          (446)          -
   MultiOption Classic/Achiever                   (26,157)  (21,949)    (26,531)      (37,638)    (15,942)
   MultiOption Flex/Single/Select                       -         -           -             -           -
   Waddell and Reed Advisors Retirement Builder         -         -           -             -           -
                                                 --------   -------     -------      --------     -------
Total Expenses                                   (130,089)  (41,676)    (53,868)     (179,034)    (49,124)
                                                 --------   -------     -------      --------     -------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                   PUTNAM VT     PUTNAM VT       PUTNAM VT     PUTNAM VT
                                                  GROWTH AND   INTERNATIONAL       NEW            NEW      PUTNAM VT
                                                    INCOME         GROWTH      OPPORTUNITIES     VALUE      VOYAGER
                                                  ----------   -------------   -------------   ---------   ---------
   Adjustable Income Annuity                             -              -             -              -           -
   MegAnnuity                                            -              -             -              -           -
   MultiOption Advisor
       1.20 % Variable Account Charge               (5,262)       (24,688)         (463)        (2,709)     (1,595)
       1.35 % Variable Account Charge               (1,975)       (19,721)         (714)        (2,973)       (671)
       1.45 % Variable Account Charge                  (57)        (5,672)            -            (26)       (295)
       1.50 % Variable Account Charge                    -         (1,256)            -           (484)        (79)
       1.55 % Variable Account Charge               (3,248)       (25,995)         (965)        (6,240)     (1,012)
       1.60 % Variable Account Charge                    -         (1,339)            -              -           -
       1.65 % Variable Account Charge                    -           (661)            -              -           -
       1.70 % Variable Account Charge               (1,579)       (11,690)          (38)        (1,642)       (821)
       1.75 % Variable Account Charge                 (441)            --             -             --           -
       1.80 % Variable Account Charge                 (411)        (2,980)            -            (15)       (626)
       1.85 % Variable Account Charge                    -         (1,140)            -            (19)          -
       1.90 % Variable Account Charge                 (283)        (2,858)            -           (568)        (46)
       1.95 % Variable Account Charge                    -         (3,321)          (87)             -           -
       2.00 % Variable Account Charge                    -            (62)            -              -           -
       2.05 % Variable Account Charge                  (55)        (2,614)          (48)             -           -
       2.15 % Variable Account Charge                    -           (817)            -              -           -
       2.20 % Variable Account Charge                    -           (292)            -              -           -
       2.25 % Variable Account Charge                    -              -             -              -           -
       2.30 % Variable Account Charge                    -           (349)            -              -        (345)
       2.35 % Variable Account Charge                    -             --             -              -           -
       2.40 % Variable Account Charge                    -           (747)            -              -           -
       2.55 % Variable Account Charge                    -           (240)            -              -           -
       2.65 % Variable Account Charge                    -           (450)            -              -           -
   MultiOption Classic/Achiever                     (8,048)       (31,446)       (2,008)        (6,567)     (5,398)
   MultiOption Flex/Single/Select                        -              -             -              -           -
   Waddell and Reed Advisors Retirement Builder          -              -             -              -           -
                                                   -------       --------        ------        -------     -------
Total Expenses                                     (21,359)      (138,338)       (4,323)       (21,243)    (10,888)
                                                   -------       --------        ------        -------     -------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                               VAN KAMPEN   VAN KAMPEN
                                                  VAN KAMPEN    EMERGING    GROWTH AND   WADDELL & REED   WADDELL & REED
                                                   COMSTOCK      GROWTH       INCOME        BALANCED          GROWTH
                                                  ----------   ----------   ----------   --------------   --------------
   Adjustable Income Annuity                             -            -            -                 -               -
   MegAnnuity                                            -            -            -            (7,466)        (13,411)
   MultiOption Advisor
       1.20 % Variable Account Charge               (7,159)        (720)      (1,692)          (10,964)         (3,782)
       1.35 % Variable Account Charge              (12,299)      (1,105)      (3,784)           (6,183)         (2,534)
       1.45 % Variable Account Charge               (1,471)          (9)         (19)             (449)           (109)
       1.50 % Variable Account Charge                 (307)        (120)           -              (100)           (204)
       1.55 % Variable Account Charge              (11,429)        (519)      (1,638)          (36,470)        (20,169)
       1.60 % Variable Account Charge                    -            -            -              (516)              -
       1.65 % Variable Account Charge                    -            -            -              (208)              -
       1.70 % Variable Account Charge               (6,250)        (390)        (837)          (15,055)         (6,808)
       1.75 % Variable Account Charge                    -            -            -                 -               -
       1.80 % Variable Account Charge                 (396)           -         (612)             (779)           (165)
       1.85 % Variable Account Charge                 (901)           -          (18)                -             (29)
       1.90 % Variable Account Charge                 (626)           -         (162)           (1,904)         (1,132)
       1.95 % Variable Account Charge                  (35)           -            -              (976)            (67)
       2.00 % Variable Account Charge                  (68)           -            -               (53)            (44)
       2.05 % Variable Account Charge               (1,093)           -            -              (296)           (180)
       2.15 % Variable Account Charge                    -            -            -                 -               -
       2.20 % Variable Account Charge                 (462)           -            -                 -            (159)
       2.25 % Variable Account Charge                    -            -            -                 -               -
       2.30 % Variable Account Charge                 (143)           -            -              (566)              -
       2.35 % Variable Account Charge                    -            -            -                 -               -
       2.40 % Variable Account Charge                   (5)           -            -              (129)              -
       2.55 % Variable Account Charge                    -            -            -                 -               -
       2.65 % Variable Account Charge                    -            -            -                 -               -
   MultiOption Classic/Achiever                          -            -            -          (266,268)       (230,908)
   MultiOption Flex/Single/Select                        -            -            -        (2,520,832)     (1,862,517)
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                    -            -            -              (840)         (3,728)
       1.40 % Variable Account Charge                    -            -            -              (222)         (1,699)
       1.50 % Variable Account Charge                    -            -            -                 -          (1,466)
       1.60 % Variable Account Charge                    -            -            -              (498)         (1,714)
       1.65 % Variable Account Charge                    -            -            -              (107)            (70)
       1.75 % Variable Account Charge                    -            -            -            (1,889)         (7,657)
       1.85 % Variable Account Charge                    -            -            -              (660)           (297)
       1.90 % Variable Account Charge                    -            -            -              (972)         (5,151)
       2.00 % Variable Account Charge                    -            -            -               (61)         (1,147)
       2.15 % Variable Account Charge                    -            -            -                 -            (179)
       2.25 % Variable Account Charge                    -            -            -                 -             (22)
       2.35 % Variable Account Charge                    -            -            -               (15)           (853)
                                                   -------       ------       ------        ----------      ----------
Total Expenses                                     (42,644)      (2,863)      (8,762)       (2,874,478)     (2,166,201)
                                                   -------       ------       ------        ----------      ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                                   WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                                  WADDELL & REED     SMALL CAP     WADDELL & REED     MICRO-CAP      SMALL CAP
                                                 INTERNATIONAL II      GROWTH          VALUE           GROWTH          VALUE
                                                 ----------------  --------------  --------------  --------------  --------------
   Adjustable Income Annuity                                -               -               -               -               -
   MegAnnuity                                          (7,618)         (4,558)         (2,491)           (956)         (2,584)
   MultiOption Advisor
       1.20 % Variable Account Charge                 (59,724)         (5,909)         (3,256)         (6,945)        (23,882)
       1.35 % Variable Account Charge                 (31,211)         (2,372)         (1,160)         (3,261)         (8,962)
       1.45 % Variable Account Charge                  (8,663)           (180)           (260)           (171)         (1,031)
       1.50 % Variable Account Charge                  (1,746)           (254)              -            (121)           (808)
       1.55 % Variable Account Charge                 (58,651)         (4,877)         (4,110)         (9,082)        (16,481)
       1.60 % Variable Account Charge                  (2,333)           (185)              -               -            (189)
       1.65 % Variable Account Charge                  (1,031)              -               -               -            (264)
       1.70 % Variable Account Charge                 (40,306)         (5,783)         (2,752)         (2,314)        (10,806)
       1.75 % Variable Account Charge                    (362)              -               -             (23)           (215)
       1.80 % Variable Account Charge                  (3,575)           (216)            (13)           (583)         (5,579)
       1.85 % Variable Account Charge                  (3,317)           (179)             (1)           (850)         (1,877)
       1.90 % Variable Account Charge                  (4,012)           (826)           (806)           (123)           (364)
       1.95 % Variable Account Charge                  (7,335)           (155)           (263)              -            (948)
       2.00 % Variable Account Charge                    (219)              -             (14)              -             (89)
       2.05 % Variable Account Charge                  (4,472)           (219)           (344)              -          (1,071)
       2.15 % Variable Account Charge                  (1,651)           (187)           (673)              -            (117)
       2.20 % Variable Account Charge                  (1,274)            (83)              -               -            (304)
       2.25 % Variable Account Charge                  (1,189)              -               -               -            (683)
       2.30 % Variable Account Charge                    (760)           (454)           (134)             (5)           (640)
       2.35 % Variable Account Charge                       -               -               -               -               -
       2.40 % Variable Account Charge                    (848)             (1)           (130)             (1)            (96)
       2.55 % Variable Account Charge                    (106)              -               -               -               -
       2.65 % Variable Account Charge                    (120)              -               -               -               -
   MultiOption Classic/Achiever                      (237,603)       (135,917)        (92,795)        (70,528)       (166,513)
   MultiOption Flex/Single/Select                  (1,425,725)       (791,140)       (720,090)       (169,645)       (257,425)
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                  (1,719)         (1,461)         (3,521)           (705)         (1,490)
       1.40 % Variable Account Charge                    (355)           (474)         (1,250)           (207)         (1,450)
       1.50 % Variable Account Charge                    (195)           (291)           (363)            (40)           (196)
       1.60 % Variable Account Charge                    (508)           (563)         (1,210)            (74)           (654)
       1.65 % Variable Account Charge                     (45)            (43)            (91)            (43)            (68)
       1.75 % Variable Account Charge                  (2,247)         (4,314)         (5,140)         (1,630)         (2,896)
       1.85 % Variable Account Charge                     (69)           (351)            (88)           (103)            (82)
       1.90 % Variable Account Charge                  (1,541)         (3,126)         (3,778)         (1,336)         (1,734)
       2.00 % Variable Account Charge                    (824)           (853)         (1,137)           (749)         (1,065)
       2.15 % Variable Account Charge                       -            (180)           (179)              -               -
       2.25 % Variable Account Charge                     (14)             (4)            (17)              -             (14)
       2.35 % Variable Account Charge                    (281)           (421)           (531)           (101)           (434)
                                                   ----------        --------        --------        --------        --------
Total Expenses                                     (1,911,649)       (965,576)       (846,597)       (269,596)       (511,011)
                                                   ----------        --------        --------        --------        --------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                                   WADDELL & REED                    WADDELL & REED
                                                  WADDELL & REED       ASSET        WADDELL & REED     SCIENCE &      WADDELL & REED
                                                    CORE EQUITY       STRATEGY      INTERNATIONAL      TECHNOLOGY          BOND
                                                  --------------   --------------   --------------   --------------   --------------
   Adjustable Income Annuity                               -                -                -                -               -
   MegAnnuity                                           (481)               -                -                -               -
   MultiOption Advisor                                     -
       1.20 % Variable Account Charge                 (1,073)          (3,044)          (4,581)          (2,807)              -
       1.35 % Variable Account Charge                   (725)            (945)          (2,049)          (1,163)              -
       1.45 % Variable Account Charge                    (27)             (32)             (69)            (524)              -
       1.50 % Variable Account Charge                      -             (236)            (179)             (55)              -
       1.55 % Variable Account Charge                 (1,585)          (3,565)          (3,921)            (800)              -
       1.60 % Variable Account Charge                      -             (522)               -                -               -
       1.65 % Variable Account Charge                      -                -                -                -               -
       1.70 % Variable Account Charge                   (669)          (1,769)          (1,567)          (5,411)              -
       1.75 % Variable Account Charge                      -                -                -              (23)              -
       1.80 % Variable Account Charge                      -              (56)            (488)             (15)              -
       1.85 % Variable Account Charge                    (35)             (34)            (223)            (250)              -
       1.90 % Variable Account Charge                      -              (17)          (1,908)             (94)              -
       1.95 % Variable Account Charge                      -             (580)             (40)            (112)              -
       2.00 % Variable Account Charge                      -                -                -                -               -
       2.05 % Variable Account Charge                      -             (283)            (333)             (66)              -
       2.15 % Variable Account Charge                      -                -                -                -               -
       2.20 % Variable Account Charge                      -                -                -                -               -
       2.25 % Variable Account Charge                      -                -                -                -               -
       2.30 % Variable Account Charge                      -                -                -             (526)              -
       2.35 % Variable Account Charge                      -                -                -                -               -
       2.40 % Variable Account Charge                      -             (129)               -                -               -
       2.55 % Variable Account Charge                      -                -                -                -               -
       2.65 % Variable Account Charge                      -                -             (307)               -               -
   MultiOption Classic/Achiever                      (43,144)          (1,093)          (2,431)          (1,806)              -
   MultiOption Flex/Single/Select                    (88,706)          (7,864)          (4,338)          (6,615)              -
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                 (1,537)          (1,420)          (1,237)          (1,953)         (1,360)
       1.40 % Variable Account Charge                   (443)          (1,463)            (228)            (542)           (566)
       1.50 % Variable Account Charge                 (1,068)             (40)            (207)            (222)              -
       1.60 % Variable Account Charge                   (282)            (348)            (355)            (518)           (147)
       1.65 % Variable Account Charge                    (60)             (98)             (30)             (75)              -
       1.75 % Variable Account Charge                   (577)          (1,448)          (3,054)          (4,129)         (1,724)
       1.85 % Variable Account Charge                   (276)            (268)             (38)            (436)            (49)
       1.90 % Variable Account Charge                 (1,471)          (2,041)          (1,560)          (2,429)         (1,387)
       2.00 % Variable Account Charge                   (183)            (859)              (2)            (971)           (237)
       2.15 % Variable Account Charge                      -                -                -             (180)              -
       2.25 % Variable Account Charge                      -                -               (3)              (5)             (3)
       2.35 % Variable Account Charge                    (14)            (432)            (208)            (321)           (235)
                                                    --------          -------          -------          -------          ------
Total Expenses                                      (142,356)         (28,586)         (29,356)         (32,048)         (5,708)
                                                    --------          -------          -------          -------          ------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

                                                  WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                     DIVIDEND           HIGH         LIMITED-TERM        MONEY           MORTGAGE
                                                      INCOME           INCOME            BOND            MARKET         SECURITIES
                                                  --------------   --------------   --------------   --------------   --------------
   Adjustable Income Annuity                               -               -                -                -                 -
   MegAnnuity                                              -               -                -                -                 -
   MultiOption Advisor                                     -               -                -                -                 -
   MultiOption Classic/Achiever                            -               -                -                -                 -
   MultiOption Flex/Single/Select                          -               -                -                -                 -
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                 (1,365)         (3,199)            (690)          (4,169)         (113,634)
       1.40 % Variable Account Charge                   (744)           (714)            (132)               -              (203)
       1.50 % Variable Account Charge                    (45)           (439)               -                -              (357)
       1.60 % Variable Account Charge                   (330)           (560)               -               (6)             (358)
       1.65 % Variable Account Charge                    (17)             (7)               -                -                 -
       1.75 % Variable Account Charge                 (1,774)         (3,950)            (836)               -            (1,063)
       1.85 % Variable Account Charge                    (29)            (54)             (22)            (217)               (3)
       1.90 % Variable Account Charge                 (1,612)         (2,796)            (431)              (7)             (331)
       2.00 % Variable Account Charge                   (245)           (589)               -                -              (662)
       2.15 % Variable Account Charge                   (179)              -                -                -                 -
       2.25 % Variable Account Charge                      -             (28)             (19)               -                 -
       2.35 % Variable Account Charge                    (71)           (480)             (30)               -               (43)
                                                      ------         -------           ------           ------          --------
Total Expenses                                        (6,411)        (12,816)          (2,160)          (4,399)         (116,654)
                                                      ------         -------           ------           ------          --------

                                                  WADDELL & REED
                                                    REAL ESTATE
                                                    SECURITIES
                                                  --------------
   Adjustable Income Annuity                               -
   MegAnnuity                                              -
   MultiOption Advisor                                     -
   MultiOption Classic/Achiever                            -
   MultiOption Flex/Single/Select                          -
   Waddell and Reed Advisors Retirement Builder
       1.25 % Variable Account Charge                (42,758)
       1.40 % Variable Account Charge                 (1,233)
       1.50 % Variable Account Charge                   (399)
       1.60 % Variable Account Charge                   (424)
       1.65 % Variable Account Charge                    (10)
       1.75 % Variable Account Charge                 (2,569)
       1.85 % Variable Account Charge                    (73)
       1.90 % Variable Account Charge                 (1,786)
       2.00 % Variable Account Charge                   (720)
       2.15 % Variable Account Charge                    (10)
       2.25 % Variable Account Charge                   (421)
       2.35 % Variable Account Charge
                                                     -------
Total Expenses                                       (50,403)
                                                     -------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(4)   INVESTMENT TRANSACTIONS

      The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2004:

Advantus Bond                               $26,310,540
Advantus Money Market                        37,366,906
Advantus Index 500                           37,052,210
Advantus Mortgage Securities                 14,312,330
Advantus Maturing Government Bond 2006           90,540
Advantus Maturing Government Bond 2010          467,976
Advantus International Bond                   3,366,707
Advantus Index 400 Mid-Cap                   11,895,102
Advantus Real Estate Securities              19,824,575
AIM V.I. Aggressive Growth                      614,852
AIM V.I. Balanced                             1,154,189
AIM V.I. Dent Demographic Trends                248,900
AIM V.I. Premier Equity                         177,130
American Century Income and Growth            1,703,957
American Century Ultra                       20,148,160
American Century Value                        5,607,044
Credit Suisse Global Post-Venture Capital       876,800
Fidelity VIP Contrafund                      11,081,545
Fidelity VIP Equity-Income                   33,028,508
Fidelity VIP Mid-Cap                         10,133,949
Franklin Large Cap Growth Securities          5,820,419
Franklin Mutual Shares Securities             3,120,857
Franklin Small Cap                            4,528,054
Templeton Developing Markets Securities      15,853,858
Templeton Global Asset Allocation             2,638,662
Janus Aspen Balanced                          1,618,140
Janus Aspen Capital Appreciation              3,033,423
Janus International Growth                    8,374,624
MFS Investors Growth Stock                      403,590
MFS Mid Cap Growth                            1,897,352
MFS New Discovery                             7,731,661
MFS Value                                     1,655,795
Oppenheimer Capital Appreciation              2,395,001
Oppenheimer High Income                      11,424,365
Oppenheimer International Growth              3,755,349
Putnam VT Growth and Income                     688,267
Putnam VT International Growth                5,160,840
Putnam VT New Opportunities                     114,697
Putnam VT New Value                           1,268,212
Putnam VT Voyager                               367,315
Van Kampen Comstock                           2,596,147
Van Kampen Emerging Growth                      213,072
Van Kampen Growth and Income                    663,235
Waddell & Reed Balanced                      11,844,026
Waddell & Reed Growth                        12,375,758

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(4)   INVESTMENT TRANSACTIONS - CONTINUED

Waddell & Reed International II         26,986,860
Waddell & Reed Small Cap Growth          7,419,863
Waddell & Reed Value                     7,962,028
Waddell & Reed Micro-Cap Growth          3,907,261
Waddell & Reed Small Cap Value          15,620,312
Waddell & Reed Core Equity               2,826,714
Waddell & Reed Asset Strategy            4,828,706
Waddell & Reed International             3,706,597
Waddell & Reed Science & Technology      5,813,020
Waddell & Reed Bond                      2,188,199
Waddell & Reed Dividend Income           1,794,875
Waddell & Reed High Income               4,208,349
Waddell & Reed Limited-Term Bond           762,756
Waddell & Reed Money Market              1,788,825
Waddell & Reed Mortgage Securities      17,003,687
Waddell & Reed Real Estate Securities    7,836,793

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

      Transactions in units for each segregated sub-account for the years ended December 31, 2004 and 2003 were as follows:

                                                                      SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------
                                                                                                           ADVANTUS
                                                              ADVANTUS       ADVANTUS        ADVANTUS      MATURING
                                               ADVANTUS        MONEY           INDEX         MORTGAGE     GOVERNMENT
                                                 BOND          MARKET           500         SECURITIES    BOND 2006
                                             ------------   ------------   -------------   ------------   -----------
Units outstanding at
    December 31, 2002 ....................    62,421,448     42,537,083      72,078,923     74,476,525     5,364,167
         Contract purchase
               payments ..................    22,118,352     30,005,084      46,108,530     15,524,618     1,031,587
         Contract terminations, withdrawal
               payments and charges ......   (12,998,000)   (42,364,642)    (12,936,680)   (16,498,242)   (1,258,983)
                                             -----------    -----------    ------------    -----------    ----------
Units outstanding at
     December 31, 2003 ...................    71,541,800     30,177,525     105,250,773     73,502,901     5,136,771
         Contract purchase
               payments ..................    23,713,392     33,249,135      24,310,403     12,808,859        51,874
         Contract terminations, withdrawal
               payments and charges ......   (11,523,090)   (38,165,513)    (12,359,548)   (16,242,395)   (2,248,131)
                                             -----------    -----------    ------------    -----------    ----------
Units outstanding at
     December 31, 2004 ...................    83,732,102     25,261,147     117,201,628     70,069,365     2,940,514
                                             ===========    ===========    ============    ===========    ==========

                                                                      SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------
                                              ADVANTUS
                                              MATURING       ADVANTUS       ADVANTUS      ADVANTUS      AIM V.I.
                                             GOVERNMENT    INTERNATIONAL    INDEX 400    REAL ESTATE   AGGRESSIVE
                                             BOND 2010         BOND          MID-CAP     SECURITIES     GROWTH
                                             -----------   -----------     -----------   -----------   -----------
Units outstanding at
     December 31, 2002 ...................    4,458,787     38,800,221     14,982,764    21,160,081       200,861
         Contract purchase
               payments ..................      919,817      7,485,878      9,104,377     8,728,667       772,424
         Contract terminations, withdrawal
               payments and charges ......   (1,661,370)    (6,743,357)    (6,560,387)   (2,902,423)     (150,100)
                                             ----------     ----------     ----------    ----------      --------
Units outstanding at
     December 31, 2003 ...................    3,717,234     39,542,742     17,526,754    26,986,325       823,185
         Contract purchase
               payments ..................      223,163      2,541,042      8,382,808    11,973,151       527,692
         Contract terminations, withdrawal
               payments and charges ......     (743,952)    (9,830,104)    (4,016,796)   (8,837,893)      (87,784)
                                             ----------     ----------     ----------    ----------     ---------
 Units outstanding at
     December 31, 2004 ...................    3,196,445     32,253,680     21,892,766    30,121,583     1,263,093
                                             ==========     ==========     ==========    ==========     =========

                                                                 SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------
                                                             AIM V.I.                 AMERICAN
                                                              DENT       AIM V.I.      CENTURY     AMERICAN
                                               AIM V.I.    DEMOGRAPHIC   PREMIER       INCOME      CENTURY
                                              BALANCED        TRENDS      EQUITY     AND GROWTH     ULTRA
                                             -----------   -----------   --------    ------------------------
Units outstanding at
     December 31, 2002 ...................      202,181       44,099      333,328      271,073     1,768,593
         Contract purchase
               payments ..................    1,109,782      566,213      396,090    1,925,765    12,556,424
         Contract terminations, withdrawal
               payments and charges ......      (69,516)    (114,168)    (208,396)     (30,769)     (484,996)
                                              ---------     --------     --------    ---------    ----------
Units outstanding at
     December 31, 2003 ...................    1,242,447      496,144      521,022    2,166,069    13,840,021
         Contract purchase
               payments ..................    1,002,332      201,532      157,743    1,382,879    17,130,189
         Contract terminations, withdrawal
               payments and charges ......     (408,935)    (103,342)    (144,882)    (302,835)     (822,934)
                                              ---------     --------     --------    ---------    ----------
Units outstanding at
     December 31, 2004 ...................    1,835,844      594,334      533,883    3,246,113    30,147,276
                                              =========     ========     ========    =========    ==========

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                             -------------------------------------------------------------------------
                                                           CREDIT SUISSE
                                               AMERICAN       GLOBAL
                                               CENTURY      POST-VENTURE   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                VALUE         CAPITAL       CONTRAFUND    EQUITY-INCOME     MID-CAP
                                             -----------   -------------   ------------   -------------   ------------
Units outstanding at
     December 31, 2002 ...................      607,599      1,869,296      29,726,965      30,830,481     19,501,428
         Contract purchase
                payments .................    2,033,778      2,527,952      10,077,080      24,422,335      6,656,494
         Contract terminations, withdrawal
                payments and charges .....     (203,761)      (240,877)     (3,772,292)     (5,405,396)    (3,451,607)
                                              ---------     ----------      ----------      ----------     ----------
Units outstanding at
     December 31, 2003 ...................    2,437,616      4,156,371      36,031,753      49,847,420     22,706,315
         Contract purchase
                payments .................    4,456,573      1,680,861       9,942,285      26,503,919      7,034,612
         Contract terminations, withdrawal
                payments and charges .....     (980,804)    (1,561,629)     (4,776,252)     (4,464,097)    (2,471,372)
                                              ---------     ----------      ----------      ----------     ----------
Units outstanding at
     December 31, 2004 ...................    5,913,385      4,275,603      41,197,786      71,887,242     27,269,555
                                              =========     ==========      ==========      ==========     ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------
                                              FRANKLIN                                    TEMPLETON
                                              LARGE CAP      FRANKLIN                     DEVELOPING     TEMPLETON
                                               GROWTH      MUTUAL SHARES    FRANKLIN       MARKETS      GLOBAL ASSET
                                             SECURITIES      SECURITIES     SMALL CAP     SECURITIES     ALLOCATION
                                             -----------   -------------   -----------   ------------   ------------
Units outstanding at
     December 31, 2002 ...................      244,326        670,423     15,909,414     13,519,675     4,416,037
         Contract purchase
                payments .................      890,937      1,887,167      6,232,254     13,330,483     2,410,511
         Contract terminations, withdrawal
                payments and charges .....      (49,011)      (113,461)    (2,490,698)   (12,251,148)   (1,172,646)
                                             ----------     ----------     ----------    -----------    ----------
Units outstanding at
     December 31, 2003 ...................    1,086,252      2,444,129     19,650,970     14,599,010     5,653,902
         Contract purchase
                payments .................    4,837,985      2,631,961      4,905,365     11,969,226     2,287,286
         Contract terminations, withdrawal
                payments and charges .....   (3,455,469)      (321,077)    (3,515,846)   (10,720,880)   (1,567,457)
                                             ----------     ----------     ----------    -----------    ----------
Units outstanding at
     December 31, 2004 ...................    2,468,768      4,755,013     21,040,489     15,847,356     6,373,731
                                             ==========     ==========     ==========    ===========    ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                             ------------------------------------------------------------------------
                                               JANUS           JANUS          JANUS            MFS            MFS
                                               ASPEN       ASPEN CAPITAL   INTERNATIONAL    INVESTORS       MID CAP
                                              BALANCED      APPRECIATION      GROWTH       GROWTH STOCK     GROWTH
                                             -----------   -------------   -------------   ------------   -----------
Units outstanding at
     December 31, 2002 ...................     689,640      34,709,134      29,205,230        254,637        132,901
         Contract purchase
                payments .................   1,480,015       3,672,956       5,143,335      1,194,369        840,831
         Contract terminations, withdrawal
                payments and charges .....    (186,959)     (8,310,526)     (8,166,523)       (30,675)      (145,167)
                                             ---------      ----------      ----------      ---------     ----------
Units outstanding at
     December 31, 2003 ...................   1,982,696      30,071,564      26,182,042      1,418,331        828,565
         Contract purchase
                payments .................   1,421,127       3,761,967       7,953,127        370,099      1,611,318
         Contract terminations, withdrawal
                payments and charges .....    (454,143)     (5,746,037)     (7,518,544)      (520,824)    (1,211,115)
                                             ---------      ----------      ----------      ---------     ----------
 Units outstanding at
     December 31, 2004 ...................   2,949,680      28,087,494      26,616,625      1,267,606      1,228,768
                                             =========      ==========      ==========      =========     ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED



                                                                            SEGREGATED SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------
                                                        MFS                 OPPENHEIMER                        OPPENHEIMER
                                                        NEW        MFS        CAPITAL       OPPENHEIMER       INTERNATIONAL
                                                     DISCOVERY    VALUE     APPRECIATION    HIGH INCOME          GROWTH
                                                    ----------  ---------   ------------    -----------       -------------
Units outstanding at
    December 31, 2002 ............................   1,073,449    852,323      890,405          674,348           323,095
       Contract purchase
           payments ..............................   6,263,564  1,456,085    1,823,069        6,944,098         4,549,914
       Contract terminations, withdrawal
           payments and charges ..................  (2,319,827)  (160,067)    (406,169)      (1,018,191)       (3,285,133)
                                                    ----------  ---------    ---------       ----------        ----------
Units outstanding at
    December 31, 2003 ............................   5,017,186  2,148,341    2,307,305        6,600,255         1,587,876
       Contract purchase
           payments ..............................   6,182,257  1,368,763    2,073,045        8,993,533         2,819,171
       Contract terminations, withdrawal
           payments and charges ..................  (2,131,992)  (452,498)    (343,164)      (2,283,708)       (1,058,463)
                                                    ----------  ---------    ---------       ----------        ----------
Units outstanding at
    December 31, 2004 ............................   9,067,451  3,064,606    4,037,186       13,310,080         3,348,584
                                                    ==========  =========    =========       ==========        ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                           --------------------------------------------------------------------
                                                            PUTNAM VT       PUTNAM VT     PUTNAM VT     PUTNAM VT
                                                           GROWTH AND     INTERNATIONAL      NEW           NEW        PUTNAM VT
                                                             INCOME          GROWTH     OPPORTUNITIES     VALUE        VOYAGER
                                                           ----------     ------------- -------------   ---------     ---------
Units outstanding at
    December 31, 2002 ....................................    296,889       1,418,042       88,859        164,533       228,014
       Contract purchase
           payments ......................................    996,477       7,226,432      234,670        792,106       439,161
       Contract terminations, withdrawal
           payments and charges ..........................   (176,286)     (2,363,207)     (51,545)      (182,687)      (56,748)
                                                            ---------      ----------     --------      ---------      --------
Units outstanding at
    December 31, 2003 ....................................  1,117,080       6,281,267      271,984        773,952       610,427
       Contract purchase
           payments ......................................    567,986       4,161,712       93,062      1,016,279       338,923
       Contract terminations, withdrawal
           payments and charges ..........................   (197,050)     (1,967,588)     (76,275)      (171,682)     (136,321)
                                                            ---------      ----------     --------      ---------      --------
Units outstanding at
    December 31, 2004 ....................................  1,488,016       8,475,391      288,771      1,618,549       813,029
                                                            =========      ==========     ========      =========      ========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                  -----------------------------------------------------------------------------
                                                                   VAN KAMPEN    VAN KAMPEN
                                                  VAN KAMPEN        EMERGING     GROWTH AND    WADDELL & REED    WADDELL & REED
                                                   COMSTOCK          GROWTH        INCOME         BALANCED           GROWTH
                                                  ----------       ----------    ----------    --------------    --------------
Units outstanding at
   December 31, 2002 ..........................           -                -            -        96,126,456        89,698,886
       Contract purchase
            payments ..........................   1,241,148          158,958      228,854         6,168,927         1,221,828
       Contract terminations, withdrawal
            payments and charges ..............     (11,992)         (39,359)     (20,556)      (16,164,468)      (10,946,677)
                                                  ---------          -------      -------       -----------       -----------
Units outstanding at
    December 31, 2003 .........................   1,229,156          119,599      208,298        86,130,915        79,974,037
       Contract purchase
            payments ..........................   2,029,485          178,645      536,331         8,077,612        11,334,300
       Contract terminations, withdrawal
            payments and charges ..............    (103,259)         (96,351)     (15,179)      (14,581,463)      (11,925,974)
                                                  ---------          -------      -------       -----------       -----------
Units outstanding at
    December 31, 2004 .........................   3,155,382          201,893      729,450        79,627,064        79,382,363
                                                  =========          =======      =======       ===========       ===========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                   WADDELL & REED    WADDELL & REED                   WADDELL & REED WADDELL & REED
                                                   INTERNATIONAL        SMALL CAP     WADDELL & REED     MICRO-CAP      SMALL CAP
                                                         II              GROWTH            VALUE          GROWTH          VALUE
                                                   -------------     --------------   --------------  -------------- --------------
Units outstanding at
    December 31, 2002 ...........................    69,117,878        50,956,068       44,175,977      16,079,775     23,025,937
       Contract purchase
            payments ............................    14,829,981         4,159,253        2,546,317       4,816,043      5,665,523
       Contract terminations, withdrawal
            payments and charges ................   (14,737,011)       (7,027,498)      (6,829,522)     (3,402,377)    (5,133,731)
                                                    -----------        ----------       ----------      ----------     ----------
Units outstanding at
    December 31, 2003 ...........................    69,210,848        48,087,823       39,892,772      17,493,441     23,557,729
       Contract purchase
            payments ............................    16,877,532         6,788,728        6,558,976       3,261,658      9,870,529
       Contract terminations, withdrawal
            payments and charges ................   (10,362,577)       (8,583,090)      (5,894,597)     (7,203,242)    (3,916,497)
                                                    -----------        ----------       ----------      ----------     ----------
Units outstanding at
    December 31, 2004 ...........................    75,725,803        46,293,461       40,557,151      13,551,857     29,511,761
                                                    ===========        ==========       ==========      ==========     ==========

                                                                            SEGREGATED SUB-ACCOUNTS
                                                 ------------------------------------------------------------------------------
                                                                WADDELL & REED                 WADDELL & REED
                                                 WADDELL & REED     ASSET       WADDELL & REED   SCIENCE &     WADDELL & REED
                                                  CORE EQUITY     STRATEGY      INTERNATIONAL    TECHNOLOGY        BOND
                                                 -------------- --------------  -------------- --------------   ---------------
Units outstanding at
    December 31, 2002 .........................    16,313,415             -               -              -               -
       Contract purchase
            payments ..........................     1,732,339       439,894       1,222,148        811,365               -
       Contract terminations, withdrawal
            payments and charges ..............    (4,307,522)         (405)       (380,216)      (441,586)              -
                                                   ----------     ---------       ---------      ---------       ---------
Units outstanding at
    December 31, 2003 .........................    13,738,232       439,489         841,932        369,779               -
       Contract purchase
            payments ..........................     2,801,815     4,429,340       3,431,915      5,352,080       2,047,415
       Contract terminations, withdrawal
            payments and charges ..............    (3,312,387)     (425,163)       (798,544)      (858,600)        (19,042)
                                                   ----------     ---------       ---------      ---------       ---------
Units outstanding at
    December 31, 2004 .........................    13,227,660     4,443,666       3,475,303      4,863,259       2,028,373
                                                   ==========     =========       =========      =========       =========

                                                                             SEGREGATED SUB-ACCOUNTS
                                                 ---------------------------------------------------------------------------
                                                 WADDELL & REED  WADDELL & REED WADDELL & REED WADDELL & REED WADDELL & REED
                                                    DIVIDEND           HIGH      LIMITED-TERM       MONEY        MORTGAGE
                                                     INCOME           INCOME        BOND           MARKET       SECURITIES
                                                 --------------  -------------- -------------- -------------- --------------
Units outstanding at
    December 31, 2002 ..........................           -               -            -              -               -
       Contract purchase
            payments ...........................           -               -            -              -               -
       Contract terminations, withdrawal
            payments and charges ...............           -               -            -              -               -
                                                   ---------       ---------      -------      ---------      ----------
Units outstanding at
    December 31, 2003 ..........................           -               -            -              -               -
       Contract purchase
            payments ...........................   1,761,873       3,818,810      739,579      1,789,720      16,483,362
       Contract terminations, withdrawal
            payments and charges ...............     (14,709)        (43,262)     (16,183)      (578,494)        (16,564)
                                                   ---------       ---------      -------      ---------      ----------
Units outstanding at
    December 31, 2004 ..........................   1,747,164       3,775,548      723,396      1,211,226      16,466,798
                                                   =========       =========      =======      =========      ==========

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                                                  ----------------------
                                                                      WADDELL & REED
                                                                       REAL ESTATE
                                                                        SECURITIES
                                                                      --------------
Units outstanding at
    December 31, 2002 ........................................                     -
       Contract purchase
           payments ..........................................                     -
       Contract terminations, withdrawal
           payments and charges ..............................                     -
                                                                      --------------
Units outstanding at
    December 31, 2003 ........................................                     -
       Contract purchase
           payments ..........................................             7,309,132
       Contract terminations, withdrawal
           payments and charges ..............................               (60,469)
                                                                      --------------
Units outstanding at
    December 31, 2004 ........................................             7,248,663
                                                                      ==============

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY

A summary by product and sub-account of net assets, units outstanding, and unit values at December 31, 2004 is as follows:

                                                     ADVANTUS BOND                      ADVANTUS MONEY MARKET
                                        ------------------------------------     ----------------------------------
                                           UNITS                                    UNITS
                                        OUTSTANDING         AUV   NET ASSETS     OUTSTANDING      AUV    NET ASSETS
                                        -----------        ----  -----------     -----------     ----    ----------
Contracts
  Adjustable Income Annuity                      -            -            -              -         -             -
  MegAnnuity                             1,442,104         3.54    5,102,475        903,863      2.09     1,887,468
  MultiOption Advisor
      1.20% Variable Account Charge     11,919,467         1.09   12,939,085      3,159,203      0.99     3,127,319
      1.35% Variable Account Charge      5,158,518         1.08    5,599,076      1,683,971      0.99     1,666,922
      1.45% Variable Account Charge      1,322,060         1.08    1,434,969        497,929      0.98       492,888
      1.50% Variable Account Charge      5,905,850         1.08    6,410,233      1,603,772      0.98     1,587,535
      1.55% Variable Account Charge        365,822         1.05      397,065        149,603      0.99       148,089
      1.60% Variable Account Charge        185,652         1.04      201,507        270,850      0.98       268,108
      1.65% Variable Account Charge      5,289,252         1.04    5,740,975        974,107      0.98       964,245
      1.70% Variable Account Charge         71,189         1.04       77,269          9,978      0.98         9,877
      1.75% Variable Account Charge        752,510         1.04      816,777        150,323      0.98       148,801
      1.80% Variable Account Charge        613,500         1.04      665,896        197,755      0.98       195,753
      1.85% Variable Account Charge        578,859         1.04      628,296         59,451      0.98        58,849
      1.90% Variable Account Charge        210,026         1.05      227,963         72,925      0.99        72,187
      1.95% Variable Account Charge        692,800         1.04      751,968        184,738      0.99       182,867
      2.00% Variable Account Charge         40,891         1.04       44,383          6,553      0.98         6,487
      2.05% Variable Account Charge        769,904         1.04      835,656        107,512      0.98       106,423
      2.10% Variable Account Charge              -            -            -              -         -             -
      2.15% Variable Account Charge        180,120         1.04      195,503         61,610      0.98        60,986
      2.20% Variable Account Charge        115,595         1.04      125,467         50,944      0.98        50,428
      2.25% Variable Account Charge        126,735         1.04      137,559         37,947      0.98        37,563
      2.30% Variable Account Charge         68,594         1.04       74,452         22,728      0.98        22,498
      2.35% Variable Account Charge          2,964         1.04        3,217              -         -             -
      2.40% Variable Account Charge         55,003         1.04       59,700          3,417      0.98         3,382
      2.45% Variable Account Charge              -            -            -              -         -             -
      2.50% Variable Account Charge              -            -            -              -         -             -
      2.55% Variable Account Charge         17,631         1.04       19,137         12,305      0.98        12,180
      2.60% Variable Account Charge              -            -            -              -         -             -
      2.65% Variable Account Charge         37,874         1.03       41,108         38,399      0.98        38,011
  MultiOption Classic/Achiever          21,494,605         1.35   29,095,998      6,231,731      1.06     6,631,322
  MultiOption Flex/Single/Select        26,314,577         3.26   85,697,083      8,769,533      1.85    16,255,136
  Waddell and Reed Variable Annuity              -            -            -              -         -             -
                                        ----------         ----  -----------     ----------      ----    ----------
                                        83,732,102               157,322,817     25,261,147              34,035,324
                                        ----------         ----  -----------     ----------      ----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                       ADVANTUS INDEX 500                      ADVANTUS MORTGAGE SECURITIES
                                          ----------------------------------------       ----------------------------------------
                                             UNITS                                          UNITS
                                          OUTSTANDING           AUV     NET ASSETS       OUTSTANDING           AUV    NET ASSETS
                                          -----------          ----    -----------       -----------          ----    -----------
Contracts
  Adjustable Income Annuity                42,333,743          1.86     78,810,092                 -             -              -
  MegAnnuity                                2,803,470          4.94     13,854,429           556,006          3.76      2,088,999
  MultiOption Advisor
      1.20% Variable Account Charge         3,501,409          1.31      4,591,775         7,409,963          1.07      7,904,584
      1.35% Variable Account Charge         1,452,530          1.31      1,904,430         2,715,037          1.06      2,895,940
      1.45% Variable Account Charge           150,966          1.30        197,933           333,698          1.06        355,933
      1.50% Variable Account Charge         1,752,518          1.30      2,297,747         2,910,291          1.06      3,104,204
      1.55% Variable Account Charge            91,422          1.32        119,864           122,441          1.04        130,600
      1.60% Variable Account Charge                 -             -              -                 -             -              -
      1.65% Variable Account Charge         4,154,422          1.31      5,446,913         2,365,978          1.04      2,523,623
      1.70% Variable Account Charge                 -             -              -                 -             -              -
      1.75% Variable Account Charge           241,933          1.31        317,202           592,001          1.04        631,446
      1.80% Variable Account Charge            54,475          1.31         71,423           217,845          1.03        232,360
      1.85% Variable Account Charge           189,529          1.31        248,494           245,844          1.03        262,224
      1.90% Variable Account Charge            16,286          1.16         21,353            19,615          1.04         20,922
      1.95% Variable Account Charge            48,517          1.15         63,612           130,711          1.03        139,420
      2.00% Variable Account Charge                 -             -              -            11,616          1.03         12,390
      2.05% Variable Account Charge           129,989          1.15        170,431           109,194          1.03        116,470
      2.10% Variable Account Charge                 -             -              -                 -             -              -
      2.15% Variable Account Charge                 -             -              -            28,654          1.03         30,563
      2.20% Variable Account Charge                 -             -              -            87,102          1.03         92,906
      2.25% Variable Account Charge                 -             -              -                 -             -              -
      2.30% Variable Account Charge                 -             -              -            17,236          1.03         18,385
      2.35% Variable Account Charge                 -             -              -                 -             -              -
      2.40% Variable Account Charge                 -             -              -             9,185          1.03          9,797
      2.45% Variable Account Charge                 -             -              -                 -             -              -
      2.50% Variable Account Charge                 -             -              -                 -             -              -
      2.55% Variable Account Charge                 -             -              -                 -             -              -
      2.60% Variable Account Charge                 -             -              -                 -             -              -
      2.65% Variable Account Charge            13,782          1.14         18,070                 -             -              -
  MultiOption Classic/Achiever             30,531,817          0.88     27,013,451        26,275,858          1.37     35,878,198
  MultiOption Flex/Single/Select           29,734,820          4.69    139,342,891        25,911,090          3.15     81,552,479
  Waddell and Reed Variable Annuity                 -             -              -                 -             -              -
                                          -----------          ----    -----------        ----------          ----    -----------
                                          117,201,628                  274,490,110        70,069,365                  138,001,443
                                          -----------          ----    -----------        ----------          ----    -----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                     ADVANTUS MATURING GOVERNMENT BOND 2006  ADVANTUS MATURING GOVERNMENT BOND 2010
                                     --------------------------------------  --------------------------------------
                                        Units                                   Units
                                     Outstanding       AUV       Net Assets  Outstanding        AUV      Net Assets
                                     -----------      -----      ----------  -----------       -----     ----------
Contracts
  Adjustable Income Annuity                    -          -               -            -           -              -
  MegAnnuity                             195,021       2.18         424,506       31,042        2.46         76,510
  MultiOption Advisor                          -          -               -            -           -              -
  MultiOption Classic/Achiever           271,920       1.33         362,081      421,516        1.47        619,801
  MultiOption Flex/Single/Select       2,473,573       1.94       4,787,895    2,743,887        2.19      6,013,845
  Waddell and Reed Variable Annuity            -          -               -            -           -              -
                                     -----------      -----      ----------  -----------       -----     ----------
                                       2,940,514                  5,574,482    3,196,445                  6,710,156
                                     -----------      -----      ----------  -----------       -----     ----------

                                             ADVANTUS INTERNATIONAL BOND               ADVANTUS INDEX 400 MID-CAP
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                 494,033   1.66        820,423            839,447     2.02     1,691,727
   MultiOption Advisor
     1.20% Variable Account Charge                  -      -              -          2,242,988     1.48     3,321,796
     1.35% Variable Account Charge                  -      -              -          1,129,429     1.48     1,672,292
     1.45% Variable Account Charge                  -      -              -            248,521     1.47       367,973
     1.50% Variable Account Charge                  -      -              -          1,265,670     1.47     1,874,019
     1.55% Variable Account Charge                  -      -              -             76,945     1.49       113,929
     1.60% Variable Account Charge                  -      -              -             43,847     1.48        64,922
     1.65% Variable Account Charge                  -      -              -          1,471,016     1.48     2,178,064
     1.70% Variable Account Charge                  -      -              -             38,113     1.48        56,432
     1.75% Variable Account Charge                  -      -              -            275,412     1.48       407,789
     1.80% Variable Account Charge                  -      -              -            191,187     1.48       283,082
     1.85% Variable Account Charge                  -      -              -            106,863     1.48       158,227
     1.90% Variable Account Charge                  -      -              -             57,742     1.22        85,496
     1.95% Variable Account Charge                  -      -              -            173,162     1.21       256,392
     2.00% Variable Account Charge                  -      -              -             16,634     1.21        24,629
     2.05% Variable Account Charge                  -      -              -            172,585     1.21       255,538
     2.10% Variable Account Charge                  -      -              -                  -        -             -
     2.15% Variable Account Charge                  -      -              -             47,956     1.21        71,007
     2.20% Variable Account Charge                  -      -              -             32,715     1.21        48,439
     2.25% Variable Account Charge                  -      -              -             35,258     1.21        52,205
     2.30% Variable Account Charge                  -      -              -             19,315     1.21        28,598
     2.35% Variable Account Charge                  -      -              -              2,318     1.21         3,431
     2.40% Variable Account Charge                  -      -              -             12,968     1.20        19,201
     2.45% Variable Account Charge                  -      -              -                  -        -             -
     2.50% Variable Account Charge                  -      -              -                  -        -             -
     2.55% Variable Account Charge                  -      -              -              2,887     1.20         4,274
     2.60% Variable Account Charge                  -      -              -                  -        -             -
     2.65% Variable Account Charge                  -      -              -              8,153     1.20        12,072
   MultiOption Classic/Achiever             7,040,204   1.46     10,274,917          5,004,688     1.55     7,736,986
   MultiOption Flex/Single/Select          24,719,443   1.54     38,173,072          8,376,947     1.88    15,782,873
   Waddell and Reed Variable Annuity                -      -              -                  -       -              -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           32,253,680            49,268,412         21,892,766             36,571,393
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           ADVANTUS REAL ESTATE SECURITIES             AIM V.I. AGGRESSIVE GROWTH
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
  Adjustable Income Annuity                         -      -              -                  -        -             -
  MegAnnuity                                1,133,763   2.32      2,627,507                  -        -             -
  MultiOption Advisor
     1.20 % Variable Account Charge         3,456,938   1.90      6,579,013            248,112     1.36       336,546
     1.35 % Variable Account Charge         1,631,551   1.90      3,105,059            284,645     1.35       386,041
     1.45 % Variable Account Charge           244,243   1.89        464,827             28,884     1.35        39,172
     1.50 % Variable Account Charge         2,127,796   1.89      4,049,480             86,086     1.35       116,751
     1.55 % Variable Account Charge           127,891   1.75        243,394                  -        -             -
     1.60 % Variable Account Charge            26,134   1.75         49,736                  -        -             -
     1.65 % Variable Account Charge         1,670,941   1.75      3,180,022             74,235     1.35       100,679
     1.70 % Variable Account Charge             9,381   1.75         17,853                  -        -             -
     1.75 % Variable Account Charge           293,171   1.74        557,943                  -        -             -
     1.80 % Variable Account Charge           154,020   1.74        293,120             14,317     1.35        19,417
     1.85 % Variable Account Charge           195,849   1.74        372,727                  -        -             -
     1.90 % Variable Account Charge            29,146   1.42         55,468                  -        -             -
     1.95 % Variable Account Charge           204,146   1.42        388,517                  -        -             -
     2.00 % Variable Account Charge            15,104   1.42         28,745                  -        -             -
     2.05 % Variable Account Charge           544,533   1.41      1,036,319                  -        -             -
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge            30,224   1.41         57,521                  -        -             -
     2.20 % Variable Account Charge            28,603   1.41         54,435                  -        -             -
     2.25 % Variable Account Charge            19,195   1.41         36,530                  -        -             -
     2.30 % Variable Account Charge            49,204   1.41         93,642                  -        -             -
     2.35 % Variable Account Charge               -        -              -                  -        -             -
     2.40 % Variable Account Charge            12,147   1.41         23,117                  -        -             -
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge                 -      -              -                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge             2,360   1.40          4,492                  -        -             -
  MultiOption Classic/Achiever              6,976,637   2.58     17,983,261            526,815     1.05       551,598
  MultiOption Flex/Single/Select           11,138,606   2.18     24,303,266                  -        -             -
  Waddell and Reed Variable Annuity                 -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           30,121,583            65,607,398          1,263,093              1,550,204
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                  AIM V.I. BALANCED                 AIM V.I. DENT DEMOGRAPHIC TRENDS
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                       -      -              -                  -        -             -
   MultiOption Advisor
    1.20 % Variable Account Charge            588,181   1.19        700,542            186,767     1.35       252,904
    1.35 % Variable Account Charge            170,466   1.19        202,997             85,113     1.35       115,244
    1.45 % Variable Account Charge              6,408   1.18          7,631                  -        -             -
    1.50 % Variable Account Charge            124,506   1.18        148,266             57,958     1.34        78,476
    1.55 % Variable Account Charge              4,674   1.19          5,565              6,417     1.33         8,689
    1.60 % Variable Account Charge                  -      -              -                  -        -             -
    1.65 % Variable Account Charge            248,288   1.18        295,670             47,483     1.32        64,293
    1.70 % Variable Account Charge                  -      -              -                  -        -             -
    1.75 % Variable Account Charge            182,093   1.18        216,843              1,352     1.32         1,831
    1.80 % Variable Account Charge                  -      -              -              1,869     1.32         2,530
    1.85 % Variable Account Charge             79,639   1.18         94,837                  -        -             -
    1.90 % Variable Account Charge                  -      -              -                  -        -             -
    1.95 % Variable Account Charge              7,175   1.09          8,544                  -        -             -
    2.00 % Variable Account Charge                  -      -              -                  -        -             -
    2.05 % Variable Account Charge              9,222   1.09         10,982              9,940     1.10        13,459
    2.10 % Variable Account Charge                  -      -              -                  -        -             -
    2.15 % Variable Account Charge                  -      -              -                  -        -             -
    2.20 % Variable Account Charge                  -      -              -                  -        -             -
    2.25 % Variable Account Charge                  -      -              -                  -        -             -
    2.30 % Variable Account Charge                  -      -              -                  -        -             -
    2.35 % Variable Account Charge                  -      -              -                  -        -             -
    2.40 % Variable Account Charge                  -      -              -                  -        -             -
    2.45 % Variable Account Charge                  -      -              -                  -        -             -
    2.50 % Variable Account Charge                  -      -              -                  -        -             -
    2.55 % Variable Account Charge                  -      -              -                  -        -             -
    2.60 % Variable Account Charge                  -      -              -                  -        -             -
    2.65 % Variable Account Charge                  -      -              -                  -        -             -
   MultiOption Classic/Achiever               415,192   1.04        433,284            197,435     1.06       209,666
   MultiOption Flex/Single/Select                   -      -              -                  -        -             -
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                            1,835,844             2,125,161            594,334                747,092
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                               AIM V.I. PREMIER EQUITY             AMERICAN CENTURY INCOME AND GROWTH
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                       -      -              -                  -        -             -
   MultiOption Advisor
    1.20 % Variable Account Charge             87,864   1.22        107,451            818,506     1.35     1,102,967
    1.35 % Variable Account Charge             49,017   1.22         59,938            257,536     1.34       346,994
    1.45 % Variable Account Charge              1,680   1.22          2,054             46,095     1.34        62,107
    1.50 % Variable Account Charge             47,595   1.21         58,199            376,889     1.34       507,806
    1.55 % Variable Account Charge                  -      -              -             13,529     1.37        18,228
    1.60 % Variable Account Charge                  -      -              -                  -        -             -
    1.65 % Variable Account Charge             37,975   1.22         46,436            283,191     1.36       381,561
    1.70 % Variable Account Charge                  -      -              -                  -        -             -
    1.75 % Variable Account Charge                  -      -              -            296,270     1.36       399,183
    1.80 % Variable Account Charge              4,513   1.22          5,519              8,780     1.36        11,830
    1.85 % Variable Account Charge                  -      -              -             72,410     1.36        97,562
    1.90 % Variable Account Charge                  -      -              -                  -        -             -
    1.95 % Variable Account Charge                  -      -              -             29,035     1.18        39,121
    2.00 % Variable Account Charge                  -      -              -                  -        -             -
    2.05 % Variable Account Charge                  -      -              -            129,886     1.18       175,003
    2.10 % Variable Account Charge                  -      -              -                  -        -             -
    2.15 % Variable Account Charge                  -      -              -                  -        -             -
    2.20 % Variable Account Charge                  -      -              -                  -        -             -
    2.25 % Variable Account Charge                  -      -              -                  -        -             -
    2.30 % Variable Account Charge                  -      -              -             64,016     1.18        86,253
    2.35 % Variable Account Charge                  -      -              -              2,476     1.18         3,336
    2.40 % Variable Account Charge                  -      -              -              4,068     1.17         5,481
    2.45 % Variable Account Charge                  -      -              -                  -        -             -
    2.50 % Variable Account Charge                  -      -              -                  -        -             -
    2.55 % Variable Account Charge                  -      -              -                  -        -             -
    2.60 % Variable Account Charge                  -      -              -                  -        -             -
    2.65 % Variable Account Charge                  -      -              -                  -        -             -
   MultiOption Classic/Achiever               305,239   0.99        300,920            843,426     1.16       978,407
   MultiOption Flex/Single/Select                   -      -              -                  -        -             -
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                              533,883               580,517          3,246,113              4,215,839
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                               AMERICAN CENTURY ULTRA                    AMERICAN CENTURY VALUE
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                       -      -              -                  -        -             -
   MultiOption Advisor
     1.20 % Variable Account Charge         8,060,562   1.29     10,427,654          1,080,553     1.40     1,508,050
     1.35 % Variable Account Charge         3,608,359   1.29      4,667,332            924,798     1.39     1,290,528
     1.45 % Variable Account Charge         1,035,414   1.29      1,339,285             43,689     1.39        60,966
     1.50 % Variable Account Charge         4,706,270   1.28      6,087,457            741,335     1.39     1,034,510
     1.55 % Variable Account Charge           270,454   1.28        349,827              7,901     1.40        11,026
     1.60 % Variable Account Charge           147,237   1.28        190,448             30,745     1.39        42,904
     1.65 % Variable Account Charge         3,754,559   1.28      4,856,439            580,530     1.39       810,112
     1.70 % Variable Account Charge            58,422   1.28         75,567                  -        -             -
     1.75 % Variable Account Charge           358,066   1.28        463,150            206,050     1.39       287,537
     1.80 % Variable Account Charge           685,802   1.28        887,070            168,977     1.39       235,802
     1.85 % Variable Account Charge           351,971   1.27        455,266             31,270     1.39        43,636
     1.90 % Variable Account Charge           191,676   1.12        247,929                  -        -             -
     1.95 % Variable Account Charge           609,658   1.12        788,579              9,194     1.22        12,830
     2.00 % Variable Account Charge            52,734   1.12         68,210                  -        -             -
     2.05 % Variable Account Charge           738,041   1.11        954,640             87,605     1.22       122,250
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge           164,231   1.11        212,430                  -        -             -
     2.20 % Variable Account Charge           129,057   1.11        166,932                  -        -             -
     2.25 % Variable Account Charge           115,260   1.11        149,086                  -        -             -
     2.30 % Variable Account Charge            61,288   1.11         79,275             43,282     1.21        60,399
     2.35 % Variable Account Charge                 -      -              -                  -        -             -
     2.40 % Variable Account Charge            47,453   1.11         61,379              9,470     1.21        13,215
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge            10,550   1.11         13,646                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge            28,784   1.11         37,231                  -        -             -
   MultiOption Classic/Achiever             4,961,428   1.07      5,290,296          1,947,986     1.23     2,402,102
   MultiOption Flex/Single/Select                   -      -              -                  -        -             -
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           30,147,276            37,869,128          5,913,385              7,935,867
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                   CREDIT SUISSE
                                             GLOBAL POST-VENTURE CAPITAL                 FIDELITY VIP CONTRAFUND
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                 223,271   0.61        136,743            523,325     1.10       577,041
   MultiOption Advisor
     1.20 % Variable Account Charge                 -      -              -          3,078,053     1.42     4,383,109
     1.35 % Variable Account Charge                 -      -              -          1,095,190     1.42     1,559,343
     1.45 % Variable Account Charge                 -      -              -            121,528     1.42       173,033
     1.50 % Variable Account Charge                 -      -              -          1,663,438     1.41     2,368,420
     1.55 % Variable Account Charge                 -      -              -             88,011     1.41       125,310
     1.60 % Variable Account Charge                 -      -              -              9,323     1.40        13,275
     1.65 % Variable Account Charge                 -      -              -            923,027     1.40     1,314,215
     1.70 % Variable Account Charge                 -      -              -             20,272     1.40        28,863
     1.75 % Variable Account Charge                 -      -              -             76,041     1.40       108,268
     1.80 % Variable Account Charge                 -      -              -             74,249     1.40       105,717
     1.85 % Variable Account Charge                 -      -              -            179,347     1.40       255,357
     1.90 % Variable Account Charge                 -      -              -                  -        -             -
     1.95 % Variable Account Charge                 -      -              -             91,023     1.19       129,600
     2.00 % Variable Account Charge                 -      -              -              3,440     1.19         4,898
     2.05 % Variable Account Charge                 -      -              -            204,521     1.19       291,199
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge                 -      -              -                  -        -             -
     2.20 % Variable Account Charge                 -      -              -             10,913     1.19        15,538
     2.25 % Variable Account Charge                 -      -              -                  -        -             -
     2.30 % Variable Account Charge                 -      -              -             63,867     1.18        90,934
     2.35 % Variable Account Charge                 -      -              -              4,776     1.18         6,800
     2.40 % Variable Account Charge                 -      -              -             10,300     1.18        14,666
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge                 -      -              -                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge                 -      -              -             25,356     1.18        36,102
   MultiOption Classic/Achiever             1,811,358   0.58      1,049,543         16,513,505     1.04    17,119,870
   MultiOption Flex/Single/Select           2,240,974   0.58      1,307,154         16,418,281     1.04    17,147,345
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                            4,275,603             2,493,440         41,197,786             45,868,903
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             FIDELITY VIP EQUITY-INCOME                   FIDELITY VIP MID-CAP
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                 439,252   1.28        562,852            457,616     1.86       850,908
   MultiOption Advisor
     1.20 % Variable Account Charge        12,175,897   1.35     16,472,629          2,423,114     1.68     4,061,349
     1.35 % Variable Account Charge         4,911,473   1.35      6,643,656          1,450,448     1.67     2,430,565
     1.45 % Variable Account Charge         1,296,829   1.35      1,754,197            181,006     1.67       303,318
     1.50 % Variable Account Charge         6,573,300   1.34      8,891,578          1,362,874     1.66     2,283,814
     1.55 % Variable Account Charge           366,035   1.38        495,129             63,256     1.71       106,000
     1.60 % Variable Account Charge           211,201   1.37        285,688              7,017     1.71        11,758
     1.65 % Variable Account Charge         5,203,621   1.37      7,038,839          1,196,091     1.70     2,004,330
     1.70 % Variable Account Charge            71,729   1.37         97,027              3,281     1.70         5,499
     1.75 % Variable Account Charge         1,063,776   1.37      1,438,950            141,405     1.70       236,956
     1.80 % Variable Account Charge           834,201   1.37      1,128,408            107,457     1.70       180,069
     1.85 % Variable Account Charge           423,208   1.37        572,465             98,497     1.70       165,055
     1.90 % Variable Account Charge           238,707   1.19        322,895                  -        -             -
     1.95 % Variable Account Charge           757,731   1.18      1,024,968             73,403     1.34       123,004
     2.00 % Variable Account Charge            71,115   1.18         96,196              6,791     1.34        11,381
     2.05 % Variable Account Charge           702,107   1.18        949,727            145,727     1.34       244,200
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge           198,209   1.18        268,114             14,081     1.34        23,596
     2.20 % Variable Account Charge           151,168   1.18        204,483             14,107     1.34        23,640
     2.25 % Variable Account Charge           142,379   1.18        192,594                  -        -             -
     2.30 % Variable Account Charge           142,466   1.18        192,710             59,733     1.34       100,097
     2.35 % Variable Account Charge             4,934   1.18          6,674                  -        -             -
     2.40 % Variable Account Charge            61,225   1.18         82,818             10,202     1.33        17,096
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge            18,200   1.18         24,618                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge            39,779   1.17         53,809                  -        -             -
   MultiOption Classic/Achiever            18,931,006   1.20     22,808,147          9,708,842     1.75    16,974,211
   MultiOption Flex/Single/Select          16,857,694   1.21     20,461,287          9,744,607     1.76    17,163,022
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           71,887,242            92,070,458         27,269,555             47,319,868
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                  FRANKLIN LARGE
                                               CAP GROWTH SECURITIES               FRANKLIN MUTUAL SHARES SECURITIES
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity
   MegAnnuity                                       -      -              -                  -        -             -
   MultiOption Advisor                              -      -              -                  -        -             -
     1.20 % Variable Account Charge           625,835   1.27        794,977            733,543     1.35       992,022
     1.35 % Variable Account Charge           437,111   1.27        555,243            631,624     1.35       854,033
     1.45 % Variable Account Charge            15,008   1.26         19,064             52,742     1.35        71,313
     1.50 % Variable Account Charge           256,475   1.26        325,789            676,052     1.34       914,105
     1.55 % Variable Account Charge            17,567   1.28         22,314             19,930     1.33        26,947
     1.60 % Variable Account Charge            15,051   1.28         19,118                  -        -             -
     1.65 % Variable Account Charge           372,121   1.27        472,689            241,367     1.32       326,358
     1.70 % Variable Account Charge            20,435   1.27         25,958                  -        -             -
     1.75 % Variable Account Charge            30,339   1.27         38,538             91,706     1.32       123,998
     1.80 % Variable Account Charge            18,984   1.27         24,114            130,336     1.32       176,230
     1.85 % Variable Account Charge            33,559   1.27         42,628             28,953     1.32        39,147
     1.90 % Variable Account Charge                 -      -              -                  -        -             -
     1.95 % Variable Account Charge             1,269   1.12          1,612             72,126     1.19        97,523
     2.00 % Variable Account Charge                 -      -              -              3,944     1.19         5,333
     2.05 % Variable Account Charge            30,713   1.11         39,014             77,514     1.19       104,808
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge                 -      -              -                  -        -             -
     2.20 % Variable Account Charge                 -      -              -                  -        -             -
     2.25 % Variable Account Charge                 -      -              -                  -        -             -
     2.30 % Variable Account Charge                 -      -              -                 68     1.18            92
     2.35 % Variable Account Charge                 -      -              -                  -        -             -
     2.40 % Variable Account Charge                 -      -              -              6,036     1.18         8,162
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge                 -      -              -                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge                 -      -              -                  -        -             -
   MultiOption Classic/Achiever               594,301   1.09        648,887          1,989,072     1.16     2,303,178
   MultiOption Flex/Single/Select                   -      -              -                  -        -             -
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----     ---------
                                            2,468,768             3,029,945          4,755,013              6,043,249
                                          -----------  -----     ----------        -----------    -----     ---------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                                                        TEMPLETON DEVELOPING
                                                 FRANKLIN SMALL CAP                      MARKETS SECURITIES
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
Contracts
   Adjustable Income Annuity                        -      -              -                  -        -             -
   MegAnnuity                                 399,603   0.74        297,200            649,033     1.00       646,477
   MultiOption Advisor
     1.20 % Variable Account Charge         1,095,875   1.42      1,552,410            967,328     1.81     1,747,308
     1.35 % Variable Account Charge           452,413   1.41        640,787            364,793     1.80       658,807
     1.45 % Variable Account Charge            15,082   1.41         21,362             59,201     1.80       106,916
     1.50 % Variable Account Charge           633,145   1.41        896,772            593,571     1.79     1,071,974
     1.55 % Variable Account Charge            62,165   1.45         88,049             64,008     1.78       115,596
     1.60 % Variable Account Charge                 -      -              -              5,309     1.77         9,587
     1.65 % Variable Account Charge           541,409   1.44        766,839            335,022     1.77       605,042
     1.70 % Variable Account Charge                 -      -              -              3,155     1.77         5,697
     1.75 % Variable Account Charge           121,605   1.44        172,238             29,480     1.77        53,240
     1.80 % Variable Account Charge            40,696   1.44         57,641             74,375     1.77       134,319
     1.85 % Variable Account Charge            54,549   1.44         77,263             21,915     1.77        39,578
     1.90 % Variable Account Charge                 -      -              -                192     1.35           347
     1.95 % Variable Account Charge            14,344   1.15         20,316             12,951     1.34        23,389
     2.00 % Variable Account Charge             8,728   1.15         12,362              3,789     1.34         6,843
     2.05 % Variable Account Charge             6,047   1.15          8,565             46,516     1.34        84,007
     2.10 % Variable Account Charge                 -      -              -                  -        -             -
     2.15 % Variable Account Charge                 -      -              -                  -        -             -
     2.20 % Variable Account Charge             4,033   1.15          5,713              5,341     1.34         9,646
     2.25 % Variable Account Charge                 -      -              -                  -        -             -
     2.30 % Variable Account Charge             9,436   1.15         13,365              9,961     1.34        17,990
     2.35 % Variable Account Charge                 -      -              -              2,158     1.34         3,898
     2.40 % Variable Account Charge                 -      -              -              5,168     1.34         9,334
     2.45 % Variable Account Charge                 -      -              -                  -        -             -
     2.50 % Variable Account Charge                 -      -              -                  -        -             -
     2.55 % Variable Account Charge                 -      -              -                  -        -             -
     2.60 % Variable Account Charge                 -      -              -                  -        -             -
     2.65 % Variable Account Charge                 -      -              -                  -        -             -
   MultiOption Classic/Achiever             9,343,826   0.70      6,574,632          3,884,795     1.33     5,174,438
   MultiOption Flex/Single/Select           8,237,533   0.71      5,834,781          8,709,295     0.92     7,976,677
   Waddell and Reed Variable Annuity                -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                           21,040,489            17,040,295         15,847,356             18,501,110
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                          TEMPLETON GLOBAL ASSET ALLOCATION               JANUS ASPEN BALANCED
                                          ---------------------------------        ----------------------------------
                                             Units                                    Units
                                          Outstanding   AUV      Net Assets        Outstanding     AUV     Net Assets
                                          -----------  -----     ----------        -----------    -----    ----------
 Contracts
    Adjustable Income Annuity                       -      -              -                  -        -             -
    MegAnnuity                                376,676   1.27        479,179                  -        -             -
    MultiOption Advisor
      1.20 % Variable Account Charge                -      -              -          1,000,508     1.19     1,186,466
      1.35 % Variable Account Charge                -      -              -            258,244     1.18       306,203
      1.45 % Variable Account Charge                -      -              -              6,005     1.18         7,120
      1.50 % Variable Account Charge                -      -              -            564,213     1.18       668,993
      1.55 % Variable Account Charge                -      -              -                  -        -             -
      1.60 % Variable Account Charge                -      -              -                  -        -             -
      1.65 % Variable Account Charge                -      -              -            144,922     1.16       171,835
      1.70 % Variable Account Charge                -      -              -                  -        -             -
      1.75 % Variable Account Charge                -      -              -             19,355     1.16        22,949
      1.80 % Variable Account Charge                -      -              -             14,767     1.16        17,509
      1.85 % Variable Account Charge                -      -              -              4,819     1.16         5,713
      1.90 % Variable Account Charge                -      -              -                  -        -             -
      1.95 % Variable Account Charge                -      -              -                  -        -             -
      2.00 % Variable Account Charge                -      -              -              4,136     1.10         4,904
      2.05 % Variable Account Charge                -      -              -             28,229     1.10        33,472
      2.10 % Variable Account Charge                -      -              -                  -        -             -
      2.15 % Variable Account Charge                -      -              -                  -        -             -
      2.20 % Variable Account Charge                -      -              -                  -        -             -
      2.25 % Variable Account Charge                -      -              -                  -        -             -
      2.30 % Variable Account Charge                -      -              -                  -        -             -
      2.35 % Variable Account Charge                -      -              -                  -        -             -
      2.40 % Variable Account Charge                -      -              -             10,979     1.10        13,018
      2.45 % Variable Account Charge                -      -              -                  -        -             -
      2.50 % Variable Account Charge                -      -              -                  -        -             -
      2.55 % Variable Account Charge                -      -              -                  -        -             -
      2.60 % Variable Account Charge                -      -              -                  -        -             -
      2.65 % Variable Account Charge                -      -              -                  -        -             -
    MultiOption Classic/Achiever            3,031,549   1.20      3,648,558            893,503     1.10       986,760
    MultiOption Flex/Single/Select          2,965,506   1.21      3,592,982                  -        -             -
    Waddell and Reed Variable Annuity               -      -              -                  -        -             -
                                          -----------  -----     ----------        -----------    -----    ----------
                                            6,373,731             7,720,719          2,949,680              3,424,942
                                          -----------  -----     ----------        -----------    -----    ----------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                     JANUS ASPEN CAPITAL APPRECIATION      JANUS INTERNATIONAL GROWTH
                                     --------------------------------   -------------------------------
                                        Units                             Units
                                     Outstanding   AUV     Net Assets   Outstanding   AUV    Net Assets
                                     -----------   ----    ----------   -----------   ----   ----------
Contracts
 Adjustable Income Annuity                     -      -             -             -      -            -
 MegAnnuity                              531,620   0.76       401,748       599,490   0.75      449,357
 MultiOption Advisor
    1.20 % Variable Account Charge       490,845   1.33       650,695     1,357,080   1.53    2,083,531
    1.35 % Variable Account Charge       266,491   1.32       353,234       509,541   1.53      781,992
    1.45 % Variable Account Charge           187   1.32           248        79,286   1.53      121,680
    1.50 % Variable Account Charge       420,482   1.32       557,349       381,986   1.52      586,234
    1.55 % Variable Account Charge        23,274   1.35        30,850        38,679   1.58       59,361
    1.60 % Variable Account Charge        27,068   1.35        35,879        20,125   1.58       30,886
    1.65 % Variable Account Charge       120,784   1.35       160,099       552,485   1.58      847,899
    1.70 % Variable Account Charge             -      -             -        17,578   1.58       26,977
    1.75 % Variable Account Charge        84,455   1.35       111,946        40,428   1.58       62,045
    1.80 % Variable Account Charge         3,315   1.35         4,394       142,473   1.58      218,653
    1.85 % Variable Account Charge             -      -             -        13,345   1.57       20,481
    1.90 % Variable Account Charge             -      -             -             -      -            -
    1.95 % Variable Account Charge             -      -             -        34,146   1.22       52,404
    2.00 % Variable Account Charge         3,687   1.21         4,887        14,227   1.22       21,834
    2.05 % Variable Account Charge       168,018   1.20       222,708        87,965   1.22      135,001
    2.10 % Variable Account Charge             -      -             -             -      -            -
    2.15 % Variable Account Charge             -      -             -         9,585   1.22       14,711
    2.20 % Variable Account Charge             -      -             -        17,629   1.22       27,056
    2.25 % Variable Account Charge             -      -             -        29,593   1.22       45,416
    2.30 % Variable Account Charge             -      -             -        15,922   1.22       24,435
    2.35 % Variable Account Charge             -      -             -             -      -            -
    2.40 % Variable Account Charge         1,938   1.20         2,569         2,298   1.22        3,527
    2.45 % Variable Account Charge             -      -             -             -      -            -
    2.50 % Variable Account Charge             -      -             -             -      -            -
    2.55 % Variable Account Charge             -      -             -             -      -            -
    2.60 % Variable Account Charge             -      -             -             -      -            -
    2.65 % Variable Account Charge             -      -             -             -      -            -
 MultiOption Classic/Achiever         13,688,074   0.71     9,725,361    12,717,095   0.70    8,962,477
 MultiOption Flex/Single/Select       12,257,256   0.72     8,773,394     9,935,669   0.71    7,055,957
 Waddell and Reed Variable Annuity             -      -             -             -      -            -
                                      ----------           ----------    ----------          ----------
                                      28,087,494           21,035,361    26,616,625          21,631,914
                                      ----------           ----------    ----------          ----------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                       MFS INVESTORS GROWTH STOCK         MFS MID CAP GROWTH
                                      -----------------------------  -----------------------------
                                         Units                          Units
                                      Outstanding  AUV   Net Assets  Outstanding  AUV   Net Assets
                                      -----------  ----  ----------  -----------  ----  ----------
Contracts
   Adjustable Income Annuity                   -      -           -           -      -           -
   MegAnnuity                                  -      -           -           -      -           -
   MultiOption Advisor
      1.20 % Variable Account Charge     213,414   1.24     264,585     336,594   1.45     489,769
      1.35 % Variable Account Charge     131,435   1.24     162,927     130,385   1.45     189,686
      1.45 % Variable Account Charge      29,105   1.23      36,079         998   1.45       1,452
      1.50 % Variable Account Charge     141,463   1.23     175,357     161,473   1.44     234,913
      1.55 % Variable Account Charge      12,727   1.23      15,777      28,599   1.43      41,606
      1.60 % Variable Account Charge           -      -           -           -      -           -
      1.65 % Variable Account Charge      52,109   1.23      64,594      68,350   1.43      99,437
      1.70 % Variable Account Charge           -      -           -      12,780   1.43      18,593
      1.75 % Variable Account Charge      38,990   1.22      48,332      10,099   1.43      14,692
      1.80 % Variable Account Charge      31,283   1.22      38,779       8,666   1.43      12,608
      1.85 % Variable Account Charge       2,114   1.22       2,620           -      -           -
      1.90 % Variable Account Charge           -      -           -           -      -           -
      1.95 % Variable Account Charge           -      -           -           -      -           -
      2.00 % Variable Account Charge           -      -           -           -      -           -
      2.05 % Variable Account Charge           -      -           -           -      -           -
      2.10 % Variable Account Charge           -      -           -           -      -           -
      2.15 % Variable Account Charge           -      -           -       4,544   1.17       6,611
      2.20 % Variable Account Charge           -      -           -           -      -           -
      2.25 % Variable Account Charge           -      -           -           -      -           -
      2.30 % Variable Account Charge           -      -           -           -      -           -
      2.35 % Variable Account Charge           -      -           -           -      -           -
      2.40 % Variable Account Charge           -      -           -           -      -           -
      2.45 % Variable Account Charge           -      -           -           -      -           -
      2.50 % Variable Account Charge           -      -           -           -      -           -
      2.55 % Variable Account Charge           -      -           -           -      -           -
      2.60 % Variable Account Charge           -      -           -           -      -           -
      2.65 % Variable Account Charge           -      -           -           -      -           -
   MultiOption Classic/Achiever          614,966   1.02     625,931     466,280   1.08     503,148
   MultiOption Flex/Single/Select              -      -           -           -      -           -
   Waddell and Reed Variable Annuity           -      -           -           -      -           -
                                       ---------         ----------   ---------         ----------
                                       1,267,606          1,434,981   1,228,768          1,612,515
                                       ---------         ----------   ---------         ----------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             MFS NEW DISCOVERY                MFS VALUE
                                      -----------------------------  -----------------------------
                                         Units                          Units
                                      Outstanding  AUV   Net Assets  Outstanding  AUV   Net Assets
                                      -----------  ----  ----------  -----------  ----  ----------
Contracts
   Adjustable Income Annuity                    -     -           -            -     -           -
   MegAnnuity                                   -     -           -            -     -           -
   MultiOption Advisor
      1.20 % Variable Account Charge    2,214,794  1.35   2,994,569      429,318  1.35     581,722
      1.35 % Variable Account Charge    1,023,167  1.35   1,383,052      289,933  1.35     392,779
      1.45 % Variable Account Charge      277,056  1.35     374,506        2,926  1.35       3,964
      1.50 % Variable Account Charge    1,398,160  1.34   1,889,944      367,813  1.35     498,285
      1.55 % Variable Account Charge       96,350  1.33     130,240       64,444  1.38      87,304
      1.60 % Variable Account Charge       23,116  1.33      31,247            -     -           -
      1.65 % Variable Account Charge    1,154,037  1.33   1,559,954      111,139  1.38     150,563
      1.70 % Variable Account Charge        4,301  1.33       5,813            -     -           -
      1.75 % Variable Account Charge      104,962  1.33     141,881       18,571  1.38      25,158
      1.80 % Variable Account Charge      177,031  1.32     239,299       43,371  1.37      58,756
      1.85 % Variable Account Charge      100,007  1.32     135,183       11,479  1.37      15,551
      1.90 % Variable Account Charge       70,205  1.07      94,898            -     -           -
      1.95 % Variable Account Charge      211,001  1.06     285,217            -     -           -
      2.00 % Variable Account Charge        3,207  1.06       4,335            -     -           -
      2.05 % Variable Account Charge      159,697  1.06     215,868      163,278  1.23     221,196
      2.10 % Variable Account Charge            -     -           -            -     -           -
      2.15 % Variable Account Charge       42,366  1.06      57,268            -     -           -
      2.20 % Variable Account Charge       20,019  1.06      27,060            -     -           -
      2.25 % Variable Account Charge            -     -           -            -     -           -
      2.30 % Variable Account Charge       24,538  1.06      33,168            -     -           -
      2.35 % Variable Account Charge            -     -           -            -     -           -
      2.40 % Variable Account Charge       16,773  1.06      22,673            -     -           -
      2.45 % Variable Account Charge            -     -           -            -     -           -
      2.50 % Variable Account Charge            -     -           -            -     -           -
      2.55 % Variable Account Charge        2,850  1.05       3,853            -     -           -
      2.60 % Variable Account Charge            -     -           -            -     -           -
      2.65 % Variable Account Charge       10,159  1.05      13,732            -     -           -
   MultiOption Classic/Achiever         1,933,655  1.03   1,991,403    1,562,334  1.16   1,810,711
   MultiOption Flex/Single/Select               -     -           -            -     -          -
   Waddell and Reed Variable Annuity            -     -           -            -     -          -
                                        ---------        ----------    ---------         ---------
                                        9,067,451        11,635,163    3,064,606         3,845,989
                                        ---------        ----------   ----------         ---------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                         OPPENHEIMER CAPITAL APPRECIATION       OPPENHEIMER HIGH INCOME
                                         --------------------------------   -------------------------------
                                            Units                              Units
                                         Outstanding    AUV    Net Assets   Outstanding   AUV    Net Assets
                                         -----------   -----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                        -       -            -             -      -            -
  MegAnnuity                                       -       -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge       673,525    1.29      870,543     3,216,830   1.29    4,136,390
        1.35 % Variable Account Charge       751,742    1.29      971,507     1,655,540   1.28    2,128,414
        1.45 % Variable Account Charge        31,278    1.29       40,422       448,019   1.28      575,987
        1.50 % Variable Account Charge       173,296    1.28      223,957     2,736,329   1.28    3,517,909
        1.55 % Variable Account Charge        76,316    1.29       98,627        92,382   1.18      118,770
        1.60 % Variable Account Charge        14,789    1.29       19,113        57,073   1.18       73,374
        1.65 % Variable Account Charge       210,550    1.29      272,102     1,127,305   1.18    1,449,299
        1.70 % Variable Account Charge             -       -            -        35,912   1.18       46,170
        1.75 % Variable Account Charge             -       -            -       403,333   1.18      518,538
        1.80 % Variable Account Charge        15,861    1.28       20,498       197,729   1.18      254,207
        1.85 % Variable Account Charge        28,078    1.28       36,287       100,580   1.18      129,309
        1.90 % Variable Account Charge             -       -            -        77,562   1.11       99,716
        1.95 % Variable Account Charge        30,763    1.11       39,757       300,420   1.10      386,230
        2.00 % Variable Account Charge         6,249    1.11        8,075        15,563   1.10       20,008
        2.05 % Variable Account Charge        13,206    1.11       17,067       185,643   1.10      238,669
        2.10 % Variable Account Charge             -       -            -             -      -            -
        2.15 % Variable Account Charge        20,071    1.11       25,939        73,250   1.10       94,173
        2.20 % Variable Account Charge         8,503    1.11       10,989        54,179   1.10       69,654
        2.25 % Variable Account Charge             -       -            -        46,855   1.10       60,238
        2.30 % Variable Account Charge         2,070    1.10        2,675        56,494   1.10       72,631
        2.35 % Variable Account Charge             -       -            -             -      -            -
        2.40 % Variable Account Charge         4,660    1.10        6,023         3,953   1.10        5,082
        2.45 % Variable Account Charge             -       -            -             -      -            -
        2.50 % Variable Account Charge             -       -            -             -      -            -
        2.55 % Variable Account Charge             -       -            -         6,278   1.09        8,071
        2.60 % Variable Account Charge             -       -            -             -      -            -
        2.65 % Variable Account Charge             -       -            -        13,479   1.09       17,329
  MultiOption Classic/Achiever            1 ,976,229    1.06    2,102,654     2,405,372   1.24    2,979,806
  MultiOption Flex/Single/Select                   -       -            -             -      -            -
  Waddell and Reed Variable Annuity                -       -            -             -      -            -
                                         -----------    ----   ----------   -----------   ----   ----------
                                           4,037,186            4,766,235    13,310,080          16,999,974
                                         -----------    ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           OPPENHEIMER INTERNATIONAL GROWTH    PUTNAM VT GROWTH AND INCOME
                                           --------------------------------  -------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                         -      -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge         673,232   1.63    1,094,345       440,423   1.31      578,832
        1.35 % Variable Account Charge         508,339   1.62      826,161       153,052   1.31      201,132
        1.45 % Variable Account Charge          36,763   1.62       59,747         4,633   1.31        6,088
        1.50 % Variable Account Charge         256,975   1.61      417,641       190,596   1.31      250,470
        1.55 % Variable Account Charge          33,685   1.70       54,745             -      -            -
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge         463,185   1.69      752,777        96,869   1.34      127,300
        1.70 % Variable Account Charge               -      -            -        20,698   1.34       27,200
        1.75 % Variable Account Charge          55,063   1.69       89,489        18,765   1.34       24,660
        1.80 % Variable Account Charge          84,192   1.69      136,830             -      -            -
        1.85 % Variable Account Charge          10,360   1.69       16,837        19,578   1.34       25,728
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge          20,680   1.23       33,609             -      -            -
        2.00 % Variable Account Charge               -      -            -             -      -            -
        2.05 % Variable Account Charge           2,374   1.23        3,858         6,490   1.17        8,528
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge          13,406   1.23       21,788             -      -            -
        2.20 % Variable Account Charge          10,406   1.23       16,912             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge           6,883   1.22       11,186             -      -            -
        2.35 % Variable Account Charge           2,195   1.22        3,568             -      -            -
        2.40 % Variable Account Charge               -      -            -             -      -            -
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever               1,170,846   1.17    1,366,288       536,912   1.12      602,197
  MultiOption Flex/Single/Select                     -      -            -             -      -            -
  Waddell and Reed Variable Annuity                  -      -            -             -      -            -
                                          ------------   ----   ----------   -----------   ----   ----------
                                             3,348,584           4,905,781     1,488,016           1,852,135
                                          ------------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                            PUTNAM VT INTERNATIONAL GROWTH     PUTNAM VT NEW OPPORTUNITIES
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                         -      -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge       1,894,571   1.43    2,705,635        35,473   1.36       48,275
        1.35 % Variable Account Charge       1,211,494   1.42    1,729,668        42,399   1.36       57,693
        1.45 % Variable Account Charge         340,209   1.42      485,722             -      -            -
        1.50 % Variable Account Charge       1,420,434   1.42    2,027,975        59,411   1.35       80,842
        1.55 % Variable Account Charge          56,172   1.45       80,198             -      -            -
        1.60 % Variable Account Charge          28,910   1.45       41,275             -      -            -
        1.65 % Variable Account Charge         670,831   1.45      957,756        21,507   1.33       29,266
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge         122,751   1.44      175,253             -      -            -
        1.80 % Variable Account Charge          91,840   1.44      131,121             -      -            -
        1.85 % Variable Account Charge         110,744   1.44      158,111             -      -            -
        1.90 % Variable Account Charge          66,096   1.23       94,367             -      -            -
        1.95 % Variable Account Charge         159,988   1.23      228,417         3,918   1.12        5,331
        2.00 % Variable Account Charge           7,254   1.23       10,356             -      -            -
        2.05 % Variable Account Charge         126,829   1.22      181,075        14,737   1.12       20,054
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge          38,942   1.22       55,598             -      -            -
        2.20 % Variable Account Charge          12,173   1.22       17,380             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge          14,627   1.22       20,883             -      -            -
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge          17,457   1.22       24,924             -      -            -
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge           7,402   1.22       10,568             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge          13,424   1.22       19,166             -      -            -
  MultiOption Classic/Achiever               2,063,243   1.18    2,425,547       111,326   1.08      120,275
  MultiOption Flex/Single/Select                     -      -            -             -      -            -
  Waddell and Reed Variable Annuity                  -      -            -             -      -            -
                                           -----------   ----   ----------   -----------   ----   ----------
                                             8,475,391          11,580,995       288,771             361,736
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                 PUTNAM VT NEW VALUE                PUTNAM VT VOYAGER
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                         -      -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge         244,416   1.41      344,958       134,217   1.22      163,654
        1.35 % Variable Account Charge         209,351   1.41      295,409        59,115   1.21       71,998
        1.45 % Variable Account Charge           1,386   1.40        1,955        11,887   1.21       14,477
        1.50 % Variable Account Charge         546,196   1.40      770,722        76,797   1.21       93,533
        1.55 % Variable Account Charge          27,245   1.47       38,444         4,556   1.21        5,548
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge         121,977   1.46      172,118        64,897   1.21       79,039
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge           4,366   1.46        6,161        30,046   1.21       36,593
        1.80 % Variable Account Charge          10,719   1.46       15,125             -      -            -
        1.85 % Variable Account Charge          23,398   1.46       33,016         2,093   1.21        2,549
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge               -      -            -             -      -            -
        2.00 % Variable Account Charge               -      -            -             -      -            -
        2.05 % Variable Account Charge               -      -            -             -      -            -
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge               -      -            -             -      -            -
        2.20 % Variable Account Charge               -      -            -             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge               -      -            -        15,634   1.05       19,041
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge               -      -            -             -      -            -
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever                 429,495   1.24      531,962       413,787   1.00      412,337
  MultiOption Flex/Single/Select                     -      -            -             -      -            -
  Waddell and Reed Variable Annuity                  -      -            -             -      -            -
                                           -----------   ----   ----------   -----------   ----   ----------
                                             1,618,549           2,209,870       813,029             898,769
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                 VAN KAMPEN COMSTOCK           VAN KAMPEN EMERGING GROWTH
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding    AUV   Net Assets   Outstanding    AUV   Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                         -      -            -             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge         705,527   1.42    1,004,260        53,734   1.26       67,693
        1.35 % Variable Account Charge         908,628   1.42    1,293,063        82,490   1.26      103,897
        1.45 % Variable Account Charge          85,100   1.42      121,105           498   1.25          628
        1.50 % Variable Account Charge         573,569   1.41      816,242        23,230   1.25       29,258
        1.55 % Variable Account Charge          32,574   1.45       46,356         6,771   1.25        8,529
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge         451,745   1.44      642,876        35,170   1.24       44,298
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge          17,150   1.44       24,406             -      -            -
        1.80 % Variable Account Charge         108,163   1.44      153,926             -      -            -
        1.85 % Variable Account Charge          30,368   1.44       43,216             -      -            -
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge               -      -            -             -      -            -
        2.00 % Variable Account Charge           7,745   1.24       11,022             -      -            -
        2.05 % Variable Account Charge         173,898   1.24      247,472             -      -            -
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge               -      -            -             -      -            -
        2.20 % Variable Account Charge          31,824   1.23       45,288             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge          24,437   1.23       34,776             -      -            -
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge           4,654   1.23        6,623             -      -            -
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever                       -      -            -             -      -            -
  MultiOption Flex/Single/Select                     -      -            -             -      -            -
  Waddell and Reed Variable Annuity                  -      -            -             -      -            -
                                           -----------   ----   ----------   -----------   ----   ----------
                                             3,155,382           4,490,631       201,893             254,303
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED


                                             VAN KAMPEN GROWTH AND INCOME        WADDELL & REED BALANCED
                                           -------------------------------   --------------------------------
                                              Units                             Units
                                           Outstanding    AUV   Net Assets   Outstanding    AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   -----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -             -
  MegAnnuity                                         -      -            -     1,306,293   3.90     5,092,207
  MultiOption Advisor
        1.20 % Variable Account Charge         187,806   1.37      257,021     1,242,649   1.15     1,423,647
        1.35 % Variable Account Charge         292,950   1.36      400,853       532,789   1.14       610,209
        1.45 % Variable Account Charge           3,226   1.36        4,414        27,563   1.14        31,568
        1.50 % Variable Account Charge         104,067   1.36      142,398     3,108,825   1.14     3,560,565
        1.55 % Variable Account Charge               -      -            -         8,449   1.14         9,677
        1.60 % Variable Account Charge               -      -            -        22,681   1.14        25,977
        1.65 % Variable Account Charge          89,303   1.39      122,196     1,408,023   1.14     1,612,621
        1.70 % Variable Account Charge               -      -            -             -      -             -
        1.75 % Variable Account Charge          35,013   1.39       47,909       114,132   1.14       130,716
        1.80 % Variable Account Charge           9,233   1.39       12,634             -      -             -
        1.85 % Variable Account Charge           7,852   1.39       10,744       139,394   1.14       159,649
        1.90 % Variable Account Charge               -      -            -        36,701   1.13        42,034
        1.95 % Variable Account Charge               -      -            -        54,404   1.12        62,310
        2.00 % Variable Account Charge               -      -            -         4,599   1.12         5,268
        2.05 % Variable Account Charge               -      -            -        32,851   1.12        37,624
        2.10 % Variable Account Charge               -      -            -             -      -             -
        2.15 % Variable Account Charge               -      -            -             -      -             -
        2.20 % Variable Account Charge               -      -            -             -      -             -
        2.25 % Variable Account Charge               -      -            -             -      -             -
        2.30 % Variable Account Charge               -      -            -         4,538   1.12         5,198
        2.35 % Variable Account Charge               -      -            -             -      -             -
        2.40 % Variable Account Charge               -      -            -         7,028   1.12         8,049
        2.45 % Variable Account Charge               -      -            -             -      -             -
        2.50 % Variable Account Charge               -      -            -             -      -             -
        2.55 % Variable Account Charge               -      -            -             -      -             -
        2.60 % Variable Account Charge               -      -            -             -      -             -
        2.65 % Variable Account Charge               -      -            -             -      -             -
  MultiOption Classic/Achiever                       -      -            -    20,073,642   0.95    19,098,244
  MultiOption Flex/Single/Select                     -      -            -    49,928,741   3.90   194,747,842
  Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge               -      -            -       323,954   1.09       351,731
        1.35 % Variable Account Charge               -      -            -             -   1.08             -
        1.40 % Variable Account Charge               -      -            -        83,909   1.08        91,083
        1.50 % Variable Account Charge               -      -            -             -   1.08             -
        1.60 % Variable Account Charge               -      -            -       189,181   1.08       205,356
        1.65 % Variable Account Charge               -      -            -        59,373   1.08        64,450
        1.75 % Variable Account Charge               -      -            -       476,106   1.08       516,815
        1.85 % Variable Account Charge               -      -            -       175,546   1.08       190,556
        1.90 % Variable Account Charge               -      -            -       200,760   1.08       217,925
        2.00 % Variable Account Charge               -      -            -        12,355   1.08        13,411
        2.10 % Variable Account Charge               -      -            -        48,368   1.08        52,503
        2.15 % Variable Account Charge               -      -            -             -   1.08             -
        2.25 % Variable Account Charge               -      -            -             -   1.08             -
        2.35 % Variable Account Charge               -      -            -         4,210   1.08         4,569
                                           -----------   ----   ----------   -----------   ----   ----------
                                               729,450             998,169    79,627,064          228,371,804
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                WADDELL & REED GROWTH          WADDELL & REED INTERNATIONAL II
                                           --------------------------------   --------------------------------
                                              Units                              Units
                                           Outstanding   AUV     Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----    ----------   -----------   ----   -----------
Contracts
  Adjustable Income Annuity                          -      -             -             -      -             -
  MegAnnuity                                 3,046,480   2.98     9,088,926     1,626,427   3.39     5,517,995
  MultiOption Advisor
        1.20 % Variable Account Charge         408,391   1.09       444,100     5,193,099   1.68     8,714,485
        1.35 % Variable Account Charge         223,799   1.08       243,265     2,306,885   1.67     3,870,417
        1.45 % Variable Account Charge           7,285   1.08         7,919       510,713   1.67       856,857
        1.50 % Variable Account Charge       1,450,216   1.08     1,576,361     3,792,773   1.67     6,363,393
        1.55 % Variable Account Charge          15,979   1.08        17,369       172,654   1.72       289,673
        1.60 % Variable Account Charge               -      -             -        91,982   1.71       154,325
        1.65 % Variable Account Charge         997,292   1.08     1,084,041     3,055,751   1.71     5,126,841
        1.70 % Variable Account Charge               -      -             -        32,720   1.71        54,897
        1.75 % Variable Account Charge          20,551   1.08        22,339       231,193   1.71       387,888
        1.80 % Variable Account Charge           4,109   1.08         4,467       388,470   1.71       651,763
        1.85 % Variable Account Charge          89,533   1.08        97,321       184,398   1.71       309,377
        1.90 % Variable Account Charge               -      -             -        93,865   1.32       157,484
        1.95 % Variable Account Charge          79,232   1.06        86,124       368,063   1.31       617,525
        2.00 % Variable Account Charge           9,713   1.06        10,558        28,638   1.31        48,048
        2.05 % Variable Account Charge          16,862   1.06        18,328       341,781   1.31       573,429
        2.10 % Variable Account Charge               -      -             -             -      -             -
        2.15 % Variable Account Charge               -      -             -        78,775   1.31       132,165
        2.20 % Variable Account Charge           9,169   1.06         9,966        71,315   1.31       119,651
        2.25 % Variable Account Charge               -      -             -        65,854   1.30       110,488
        2.30 % Variable Account Charge               -      -             -        44,627   1.30        74,874
        2.35 % Variable Account Charge               -      -             -             -      -             -
        2.40 % Variable Account Charge               -      -             -        29,521   1.30        49,530
        2.45 % Variable Account Charge               -      -             -             -      -             -
        2.50 % Variable Account Charge               -      -             -             -      -             -
        2.55 % Variable Account Charge               -      -             -         2,834   1.30         4,755
        2.60 % Variable Account Charge               -      -             -             -      -             -
        2.65 % Variable Account Charge               -      -             -         3,053   1.30         5,122
  MultiOption Classic/Achiever              27,025,049   0.62    16,701,539    14,651,290   1.32     9,381,654
  MultiOption Flex/Single/Select            39,424,396   3.53   139,259,694    40,145,110   3.01   120,647,881
  Waddell and Reed Variable Annuity
        1.25 % Variable Account                853,491   1.05       895,574       334,555   1.19       399,062
        1.35 % Variable Account Charge               -   1.05             -             -   1.19             -
        1.40 % Variable Account Charge         537,871   1.05       564,309       138,106   1.19       164,659
        1.50 % Variable Account Charge         474,844   1.05       498,184        30,162   1.19        35,962
        1.60 % Variable Account Charge         457,293   1.05       479,770       194,820   1.19       232,278
        1.65 % Variable Account Charge          30,952   1.05        32,473        19,078   1.19        22,746
        1.75 % Variable Account Charge       2,108,730   1.05     2,212,381       693,413   1.19       826,735
        1.85 % Variable Account Charge          82,561   1.05        86,620        30,922   1.19        36,867
        1.90 % Variable Account Charge       1,285,312   1.04     1,348,489       439,274   1.19       523,733
        2.00 % Variable Account Charge         190,389   1.04       199,747       110,973   1.19       132,310
        2.10 % Variable Account Charge         275,854   1.04       289,414       157,798   1.19       188,137
        2.15 % Variable Account Charge          78,051   1.04        81,888             -   1.19             -
        2.25 % Variable Account Charge          12,627   1.04        13,248         7,017   1.18         8,366
        2.35 % Variable Account Charge         166,332   1.04       174,508        57,894   1.18        69,026
                                           -----------   ----   -----------   -----------   ----   -----------
                                            79,382,363          175,548,922    75,725,803          176,860,398
                                           -----------   ----   -----------   -----------   ----   -----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           WADDELL & REED SMALL CAP GROWTH        WADDELL & REED VALUE
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                 1,439,431   2.34    3,364,266       793,157   2.43    1,929,059
  MultiOption Advisor
        1.20 % Variable Account Charge         734,842   1.22      894,841       376,198   1.25      468,829
        1.35 % Variable Account Charge         283,185   1.21      344,600       109,260   1.24      136,146
        1.45 % Variable Account Charge          38,221   1.21       46,510        19,604   1.24       24,427
        1.50 % Variable Account Charge         427,235   1.21      519,891       349,068   1.24      434,964
        1.55 % Variable Account Charge          28,178   1.21       34,290             -      -            -
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge         496,089   1.21      603,677       256,571   1.24      319,706
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge          47,634   1.21       57,965        24,759   1.24       30,852
        1.80 % Variable Account Charge          21,318   1.21       25,942         2,019   1.24        2,516
        1.85 % Variable Account Charge          61,690   1.21       75,069        43,191   1.23       53,819
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge          11,276   1.19       13,722        13,750   1.21       17,134
        2.00 % Variable Account Charge               -      -            -             -      -            -
        2.05 % Variable Account Charge          30,341   1.19       36,921        31,341   1.21       39,053
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge           8,486   1.18       10,326        29,428   1.21       36,670
        2.20 % Variable Account Charge           4,924   1.18        5,992             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge          18,900   1.18       22,998        25,760   1.21       32,099
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge             465   1.18          566         6,617   1.20        8,245
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever               9,012,183   1.14   10,294,299     6,825,470   1.02    6,977,227
  MultiOption Flex/Single/Select            30,436,113   2.10   63,906,035    27,037,872   2.16   58,476,426
  Waddell and Reed Variable Annuity
       1.25 % Variable Account Charge          300,173   1.12      336,334       637,855   1.11      710,669
       1.35 % Variable Account Charge                -   1.12            -             -   1.11            -
       1.40 % Variable Account Charge          168,526   1.12      188,877       413,726   1.11      460,694
       1.50 % Variable Account Charge           47,898   1.12       53,682        77,394   1.11       86,180
       1.60 % Variable Account Charge          195,640   1.12      219,265       336,284   1.11      374,460
       1.65 % Variable Account Charge           25,924   1.12       29,055        55,469   1.11       61,765
       1.75 % Variable Account Charge        1,136,611   1.12    1,273,865     1,412,938   1.11    1,573,339
       1.85 % Variable Account Charge           80,318   1.12       90,017        70,432   1.11       78,428
       1.90 % Variable Account Charge          750,242   1.12      840,840       937,412   1.11    1,043,830
       2.00 % Variable Account Charge          126,930   1.12      142,258       187,591   1.11      208,887
       2.10 % Variable Account Charge          201,889   1.11      226,269       318,127   1.11      354,241
       2.15 % Variable Account Charge           74,642   1.11       83,656        74,097   1.11       82,508
       2.25 % Variable Account Charge            2,782   1.11        3,118        12,351   1.11       13,753
       2.35 % Variable Account Charge           81,375   1.11       91,202        79,410   1.11       88,425
                                           -----------   ----   ----------   -----------   ----   ----------
                                            46,293,461          83,836,348    40,557,151          74,124,351
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                           WADDELL & REED MICRO-CAP GROWTH    WADDELL & REED SMALL CAP VALUE
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                   395,674   1.57      621,830     1,106,683   1.84    2,038,996
  MultiOption Advisor
        1.20 % Variable Account Charge         447,856   1.63      731,054     2,432,793   1.60    3,899,699
        1.35 % Variable Account Charge         183,198   1.63      299,005       829,993   1.60    1,330,253
        1.45 % Variable Account Charge           9,941   1.62       16,224        91,912   1.59      147,309
        1.50 % Variable Account Charge         478,281   1.62      780,620     1,262,547   1.59    2,023,520
        1.55 % Variable Account Charge             417   1.60          681        84,773   1.67      135,868
        1.60 % Variable Account Charge               -      -            -        39,748   1.66       63,705
        1.65 % Variable Account Charge         124,781   1.59      203,660     1,079,340   1.66    1,729,889
        1.70 % Variable Account Charge           1,575   1.59        2,571        20,364   1.66       32,638
        1.75 % Variable Account Charge          21,039   1.59       34,339       240,534   1.66      385,510
        1.80 % Variable Account Charge          67,996   1.59      110,979       203,863   1.66      326,738
        1.85 % Variable Account Charge           6,572   1.59       10,727        46,336   1.65       74,264
        1.90 % Variable Account Charge               -      -            -             -      -            -
        1.95 % Variable Account Charge               -      -            -        61,084   1.25       97,901
        2.00 % Variable Account Charge               -      -            -        14,613   1.25       23,420
        2.05 % Variable Account Charge               -      -            -       146,156   1.25      234,248
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge               -      -            -        13,437   1.25       21,536
        2.20 % Variable Account Charge               -      -            -        30,746   1.25       49,278
        2.25 % Variable Account Charge               -      -            -        38,991   1.25       62,492
        2.30 % Variable Account Charge             902   1.14        1,472        39,181   1.25       62,796
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge           1,099   1.13        1,794         9,837   1.25       15,767
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever               4,530,387   1.13    5,108,701     6,768,726   1.89   12,763,266
  MultiOption Flex/Single/Select             6,050,318   1.58    9,579,176    12,253,051   1.73   21,237,314
  Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge         177,065   1.12      197,888       321,559   1.12      361,686
        1.35 % Variable Account Charge               -   1.12            -             -   1.12            -
        1.40 % Variable Account Charge          77,142   1.12       86,269       342,801   1.12      385,444
        1.50 % Variable Account Charge          12,067   1.12       13,494        40,315   1.12       45,330
        1.60 % Variable Account Charge          15,651   1.12       17,502       198,697   1.12      223,415
        1.65 % Variable Account Charge          26,806   1.12       29,978        29,263   1.12       32,903
        1.75 % Variable Account Charge         409,318   1.11      457,749       919,312   1.12    1,033,671
        1.85 % Variable Account Charge          56,529   1.11       63,217        28,334   1.12       31,859
        1.90 % Variable Account Charge         268,294   1.11      300,038       410,162   1.12      461,185
        2.00 % Variable Account Charge          92,621   1.11      103,580       173,397   1.12      194,967
        2.10 % Variable Account Charge          74,497   1.11       83,311       145,413   1.12      163,502
        2.15 % Variable Account Charge               -   1.11            -             -   1.12            -
        2.25 % Variable Account Charge               -   1.11            -         7,435   1.12        8,360
        2.35 % Variable Account Charge          21,831   1.11       24,414        80,365   1.12       90,363
                                           -----------   ----   ----------   -----------   ----   ----------
                                            13,551,857          18,880,273    29,511,761          49,789,092
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             WADDELL & REED CORE EQUITY       WADDELL & REED ASSET STRATEGY
                                           -------------------------------   -------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding   AUV    Net Assets
                                           -----------   ----   ----------   -----------   ----   ----------
Contracts
  Adjustable Income Annuity                          -      -            -             -      -            -
  MegAnnuity                                   285,577   1.04      298,309             -      -            -
  MultiOption Advisor
        1.20 % Variable Account Charge          87,243   1.18      102,667       431,560   1.18      510,992
        1.35 % Variable Account Charge          50,870   1.17       59,855       149,437   1.18      176,916
        1.45 % Variable Account Charge           2,122   1.17        2,497             -      -            -
        1.50 % Variable Account Charge         112,876   1.17      132,813       422,800   1.18      500,545
        1.55 % Variable Account Charge               -      -            -        19,976   1.18       23,649
        1.60 % Variable Account Charge               -      -            -             -      -            -
        1.65 % Variable Account Charge          46,333   1.17       54,516       235,319   1.18      278,590
        1.70 % Variable Account Charge               -      -            -             -      -            -
        1.75 % Variable Account Charge               -      -            -         4,698   1.17        5,562
        1.80 % Variable Account Charge           3,100   1.17        3,647        17,673   1.17       20,923
        1.85 % Variable Account Charge               -      -            -         4,960   1.17        5,873
        1.90 % Variable Account Charge               -      -            -        36,165   1.18       42,815
        1.95 % Variable Account Charge               -      -            -        56,253   1.17       66,597
        2.00 % Variable Account Charge               -      -            -             -      -            -
        2.05 % Variable Account Charge               -      -            -        34,277   1.17       40,580
        2.10 % Variable Account Charge               -      -            -             -      -            -
        2.15 % Variable Account Charge               -      -            -             -      -            -
        2.20 % Variable Account Charge               -      -            -             -      -            -
        2.25 % Variable Account Charge               -      -            -             -      -            -
        2.30 % Variable Account Charge               -      -            -             -      -            -
        2.35 % Variable Account Charge               -      -            -             -      -            -
        2.40 % Variable Account Charge               -      -            -         6,949   1.17        8,227
        2.45 % Variable Account Charge               -      -            -             -      -            -
        2.50 % Variable Account Charge               -      -            -             -      -            -
        2.55 % Variable Account Charge               -      -            -             -      -            -
        2.60 % Variable Account Charge               -      -            -             -      -            -
        2.65 % Variable Account Charge               -      -            -             -      -            -
  MultiOption Classic/Achiever               3,948,596   0.79    3,129,851       133,392   1.18      157,529
  MultiOption Flex/Single/Select             6,761,633   0.96    6,474,460       685,715   1.18      811,347
  Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge         415,490   1.09      453,955       373,632   1.15      428,470
        1.35 % Variable Account Charge               -   1.09            -             -   1.15            -
        1.40 % Variable Account Charge         135,819   1.09      148,354       341,610   1.15      391,604
        1.50 % Variable Account Charge         367,385   1.09      401,291        35,499   1.14       40,694
        1.60 % Variable Account Charge         113,012   1.09      123,442        56,769   1.14       65,077
        1.65 % Variable Account Charge          36,978   1.09       40,391        54,608   1.14       62,600
        1.75 % Variable Account Charge         236,969   1.09      258,839       496,173   1.14      568,786
        1.85 % Variable Account Charge          55,340   1.09       60,447        34,109   1.14       39,101
        1.90 % Variable Account Charge         414,808   1.09      453,090       392,707   1.14      450,178
        2.00 % Variable Account Charge          30,326   1.09       33,125       122,953   1.14      140,947
        2.10 % Variable Account Charge         111,627   1.09      121,929       247,881   1.14      284,158
        2.15 % Variable Account Charge               -   1.09            -             -   1.14            -
        2.25 % Variable Account Charge               -   1.09            -             -   1.14            -
        2.35 % Variable Account Charge          11,556   1.08       12,623        48,551   1.14       55,656
                                           -----------   ----   ----------   -----------   ----   ----------
                                            13,227,660          12,366,101     4,443,666           5,177,416
                                           -----------   ----   ----------   -----------   ----   ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                             WADDELL & REED INTERNATIONAL    WADDELL & REED SCIENCE & TECHNOLOGY
                                           ------------------------------    -----------------------------------
                                              Units                             Units
                                           Outstanding   AUV    Net Assets   Outstanding     AUV      Net Assets
                                           -----------   ----   ----------   -----------     ----  -------------
Contracts
  Adjustable Income Annuity                          -      -            -             -        -              -
  MegAnnuity                                         -      -            -             -        -              -
  MultiOption Advisor
        1.20 % Variable Account Charge         463,586   1.27      588,949       329,343     1.26        416,083
        1.35 % Variable Account Charge         207,174   1.27      263,164       176,188     1.26        222,588
        1.45 % Variable Account Charge           4,867   1.27        6,182        39,254     1.26         49,592
        1.50 % Variable Account Charge         244,032   1.26      309,983        72,675     1.26         91,814
        1.55 % Variable Account Charge          13,591   1.27       17,264         6,087     1.26          7,690
        1.60 % Variable Account Charge               -      -            -             -        -              -
        1.65 % Variable Account Charge         115,527   1.26      146,749       390,531     1.26        493,380
        1.70 % Variable Account Charge               -      -            -         1,992     1.25          2,517
        1.75 % Variable Account Charge          18,232   1.26       23,160         4,917     1.25          6,211
        1.80 % Variable Account Charge          14,902   1.26       18,930        64,614     1.25         81,631
        1.85 % Variable Account Charge          92,921   1.26      118,034        10,091     1.25         12,749
        1.90 % Variable Account Charge               -      -            -             -        -              -
        1.95 % Variable Account Charge               -      -            -        28,270     1.22         35,716
        2.00 % Variable Account Charge               -      -            -         3,881     1.22          4,903
        2.05 % Variable Account Charge          26,034   1.20       33,070         3,413     1.22          4,312
        2.10 % Variable Account Charge               -      -            -             -        -              -
        2.15 % Variable Account Charge               -      -            -             -        -              -
        2.20 % Variable Account Charge               -      -            -             -        -              -
        2.25 % Variable Account Charge               -      -            -             -        -              -
        2.30 % Variable Account Charge               -      -            -           192     1.21            243
        2.35 % Variable Account Charge               -      -            -             -        -              -
        2.40 % Variable Account Charge               -      -            -             -        -              -
        2.45 % Variable Account Charge               -      -            -             -        -              -
        2.50 % Variable Account Charge               -      -            -             -        -              -
        2.55 % Variable Account Charge               -      -            -             -        -              -
        2.60 % Variable Account Charge               -      -            -             -        -              -
        2.65 % Variable Account Charge          10,317   1.19       13,105             -        -              -
  MultiOption Classic/Achiever                 205,418   1.27      260,250       168,422     1.26        212,249
  MultiOption Flex/Single/Select               344,362   1.27      437,167       642,359     1.26        811,050
  Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge         206,176   1.12      230,401       394,776     1.16        458,952
        1.35 % Variable Account Charge               -   1.12            -             -     1.16              -
        1.40 % Variable Account Charge          84,993   1.12       94,910       158,132     1.16        183,846
        1.50 % Variable Account Charge          40,373   1.11       45,084        66,335     1.16         77,122
        1.60 % Variable Account Charge         108,726   1.11      121,413       179,948     1.16        209,210
        1.65 % Variable Account Charge          18,434   1.11       20,585        29,091     1.16         33,821
        1.75 % Variable Account Charge         689,650   1.11      770,122       990,683     1.16      1,151,778
        1.85 % Variable Account Charge          10,517   1.11       11,744        76,442     1.16         88,872
        1.90 % Variable Account Charge         352,166   1.11      393,258       592,816     1.16        689,214
        2.00 % Variable Account Charge           7,614   1.11        8,502       134,041     1.16        155,837
        2.10 % Variable Account Charge         165,312   1.11      184,602       162,875     1.16        189,360
        2.15 % Variable Account Charge               -   1.11            -        71,389     1.16         82,997
        2.25 % Variable Account Charge           1,866   1.11        2,084         1,396     1.15          1,622
        2.35 % Variable Account Charge          28,513   1.11       31,840        63,106     1.15         73,367
                                           -----------   ----   ----------   -----------     ----  -------------
                                             3,475,303           4,150,552     4,863,259               5,848,726
                                           -----------   ----   ----------   -----------     ----  -------------

                            VARIABLE ANNUITY ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                              WADDELL & REED BOND           WADDELL & REED DIVIDEND INCOME
                                        -----------------------------       ------------------------------
                                           Units               Net             Units                Net
                                        Outstanding   AUV     Assets        Outstanding    AUV     Assets
                                        -----------   ----  ---------       -----------   -----  ---------
Contracts
  Adjustable Income Annuity                       -      -          -                 -      -           -
  MegAnnuity                                      -      -          -                 -      -           -
  MultiOption Advisor                             -      -          -                 -      -           -
  MultiOption Classic/Achiever                    -      -          -                 -      -           -
  MultiOption Flex/Single/Select                  -      -          -                 -      -           -
  Waddell and Reed Variable Annuity
     1.25 % Variable Account Charge         411,452   1.03    423,354           269,938   1.09     293,996
     1.35 % Variable Account Charge               -   1.03          -                 -   1.09           -
     1.40 % Variable Account Charge         234,567   1.03    241,287           149,816   1.09     163,095
     1.50 % Variable Account Charge               -   1.03          -            50,058   1.09      54,495
     1.60 % Variable Account Charge          76,573   1.03     78,767            80,161   1.09      87,267
     1.65 % Variable Account Charge               -   1.03          -             3,148   1.09       3,427
     1.75 % Variable Account Charge         591,625   1.03    608,575           491,566   1.09     535,139
     1.85 % Variable Account Charge          77,265   1.02     79,479            36,998   1.08      40,277
     1.90 % Variable Account Charge         422,954   1.02    435,071           398,490   1.08     433,813
     2.00 % Variable Account Charge          54,930   1.02     56,504            40,369   1.08      43,947
     2.10 % Variable Account Charge         115,325   1.02    118,629           134,504   1.08     146,426
     2.15 % Variable Account Charge               -   1.02          -            75,674   1.08      82,382
     2.25 % Variable Account Charge           5,834   1.02      6,002                 -   1.08           -
     2.35 % Variable Account Charge          37,848   1.02     38,932            16,442   1.08      17,899
                                        -----------   ----  ---------       -----------   ----   ---------
                                          2,028,373         2,086,600         1,747,164          1,902,163
                                        -----------   ----  ---------       -----------   ----   ---------

                                          WADDELL & REED HIGH INCOME        WADDELL & REED LIMITED-TERM BOND
                                        -----------------------------       --------------------------------
                                           Units              Net              Units                  Net
                                        Outstanding   AUV    Assets         Outstanding    AUV       Assets
                                        -----------   ----  ---------       -----------    ----      -------
Contracts
  Adjustable Income Annuity                       -      -          -                 -       -            -
  MegAnnuity                                      -      -          -                 -       -            -
  MultiOption Advisor                             -      -          -                 -       -            -
  MultiOption Classic/Achiever                    -      -          -                 -       -            -
  MultiOption Flex/Single/Select                  -      -          -                 -       -            -
  Waddell and Reed Variable Annuity
     1.25 % Variable Account Charge         721,334   1.07    774,427           259,228    1.01      261,204
     1.35 % Variable Account Charge               -   1.07          -                 -    1.01            -
     1.40 % Variable Account Charge         291,918   1.07    313,321            30,061    1.01       30,287
     1.50 % Variable Account Charge         109,267   1.07    117,278                 -    1.01            -
     1.60 % Variable Account Charge         206,431   1.07    221,567                 -    1.01            -
     1.65 % Variable Account Charge           1,229   1.07      1,319                 -    1.00            -
     1.75 % Variable Account Charge       1,216,633   1.07  1,305,834           293,521    1.00      295,729
     1.85 % Variable Account Charge           6,934   1.07      7,442             4,192    1.00        4,224
     1.90 % Variable Account Charge         712,833   1.07    765,097           104,358    1.00      105,143
     2.00 % Variable Account Charge         118,827   1.07    127,539                 -    1.00            -
     2.10 % Variable Account Charge         300,190   1.07    322,199            16,321    1.00       16,444
     2.15 % Variable Account Charge               -   1.07          -                 -    1.00            -
     2.25 % Variable Account Charge          15,107   1.07     16,214             6,013    1.00        6,058
     2.35 % Variable Account Charge          74,845   1.07     80,332             9,702    1.00        9,775
                                        -----------   ----  ---------       -----------    ----      -------
                                          3,775,548         4,052,569           723,396              728,864
                                        -----------   ----  ---------       -----------    ----      -------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

(6) CONTRACT OWNERS EQUITY - CONTINUED

                                                        WADDELL & REED MONEY MARKET           WADDELL & REED MORTGAGE SECURITIES
                                                     --------------------------------         ----------------------------------
                                                        Units                                    Units
                                                     Outstanding   AUV     Net Assets         Outstanding      AUV    Net Assets
                                                     -----------   ----    ----------         -----------     ----    ----------
Contracts
  Adjustable Income Annuity                                    -      -             -                   -        -             -
  MegAnnuity                                                   -      -             -                   -        -             -
  MultiOption Advisor                                          -      -             -                   -        -             -
  MultiOption Classic/Achiever                                 -      -             -                   -        -             -
  MultiOption Flex/Single/Select                               -      -             -                   -        -             -
  Waddell and Reed Variable Annuity
     1.25 % Variable Account Charge                    1,179,640   1.00     1,176,420          15,458,353     1.04    16,108,685
     1.35 % Variable Account Charge                            -   1.00             -                   -     1.04             -
     1.40 % Variable Account Charge                            -   1.00             -              90,330     1.04        94,117
     1.50 % Variable Account Charge                            -   1.00             -             153,433     1.04       159,868
     1.60 % Variable Account Charge                            -   0.99             -              79,014     1.04        82,328
     1.65 % Variable Account Charge                            -   0.99             -                   -     1.04             -
     1.75 % Variable Account Charge                            -   0.99             -             342,397     1.04       356,755
     1.85 % Variable Account Charge                            -   0.99             -                 355     1.04           370
     1.90 % Variable Account Charge                       31,586   0.99        31,500             176,435     1.04       183,833
     2.00 % Variable Account Charge                            -   0.99             -              83,582     1.04        87,087
     2.10 % Variable Account Charge                            -   0.99             -              69,936     1.04        72,869
     2.15 % Variable Account Charge                            -   0.99             -                   -     1.04             -
     2.25 % Variable Account Charge                            -   0.99             -                   -     1.04             -
     2.35 % Variable Account Charge                            -   0.99             -              12,963     1.04        13,506
                                                     -----------   ----    ----------         -----------     ----    ----------
                                                       1,211,226            1,207,920          16,466,798             17,159,418
                                                     -----------   ----    ----------         -----------     ----    ----------

                                                       WADDELL & REED REAL ESTATE SECURITIES
                                                     ------------------------------------------
                                                        Units
                                                     Outstanding        AUV          Net Assets
                                                     -----------        ----         ----------
Contracts
     Adjustable Income Annuity                                 -           -                  -
     MegAnnuity                                                -           -                  -
     MultiOption Advisor                                       -           -                  -
     MultiOption Classic/Achiever                              -           -                  -
     MultiOption Flex/Single/Select                            -           -                  -
     Waddell and Reed Variable Annuity
        1.25 % Variable Account Charge                 5,432,797        1.32          7,155,668
        1.35 % Variable Account Charge                         -        1.32                  -
        1.40 % Variable Account Charge                   251,151        1.32            330,708
        1.50 % Variable Account Charge                   154,980        1.31            204,074
        1.60 % Variable Account Charge                    91,869        1.31            120,971
        1.65 % Variable Account Charge                     1,687        1.31              2,222
        1.75 % Variable Account Charge                   594,302        1.31            782,560
        1.85 % Variable Account Charge                    51,945        1.31             68,399
        1.90 % Variable Account Charge                   416,159        1.31            547,988
        2.00 % Variable Account Charge                    85,527        1.31            112,620
        2.10 % Variable Account Charge                    99,176        1.31            130,592
        2.15 % Variable Account Charge                         -        1.31                  -
        2.25 % Variable Account Charge                     2,550        1.31              3,358
        2.35 % Variable Account Charge                    66,520        1.31             87,592
                                                     -----------        ----         ----------
                                                       7,248,663                      9,546,752
                                                     -----------        ----         ----------

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2004, 2003, 2002 and 2001 is as follows:

                                        At December 31                                 For the years ended December 31
                       ------------------------------------------------     -----------------------------------------------------
                          Units     Unit Fair Value lowest                   Investment     Expense Ratio**      Total Return***
                       Outstanding        to highest        Net Assets      Income Ratio*  lowest to highest    lowest to highest
                       -----------  ----------------------  -----------     -------------  -----------------    -----------------
Advantus Bond
    2004                83,732,102       1.03 to 3.54       157,322,817         0.00%       0.15% to 2.65%        2.23% to 4.82%
    2003                71,541,800       1.01 to 3.38       150,703,416         0.00%       0.15% to 2.65%       -1.78% to 5.19%
    2002                62,421,448       0.49 to 3.21       150,280,208         0.00%       0.15% to 1.40%       8.97% to 10.34%
    2001                57,777,187       0.67 to 2.91       136,717,695        11.08%       0.15% to 1.40%        6.40% to 7.74%

Advantus Money Market
    2004                25,261,147       0.98 to 2.09        34,035,324         0.74%       0.15% to 2.65%       -1.88% to 0.60%
    2003                30,177,525       0.99 to 2.08        43,250,792         0.63%       0.15% to 2.65%       -0.89% to 0.46%
    2002                42,537,083       1.08 to 2.07        65,764,181         1.28%       0.15% to 1.40%       -0.13% to 1.13%
    2001                46,433,132       1.08 to 2.04        73,086,827         3.57%       0.15% to 1.40%        2.34% to 3.63%

Advantus Index 500
    2004               117,201,628       0.88 to 4.94       274,490,110         0.00%       0.15% to 2.65%       7.51% to 10.23%
    2003               105,250,773       0.81 to 4.48       245,642,588         0.00%       0.15% to 1.95%       5.75% to 32.02%
    2002                72,078,923       0.64 to 3.51       193,497,967         0.00%       0.15% to 1.40%      -23.45% to -22.48%
    2001                77,262,312       0.84 to 4.53       283,002,183         0.89%       0.15% to 1.40%      -13.48% to -12.39%

Advantus Mortgage
 Securities
    2004                70,069,365       1.03 to 3.76       138,001,443         0.00%       0.15% to 2.40%        2.07% to 4.65%
    2003                73,502,901       1.00 to 3.59       151,561,342         0.00%       0.15% to 2.20%       -0.18% to 4.00%
    2002                74,476,525       1.29 to 3.45       165,669,052         0.06%       0.15% to 1.40%        8.13% to 9.50%
    2001                62,749,113       1.19 to 3.15       136,919,160        12.15%       0.15% to 1.40%        7.46% to 8.81%

Advantus Maturing
 Government Bond 2006
    2004                 2,940,514       1.33 to 2.18         5,574,482         0.00%       0.15% to 1.40%       -1.27% to -0.03%
    2003                 5,136,771       1.35 to 2.18         9,953,107         0.00%       0.15% to 1.40%        0.53% to 1.79%
    2002                 5,364,167       1.34 to 2.14        10,647,700         0.00%       0.15% to 1.40%       11.42% to 12.82%
    2001                 4,864,034       1.20 to 1.90         8,692,552         5.40%       0.15% to 1.40%        6.57% to 7.91%

Advantus Maturing
 Government Bond 2010
    2004                 3,196,445       1.47 to 2.46         6,710,156         0.00%       0.15% to 1.40%       1.88% to 3.16%
    2003                 3,717,234       1.44 to 2.39         7,647,073         0.00%       0.15% to 1.40%       1.33% to 2.60%
    2002                 4,458,787       1.42 to 2.33         9,354,207         0.07%       0.15% to 1.40%      17.20% to 18.68%
    2001                 3,226,490       1.22 to 1.96         5,840,469        10.49%       0.15% to 1.40%       3.51% to 4.81%

Advantus
 International Bond
    2004                32,253,680       1.46 to 1.66        49,268,412         0.00%       0.15% to 1.40%       9.88% to 11.26%
    2003                39,542,742       1.33 to 1.49        54,896,928         0.00%       0.15% to 1.40%      18.58% to 20.07%
    2002                38,800,221       1.12 to 1.24        45,640,738         0.27%       0.15% to 1.40%      16.30% to 17.77%
    2001                35,648,905       0.96 to 1.06        36,124,400         1.10%       0.15% to 1.40%      -2.88% to -1.66%

Advantus Index 400
 Mid-Cap
    2004                21,892,766       1.20 to 2.02        36,571,393         0.00%       0.15% to 2.65%      12.70% to 15.56%
    2003                17,526,754       1.07 to 1.74        26,607,076         0.00%       0.15% to 2.65%       0.61% to 40.43%
    2002                14,982,764       1.02 to 1.30        17,849,686         0.00%       0.15% to 1.40%      -16.22% to -15.16%
    2001                15,271,982       1.22 to 1.53        21,884,881         0.86%       0.15% to 1.40%      -2.44% to -1.22%

Advantus Real Estate
 Securities
    2004                30,121,583       1.40 to 2.58        65,607,398         0.00%       0.15% to 2.65%       31.98% to 35.32%
    2003                26,986,325       1.06 to 1.93        45,304,358         0.00%       0.15% to 2.65%       2.50% to 46.58%
    2002                21,160,081       1.16 to 1.38        26,016,967         0.02%       0.15% to 1.40%        5.48% to 6.81%
    2001                10,820,336       1.10 to 1.30        12,378,669         4.06%       0.15% to 1.40%        8.51% to 9.87%

AIM V.I. Aggressive
 Growth
    2004                 1,263,093       1.05 to 1.36         1,550,204         0.00%       1.20% to 1.80%       8.55% to 10.14%
    2003                   823,185       0.95 to 1.24           884,176         0.00%       1.20% to 1.70%      15.08% to 33.76%
    2002 (a)               200,861           0.76               153,557         0.00%          1.40% (a)            -23.55%

AIM V.I. Balanced
    2004                 1,835,844       1.04 to 1.19         2,125,161         1.58%       1.20% to 2.05%       4.44% to 5.96%
    2003                 1,242,447       0.99 to 1.12         1,337,297         2.73%       1.20% to 1.95%       .58% to 14.61%
    2002 (a)               202,181           0.86               174,181         5.69% (a)      1.40% (a)            -13.85%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                          At December 31                                For the years ended December 31
                         ------------------------------------------------   -----------------------------------------------------
                            Units     Unit Fair Value lowest                 Investment       Expense Ratio**    Total Return***
                         Outstanding      to highest          Net Assets    Income Ratio*   lowest to highest   lowest to highest
                         -----------  ----------------------  ----------    -------------   -----------------   -----------------
AIM V.I. Dent
 Demographic Trends
    2004                     594,334      1.06 to 1.35           747,092        0.00%         1.20% to 2.05%      5.08% to 6.61%
    2003                     496,144      1.00 to 1.27           553,799        0.00%         1.20% to 1.80%     4.64% to 35.40%
    2002 (a)                  44,099          0.74                32,506        0.00%            1.40% (a)           -26.29%

AIM V.I. Premier Equity
    2004                     533,883       .99 to 1.22           580,517        0.33%         1.20% to 1.80%      2.73% to 4.23%
    2003                     521,022       .95 to 1.18           519,608        0.26%         1.20% to 1.70%     4.70% to 33.29%
    2002 (a)                 333,328          0.77               256,619        1.37% (a)        1.40% (a)           -23.01%

American Century Income
 and Growth
    2004                   3,246,113      1.16 to 1.37         4,215,839        1.04%         1.20% to 2.40%     9.63% to 11.23%
    2003                   2,166,069      1.04 to 1.23         2,504,905        0.88%         1.20% to 2.30%     2.59% to 40.15%
    2002 (a)                 271,073          0.82               222,342        0.00%            1.40% (a)           -17.98%

American Century Ultra
    2004                  30,147,276      1.07 to 1.29        37,869,128        0.00%         1.20% to 2.65%      7.70% to 9.27%
    2003                  13,840,021      0.98 to 1.18        15,411,423        0.00%         1.20% to 2.65%     1.54% to 28.31%
    2002 (a)               1,768,593          0.79             1,892,164        0.15% (a)        1.40% (a)           -20.55%

American Century Value
    2004                   5,913,385      1.21 to 1.40         7,935,867        0.63%         1.20% to 2.40%     11.19% to 12.81%
    2003                   2,437,616      1.10 to 1.24         2,802,907        0.76%         1.20% to 1.90%      .12% to 36.68%
    2002 (a)                 607,599          0.86               523,888        0.00%            1.40% (a)           -13.78%

Credit Suisse Global
 Post-Venture Capital
    2004                   4,275,603      0.58 to 0.61         2,493,440        0.00%         0.15% to 1.40%     16.35% to 17.81%
    2003                   4,156,371      0.50 to 0.52         2,080,388        0.00%         0.15% to 1.40%     45.61% to 47.44%
    2002                   1,869,296      0.34 to 0.35           640,052        0.00%         0.15% to 1.40%    -35.07% to -34.26%
    2001                   1,868,817      0.53 to 0.54           985,138        8.10%         0.15% to 1.40%    -33.72% to -29.52%

Fidelity VIP Contrafund
    2004                  41,197,786      1.04 to 1.42        45,868,903        0.20%         0.15% to 2.65%     12.15% to 14.99%
    2003                  36,031,753      0.91 to 1.25        34,087,961        0.29%         0.15% to 2.05%     1.68% to 32.40%
    2002                  29,726,965      0.72 to 0.75        21,710,439        0.70%         0.15% to 1.40%    -10.86% to -9.74%
    2001                  26,305,920      0.81 to 0.83        21,501,171        0.67%         0.15% to 1.40%    -13.69% to -12.60%

Fidelity VIP Equity-
 Income
    2004                  71,887,242      1.17 to 1.38        92,070,458        1.19%         0.15% to 2.65%     8.32% to 11.07%
    2003                  49,847,420      1.08 to 1.26        56,712,063    0.01% to 1.56%    0.15% to 2.65%     6.27% to 35.70%
    2002                  30,830,481      0.86 to 0.89        27,219,399        1.45%         0.15% to 1.40%    -18.30% to -17.28%
    2001                  22,269,645      1.05 to 1.07        23,587,152        1.06%         0.15% to 1.40%     -6.55% to -5.37%

Fidelity VIP Mid-Cap
    2004                  27,269,555      1.33 to 1.86        47,319,868        0.00%         0.15% to 2.40%     21.40% to 24.47%
    2003                  22,706,315      1.10 to 1.49        32,189,299    0.00% to 0.28%    0.15% to 2.05%     2.26% to 42.43%
    2002                  19,501,428      1.04 to 1.08        20,726,186        0.83%         0.15% to 1.40%    -11.28% to -10.16%
    2001                  17,716,573      1.18 to 1.20        20,984,737        0.27%         0.15% to 1.40%     -4.86% to -3.66%

Franklin Large Cap
 Growth Securities
    2004                   2,468,768      1.09 to 1.28         3,029,945        0.44%         1.20% to 2.05%      5.11% to 6.65%
    2003                   1,086,252      1.03 to 1.20         1,202,608        0.56%         1.20% to 2.05%     3.27% to 31.13%
    2002 (a)                 244,326          0.82               200,208        0.37% (a)        1.40% (a)           -18.06%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                       At December 31                                For the years ended December 31
                       -----------------------------------------------      ----------------------------------------------------
                           Units    Unit Fair Value lowest                   Investment      Expense Ratio**    Total Return***
                       Outstanding        to highest        Net Assets      Income Ratio*   lowest to highest  lowest to highest
                       -----------  ----------------------  ----------      -------------   -----------------  -----------------
Franklin Mutual
 Shares Securities
    2004                 4,755,013       1.16 to 1.35        6,043,249          0.71%         1.20% to 2.40%    9.69% to 11.29%
    2003                 2,444,129       1.04 to 1.21        2,752,836          1.01%         1.20% to 1.95%    3.00% to 23.41%
    2002 (a)               670,423           0.84              566,331          1.09%           1.40% (a)           -15.53%

Franklin Small Cap
    2004                21,040,489       0.70 to 1.45       17,040,295          0.00%         0.15% to 2.30%    8.56% to 11.31%
    2003                19,650,970       0.64 to 1.32       13,489,461          0.00%         0.15% to 2.20%    -0.91% to 42.62%
    2002                15,909,414       0.47 to 0.49        7,596,845          0.25%         0.15% to 1.40%   -29.68% to -28.79%
    2001                10,082,739       0.67 to 0.68        6,852,986          0.40%         0.15% to 1.40%   -16.43% to -15.37%

Templeton Developing
 Markets Securities
    2004                15,847,356       0.92 to 1.81       18,501,110          1.86%         0.15% to 2.40%    21.45% to 24.52%
    2003                14,599,010       0.74 to 1.47       12,919,582      .49% to 1.13%     0.15% to 2.40%    3.10% to 52.76%
    2002                13,519,675       0.49 to 0.72        7,649,303          1.47%         0.15% to 1.40%    -1.53% to -0.30%
    2001                13,906,056       0.50 to 0.73        7,847,819          0.10%         0.15% to 1.40%    -9.36% to -8.22%

Templeton Global
 Asset Allocation
    2004                 6,373,731       1.20 to 1.27        7,720,719          2.83%         0.15% to 1.40%    14.11% to 15.54%
    2003                 5,653,902       1.05 to 1.10        5,985,105      2.34% to 2.56%    0.15% to 1.40%    30.12% to 31.76%
    2002                 4,416,037       0.81 to 0.84        3,607,709          0.00%         0.15% to 1.40%    -5.72% to -4.53%
    2001                 2,557,131       0.86 to 0.88        2,219,608          9.82%         0.15% to 1.40%   -11.20% to -10.08%

Janus Aspen Balanced
    2004                 2,949,680       1.10 to 1.19        3,424,942          2.61%         1.20% to 2.40%     5.46% to 7.00%
    2003                 1,982,696       1.03 to 1.11        2,116,520          2.02%         1.20% to 1.90%    3.20% to 12.14%
    2002 (a)               689,640           0.92              635,967          2.74% (a)       1.40% (a)            -7.78%

Janus Aspen Capital
 Appreciation
    2004                28,087,494       0.71 to 1.35       21,035,361          0.03%         0.15% to 2.40%    14.88% to 17.79%
    2003                30,071,564       0.61 to 1.16       18,698,614          0.24%         0.15% to 1.80%    5.11% to 20.06%
    2002                34,709,134       0.51 to 0.53       17,877,948          0.30%         0.15% to 1.40%   -17.10% to -16.05%
    2001                38,811,457       0.62 to 0.64       24,324,231          0.86%         0.15% to 1.40%   -22.92% to -21.95%

Janus International
 Growth
    2004                26,616,625       0.70 to 1.58       21,631,914          0.88%         0.15% to 2.40%    15.58% to 18.51%
    2003                26,182,042       0.60 to 1.35       16,205,018          0.98%         0.15% to 1.90%    4.61% to 34.33%
    2002                29,205,230       0.45 to 0.47       13,384,834          0.64%         0.15% to 1.40%   -26.79% to -25.87%
    2001                30,574,683       0.62 to 0.64       19,195,115          0.70%         0.15% to 1.40%   -24.50% to -23.54%

MFS Investors Growth
 Stock
    2004                 1,267,606       1.02 to 1.24        1,434,981          0.00%         1.20% to 1.85%     6.13% to 7.68%
    2003                 1,418,331       0.95 to 1.15        1,462,824          0.00%         1.20% to 1.90%    0.11% to 20.90%
    2002 (a)               254,637           0.78              199,463          0.00%           1.40% (a)           -21.67%

MFS Mid Cap Growth
    2004                 1,228,768       1.08 to 1.45        1,612,515          0.00%         1.20% to 2.15%    11.39% to 13.01%
    2003                   828,565       0.96 to 1.29          933,083          0.00%         1.20% to 1.85%    -.17% to 34.71%
    2002 (a)               132,901           0.71               94,371          0.00%           1.40% (a)           -28.99%

MFS New Discovery
    2004                 9,067,451       1.03 to 1.35       11,635,163          0.00%         1.20% to 2.65%     3.43% to 4.94%
    2003                 5,017,186       0.98 to 1.29        5,858,375          0.00%         1.20% to 2.65%    -0.73% to 31.58%
    2002 (a)             1,073,449           0.75              919,016          0.00%           1.40% (a)           -25.27%

MFS Value
    2004                 3,064,606       1.16 to 1.38        3,845,989          1.95%         1.20% to 2.05%    11.82% to 13.46%
    2003                 2,148,341       1.02 to 1.22        2,327,459          0.15%         1.20% to 1.90%    0.28% to 22.98%
    2002 (a)               852,323           0.83              709,389          0.00%           1.40% (a)           -16.77%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                            At December 31                                For the years ended December 31
                          ------------------------------------------------       ---------------------------------------------------
                             Units      Unit Fair Value lowest                    Investment     Expense Ratio**    Total Return***
                          Outstanding         to highest        Net Assets       Income Ratio*  lowest to highest  lowest to highest
                          -----------   ----------------------  ----------       -------------  ------------------ -----------------
Oppenheimer Capital
 Appreciation
    2004                    4,037,186       1.06 to 1.29         4,766,235           0.20%        1.20% to 2.40%    3.83% to 5.34%
    2003                    2,307,305       1.01 to 1.23         2,499,721           0.24%        1.20% to 2.20%   1.20% to 28.88%
    2002 (a)                  890,405           0.81               722,898           0.00%          1.40% (a)          -21.48%

Oppenheimer High
 Income
    2004                  13,310,080        1.09 to 1.29        16,999,974           4.97%        1.20% to 2.65%    5.89% to 7.43%
    2003                   6,600,255        1.03 to 1.20         7,815,040           6.05%        1.20% to 2.65%   0.21% to 22.08%
    2002 (a)                 674,348            0.95             1,000,841           0.00%          1.40% (a)           -5.36%

Oppenheimer
 International Growth
    2004                    3,348,584       1.17 to 1.70         4,905,781           1.08%        1.20% to 2.35%   14.08% to 15.75%
    2003                    1,587,876       1.01 to 1.47         1,895,546           0.83%        1.20% to 2.30%   -0.01% to 43.52%
    2002 (a)                  323,095          0.71                230,222           0.00%          1.40% (a)          -29.61%

Putnam VT Growth
 and Income
    2004                    1,488,016       1.12 to 1.34         1,852,135           1.50%        1.20% to 2.05%    8.21% to 9.79%
    2003                    1,117,080       1.02 to 1.23         1,234,411           1.41%        1.20% to 1.90%   7.90% to 25.61%
    2002 (a)                  296,889          0.81                241,935           0.00%          1.40% (a)          -18.51%

Putnam VT International
  Growth
    2004                    8,475,391       1.18 to 1.45        11,580,995           1.38%        1.20% to 2.65%   13.16% to 14.81%
    2003                    6,281,267       1.03 to 1.27         7,272,213           0.83%        1.20% to 2.65%   3.70% to 26.75%
    2002 (a)                1,418,042           0.81             1,302,512           0.00%          1.40% (a)          -19.05%

Putnam VT New
 Opportunities
    2004                      288,771       1.08 to 1.36           361,736           0.00%        1.20% to 2.05%    7.42% to 8.99%
    2003                      271,984        .99 to 1.25           295,198           0.00%        1.20% to 1.55%   6.99% to 30.60%
    2002 (a)                   88,859           0.76                67,578           0.00%          1.40% (a)          -23.95%

Putnam VT New Value
    2004                    1,618,549       1.24 to 1.47         2,209,870           0.65%        1.20% to 1.85%   12.41% to 14.05%
    2003                      773,952       1.09 to 1.29           889,893           0.84%        1.20% to 1.90%   12.90% to 30.64%
    2002 (a)                  164,533          0.83                137,040           0.00%          1.40% (a)          -16.71%

Putnam VT Voyager
    2004                      813,029       1.00 to 1.22           898,769           0.24%        1.20% to 2.30%    2.26% to 3.78%
    2003                      610,427        .96 to 1.17           635,247           0.30%        1.20% to 1.90%   5.63% to 23.18%
    2002 (a)                  288,014           0.78               178,094           0.00%          1.40% (a)          -21.89%

Van Kampen Comstock
    2004                    3,155,382       1.23 to 1.45         4,490,631           0.60%        1.20% to 2.40%   14.36% to 16.03%
    2003 (b)                1,229,156       1.07 to 1.25         1,507,649           0.00%      1.20% to 2.20% (a)  1.44% to 9.49%

Van Kampen Emerging
 Growth
    2004                      201,893       1.24 to 1.26           254,303           0.00%        1.20% to 1.65%    3.98% to 5.50%
    2003 (b)                  119,599       1.18 to 1.19           142,785           0.00%      1.20% to 1.70% (a)  0.97% to 6.81%

Van Kampen Growth
 and Income
    2004                      729,450       1.36 to 1.39           998,169           0.50%        1.20% to 1.85%   11.14% to 12.76%
    2003 (b)                  208,298       1.21 to 1.24           252,779           0.00%      1.20% to 1.80% (a) 8.75% to 10.69%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                         At December 31                                  For the years ended December 31
                        -------------------------------------------------       ---------------------------------------------------
                           Units      Unit Fair Value lowest                    Investment     Expense Ratio**     Total Return***
                        Outstanding         to highest        Net Assets       Income Ratio*   lowest to highest  lowest to highest
                        -----------   ----------------------  -----------      --------------  -----------------  ------------------
Waddell & Reed
  Balanced
    2004                 79,627,064       0.95 to 3.90        228,371,804          1.39%        0.15% to 2.40%      6.06% to 8.77%
    2003                 86,130,915       0.89 to 3.63        246,795,946          0.66%        0.15% to 2.05%     1.89% to 20.87%
    2002                 96,126,456       0.74 to 3.03        242,627,878          0.00%        0.15% to 1.40%    -10.25% to -9.12%
    2001                115,815,207       0.83 to 3.37        334,282,742          1.87%        0.15% to 1.40%    -15.55% to -14.49%

Waddell & Reed Growth
    2004                 79,382,363       0.62 to 3.53        175,548,922          0.27%        0.15% to 2.35%      0.61% to 4.92%
    2003                 79,974,037       0.61 to 3.46        192,077,415          0.00%        0.15% to 1.90%     1.70% to 25.26%
    2002                 89,698,886       0.56 to 2.79        181,641,666          0.00%        0.15% to 1.40%    -32.49% to -25.55%
    2001                102,359,809       0.67 to 3.90        312,995,984          0.09%        0.15% to 1.40%    -25.85% to -24.74

Waddell & Reed
 International II
    2004                 75,725,803       1.18 to 3.39        176,860,398          1.10%        0.15% to 2.65%     18.36% to 22.49%
    2003                 69,210,848       1.09 to 2.77        145,621,007          1.78%        0.15% to 2.65%     .4.91% to 50.04%
    2002                 69,117,878       0.76 to 1.89        107,934,334          0.00%        0.15% to 1.40%    -18.96% to -17.94%
    2001                 77,650,129       0.93 to 2.30        154,874,874          4.22%        0.15% to 1.40%    -12.45% to -11.34%

Waddell & Reed Small
 Cap Growth
    2004                 46,293,461       1.11 to 2.34         83,836,348          0.00%        0.15% to 2.40%     11.26% to 14.12%
    2003                 48,087,823       1.01 to 2.05         80,974,858          0.00%        0.15% to 2.30%      2.26% to 47.76%
    2002                 50,956,068       0.69 to 1.39         61,064,365          0.00%        0.15% to 1.40%    -32.75% to -31.90%
    2001                 58,874,540       1.03 to 2.04        106,352,320          0.00%        0.15% to 1.40%    -15.89% to -14.83%

Waddell & Reed Value
    2004                 40,557,151       1.02 to 2.43         74,124,351          1.07%        0.15% to 2.40%     10.55% to 14.53%
    2003                 39,892,772       0.90 to 2.12         68,458,346          0.54%        0.15% to 1.95%      2.07% to 26.87%
    2002                 44,175,977       0.72 to 1.67         62,482,210          0.00%        0.15% to 1.40%    -16.50% to -15.45%
    2001                 48,303,751       0.86 to 1.98         85,380,743          1.07%        0.15% to 1.40%    -11.70 to -10.59%

Waddell & Reed Micro
 -Cap Growth
    2004                 13,551,857       1.11 to 1.63         18,880,273          0.00%        0.15% to 2.40%      7.17% to 11.83%
    2003                 17,493,441       1.04 to 1.50         23,278,419          0.00%        0.15% to 1.80%      2.89% to 73.88%
    2002                 16,079,775       0.68 to 0.96         14,309,710          0.00%        0.15% to 1.40%    -44.43% to -43.73%
    2001                 18,375,194       1.23 to 1.72         29,750,152          0.00%        0.15% to 1.40%    -12.56% to -11.46%

Waddell & Reed Small
 Cap Value
    2004                 29,511,761       1.12 to 1.89         49,789,092          0.00%        0.15% to 2.40%     11.62% to 14.85%
    2003                 23,557,729       1.11 to 1.66         36,825,287          0.00%        0.15% to 2.30%       .59% to 59.63%
    2002                 23,025,937       1.03 to 1.13         25,038,865          0.00%        0.15% to 1.40%    -21.09% to -20.10%
    2001                 19,875,251       1.31 to 1.43         27,119,932          0.00%        0.15% to 1.40%     13.98% to 15.41%

Waddell & Reed Core
 Equity
    2004                 13,227,660       0.79 to 1.18         12,366,101          0.65%        0.15% to 2.35%      6.70% to 9.40%
    2003                 13,738,232       0.73 to 1.09         11,553,656          0.71%        0.15% to 1.70%      3.31% to 21.15%
    2002                 16,313,415       0.61 to 0.79         11,773,521          0.00%        0.15% to 1.40%    -29.14% to -28.25%
    2001                 17,049,674       0.87 to 1.10         17,416,946          0.24%        0.15% to 1.40%     -9.03% to -7.88%

Waddell & Reed Asset
 Strategy
    2004                  4,443,666       1.14 to 1.18          5,177,416          2.85%        1.20% to 2.40%     10.34% to 14.63%
    2003 (b)                439,489       1.05 to 1.06            464,746      .00% to 3.71%    1.20% to 1.95%      1.41% to 6.01%

Waddell & Reed
 International
    2004                  3,475,303       1.11 to 1.27          4,150,552          1.14%        1.20% to 2.65%     11.02% to 12.64%
    2003 (b)                841,932       1.07 to 1.13            949,442          2.04%        1.20% to 2.65%     -1.69% to 13.69%

Waddell & Reed
 Science & Technology
    2004                  4,863,259       1.15 to 1.26          5,848,726          0.00%        1.20% to 2.35%     13.21% to 16.26%
    2003 (b)                369,779           1.10                406,684          0.00%        1.20% to 1.85%      2.19% to 11.50%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

(7) FINANCIAL HIGHLIGHTS - CONTINUED

                                        At December 31                                    For the years ended December 31
                      ------------------------------------------------         ---------------------------------------------------
                         Units      Unit Fair Value lowest                       Investment    Expense Ratio**    Total Return***
                      Outstanding        to highest         Net Assets         Income Ratio*  lowest to highest  lowest to highest
                      -----------   ----------------------  ----------         -------------  -----------------  -----------------
Waddell & Reed Bond
    2004 (c)            2,028,373       1.02 to 1.03         2,086,600            17.28%        1.25% to 2.35%    2.12% to 2.86%

Waddell & Reed
 Dividend Income
    2004 (c)            1,747,164       1.08 to 1.09         1,902,163             2.00%        1.25% to 2.35%    8.08% to 8.86%

Waddell & Reed
 High Income
    2004 (c)            3,775,548       1.07 to 1.07         4,052,569            22.73%        1.25% to 2.35%    6.55% to 7.33%

Waddell & Reed
 Limited-Term Bond
    2004 (c)              723,396       1.00 to 1.01           728,864             9.18%        1.25% to 2.35%    0.02% to 0.75%

Waddell & Reed
 Money Market
    2004 (c)            1,211,226        .99 to 1.00         1,207,920             0.79%        1.25% to 2.35%   -1.00% to -0.27%

Waddell & Reed
 Mortgage Securities
    2004 (d)          16,466,798        1.04 to 1.04        17,159,418             2.11%        1.25% to 2.35%    3.51% to 4.19%

Waddell & Reed Real
 Estate Securities
    2004 (d)            7,248,663       1.31 to 1.32         9,546,752             0.77%        1.25% to 2.35%   30.82% to 31.68%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) Period from May 1, 2002, commencement of operations, to December 31, 2002.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Period from May 3, 2004, commencement of operations, to December 31, 2004.

(d) Period from May 27, 2004, commencement of operations, to December 31, 2004.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2004 and 2003, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2004, the Company adopted Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long- Duration Contracts and for Separate Accounts.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

Minneapolis, Minnesota
March 10, 2005

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2004 and 2003
                                 (In thousands)

                                                                                         2004          2003
                                                                                     -----------   -----------
Assets
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $5,213,338 and $4,647,433)   $ 5,472,948   $ 4,941,278
   Equity securities, at fair value (cost $606,225 and $580,495)                         747,277       676,398
   Mortgage loans, net                                                                   810,508       773,479
   Real estate, net                                                                        1,771         1,830
   Finance receivables, net                                                              140,425       127,716
   Policy loans                                                                          270,186       263,508
   Private equity investments (cost $228,338 and $236,197)                               226,631       222,200
   Fixed maturity securities on loan, at fair value
      (amortized cost $1,128,126 and $1,304,233)                                       1,152,143     1,361,128
   Equity securities on loan, at fair value (cost $63,396 and $52,100)                    84,121        68,771
   Other invested assets                                                                  23,306       169,720
                                                                                     -----------   -----------
      Total investments                                                                8,929,316     8,606,028

   Cash and cash equivalents                                                             196,508       222,529
   Securities held as collateral                                                       1,276,761     1,466,354
   Deferred policy acquisition costs                                                     721,055       636,475
   Accrued investment income                                                              85,553        83,461
   Premiums and fees receivable                                                          137,578       137,954
   Property and equipment, net                                                            80,033        82,856
   Reinsurance recoverables                                                              727,129       677,102
   Goodwill and intangible assets, net                                                    23,089            --
   Other assets                                                                           36,653        31,870
   Separate account assets                                                             9,563,176     8,854,022
                                                                                     -----------   -----------
         Total assets                                                                $21,776,851   $20,798,651
                                                                                     ===========   ===========

Liabilities and Stockholder's Equity

Liabilities:

   Policy and contract account balances                                              $ 4,853,594   $ 4,688,655
   Future policy and contract benefits                                                 2,090,802     2,052,276
   Pending policy and contract claims                                                    169,699       160,687
   Other policyholder funds                                                              578,621       557,525
   Policyholder dividends payable                                                         48,301        52,995
   Unearned premiums and fees                                                            212,057       199,767
   Federal income tax liability:
      Current                                                                             24,457        32,429
      Deferred                                                                           198,484       138,964
   Other liabilities                                                                     428,111       497,970
   Notes payable                                                                         125,000       125,000
   Securities lending collateral                                                       1,276,761     1,466,354
   Separate account liabilities                                                        9,563,176     8,809,077
                                                                                     -----------   -----------
      Total liabilities                                                               19,569,063    18,781,699
                                                                                     -----------   -----------

Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                               5,000         5,000
   Additional paid in capital                                                             61,164         3,000
   Retained earnings                                                                   1,918,603     1,795,285
   Accumulated other comprehensive income                                                223,021       213,667
                                                                                     -----------   -----------
      Total stockholder's equity                                                       2,207,788     2,016,952
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $21,776,851   $20,798,651
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         Consolidated Statements of Operations and Comprehensive Income
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                            2004         2003          2002
                                                         ----------   ----------    ----------
Revenues:

   Premiums                                              $1,078,586   $1,005,277    $  900,074
   Policy and contract fees                                 382,048      351,669       355,890
   Net investment income                                    459,612      465,858       499,103
   Net realized investment gains (losses)                    73,862      (48,641)     (137,097)
   Finance charge income                                     37,694       34,148        33,125
   Commission income                                         40,589           --            --
   Other income                                              21,273       18,820        22,777
                                                         ----------   ----------    ----------
      Total revenues                                      2,093,664    1,827,131     1,673,872
                                                         ----------   ----------    ----------

Benefits and expenses:

   Policyholder benefits                                  1,027,760      975,604       849,342
   Interest credited to policies and contracts              280,618      287,018       289,606
   General operating expenses                               389,924      341,552       328,421
   Commissions                                              143,633      108,293       100,912
   Administrative and sponsorship fees                       63,057       68,773        71,166
   Dividends to policyholders                                15,331       17,817        19,162
   Interest on notes payable                                 10,391       11,258        12,758
   Amortization of deferred policy acquisition costs        169,888      166,138       188,662
   Capitalization of policy acquisition costs              (206,061)    (208,620)     (169,437)
                                                         ----------   ----------    ----------
      Total benefits and expenses                         1,894,541    1,767,833     1,690,592
                                                         ----------   ----------    ----------
         Income (loss) from operations before taxes         199,123       59,298       (16,720)

   Federal income tax expense (benefit):
      Current                                                17,445       19,121         3,048
      Deferred                                               42,821       (4,268)      (23,524)
                                                         ----------   ----------    ----------
         Total federal income tax expense (benefit)          60,266       14,853       (20,476)
                                                         ----------   ----------    ----------
            Net income                                   $  138,857   $   44,445    $    3,756
                                                         ==========   ==========    ==========
   Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities, net       $    9,354   $  155,276    $  (44,898)
                                                         ----------   ----------    ----------
      Other comprehensive income (loss), net of tax           9,354      155,276       (44,898)
                                                         ----------   ----------    ----------
            Comprehensive income (loss)                  $  148,211   $  199,721    $  (41,142)
                                                         ==========   ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           Consolidated Statements of Changes in Stockholder's Equity
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                           2004         2003         2002
                                                        ----------   ----------   ----------
Common stock:
   Total common stock                                   $    5,000   $    5,000   $    5,000
                                                        ==========   ==========   ==========
Additional paid in capital:
   Beginning balance                                    $    3,000   $    3,000   $    3,000
   Contributions                                            58,164           --           --
                                                        ----------   ----------   ----------
      Total additional paid in capital                  $   61,164   $    3,000   $    3,000
                                                        ==========   ==========   ==========
Retained earnings:
   Beginning balance                                    $1,795,285   $1,786,873   $1,821,015
   Net income                                              138,857       44,445        3,756
   Dividends to stockholder                                (15,539)     (36,033)     (37,898)
                                                        ----------   ----------   ----------
      Total retained earnings                           $1,918,603   $1,795,285   $1,786,873
                                                        ==========   ==========   ==========

Accumulated other comprehensive income:
   Beginning balance                                    $  213,667   $   58,391   $  103,289
   Change in unrealized appreciation (depreciation)
      of securities, net                                     9,354      155,276      (44,898)
                                                        ----------   ----------   ----------
      Total accumulated other comprehensive income      $  223,021   $  213,667   $   58,391
                                                        ==========   ==========   ==========

         Total stockholder's equity                     $2,207,788   $2,016,952   $1,853,264
                                                        ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                                 2004          2003          2002
                                                             -----------   -----------   -----------
Cash Flows from Operating Activities
Net income                                                   $   138,857   $    44,445   $     3,756
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Interest credited to annuity and insurance contracts       248,103       249,128       251,828
      Fees deducted from policy and contract balances           (352,028)     (327,631)     (319,227)
      Change in future policy benefits                            41,572        30,013       153,061
      Change in other policyholder liabilities, net                9,006        35,834       (35,323)
      Amortization of deferred policy acquisition costs          169,888       166,138       188,662
      Capitalization of policy acquisition costs                (206,061)     (208,620)     (169,437)
      Change in premiums and fees receivable                         375       (12,530)       (6,689)
      Deferred tax provision                                      42,821        (4,268)      (23,524)
      Change in federal income tax liabilities - current          (7,972)       16,009       (16,929)
      Net realized investment losses (gains)                     (73,862)       48,641       137,097
      Change in reinsurance recoverables                         (50,027)      (30,147)      (22,515)
      Other, net                                                  90,532       137,729        14,973
                                                             -----------   -----------   -----------
         Net cash provided by operating activities                51,204       144,741       155,733
                                                             -----------   -----------   -----------
Cash Flows from Investing Activities
Proceeds from sales of:
   Fixed maturity securities, available-for-sale               1,538,904     1,658,859     2,046,691
   Equity securities                                             537,399       429,470       378,452
   Mortgage loans                                                  3,239            --            --
   Real estate                                                     1,276        11,255         3,301
   Private equity investments                                     63,623        23,703        11,583
   Other invested assets                                          23,619         1,729        12,343
Proceeds from maturities and repayments of:
   Fixed maturity securities, available-for-sale               1,262,636     1,170,516       601,211
   Mortgage loans                                                 79,356        81,056        50,370
Purchases and originations of:
   Fixed maturity securities, available-for-sale              (3,077,269)   (3,281,851)   (2,898,144)
   Equity securities                                            (477,434)     (462,070)     (377,641)
   Mortgage loans                                               (119,806)      (86,931)      (78,011)
   Real estate                                                    (1,324)         (737)           --
   Private equity investments                                    (51,265)      (31,519)      (42,639)
   Other invested assets                                         (21,779)       (4,319)       (2,866)
Finance receivable originations or purchases                    (109,989)      (91,674)      (82,141)
Finance receivable principal payments                             89,283        77,154        78,266
Securities in transit                                           (109,734)       95,821       (39,632)
Other, net                                                       (23,196)      (22,760)      (14,346)
                                                             -----------   -----------   -----------
         Net cash used for investing activities                 (392,461)     (432,298)     (353,203)
                                                             -----------   -----------   -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance contracts           1,814,146     1,626,707     1,434,456
Withdrawals from annuity and insurance contracts              (1,546,611)   (1,263,337)   (1,188,125)
Payments on debt                                                      --       (12,000)      (22,000)
Contributed capital                                               55,000            --            --
Dividends paid to stockholder                                         --       (22,000)      (78,586)
Other, net                                                        (7,299)        2,714          (363)
                                                             -----------   -----------   -----------
         Net cash provided by financing activities               315,236       332,084       145,382
                                                             -----------   -----------   -----------
Net (decrease) increase in cash and cash equivalents             (26,021)       44,527       (52,088)
Cash and cash equivalents, beginning of year                     222,529       178,002       230,090
                                                             -----------   -----------   -----------
Cash and cash equivalents, end of year                       $   196,508   $   222,529   $   178,002
                                                             ===========   ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements
                        December 31, 2004, 2003 and 2002

(1)  Nature of Operations

     Organization and Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment gains and losses, in 2004 for these business units were $598,650,000, $270,687,000, $888,030,000 and
     $197,468,000, respectively. Revenues in 2003 for these strategic business units were $589,782,000, $258,798,000, $805,084,000, and $187,440,000,
     respectively. Revenues in 2002 for these strategic business units were $620,370,000, $287,073,000, $672,316,000, and $188,626,000, respectively.
     Additional revenues, including the majority of net realized investment gains and losses, reported by the Company's subsidiaries and corporate product line for the years ended December 31, 2004, 2003 and 2002, were $138,829,000, ($13,973,000) and ($94,513,000), respectively.

     The Company serves over eight million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     During 2004, the Company's majority-owned subsidiary, MIMLIC Life Insurance Company, was dissolved.

     On June 1, 2004, the Company purchased Allied Solutions, LLC and Subsidiary (Allied). See note 13 for further explanation of this transaction.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

(2)  Summary of Significant Accounting Policies

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. The results of Allied are reported on a month lag, which is not considered to be material to the consolidated results of operations or financial position of the Company. All material intercompany transactions and balances have been eliminated.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Basis of Presentation (Continued)

     The Company's insurance operations, domiciled in the states of Minnesota and New York, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the National Association of Insurance Commissioners accounting practices. See note 19 for discussion of statutory dividend limitations.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     Insurance Revenues and Expenses

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to estimated gross profits or margins.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that are not yet paid are included in premiums and fees receivables on the consolidated balance sheets.

     Certain nontraditional life products, specifically individual adjustable and variable life insurance policies, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Commission Revenue

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition testing at least annually.

     For traditional life, accident and health and group life products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC are amortized with interest over the expected lives of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account performance, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience. For future separate account performance, the Company utilizes a mean reversion process. The Company's future long-term yield assumption changed from 9% to 8% at December 31, 2004. This change was a result of a change in management's best estimate regarding future long-term separate account performance. Factors regarding economic outlook as reviewed by a third party and internal investment experts, and management's current view of the capital markets were considered in developing management's best estimate of the long-term assumption. The Company's policy regarding the reversion to the mean process assumes a five-year reversion period during which a modified yield assumption is projected for the next five years after the valuation date. This modified yield assumption is calculated such that, when combined with the actual yields from January 1, 2001 through the valuation date, the total yield from January 1, 2001 through the end of the five-year reversion period is equal to the long-term assumption. This modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in actuarial assumptions can have a significant impact on the amount of DAC reported for nontraditional life and deferred annuities, and the related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised to reflect management's best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant.

     Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the consolidated statements of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 17.

     Software Capitalization

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $26,183,000 and $26,032,000 as of December 31, 2004 and 2003, respectively, and amortized software expense of $8,356,000, $7,838,000 and $8,227,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables

     Finance charge income, arising from the Company's consumer finance operations, includes earned finance charges, interest, and fees on finance receivables. Accrued and uncollected finance charges, interest, and fees are included in finance receivables in the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when based upon current information and events it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge-off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Valuation of Investments and Net Investment Income

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. The Company recognizes the excess of all cash flows attributable to its beneficial interest in asset-backed securities, including all interest only strips and asset-backed securities not of high credit quality, estimated at the acquisition/transaction date over the initial investment as interest income over the life of the Company's beneficial interest using the effective yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

     Marketable equity securities (common stocks, preferred stocks and equity securities on loan) are classified as available-for-sale and are carried at fair value. Mutual funds in select asset classes that are sub-advised are carried at the fair value of the underlying net assets of the funds.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments and Net Investment Income (Continued)

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. Impairments are determined by specific identification. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to stockholders' equity of the investee are recorded, based on the Company's ownership share, as an adjustment to the amount invested and as unrealized gains or losses. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities are based on quoted market prices where available. Fair values of marketable equity securities and embedded derivatives are based on quoted market prices. Fair values of private equity investments are obtained from the financial statement valuations of the underlying fund or independent broker bids. For fixed maturity securities not based on quoted market prices (generally private placement securities and securities that do not trade regularly) an internally developed pricing model using a commercial software application is most often used. The internally developed pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. For securities for which quoted market prices are not available and the internally developed pricing model is not suitable for estimating fair values, qualified company representatives determine the fair value using discounted cash flows and pricing information obtained from the trustee of the related security. As of December 31, 2004, 79.3% of the fair values of fixed maturity securities were obtained from quoted market prices, 19.8% from the internal methods described above and .9% from other sources, primarily broker bids.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses.

     The Company recognizes interest income as earned and recognizes dividend income on equity securities upon the declaration of the dividend.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

     Policy loans are carried at the unpaid principal balance.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments and Net Investment Income (Continued)

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable, is recorded in other liabilities on the consolidated balance sheets, and is discussed in detail in note 12. The use of the restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter. The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $13,008,000 and $0 at December 31, 2004 and 2003, respectively.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains had been realized and the proceeds reinvested at then current market interest rates, which were lower than the current effective portfolio rate.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-off. The interest rates on the receivables outstanding at December 31, 2004 and 2003 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2004 and 2003 approximate the fair value at that date.

     Credit Risk

     Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Credit Risk (Continued)

     During 2003, the Company exchanged its affiliated investment advisor's mutual funds for shares of Waddell and Reed Ivy Investment Co. funds due to the sale of the equity advisory business by its affiliated investment advisor. For 2003, the investments continued to be invested across the same eight well-diversified investment strategies employed by the former affiliated funds. The fair value of these funds at December 31, 2003 was $172,424,000. During 2004, four of these funds were liquidated while the remaining four funds continue to be managed using the same diversification strategy and had a fair value at December 31, 2004 of $93,297,000.

     Derivative Financial Instruments

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

     In the normal course of business, the Company held one derivative in the form of an equity swap which matured in August 2003. The purpose of this swap was to hedge the fair value of equity-linked instruments to equity market movements. This swap was a customized derivative that was embedded directly with the underlying equity-linked fixed maturity security and could not be unwound separately from the fixed maturity security. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. The change in fair value of this swap was offset to net realized capital losses by changes in the fair value of the item being hedged. As of December 31, 2004 and 2003, the Company had no equity swap positions.

     The Company uses short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolio. The contracts had an immaterial impact on the Company's current year consolidated operating results.

     The Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2004 and 2003, in the amount of $2,926,000 and $114,809,000, respectively, to other invested assets. As of December 31, 2004 and 2003, the change in fair value of these securities included in realized capital gains (losses) was $1,013,000 and ($1,007,000), respectively.

     Realized and Unrealized Gains and Losses

     The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments.

     Under the Company's accounting policy for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period of time. For debt securities, the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased benefit interest to fair value.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Realized and Unrealized Gains and Losses (Continued)

     For other debt and equity securities, an other-than-temporary charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including but not limited to, the current fair value as compared to the amortized cost of the security, specific credit issues such as collateral, and financial prospects related to the issuer, the Company's intent to hold or dispose of the security, and current economic conditions.

     Available-for-sale equity securities which have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information and the manager's intent to hold the stock. Mutual funds are reviewed analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. All other available-for-sale equity securities with significant unrealized losses are also reviewed on the same basis for impairment. Private equity securities which have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. All other material unrealized losses are reviewed for any unusual event that may trigger an other-than-temporary charge.

     Other-than-temporary impairments are recorded to bring the cost of the investment down to the fair market value. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized gains and losses on the consolidated statements of operations. No valuation allowances for mortgage loans were necessary as of December 31, 2004 and 2003.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

     Total other-than-temporary write-downs for fixed maturity securities for the years ended December 31, 2004, 2003 and 2002 respectively were $6,684,000, $34,632,000 and $53,299,000, respectively.

     Total other-than-temporary write-downs for marketable equity securities for the years ended December 31, 2004, 2003 and 2002 were $1,728,000, $13,157,000 and $5,314,000 respectively. An additional $23,427,000 and
     $40,300,000 of other than temporary write-downs for marketable equity securities were recorded on securities that were subsequently sold during 2003 and 2002, respectively.

     Total other-than-temporary write-downs for private equity investments for the years ended December 31, 2004, 2003 and 2002 were $13,863,000, $57,480,000 and $51,410,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Securities Lending

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the fair value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $1,762,000, $2,378,000, and $1,413,000 for the
     years ended December 31, 2004, 2003, and 2002, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2004 and 2003 were $1,236,264,000 and $1,429,899,000, respectively. As of December
     31, 2004 and 2003, the collateral associated with securities lending was $1,276,761,000 and $1,466,354,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $179,776,000 and $170,390,000 at December 31, 2004 and 2003,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2004, 2003, and 2002, was $12,427,000,
     $11,855,000, and $12,085,000, respectively. Effective January 1, 2002, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company determined that there were no material impacts to the consolidated statements of operations or financial position due to the adoption and subsequent application of FAS 144.

     Goodwill and Other Intangible Assets

     In accordance with FASB Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, the Company does not amortize goodwill. The Company tests goodwill, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income, or discounted cash flows, approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Goodwill and Other Intangible Assets (Continued)

     The Company also evaluates the recoverability of other intangible assets with an indefinite useful life whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the market value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be calculated as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. Intangible assets with a finite useful life are amortized over their useful lives on a straight-line basis.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the fair value of the investments held in the segregated funds. The investment income and gains and losses of these accounts accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected in the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets at December 31, 2003 was $44,945,000. At December 31, 2004, the fair value of these investments was $49,445,000 and included with equity securities as required by Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1).

     Sales Inducements

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The Company's sales inducement credits the policyholder with a higher interest rate than the normal general account interest rate for the first policy year. Changes in deferred sales inducements for the period ended December 31 were as follows:

     in thousands                   2004
     ------------                   ----
     Balance at beginning of year   $ --
     Capitalization                  261
     Amortization                    (11)
                                    ----
     Balance at end of year         $250
                                    ====

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Reinsurance

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Entities. When estimating the expected gross margins for traditional life products as of December 31, 2004, the Company has assumed an average rate of investment yields ranging from 4.69% to 4.95%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 17.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2004 and 2003, the total participating business in force was $1,310,550,000 and $1,199,752,000, respectively. As a percentage of total life insurance in force, participating business in force represents .3% at December 31, 2004 and 2003.

     Income Taxes

     The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Income Taxes (Continued)

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     New Pronouncements

     In December 2004, the FASB issued Statement No. 153, (FAS 153), Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 (APB 29), which eliminates the exception in APB 29 for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. This guidance is effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005. The Company expects no material impact to its consolidated results of operations or financial position due to the adoption of FAS 153.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FASB Staff Position (FSP) FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issued guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superseded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act.

     The Company has concluded that prescription drug benefits available under its postretirement plans to some or all participants for some or all future years are at least actuarially equivalent to Medicare Part D, and thus qualify for the subsidy under the Act. The Company has estimated the expected subsidy that will reduce the Company's share of the cost and has reflected that in its postretirement plan costs and obligations.

     The effect of the Act to the Company is a $7,750,000 reduction of the accumulated postretirement benefit obligation as of December 31, 2004 and a $1,151,000 reduction in the net periodic postretirement benefit cost for 2004.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     New Pronouncements (Continued)

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company revised its method of calculating the impairment of securities based on this additional guidance. Other-than-temporary impairments reduce the value of the investment to fair value.

     On September 8, 2004, the FASB exposed for comment FSP EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the related paragraphs in EITF 03-1, with the exception of certain disclosure requirements. The delay had no impact on the Company's consolidated financial position or results of operations.

     In June 2004, the FASB issued FSP 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (FAS 97), Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether SOP 03-1 restricts the application of the URR guidance in FAS 97 to situations in which profits are expected to be followed by losses. Although SOP 03-1 requires URR in certain situations where profits are followed by losses, it does not restrict the calculation of URR to only those situations. The adoption of FSP FAS 97-1 had no material impact to the consolidated results of operations or financial position of the Company.

     Effective January 1, 2004, the Company adopted SOP 03-1. This statement provides guidance on the classification, valuation and accounting for nontraditional long-duration contract liabilities, the accounting for contracts with guaranteed minimum death benefits (GMDB), the accounting for sales inducements, and separate account presentation and valuation. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. At adoption, the Company reclassified $44,945,000 of ownership in its own separate accounts from separate account assets to equity securities. The Company also has recorded certain market value adjusted ("MVA") fixed annuity products and investment options on variable annuities as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore does not meet the conditions for separate account reporting under the SOP. On January 1, 2004, market value reserves included in separate account liabilities of $37,979,000 were revalued at current account value in the general account to $37,552,000. The related separate account assets of $38,912,000 were also reclassified to the general account. Since adoption of the SOP, the components of the spread on a book value basis are recorded in interest income and interest credited. Realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. The adoption of SOP 03-1 had no material impact to the consolidated results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), Employers' Disclosures about Pensions and Other Post Retirement Benefits, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The adoption of FAS 132 on January 1, 2004, did not have a material impact on the consolidated results of operations or financial position of the Company.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Reclassification

     Certain 2003 and 2002 financial statement balances have been reclassified to conform to the 2004 presentation.

(3)  Investments

     Net investment income for the years ended December 31 was as follows:

     in thousands                                       2004       2003       2002
     ------------                                     --------   --------   --------
     Fixed maturity securities                        $367,978   $370,208   $398,491
     Equity securities                                  14,368     17,615     24,620
     Mortgage loans                                     62,182     61,404     58,791
     Real estate                                            29      1,543      1,285
     Policy loans                                       19,843     19,517     19,360
     Cash equivalents                                    2,233      2,216      3,384
     Private equity investments                          4,909      1,853      3,277
     Other invested assets                               3,305      5,357      3,019
                                                      --------   --------   --------
        Gross investment income                        474,847    479,713    512,227
     Investment expenses                               (15,235)   (13,855)   (13,124)
                                                      --------   --------   --------
        Total                                         $459,612   $465,858   $499,103
                                                      ========   ========   ========

     Net realized investment gains (losses) for the years ended December 31 were as follows:

     in thousands                                      2004       2003        2002
     ------------                                    --------   --------   ---------
     Fixed maturity securities                       $  9,712   $(19,499)  $ (26,162)
     Equity securities                                 64,029     25,572     (64,038)
     Mortgage loans                                      (242)      (376)      1,509
     Real estate                                          (33)     4,490          (1)
     Private equity investments                        11,571    (54,224)    (48,395)
     Other invested assets                            (11,175)    (4,604)        (10)
                                                     --------   --------   ---------
        Total                                        $ 73,862   $(48,641)  $(137,097)
                                                     ========   ========   =========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

     in thousands                                       2004       2003        2002
     ------------                                     --------   --------   ---------
     Fixed maturity securities, available-for-sale:
        Gross realized gains                          $ 24,167   $ 21,560   $  59,802
        Gross realized losses                          (14,455)   (41,059)    (85,964)
     Equity securities:
        Gross realized gains                            88,097     93,634      40,973
        Gross realized losses                          (24,068)   (68,062)   (105,011)
     Private equity investments:
        Gross realized gains                            26,852      3,823       3,525
        Gross realized losses                          (15,281)   (58,047)    (51,920)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

     in thousands                                                 2004        2003
     ------------                                              ---------   ---------
     Gross unrealized gains                                    $ 492,319   $ 514,469
     Gross unrealized losses                                     (50,025)    (54,769)
     Adjustment to deferred policy acquisition costs             (63,599)   (112,006)
     Adjustment to reserves                                      (44,280)    (47,221)
     Adjustment to unearned policy and contract fees              10,253      17,365
     Deferred federal income taxes                              (121,647)   (104,171)
                                                               ---------   ---------
        Net unrealized gains                                   $ 223,021   $ 213,667
                                                               =========   =========

     The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                         Gross Unrealized
     in thousands                           Amortized   ------------------      Fair
     December 31, 2004                        Cost        Gains     Losses      Value
     -----------------------------------   ----------   --------   -------   ----------
     United States government              $   20,377   $    431   $    72   $   20,736
     Government agencies and authorities       44,517        550       125       44,942
     Foreign governments                        1,714         76        --        1,790
     Corporate securities                   3,207,961    197,974     7,162    3,398,773
     Asset-backed securities                  504,197     25,654     2,448      527,403
     Mortgage-backed securities             1,434,572     50,040     5,308    1,479,304
                                           ----------   --------   -------   ----------
        Total fixed maturities              5,213,338    274,725    15,115    5,472,948
     Equity securities-unaffiliated           606,225    144,589     3,537      747,277
                                           ----------   --------   -------   ----------
           Total                           $5,819,563   $419,314   $18,652   $6,220,225
                                           ==========   ========   =======   ==========

                                                         Gross Unrealized
     in thousands                           Amortized   ------------------      Fair
     December 31, 2003                        Cost        Gains     Losses      Value
     -----------------------------------   ----------   --------   -------   ----------
     United States government              $   54,092   $     --   $    66   $   54,026
     Government agencies and authorities        5,582         17         5        5,594
     Foreign governments                        1,467        127        --        1,594
     Corporate securities                   2,637,690    226,145     9,262    2,854,573
     Asset-backed securities                  661,465     16,702     5,404      672,763
     Mortgage-backed securities             1,287,137     68,816     3,225    1,352,728
                                           ----------   --------   -------   ----------
        Total fixed maturities              4,647,433    311,807    17,962    4,941,278
     Equity securities-unaffiliated           580,495     97,537     1,634      676,398
                                           ----------   --------   -------   ----------
           Total                           $5,227,928   $409,344   $19,596   $5,617,676
                                           ==========   ========   =======   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                        Gross Unrealized
     in thousands                           Amortized   ----------------      Fair
     December 31, 2004                        Cost       Gains    Losses      Value
     -----------------------------------   ----------   -------   ------   ----------
     United States government              $  219,852   $10,294   $  714   $  229,432
     Government agencies and authorities      168,952     4,203      832      172,323
     Corporate securities                     101,224     3,119       94      104,249
     Asset-backed securities                    8,170       304       --        8,474
     Mortgage-backed securities               629,928    10,381    2,644      637,665
                                           ----------   -------   ------   ----------
        Total fixed maturities              1,128,126    28,301    4,284    1,152,143
     Equity securities-unaffiliated            63,396    21,579      854       84,121
                                           ----------   -------   ------   ----------
           Total                           $1,191,522   $49,880   $5,138   $1,236,264
                                           ==========   =======   ======   ==========

                                                        Gross Unrealized
     in thousands                           Amortized   ----------------      Fair
     December 31, 2003                        Cost       Gains    Losses      Value
     -----------------------------------   ----------   -------   ------   ----------
     United States government              $  205,495   $10,883   $   47   $  216,331
     Government agencies and authorities      219,209     7,393       --      226,602
     Corporate securities                     323,481    29,123      226      352,378
     Asset-backed securities                   12,529       669       --       13,198
     Mortgage-backed securities               543,519    10,985    1,885      552,619
                                           ----------   -------   ------   ----------
        Total fixed maturities              1,304,233    59,053    2,158    1,361,128
     Equity securities-unaffiliated            52,100    16,920      249       68,771
                                           ----------   -------   ------   ----------
           Total                           $1,356,333   $75,973   $2,407   $1,429,899
                                           ==========   =======   ======   ==========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2004, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                           Available-for-Sale
                                                 Available-for-Sale        Securities on Loan
                                              -----------------------   -----------------------
                                               Amortized      Fair       Amortized      Fair
     in thousands                                Cost         Value        Cost         Value
     ------------                             ----------   ----------   ----------   ----------
     Due in one year or less                  $  311,134   $  321,851   $   45,809   $   46,109
     Due after one year through five years       195,890      209,785      250,228      253,794
     Due after five years through ten years    2,343,390    2,446,881      138,459      143,854
     Due after ten years                         928,352    1,015,127       63,702       70,721
                                              ----------   ----------   ----------   ----------
                                               3,778,766    3,993,644      498,198      514,478
     Mortgage-backed securities                1,434,572    1,479,304      629,928      637,665
                                              ----------   ----------   ----------   ----------
        Total                                 $5,213,338   $5,472,948   $1,128,126   $1,152,143
                                              ==========   ==========   ==========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company had certain investments with a reported fair value lower than the cost of the investment as follows:

     in thousands                                                   Unrealized
     December 31, 2004                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 11,526    $ 11,598     $    72
        Greater than 12 months                     --          --          --
     Government agencies and authorities
        Less than 12 months                    25,883      26,008         125
        Greater than 12 months                     --          --          --
     Corporate securities
        Less than 12 months                   562,396     569,337       6,941
        Greater than 12 months                 23,947      24,168         221
     Mortgage and asset-backed securities
        Less than 12 months                   541,614     549,370       7,756
        Greater than 12 months                     --          --          --
     Equity securities - unaffiliated
        Less than 12 months                    41,894      45,431       3,537
        Greater than 12 months                     --          --          --
     Private equity investments
        Less than 12 months                    14,732      16,177       1,445
        Greater than 12 months                 76,048      99,435      23,387

     in thousands                                                   Unrealized
     December 31, 2003                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 18,579    $ 18,645     $    66
        Greater than 12 months                     --          --          --
     Government agencies and authorities
        Less than 12 months                     8,251       8,256           5
        Greater than 12 months                     --          --          --
     Corporate securities
        Less than 12 months                   248,946     252,829       3,883
        Greater than 12 months                 71,276      76,655       5,379
     Mortgage and asset-backed securities
        Less than 12 months                   371,769     376,996       5,227
        Greater than 12 months                 30,697      34,099       3,402
     Equity securities - unaffiliated
        Less than 12 months                    13,817      14,534         717
        Greater than 12 months                 15,350      16,267         917
     Private equity investments
        Less than 12 months                    95,778     124,813      29,035
        Greater than 12 months                  6,905       9,271       2,366

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company had certain investments on loan with a reported fair value lower than the cost of the investment as follows:

     in thousands                                                   Unrealized
     December 31, 2004                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $ 85,483    $ 86,197     $  714
        Greater than 12 months                     --          --         --
     Government agencies and authorities
        Less than 12 months                    95,646      96,478        832
        Greater than 12 months                     --          --         --
     Corporate securities
        Less than 12 months                    20,363      20,457         94
        Greater than 12 months                     --          --         --
     Mortgage and asset-backed securities
        Less than 12 months                   221,959     224,603      2,644
        Greater than 12 months                     --          --         --
     Equity securities - unaffiliated
        Less than 12 months                     7,439       8,293        854
        Greater than 12 months                     --          --         --

     in thousands                                                   Unrealized
     December 31, 2003                      Fair Value     Cost       Losses
     ------------------------------------   ----------   --------   ----------
     US government securities
        Less than 12 months                  $  1,814    $  1,861     $   47
        Greater than 12 months                     --          --         --
     Government agencies and authorities
        Less than 12 months                        --          --         --
        Greater than 12 months                     --          --         --
     Corporate securities
        Less than 12 months                    24,081      24,307        226
        Greater than 12 months                     --          --         --
     Mortgage and asset-backed securities
        Less than 12 months                   173,292     175,177      1,885
        Greater than 12 months                     --          --         --
     Equity securities - unaffiliated
        Less than 12 months                     3,460       3,709        249
        Greater than 12 months                     --          --         --

Unrealized losses on fixed maturity securities are generally interest related rather than credit related. For equity securities, outside research supports target prices for the holdings that will return the securities to original cost or higher. For private equity securities, unrealized losses are generally due to heavy initial expenses and capital calls typical of newly developed funds.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2004, no specific mortgage loans were considered impaired. At December 31, 2003, one mortgage loan was considered impaired. An allowance of $400,000 was recorded in 2003 on the impaired mortgage loan. The loan was sold in 2004, resulting in an additional realized loss of $242,000. As of December 31, 2004 and 2003, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. There were no provisions for credit losses or charge-offs in 2004, 2003 or 2002.

     Below is a summary of interest income on impaired mortgage loans.

     in thousands                                               2004   2003   2002
     ------------                                               ----   ----   ----
     Impaired mortgage loans                                     $--   $ --   $  1
     Interest income on impaired mortgage loans - contractual     --    442    166
     Interest income on impaired mortgage loans - collected       --     --     --

     At December 31, 2004 and 2003, fixed maturity securities and cash equivalents with a carrying value of $9,522,000 and $9,568,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  Variable Interest Entities

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51, subsequently revised in December of 2003 (FIN 46-R). The provisions of FIN 46-R for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46-R is the beginning of the first period beginning after December 15, 2004. FIN 46-R changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46-R is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. The Company has identified two VIEs for which it is the primary beneficiary. The Company has invested debt with the holding company of a former related party. Management of the holding company are not under agreement or regulation required to produce consolidated financial statement information. Data available for the Company to consolidate is considered incomplete, particularly in regard to revenue, capital transactions and minority interest information, and immaterial to the financial results of the Company. The Company estimates its maximum remaining exposure in this VIE to be $300,000. The Company estimates the revenue of this VIE to be approximately $1,000,000. The Company additionally holds an investment in a trust for which it is the primary beneficiary and where results are consolidated in the Company's financial results. The assets held under this VIE are approximately $5,000,000. The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated as detailed below:

                                                                Maximum Exposure
     in thousands                                Total Assets        to Loss
     ------------                                ------------   ----------------
     Collateralized debt obligations               $ 12,870         $ 13,000
     Non-registered mutual funds                    125,436          113,592
     Private equity investments                      33,625           30,977
     Other invested assets                            3,141            3,141

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5)  Notes Receivable

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The interest rate on the note was 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company were payable February and August of each year commencing February 2001. All principal and interest payments were due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continued to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. As of December 31, 2003, the loan balance was $13,791,000 and the accrued interest was $496,000. For the years ended December 31, 2004 and 2003, the Company received principal payments of $0 and $968,000, respectively, and interest payments of $346,000 and $755,000, respectively. During 2004, the note was refinanced into two new notes: a $17,800,000 note and a $2,976,000 note. An immediate write down at the time of refinancing of $4,808,000 and $428,000, respectively was taken on each of these notes. The two new notes were subsequently transferred from the Company to its parent in the form of a dividend. The loan balance was included in other invested assets, accrued interest was included in accrued investment income, and investment income is included in net investment income.

(6)  Net Finance Receivables

     Finance receivables as of December 31 were as follows:

     in thousands                                             2004        2003
     ------------                                           --------   --------
     Direct installment loans                               $163,348   $154,155
     Retail installment notes                                 24,971     17,286
     Retail revolving credit                                      51        108
     Accrued interest                                          2,915      2,632
                                                            --------   --------
        Gross receivables                                    191,285    174,181
     Unearned finance charges                                (42,982)   (39,233)
     Allowance for uncollectible amounts                      (7,878)    (7,232)
                                                            --------   --------
        Finance receivables, net                            $140,425   $127,716
                                                            ========   ========

     Direct installment loans, at December 31, 2004 and 2003, consisted of $111,100,000 and $103,349,000, respectively, of discount basis loans, net of unearned finance charges, and $13,762,000 and $14,552,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2004 were as follows:

     in thousands
     ------------
     2005                                                            $ 20,726
     2006                                                              43,855
     2007                                                              66,758
     2008                                                              12,167
     2009                                                               1,585
     2010 and thereafter                                                3,212
                                                                     --------
        Total finance receivables, net of unearned finance charges    148,303
     Allowance for uncollectible amounts                               (7,878)
                                                                     --------
           Finance receivables, net                                  $140,425
                                                                     ========

     During the years ended December 31, 2004 and 2003, principal cash collections of direct installment loans were $57,523,000 and $52,705,000, respectively, and the percentages of these cash collections to average net balances were 49% and 48%, respectively. Retail installment notes' principal cash collections were $28,653,000 and $21,597,000, respectively, and the percentages of these cash collections to average net balances were 164% for both 2004 and 2003.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2004 and 2003 was 5.3% and 5.4%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

     in thousands                              2004       2003       2002
     ------------                            --------   --------   --------
     Balance at beginning of year            $  7,232   $  6,627   $  5,846
     Provision for credit losses                8,080      8,014      8,029
     Allowance applicable to bulk purchase         --         --          4
     Charge-offs                              (10,541)   (10,262)   (10,292)
     Recoveries                                 3,107      2,853      3,040
                                             --------   --------   --------
     Balance at end of year                  $  7,878   $  7,232   $  6,627
                                             ========   ========   ========

     At December 31, 2004 and 2003, the recorded investments in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2004 and 2003 and the related allowance for losses was as follows:

                                           Installment   Revolving
     in thousands                             Loans       Credit     Total
     ------------                          -----------   ---------   -----
     Balances at December 31, 2004             $303          --       $303
     Related allowance for credit losses       $110          --       $110

     Balances at December 31, 2003             $374          54       $428
     Related allowance for credit losses       $122          54       $176

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All loans deemed to be impaired are placed on non-accrual status. No accrued or unpaid interest was recognized on impaired loans during the years ended December 31, 2004, 2003 and 2002. The average quarterly balance of impaired loans during the years ended December 31, 2004 and 2003 was $348,000 and $515,000 for installment basis loans and $13,000 and $54,000 for revolving credit loans, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2004.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2004 and 2003 was $15,691,000 and $14,625,000, respectively. There was no investment in receivables past due more than 90 days that were accounted for on an accrual basis at December 31, 2004 and 2003.

(7)  Income Taxes

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

     in thousands                                            2004      2003      2002
     ------------                                          -------   -------   --------
     Computed tax expense (benefit)                        $69,693   $20,754   $ (5,852)
     Difference between computed and actual tax expense:

        Dividends received deduction                        (8,751)   (5,032)    (8,539)
        Tax credits                                         (1,811)   (1,200)    (1,300)
        Expense adjustments and other                        1,135       331     (4,785)
                                                           -------   -------   --------
           Total tax expense (benefit)                     $60,266   $14,853   $(20,476)
                                                           =======   =======   ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

     in thousands                                               2004       2003
     ------------                                             --------   --------
     Deferred tax assets:
        Policyholder liabilities                              $  4,108   $ 18,565
        Pension and post retirement benefits                    34,857     35,330
        Tax deferred policy acquisition costs                   95,386    103,556
        Deferred gain on individual disability coinsurance      16,449     17,874
        Net realized capital losses                             60,163     56,592
        Ceding commissions                                       7,363      8,611
        Other                                                    7,598     11,232
                                                              --------   --------
           Gross deferred tax assets                           225,924    251,760
                                                              --------   --------
     Deferred tax liabilities:
        Deferred policy acquisition costs                      198,437    173,739
        Premiums                                                20,003     19,246
        Real estate and property and equipment depreciation      9,383      9,056
        Basis difference on investments                         28,965     21,734
        Net unrealized capital gains                           155,817    154,633
        Other                                                   11,803     12,316
                                                              --------   --------
           Gross deferred tax liabilities                      424,408    390,724
                                                              --------   --------
              Net deferred tax liability                      $198,484   $138,964
                                                              ========   ========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2004 and 2003 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2004, 2003, and 2002, were $23,747,000, $3,588,000 and $20,066,000, respectively.

     In December 2004, the IRS completed their audit of the Company's federal income tax returns for the years 2001 and 2002. The Company has accrued for the taxes assessed as a result of the audit. The Company's tax returns for 2003 and later are expected to be under examination by the IRS beginning in late 2005. The Company believes that any additional taxes refunded or assessed as a result of this future examination will not have a material effect on its consolidated financial position.

(8)  Employee Benefit Plans

     Pension Plans and Post Retirement Plans Other than Pensions

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. The Company expects to contribute at least $7,000,000 to its noncontributory defined benefit retirement plans in 2005 and intends to contribute more if required to meet minimum funding standards. In addition, it may contribute additional tax deductible amounts.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

     The Company also has postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. The Company has set up a 401(h) account during 2004 through its noncontributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute additional tax deductible amounts during 2005.

     The measurement date of the majority of the Company's pension and postretirement plans other than pensions is December 1.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                 Pension Benefits      Other Benefits
                                               -------------------   -----------------
     in thousands                                2004       2003       2004      2003
     ------------                              --------   --------   -------   -------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $330,876   $275,112   $56,754   $52,719
     Service cost                                14,674     12,871     2,510     2,589
     Interest cost                               19,624     18,718     3,155     3,516
     Actuarial (gain) loss                       (1,248)    30,707       728      (994)
     Benefits paid                               (7,005)              (1,275)   (1,076)
                                                            (6,532)
                                               --------   --------   -------   -------
     Benefit obligation at end of year         $356,921   $330,876   $61,872   $56,754
                                               ========   ========   =======   =======

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                                            Pension Benefits        Other Benefits
                                                                         ---------------------   -------------------
     in thousands                                                           2004        2003       2004       2003
     ------------                                                        ---------   ---------   --------   --------
     Change in plan assets:
     Fair value of plan assets at beginning
        of year                                                          $ 192,833   $ 160,852   $     --   $     --
     Actual return on plan assets                                           25,612      24,046         --         --
     Employer contribution                                                  25,556      14,467      4,175      1,076
     Benefits paid                                                          (7,005)     (6,532)    (1,275)    (1,076)
                                                                         ---------   ---------   --------   --------
     Fair value of plan assets at end of year                            $ 236,996   $ 192,833   $  2,900   $     --
                                                                         =========   =========   ========   ========
     Net amount recognized:
     Funded status                                                       $(119,924)  $(138,043)  $(58,972)  $(56,755)
     Unrecognized net actuarial loss                                        86,555     101,461      6,979      5,943
     Unrecognized transition obligation                                      1,631       2,167
     Unrecognized prior service cost (benefit)                               2,323       2,741         --       (526)
                                                                         ---------   ---------   --------   --------
     Net amount recognized                                               $ (29,415)  $ (31,674)  $(51,993)  $(51,338)
                                                                         =========   =========   ========   ========
     Amounts recognized in the consolidated balance sheets consist of:
     Accrued benefit cost                                                $ (30,711)  $ (35,586)  $(51,993)  $(51,338)
     Intangible asset                                                           68       3,892         --         --
     Accumulated other comprehensive income                                  1,228          20         --         --
                                                                         ---------   ---------   --------   --------
     Net amount recognized                                               $ (29,415)  $ (31,674)  $(51,993)  $(51,338)
                                                                         =========   =========   ========   ========
     Accumulated benefit obligation                                      $ 250,129   $ 225,079   $ 61,872   $ 56,755

     Plans with accumulated benefit obligation in excess of plan assets:
     Projected benefit obligation                                        $  72,497   $ 321,240
     Accumulated benefit obligation                                         59,880     217,525
     Fair value of plan assets                                              33,731     185,266
     Minimum pension liability                                              26,149      32,259
     Increase in minimum liability included in other comprehensive
        income                                                               1,208          20

     Weighted average assumptions used to determine benefit
        obligations:
     Discount rate                                                            5.99%       6.25%      6.00%      6.25%
     Rate of compensation increase                                            5.95%       5.95%        --         --

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                   Pension Benefits     Other Benefits
                                                 -------------------   ----------------
     in thousands                                  2004       2003       2004     2003
     ------------                                --------   --------   -------   ------
     Components of net periodic benefit cost:
     Service cost                                $ 14,674   $ 12,871   $ 2,510   $2,589
     Interest cost                                 19,624     18,718     3,155    3,516
     Expected return on plan assets               (16,043)   (14,730)       --       --
     Transition obligation amortization               536        536        --       --
     Prior service cost (benefit) amortization        418        418      (526)    (526)
     Recognized net actuarial loss (gain)           4,088      2,283      (308)     101
                                                 --------   --------   -------   ------
     Net periodic benefit cost                   $ 23,297   $ 20,096   $ 4,831   $5,680
                                                 ========   ========   =======   ======
     Weighted average assumptions used to
        Determine net periodic benefit costs:
     Discount rate                                   6.24%      7.00%     6.25%    7.00%
     Expected long-term return on plan assets        7.81%      7.79%       --       --
     Rate of compensation increase                   5.95%      5.97%       --       --

     Estimated future benefit payments for pension and other postretirement benefits:

                     Pension     Other    Medicare
     in thousands   Benefits   Benefits    Subsidy
     ------------   --------   --------   --------
     2005            $ 7,642    $ 1,355    $   --
     2006              8,211      1,410       216
     2007              8,927      1,606       247
     2008              9,556      1,821       280
     2009             10,378      2,056       317
     2010 - 2014      69,404     14,480     2,179

     For measurement purposes, a 9.0% and 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004 and 2003, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

     The Company recorded an additional minimum liability of $1,296,000 and $3,912,000 as of December 31, 2004, and 2003, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $68,000 and $3,892,000 at December 31, 2004, and 2003,
     respectively, is included in other assets in the consolidated balance sheets.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2004 and 2003. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2004 by $22,084,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2004 by $2,565,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2004 by $17,259,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2004 by $1,929,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                                     2004   2003
                                                                     ----   ----
     Equity securities                                                61%    57%
     Debt securities                                                  26%    28%
     Insurance company general account                                13%    15%

     At times, investments may be made in non-traditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity investments for asset allocation purposes. A tactical asset allocation overlay investment is also employed which utilizes equity and debt futures positions to adjust overall exposure to these broad asset classes. The futures contracts owned control 10% positions in both equity securities and fixed income securities in one of the non-contributory defined benefit plans, and 9% when weighted across all non-contributory defined benefit plans.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to a level which will keep the liquidation of depressed assets for benefit payments, the increase in contributions and pension expense due to investment losses, and the decline in the funded ratios due to investment losses to levels deemed tolerable.

     The target asset allocation as of December 31, 2004, for each of the broad investment categories, weighted for all plans combined is as follows:

     Equity securities                                                43% to 71%
     Debt securities                                                  16% to 42%
     Insurance company general account                                11% to 18%
     Other                                                             0% to  2%

     The primary investment goals of the postretirement plans are to preserve capital and provide sufficient liquidity to meet the annual expenses incurred by the Company. These plan assets are currently allocated to 100% debt securities, which are primarily high quality short-term fixed income securities. The target asset allocation as of December 31, 2004 is 100% to debt securities.

     Profit Sharing Plans

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2004, 2003, and 2002 of $10,811,000, $6,924,000 and $3,899,000, respectively. Participants may elect to receive a portion of their contributions in cash.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

     in thousands                                   2004       2003       2002
     ------------                                 --------   --------   --------
     Balance at January 1                         $554,160   $536,604   $518,209
        Less: reinsurance recoverable              471,425    449,212    433,323
                                                  --------   --------   --------
     Net balance at January 1                       82,735     87,392     84,886
                                                  --------   --------   --------
     Incurred related to:
        Current year                                55,546     60,927     65,692
        Prior years                                  3,388       (526)     4,839
                                                  --------   --------   --------
     Total incurred                                 58,934     60,401     70,531
                                                  --------   --------   --------
     Paid related to:
        Current year                                24,165     24,849     27,436
        Prior years                                 38,523     40,209     40,589
                                                  --------   --------   --------
     Total paid                                     62,688     65,058     68,025
                                                  --------   --------   --------
     Net balance at December 31                     78,981     82,735     87,392
        Plus: reinsurance recoverable              496,450    471,425    449,212
                                                  --------   --------   --------
     Balance at December 31                       $575,431   $554,160   $536,604
                                                  ========   ========   ========

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits, pending policy and contract claims, and other liabilities on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $3,388,000 in 2004, decreased by $526,000 in 2003, and increased by $4,839,000 in 2002, which includes the amortization of discount on individual accident and health claim reserves of $75,000, $153,000, and $331,000 in 2004, 2003, and 2002, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(10) Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

     in thousands                               2004         2003        2002
     ------------                            ----------   ----------   --------
     Direct premiums                         $  924,713   $  887,189   $807,116
     Reinsurance assumed                        276,104      225,288    181,473
     Reinsurance ceded                         (122,231)    (107,200)   (88,515)
                                             ----------   ----------   --------
        Net premiums                         $1,078,586   $1,005,277   $900,074
                                             ==========   ==========   ========

     Reinsurance recoveries on ceded reinsurance contracts were $105,589,000, $103,839,000 and $103,979,000 during 2004, 2003, and 2002, respectively.

     During September 2003, the Company entered into a written agreement with Pan-American Life Insurance Company whereby 401(k) accounts representing 865 contracts with associated fixed and variable assets of approximately $488,174,000 were transferred to separate accounts and approximately $85,366,000 were transferred to the general account, effective November 17, 2003. The amounts pertaining to reinsurance assumed and coinsurance agreements are $55,236,000 and $518,305,000, respectively.

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts

     The Company issues certain nontraditional long-duration contracts including universal life, variable universal life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable universal life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment losses in the consolidated statements of operations. For universal life contracts the amounts assessed against the contractholders for mortality, administrative, and other services are included in universal life policy fees and changes in liabilities for guaranteed benefits are included in policyholder benefits in the consolidated statements of operations. For both variable annuity and universal life contracts, separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2004.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable universal life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31 and January 1, 2004, the Company had the following variable annuity contracts with guarantees:

                                                        December 31    January 1
     in thousands                                           2004         2004
     ------------                                       -----------   ----------
     Return of net deposits:
        In the event of death
           Account value                                 $1,412,580   $1,316,042
           Net amount at risk                            $   14,272   $   27,997
           Average attained age of contractholders             52.4         52.7

     Return of net deposits plus a minimum return:
        In the event of death
           Account value                                 $   62,843   $   25,971
           Net amount at risk                            $       70   $       23
           Average attained age of contractholders             57.7         58.9
        At annuitization
           Account value                                 $   81,233   $    3,112
           Net amount at risk                                    --           --
           Weighted average period remaining until
              expected annuitization (in years)                 9.7          9.9

     Highest specified anniversary account value:
        In the event of death
           Account value                                 $  390,485   $  314,950
           Net amount at risk                            $    9,962   $   17,206
           Average attained age of contractholders             52.5         52.5

     Guaranteed payout annuity floor:
           Account value                                 $   78,809   $   52,271
           Net amount at risk                            $       14   $       19
           Average attained age of contractholders               66           67

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     At December 31 and January 1, 2004, the Company had the following universal life and variable universal life contracts with guarantees:

                                                       December 31    January 1
     in thousands                                          2004          2004
     ------------                                      -----------   -----------
     Account value (general and separate accounts)     $ 1,656,229   $ 1,399,563
     Net amount at risk                                $32,902,249   $31,422,025
     Average attained age of policyholders                      46            45

     Liabilities for guarantees on variable contracts reflected in the general account for 2004 are:

                                       Minimum        Guaranteed    Universal Life
                                      Guaranteed        Payout       and Variable
     in thousands                   Death Benefit   Annuity Floor   Universal Life
     ------------                   -------------   -------------   --------------
     Balance at beginning of year       $  87          $7,493          $    --
     Incurred guarantee benefits          654             924            2,294
     Paid guaranteed benefits            (520)           (225)          (1,427)
                                        -----          ------          -------
     Balance at end of year             $ 221          $8,192          $   867
                                        =====          ======          =======

     The minimum guaranteed death benefit liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor benefits are considered to be derivatives under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, and are recognized at fair value through earnings. The universal life and variable universal life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For both variable annuity and universal life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death benefit liability on variable annuities at December 31, 2004:

          .    Data compiled from 10,000 stochastically generated investment performance scenarios and ranked by wealth factors. Projections were run using a sampling of these scenarios.
          .    Mean investment performance was 10.35% and is consistent with DAC projections over a 10 year period.
          .    Annualized monthly standard deviation was 14.28%.
          .    Assumed mortality was 100% of the 1983a table.
          .    Lapse rates varied by contract type and policy duration, ranging form 1% to 25%, with an average of 9%.
          .    Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Certain Nontraditional Long-Duration Contracts and Separate Accounts (Continued)

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable universal life liability at December 31, 2004:

          .    Separate account investment performance assumption was 8%.
          .    Assumed mortality was 100% of pricing levels.
          .    Lapse rates varied by policy duration, ranging from 2% to 9%.
          .    General account discount rate was 5.5%.
          .    Separate account discount rate was 7.7%.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31 and January 1, 2004:

                           Variable Annuity Contracts   Universal Life Contracts
                           --------------------------   ------------------------
     in thousands           December 31    January 1    December 31    January 1
     ------------           -----------   ----------    -----------   ----------
     Equity                  $1,259,616   $1,040,199     $1,089,227   $  911,641
     Bond                       209,677      192,712         83,893       74,537
     Balanced                   238,106      248,114        157,382      147,868
     Money market                33,859       42,568         18,374       18,959
     Mortgage                   137,110      149,231         54,498       49,154
     Real estate                 66,349       36,410         29,496       15,296
                             ----------   ----------     ----------   ----------
        Total                $1,944,717   $1,709,234     $1,432,870   $1,217,455
                             ==========   ==========     ==========   ==========

(12) Unremitted Premiums Payable

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2004 and 2003, the liability associated with unremitted premiums payable was $13,008,000 and $0, respectively. As described in note 2, as of December 31, 2004 and 2003, the Company had restricted the use of $13,008,000 and $0, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(13) Business Combinations

     Effective June 1, 2004, the Company completed the acquisition of Allied, a privately held independent distributor of credit union insurance and financial services products. The Company anticipates this acquisition will strengthen its leadership position in the credit union marketplace through the combination of each entity's respective strengths; manufacturing through Minnesota Life Insurance Company and distribution through Allied. The acquisition was accounted for under the purchase method of accounting as required by FAS 141, Business Combinations (FAS 141), which requires that assets purchased and liabilities assumed be valued at fair value. Goodwill represents the excess of the purchase price over the fair value of the acquired tangible assets, assumed liabilities and identifiable intangible assets.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In accordance with the purchase method of accounting, the purchase price of $21,500,000 was allocated based on an estimate of the fair values of assets acquired and liabilities assumed as of June 1, 2004, as follows:

     in thousands
     ------------
     Cash                                                              $  8,504
     Property and equipment                                               1,250
     Intangible assets                                                   13,592
     Other assets                                                         3,388
     Other liabilities                                                  (16,012)
                                                                       --------
        Net assets acquired                                              10,722
     Excess of cost over fair value - goodwill                           10,778
                                                                       --------
        Allocated purchase price                                       $ 21,500
                                                                       ========

     Of the $13,592,000 of value assigned to intangible assets, $2,146,000 was assigned to non-compete covenants specified in the purchase agreement to be amortized over a three year period on a straight-line basis. The remaining assignment of intangible asset relates to the purchased customer/client relationships existing at the date of acquisition. The assigned value of $11,446,000 is supported through a discounted cash flow analysis that estimated the value and the useful life of the intangibles. The amortization of this intangible asset is three to ten years based on the estimated useful life of the underlying customer/client relationships on a straight-line basis. Amortization expense for 2004 in the amount of $1,281,000 is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2005, $2,720,000; 2006, $2,720,000; 2007, $1,998,000; 2008, $1,705,000; 2009,
     $1,055,000.

     In connection with the acquisition of Allied, the Company has agreed to pay additional consideration in future periods, based on either the fulfillment of certain requirements or the attainment of defined operating objectives. In accordance with FAS 141, the Company does not accrue contingent consideration obligations prior to the attainment of the objectives. At December 31, 2004, the maximum potential future consideration pursuant to this agreement, to be resolved over the next three years, is $18,500,000. The Company anticipates that any such payments would result in increases in goodwill.

     The Company has also agreed to pay an additional $1,000,000 in the period where a contractual obligation was met by the sellers. Subsequent to December 31, 2004, the sellers have met this requirement and payment was made in January, 2005. The Company anticipates that this payment will result in an increase in goodwill.

(14) Fair Value of Financial Instruments

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2004 and 2003. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values. The fair values of securities lending collateral assets and liabilities are based on quoted market prices.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The interest rates on the finance receivables outstanding as of December 31, 2004 and 2003, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2004 and 2003, approximate the fair value for those respective dates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2004 and 2003 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                                    2004                        2003
                                         -------------------------   -------------------------
                                           Carrying        Fair        Carrying        Fair
     in thousands                           Amount        Value         Amount        Value
     ------------                        -----------   -----------   -----------   -----------
     Fixed maturity securities
        Available-for-sale               $ 5,472,948   $ 5,472,948   $ 4,941,278   $ 4,941,278
     Equity securities                       747,277       747,277       676,398       676,398
     Mortgage loans, net                     810,508       885,371       773,479       868,556
     Finance receivables, net                140,425       140,425       127,716       127,716
     Policy loans                            270,186       270,186       263,508       263,508
     Private equity investments              226,631       226,631       222,200       222,200
     Fixed maturity securities on loan     1,152,143     1,152,143     1,361,128     1,361,128
     Equity securities on loan                84,121        84,121        68,771        68,771
     Other invested assets                     2,926         2,926       114,809       114,809
     Cash and cash equivalents               196,508       196,508       222,529       222,529
     Securities held as collateral         1,276,761     1,276,761     1,466,354     1,466,354
     Separate account assets               9,563,176     9,563,176     8,854,022     8,854,022
                                         -----------   -----------   -----------   -----------
        Total financial assets           $19,943,610   $20,018,473   $19,092,192   $19,187,269
                                         ===========   ===========   ===========   ===========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                  2004                        2003
                                       -------------------------   -------------------------
                                         Carrying        Fair        Carrying        Fair
     in thousands                         Amount        Value         Amount        Value
     ------------                      -----------   -----------   -----------   -----------
     Deferred annuities                $ 1,962,025   $ 1,967,527   $ 1,831,790   $ 1,835,924
     Annuity certain contracts              59,666        62,712        62,144        65,858
     Other fund deposits                 1,103,217     1,107,354     1,121,288     1,130,236
     Supplementary contracts without
        life contingencies                  43,538        43,538        42,068        42,068
     Notes payable                         125,000       126,983       125,000       126,935
     Securities lending collateral       1,276,761     1,276,761     1,466,354     1,466,354
     Separate account liabilities        9,563,176     9,563,176     8,809,077     8,809,077
                                       -----------   -----------   -----------   -----------
        Total financial liabilities    $14,133,383   $14,148,051   $13,457,721   $13,476,452
                                       ===========   ===========   ===========   ===========

(15) Related Party Transactions

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,407,000, $11,379,000 and $10,866,000 during 2004, 2003 and 2002, respectively. As of
     December 31, 2004 and 2003, the amount due to Advantus under these agreements was $3,594,000 and $3,527,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,813,000, $3,448,000 and $3,539,000 for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2004 and 2003, the amount payable to the Company was $9,310,000 and $9,219,000, respectively. The amount of expenses incurred for the years ended December 31, 2004, 2003, and 2002 were $42,322,000, $48,896,000 and $49,205,000, respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2004, 2003 and 2002. No claims were paid during 2004, 2003 and 2002. As of December 31, 2004 and 2003, reserves held under this policy were $9,516,000 and $6,841,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) Notes Payable

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2004 and 2003. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis. At December 31, 2004 and 2003, the balance of the surplus notes was $125,000,000.

     At December 31, 2004, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2005, $0; 2006, $0; 2007, $0; 2008, $0; 2009, $0; thereafter $125,000,000.

     Prior to 2004, the Company maintained a line of credit, which was drawn down periodically throughout the year. As of December 31, 2003, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2004, 2003 and 2002, was $10,360,000, $11,180,000 and $12,579,000, respectively.

(17) Other Comprehensive Income

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and related adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

     in thousands                                            2004       2003       2002
     ------------                                          --------   --------   --------
     Other comprehensive income (loss), before tax:
        Unrealized gains (loss) on securities              $ 67,906   $154,508   $(74,150)
           Reclassification adjustment for
              (gains) losses included in net income         (85,312)    48,151    138,595
        Adjustment to unearned policy and contract fees      (7,112)    (2,142)    13,074
        Adjustment to reserves                                2,941      7,069    (54,290)
        Adjustment to deferred policy acquisition costs      48,407     23,362    (93,375)
                                                           --------   --------   --------
                                                             26,830    230,948    (70,146)
        Income tax expense (benefit) related to items of
           other comprehensive income                       (17,476)   (75,672)    25,248
                                                           --------   --------   --------
        Other comprehensive income (loss), net of tax      $  9,354   $155,276   $(44,898)
                                                           ========   ========   ========

(18) Stock Dividends and Capital Contributions

     During 2004, the Company declared and paid a dividend to Securian Financial Group, Inc. in the amount of $15,539,000. This dividend was in the form of tax increment financing note agreements with the City of St. Paul. During 2003, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $22,000,000. These dividends were in the form of cash. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000. During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2004 statutory results, the maximum amount available for the payment of dividends during 2005 by Minnesota Life Insurance Company without prior regulatory approval is $141,945,000 after January 1, 2005.

     During 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $55,000,000. This contribution was made in the form of cash and cash equivalents. Additionally, during 2004, Securian Financial Group, Inc. contributed capital to the Company in the amount of $3,164,000. This contribution was made in the form of real estate.

(19) Commitments and Contingencies

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2004 and 2003, these securities were reported at $2,926,000 and $110,894,000, respectively.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $140,685,000 as of December 31, 2004. The Company estimates that $46,000,000 of these commitments will be invested in 2005, with the remaining $94,685,000 invested over the next four years.

     As of December 31, 2004, the Company had committed to purchase mortgage loans totaling $45,950,000 and fixed maturity corporate securities totaling $31,187,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2005, $11,267,000; 2006, $11,267,000; 2007, $11,267,000; 2008, $11,267,000;
     2009, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2005, $802,000; 2006, $718,000; 2007, $734,000; 2008, $704,000; 2009, $707,000.
     Lease expense net of sub-lease income for the years ended December 31, 2004, 2003 and 2002 was $8,561,000, $8,705,000 and $8,740,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies. Minimum gross rental commitments under these leases are as follows: 2005, $2,854,000; 2006, $2,409,000; 2007, $1,474,000; 2008,
     $886,000; 2009, $735,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2004, the Company had guaranteed the payment of $73,600,000 in policyholder dividends and discretionary amounts payable in 2005. The Company has pledged fixed maturity securities, valued at $87,178,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its Individual Disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2004 and 2003 the assets held in trust were $608,550,000 and $566,495,000, respectively.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2004 and 2003 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,634,000 and $1,913,000 as of December 31, 2004 and 2003, respectively. These assets are being amortized over a five-year period.

     Occasionally, the Company will enter into arrangements where by certain lease obligations related to general agents' office space are guaranteed. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(20) Statutory Financial Data

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                             Year ended December 31
                                                            -----------------------
     in thousands                                              2004         2003
     ------------                                           ----------   ----------
     Statutory capital and surplus                          $1,419,449   $1,168,753
     Adjustments:
        Deferred policy acquisition costs                      719,598      636,179
        Net unrealized investment gains                        282,168      351,806
        Adjustment to reserves                                 (44,174)     (47,221)
        Statutory asset valuation reserve                      213,750      205,298
        Statutory interest maintenance reserve                  15,323       14,181

        Premiums and fees deferred or receivable               (37,583)     (35,687)
        Change in reserve basis                                134,848      124,117
        Deferred reinsurance gain                              (46,996)     (51,070)

        Separate accounts                                      (35,300)     (30,847)
        Unearned policy and contract fees                     (155,226)    (138,449)
        Surplus notes                                         (125,000)    (125,000)
        Net deferred income taxes                             (334,823)    (338,228)
        Pension benefit liabilities                            (39,597)     (30,907)
        Non-admitted assets                                    180,460      250,105
        Policyholder dividends                                  56,582       62,497
        Other                                                    4,309        1,425
                                                            ----------   ----------
     Stockholder's equity as reported in the accompanying
        consolidated financial statements                   $2,207,788   $2,016,952
                                                            ==========   ==========

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                          As of December 31
                                                   ------------------------------
     in thousands                                    2004       2003       2002
     ------------                                  --------   --------   --------
     Statutory net income (loss)                   $155,796   $ 11,638   $ (9,814)
     Adjustments:
        Deferred policy acquisition costs            35,050     42,482    (19,156)
        Statutory interest maintenance reserve        1,373      1,450      5,470
        Premiums and fees deferred or receivable     (1,906)    13,817      1,611
        Change in reserve basis                      10,962       (746)    (2,797)
        Separate accounts                            (4,454)    (2,162)    10,913
        Deferred reinsurance gain                    (1,713)    (3,409)   (12,847)
        Unearned policy and contract fees            (9,665)    (7,617)     1,600
        Realized gains (losses)                       3,431     (5,642)   (10,012)
        Net deferred income taxes                   (42,821)     4,268     23,524
        Policyholder dividends                       (5,915)    (2,162)    (1,168)
        Pension benefits                               (498)      (682)     7,472
        Other                                          (783)    (6,790)     8,960
                                                   --------   --------   --------
     Net income as reported in the accompanying
         consolidated financial statements         $138,857   $ 44,445   $  3,756
                                                   ========   ========   ========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     Schedule I - Summary of Investments - Other than Investments in Related
                           Parties December 31, 2004
                                 (In thousands)

                                                                                  As shown
                                                                                   on the
                                                                  Market        consolidated
Type of investment                                  Cost (3)       Value     balance sheet (1)
------------------                                 ----------   ----------   -----------------
Fixed maturity securities
   United States government                        $   20,377   $   20,736       $   20,736
   Government agencies and authorities                 44,517       44,942           44,942
   Foreign governments                                  1,714        1,790            1,790
   Public utilities                                   441,420      472,789          472,789
   Asset-backed securities                            494,235      517,067          517,067
   Mortgage-backed securities                       1,434,572    1,479,304        1,479,304
   All other corporate fixed maturity securities    2,776,503    2,936,320        2,936,320
                                                   ----------   ----------       ----------
      Total fixed maturity securities               5,213,338    5,472,948        5,472,948
                                                   ----------   ----------       ----------

Equity securities:
   Common stocks:
      Public utilities                                  6,841        7,520            7,520
      Banks, trusts and insurance companies           129,863      163,587          163,587
      Industrial, miscellaneous and all other         466,071      572,747          572,747
   Nonredeemable preferred stocks                       3,450        3,423            3,423
                                                   ----------   ----------       ----------
      Total equity securities                         606,225      747,277          747,277
                                                   ----------   ----------       ----------

Mortgage loans on real estate                         810,508       xxxxxx          810,508
Real estate (2)                                         1,771       xxxxxx            1,771
Policy loans                                          270,186       xxxxxx          270,186
Other investments                                     163,731       xxxxxx          163,731
Private equity investments                            228,338       xxxxxx          226,631
Fixed maturity securities on loan                   1,128,126       xxxxxx        1,152,143
Equity securities on loan                              63,396       xxxxxx           84,121
                                                   ----------   ----------       ----------
      Total                                         2,666,056           --        2,709,091
                                                   ----------   ----------       ----------

Total investments                                  $8,485,619   $6,220,225       $8,929,316
                                                   ==========   ==========       ==========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Schedule III - Supplementary Insurance Information
                                 (In thousands)

                                                   As of December 31,
                              -----------------------------------------------------------
                                             Future policy
                                Deferred       benefits                     Other policy
                                 policy     losses, claims                    claims and
                              acquisition   and settlement     Unearned        benefits
          Segment                costs       expenses (1)    premiums (2)      payable
---------------------------   -----------   --------------   ------------   -------------
2004:
   Life insurance               $526,326      $2,758,334       $180,596        $148,057
   Accident and
      health insurance            66,502         695,620         31,443          21,315
   Annuity                       128,227       3,490,442             18             327
                                --------      ----------       --------        --------
                                $721,055      $6,944,396       $212,057        $169,699
                                ========      ==========       ========        ========

2003:
   Life insurance               $464,087      $2,690,654       $168,868        $140,799
   Accident and
      health insurance            70,299         663,495         30,871          19,775
   Annuity                       102,089       3,386,782             28             113
                                --------      ----------       --------        --------
                                $636,475      $6,740,931       $199,767        $160,687
                                ========      ==========       ========        ========

2002:
   Life insurance               $421,265      $2,605,553       $156,832        $111,576
   Accident and
      health insurance            78,588         638,288         34,418          19,349
   Annuity                        70,885       3,155,822             27             196
   Property and
      liability insurance             --              25             --              --
                                --------      ----------       --------        --------
                                $570,738      $6,399,688       $191,277        $131,121
                                ========      ==========       ========        ========

                                                        For the years ended December 31,
                              -----------------------------------------------------------------------------------
                                                                           Amortization
                                                             Benefits,      of deferred
                                                Net       claims, losses      policy        Other
                                Premium      investment   and settlement    acquisition   operating     Premiums
          Segment             revenue (3)      income      expenses (5)        costs       expenses   written (4)
---------------------------   -----------   -----------   --------------   ------------   ---------   -----------
2004:
   Life insurance              $1,204,119     $238,332      $1,061,659       $134,768      $408,460       $--
   Accident and
      health insurance            132,964       11,524          60,323         12,896        76,843        --
   Annuity                        123,551      209,756         201,727         22,224       121,702        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,460,634     $459,612      $1,323,709       $169,888      $607,005       $--
                               ==========     ========      ==========       ========      ========       ===

2003:
   Life insurance              $1,122,503     $240,777      $1,024,443       $127,528      $341,177       $--
   Accident and
      health insurance            131,057       10,711          57,919         19,214        79,737        --
   Annuity                        103,386      214,370         198,077         19,396       108,962        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,356,946     $465,858      $1,280,439       $166,138      $529,876       $--
                               ==========     ========      ==========       ========      ========       ===

2002:
   Life insurance              $1,012,901     $260,686      $  883,852       $147,235      $336,387       $--
   Accident and
      health insurance            131,835       12,494          60,459         20,511        88,290        --
   Annuity                        111,228      225,704         213,817         20,916        88,540        --
   Property and
      liability insurance              --          219             (18)            --            40        --
                               ----------     --------      ----------       --------      --------       ---
                               $1,255,964     $499,103      $1,158,110       $188,662      $513,257       $--
                               ==========     ========      ==========       ========      ========       ===

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            Schedule IV - Reinsurance
                  Years ended December 31, 2004, 2003 and 2002
                                 (In thousands)

                                                                                                 Percentage
                                                       Ceded to    Assumed from                   of amount
                                          Gross         other          other           Net         assumed
                                         amount       companies      companies       amount        to net
                                      ------------   -----------   ------------   ------------   ----------
2004: Life insurance in force         $329,081,364   $47,795,013   $104,062,955   $385,349,306      27.0%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    685,032   $    52,212   $    275,004   $    907,824      30.3%
      Accident and health insurance        202,435        70,019            548        132,964       0.4%
      Annuity                               37,246            --            552         37,798       1.5%
                                      ------------   -----------   ------------   ------------
         Total premiums               $    924,713   $   122,231   $    276,104   $  1,078,586      25.6%
                                      ============   ===========   ============   ============

2003: Life insurance in force         $302,107,783   $38,521,130   $ 90,958,405   $354,545,058      25.7%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    650,603   $    37,988   $    223,765   $    836,380      26.8%
      Accident and health insurance        204,829        69,212          1,469        137,086       1.1%
      Annuity                               31,757            --             54         31,811        --
                                      ------------   -----------   ------------   ------------
         Total premiums               $    887,189   $   107,200   $    225,288   $  1,005,277      22.4%
                                      ============   ===========   ============   ============

2002: Life insurance in force         $266,335,791   $35,836,486   $ 76,101,905   $306,601,210      24.8%
                                      ============   ===========   ============   ============
   Premiums:
      Life insurance                  $    566,342   $    13,677   $    180,539   $    733,204      24.6%
      Accident and health insurance        200,610        74,838            934        126,706       0.7%
      Annuity                               40,164            --             --         40,164        --
                                      ------------   -----------   ------------   ------------
         Total premiums               $    807,116   $    88,515   $    181,473   $    900,074      20.2%
                                      ============   ===========   ============   ============

See accompanying report of independent registered public accounting firm.